UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2020

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2020

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	32
SA Multi-Managed Income/Equity Portfolio	62
SA Multi-Managed Income Portfolio	85
SA Putnam Asset Allocation Diversified Growth Portfolio	108
SA T. Rowe Price Growth Stock Portfolio	147
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	152
SA Multi-Managed Large Cap Value Portfolio	160
SA Multi-Managed Mid Cap Growth Portfolio	169
SA Multi-Managed Mid Cap Value Portfolio	182
SA Multi-Managed Small Cap Portfolio	196
SA Multi-Managed International Equity Portfolio	212
SA Multi-Managed Diversified Fixed Income Portfolio	225
SA Wellington Real Return Portfolio	276
Seasons Focused
SA Columbia Focused Value Portfolio	288
Seasons Managed Allocation
SA Allocation Growth Portfolio	291
SA Allocation Moderate Growth Portfolio	294
SA Allocation Moderate Portfolio	297
SA Allocation Balanced Portfolio	300
Statements of Assets and Liabilities	303
Statements of Operations	311
Statements of Changes in Net Assets	315
Notes to Financial Statements	322
Financial Highlights	370
Report of Independent Registered Public Accounting Firm	383
Approval of Advisory and Subadvisory Agreements	385
Trustees and Officers Information	397
Shareholders Tax Information	399
Comparisons: Portfolios vs Indexes	402
Supplements to the Prospectus	439

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2020.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by the Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2020

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2019 and held until March 31, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2020" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2020" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2020" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2020

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2019	Ending Account Value Using Actual Return at March 31, 2020	Expenses Paid During the Six Months Ended March 31, 2020*	Beginning Account Value at October 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2020	Expenses Paid During the Six Months Ended March 31, 2020*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$916.22	$6.28	$1,000.00	$1,018.45	$6.61	1.31%
Class 2	$1,000.00	$915.66	$6.99	$1,000.00	$1,017.70	$7.36	1.46%
Class 3	$1,000.00	$915.04	$7.47	$1,000.00	$1,017.20	$7.87	1.56%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$936.47	$5.47	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$935.53	$6.19	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$935.10	$6.68	$1,000.00	$1,018.10	$6.96	1.38%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$982.01	$5.70	$1,000.00	$1,019.25	$5.81	1.15%
Class 2	$1,000.00	$980.32	$6.44	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$980.23	$6.93	$1,000.00	$1,018.00	$7.06	1.40%
SA Multi-Managed Income#
Class 1	$1,000.00	$993.79	$6.08	$1,000.00	$1,018.90	$6.16	1.22%
Class 2	$1,000.00	$993.00	$6.83	$1,000.00	$1,018.15	$6.91	1.37%
Class 3	$1,000.00	$992.70	$7.32	$1,000.00	$1,017.65	$7.41	1.47%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$866.87	$4.34	$1,000.00	$1,020.35	$4.70	0.93%
Class 2	$1,000.00	$866.17	$5.04	$1,000.00	$1,019.60	$5.45	1.08%
Class 3	$1,000.00	$866.20	$5.51	$1,000.00	$1,019.10	$5.96	1.18%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$933.98	$4.25	$1,000.00	$1,020.60	$4.45	0.88%
Class 2	$1,000.00	$933.10	$4.98	$1,000.00	$1,019.85	$5.20	1.03%
Class 3	$1,000.00	$933.22	$5.46	$1,000.00	$1,019.35	$5.70	1.13%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$927.89	$3.66	$1,000.00	$1,021.20	$3.84	0.76%
Class 2	$1,000.00	$926.61	$4.38	$1,000.00	$1,020.45	$4.60	0.91%
Class 3	$1,000.00	$926.60	$4.86	$1,000.00	$1,019.95	$5.10	1.01%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$806.86	$3.61	$1,000.00	$1,021.00	$4.04	0.80%
Class 2	$1,000.00	$805.95	$4.29	$1,000.00	$1,020.25	$4.80	0.95%
Class 3	$1,000.00	$805.56	$4.74	$1,000.00	$1,019.75	$5.30	1.05%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$872.25	$4.45	$1,000.00	$1,020.25	$4.80	0.95%
Class 2	$1,000.00	$871.87	$5.15	$1,000.00	$1,019.50	$5.55	1.10%
Class 3	$1,000.00	$871.65	$5.61	$1,000.00	$1,019.00	$6.06	1.20%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$741.54	$4.18	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$740.56	$4.83	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$740.31	$5.26	$1,000.00	$1,018.95	$6.11	1.21%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2020

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2019	Ending Account Value Using Actual Return at March 31, 2020	Expenses Paid During the Six Months Ended March 31, 2020*	Beginning Account Value at October 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2020	Expenses Paid During the Six Months Ended March 31, 2020*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$734.88	$4.21	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$734.30	$4.86	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$734.16	$5.29	$1,000.00	$1,018.90	$6.16	1.22%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$844.02	$4.79	$1,000.00	$1,019.80	$5.25	1.04%
Class 2	$1,000.00	$843.86	$5.49	$1,000.00	$1,019.05	$6.01	1.19%
Class 3	$1,000.00	$843.47	$5.95	$1,000.00	$1,018.55	$6.51	1.29%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,008.91	$3.42	$1,000.00	$1,021.60	$3.44	0.68%
Class 2	$1,000.00	$1,008.90	$4.17	$1,000.00	$1,020.85	$4.19	0.83%
Class 3	$1,000.00	$1,008.55	$4.67	$1,000.00	$1,020.35	$4.70	0.93%
SA Wellington Real Return#
Class 1	$1,000.00	$992.69	$2.94	$1,000.00	$1,022.05	$2.98	0.59%
Class 3	$1,000.00	$990.92	$4.18	$1,000.00	$1,020.80	$4.24	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$802.32	$3.29	$1,000.00	$1,021.35	$3.69	0.73%
Class 2	$1,000.00	$801.42	$3.96	$1,000.00	$1,020.60	$4.45	0.88%
Class 3	$1,000.00	$801.29	$4.41	$1,000.00	$1,020.10	$4.95	0.98%
SA Allocation Growth#
Class 1	$1,000.00	$885.80	$0.66	$1,000.00	$1,024.30	$0.71	0.14%
Class 3	$1,000.00	$884.28	$1.84	$1,000.00	$1,023.05	$1.97	0.39%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$909.75	$0.57	$1,000.00	$1,024.40	$0.61	0.12%
Class 3	$1,000.00	$908.38	$1.77	$1,000.00	$1,023.15	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$925.22	$0.63	$1,000.00	$1,024.35	$0.66	0.13%
Class 3	$1,000.00	$922.86	$1.83	$1,000.00	$1,023.10	$1.92	0.38%
SA Allocation Balanced#
Class 1	$1,000.00	$948.05	$0.68	$1,000.00	$1,024.30	$0.71	0.14%
Class 3	$1,000.00	$946.69	$1.90	$1,000.00	$1,023.05	$1.97	0.39%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2020" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2020" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Enterprise Software/Service	8.4%
Diversified Financial Services	7.6
Uniform Mtg. Backed Securities	4.5
E-Commerce/Products	4.1
Government National Mtg. Assoc.	3.7
Applications Software	3.6
Medical Instruments	3.4
Web Hosting/Design	3.2
Medical-Drugs	3.0
Chemicals-Specialty	2.8
Internet Content-Entertainment	2.7
Internet Content-Information/News	2.5
Federal National Mtg. Assoc.	2.2
Diversified Banking Institutions	2.0
Repurchase Agreements	1.9
Communications Software	1.9
Real Estate Investment Trusts	1.8
Commercial Services-Finance	1.8
Internet Application Software	1.7
Aerospace/Defense-Equipment	1.6
Retail-Restaurants	1.6
Web Portals/ISP	1.6
Banks-Commercial	1.5
Athletic Footwear	1.5
Computer Software	1.5
Entertainment Software	1.5
Medical-Biomedical/Gene	1.2
Finance-Other Services	1.2
Consulting Services	1.0
Building-Maintenance & Services	1.0
Federal Home Loan Mtg. Corp.	0.9
Distribution/Wholesale	0.9
Electronic Measurement Instruments	0.9
Containers-Metal/Glass	0.9
Coatings/Paint	0.9
Multimedia	0.8
Diagnostic Equipment	0.8
Electronic Components-Semiconductors	0.8
Cosmetics & Toiletries	0.8
Computer Aided Design	0.8
Electric-Integrated	0.8
United States Treasury Notes	0.7
Foreign Government Obligations	0.6
Registered Investment Companies	0.6
SupraNational Banks	0.6
Savings & Loans/Thrifts	0.6
United States Treasury Bonds	0.5
Medical-HMO	0.5
Banks-Super Regional	0.4
Cable/Satellite TV	0.4
Building-Residential/Commercial	0.4
Telephone-Integrated	0.4
Building & Construction-Misc.	0.4
Human Resources	0.4
Medical Products	0.3
Electronic Components-Misc.	0.3
Municipal Bonds & Notes	0.3
Computer Services	0.3
Building-Heavy Construction	0.3
Gas-Distribution	0.3
Apparel Manufacturers	0.3%
Data Processing/Management	0.3
Oil-Field Services	0.2
Pastoral & Agricultural	0.2
Medical Information Systems	0.2
Energy-Alternate Sources	0.2
Brewery	0.2
Insurance-Life/Health	0.2
Oil Refining & Marketing	0.2
Pipelines	0.2
Machinery-General Industrial	0.2
Television	0.2
Building & Construction Products-Misc.	0.2
Retail-Building Products	0.2
Investment Management/Advisor Services	0.2
Water	0.2
Printing-Commercial	0.2
E-Services/Consulting	0.2
Auto-Truck Trailers	0.2
Finance-Investment Banker/Broker	0.2
Auto/Truck Parts & Equipment-Original	0.2
Power Converter/Supply Equipment	0.2
E-Commerce/Services	0.2
Financial Guarantee Insurance	0.2
Cellular Telecom	0.2
Medical-Hospitals	0.1
Diversified Manufacturing Operations	0.1
X-Ray Equipment	0.1
Sovereign	0.1
Wireless Equipment	0.1
Food-Misc./Diversified	0.1
Office Furnishings-Original	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical Labs & Testing Services	0.1
Pharmacy Services	0.1
Transport-Truck	0.1
Retail-Sporting Goods	0.1
Electric-Distribution	0.1
Metal Products-Distribution	0.1
Insurance Brokers	0.1
Banks-Fiduciary	0.1
Schools	0.1
Tobacco	0.1
Computers	0.1
Insurance-Reinsurance	0.1
Telecom Services	0.1
Options Purchased	0.1
Transport-Services	0.1
Machinery-Construction & Mining	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Building Products-Doors & Windows	0.1
Electric-Generation	0.1
Internet Security	0.1
Oil Companies-Integrated	0.1
Office Supplies & Forms	0.1
Poultry	0.1
Insurance-Property/Casualty	0.1
Building Products-Wood	0.1
Coal	0.1
Dental Supplies & Equipment	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Medical-Wholesale Drug Distribution	0.1%
Therapeutics	0.1
Transport-Rail	0.1
Transactional Software	0.1
Hazardous Waste Disposal	0.1
Medical-Generic Drugs	0.1
Paper & Related Products	0.1
Home Furnishings	0.1
Beverages-Non-alcoholic	0.1
Banks-Special Purpose	0.1
Retail-Apparel/Shoe	0.1
Machinery-Pumps	0.1
Retail-Pawn Shops	0.1
Chemicals-Diversified	0.1
Electronic Parts Distribution	0.1
Medical Laser Systems	0.1
Retail-Auto Parts	0.1
Decision Support Software	0.1
Drug Delivery Systems	0.1
Circuit Boards	0.1
Audio/Video Products	0.1
Rubber/Plastic Products	0.1
Chemicals-Plastics	0.1
Networking Products	0.1
Computer Data Security	0.1
Finance-Auto Loans	0.1
Hotels/Motels	0.1
Insurance-Mutual	0.1
Non-Hazardous Waste Disposal	0.1
107.2%

*   Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 74.5%
Aerospace/Defense-Equipment — 1.5%
AAR Corp.	1,400	$24,864
HEICO Corp., Class A	8,696	555,675
Moog, Inc., Class A	225	11,369
		591,908
Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	750	100,500
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	300	2,853
Applications Software — 3.5%
ServiceNow, Inc.†	4,833	1,385,041
Athletic Footwear — 1.5%
NIKE, Inc., Class B	7,178	593,908
Audio/Video Products — 0.1%
Sonos, Inc.†	2,800	23,744
Auto-Truck Trailers — 0.2%
Wabash National Corp.	8,825	63,716
Auto/Truck Parts & Equipment-Original — 0.2%
Gentherm, Inc.†	1,325	41,605
Meritor, Inc.†	1,250	16,562
Telenav, Inc.†	1,175	5,076
		63,243
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,057	37,534
Banks-Commercial — 1.5%
1st Source Corp.	375	12,161
Atlantic Union Bankshares Corp.	291	6,373
BancFirst Corp.	1,150	38,375
BancorpSouth Bank	1,550	29,326
Banner Corp.	1,200	39,648
Cathay General Bancorp	600	13,770
Central Pacific Financial Corp.	1,875	29,812
Central Valley Community Bancorp	150	1,956
Columbia Banking System, Inc.	1,500	40,200
CVB Financial Corp.	2,500	50,125
Enterprise Financial Services Corp.	350	9,769
First Commonwealth Financial Corp.	2,525	23,078
First Community Bankshares, Inc.	175	4,078
First Hawaiian, Inc.	525	8,678
Great Western Bancorp, Inc.	175	3,584
Hope Bancorp, Inc.	1,244	10,226
IBERIABANK Corp.	225	8,136
Independent Bank Corp.	725	9,331
Independent Bank Corp.	75	4,828
PacWest Bancorp	400	7,168
South State Corp.	100	5,873
Trustmark Corp.	3,775	87,957
UMB Financial Corp.	375	17,393
United Bankshares, Inc.	1,100	25,388
Webster Financial Corp.	350	8,015
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
West Bancorporation, Inc.	250	$4,088
Westamerica Bancorporation	1,400	82,292
		581,628
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	3,585
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,175	10,035
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	2,775	33,938
Louisiana-Pacific Corp.	1,550	26,629
		60,567
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	775	28,326
EMCOR Group, Inc.	1,675	102,711
MYR Group, Inc.†	750	19,643
		150,680
Building Products-Cement — 0.0%
US Concrete, Inc.†	200	3,628
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	775	36,774
Building Products-Wood — 0.1%
Boise Cascade Co.	1,375	32,697
Building-Heavy Construction — 0.3%
Arcosa, Inc.	1,025	40,734
MasTec, Inc.†	1,425	46,640
Sterling Construction Co., Inc.†	1,150	10,925
Tutor Perini Corp.†	2,300	15,456
		113,755
Building-Maintenance & Services — 1.0%
ABM Industries, Inc.	1,300	31,668
Rollins, Inc.	9,402	339,788
		371,456
Building-Residential/Commercial — 0.3%
KB Home	2,350	42,535
TRI Pointe Group, Inc.†	9,300	81,561
		124,096
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	3,175	15,113
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,000	14,420
Chemicals-Diversified — 0.0%
Stepan Co.	125	11,058
Chemicals-Plastics — 0.1%
PolyOne Corp.	1,200	22,764
Chemicals-Specialty — 2.8%
Ecolab, Inc.	6,678	1,040,633
Minerals Technologies, Inc.	850	30,821
Tronox Holdings PLC, Class A	1,825	9,088
		1,080,542

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,300	$23,782
Coal — 0.1%
Arch Coal, Inc., Class A	385	11,126
Peabody Energy Corp.	450	1,305
Warrior Met Coal, Inc.	1,900	20,178
		32,609
Coatings/Paint — 0.8%
Sherwin-Williams Co.	708	325,340
Commercial Services — 0.0%
Medifast, Inc.	100	6,250
Commercial Services-Finance — 1.7%
Adyen NV†*	466	394,388
Euronet Worldwide, Inc.†	125	10,715
Evo Payments, Inc., Class A†	1,900	29,070
Green Dot Corp., Class A†	325	8,252
S&P Global, Inc.	896	219,565
		661,990
Communications Software — 1.9%
Avaya Holdings Corp.†	8,650	69,979
Slack Technologies, Inc., Class A†	24,597	660,183
		730,162
Computer Aided Design — 0.8%
Autodesk, Inc.†	1,895	295,809
Computer Data Security — 0.1%
Qualys, Inc.†	225	19,573
Computer Services — 0.3%
CACI International, Inc., Class A†	200	42,230
Insight Enterprises, Inc.†	350	14,746
Unisys Corp.†	4,950	61,132
		118,108
Computer Software — 1.5%
Avid Technology, Inc.†	2,025	13,628
TiVo Corp.	10,325	73,101
Twilio, Inc., Class A†	5,550	496,670
		583,399
Consulting Services — 1.0%
Huron Consulting Group, Inc.†	1,500	68,040
Verisk Analytics, Inc.	2,206	307,472
		375,512
Consumer Products-Misc. — 0.0%
Quanex Building Products Corp.	900	9,072
Containers-Metal/Glass — 0.8%
Ball Corp.	5,101	329,831
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	820	10,004
Cosmetics & Toiletries — 0.8%
Edgewell Personal Care Co.†	325	7,826
Estee Lauder Cos., Inc., Class A	1,884	300,197
		308,023
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	1,600	$64,768
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	2,125	32,491
Diagnostic Equipment — 0.8%
Adaptive Biotechnologies Corp.†	425	11,806
Danaher Corp.	2,277	315,160
		326,966
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	1,575	13,230
Distribution/Wholesale — 0.9%
Copart, Inc.†	4,321	296,075
Core-Mark Holding Co., Inc.	1,350	38,570
Fossil Group, Inc.†	700	2,303
ScanSource, Inc.†	775	16,577
Veritiv Corp.†	500	3,930
		357,455
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	100	1,655
EnPro Industries, Inc.	350	13,853
Fabrinet†	700	38,192
		53,700
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	814	1,587,072
Etsy, Inc.†	175	6,727
		1,593,799
E-Commerce/Services — 0.2%
Cars.com, Inc.†	2,650	11,395
Groupon, Inc.†	3,700	3,627
Stamps.com, Inc.†	350	45,528
		60,550
E-Marketing/Info — 0.0%
comScore, Inc.†	3,975	11,210
E-Services/Consulting — 0.2%
Perficient, Inc.†	2,375	64,339
Electric Products-Misc. — 0.0%
Graham Corp.	250	3,225
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,900	11,913
Electric-Generation — 0.1%
Atlantic Power Corp.†	16,975	36,326
Electric-Integrated — 0.3%
Black Hills Corp.	250	16,008
IDACORP, Inc.	100	8,779
PNM Resources, Inc.	525	19,950
Portland General Electric Co.	1,175	56,329
		101,066
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	603	5,873
Benchmark Electronics, Inc.	1,750	34,983
OSI Systems, Inc.†	775	53,413
Sanmina Corp.†	1,400	38,192
		132,461

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc.†	5,675	$44,208
MACOM Technology Solutions Holdings, Inc.†	1,475	27,922
Rambus, Inc.†	7,600	84,360
Synaptics, Inc.†	850	49,189
Xperi Corp.	2,625	36,514
		242,193
Electronic Measurement Instruments — 0.9%
Roper Technologies, Inc.	1,018	317,423
Stoneridge, Inc.†	2,350	39,362
		356,785
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	200	26,170
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,875	21,131
Green Plains, Inc.	475	2,304
Renewable Energy Group, Inc.†	650	13,345
REX American Resources Corp.†	550	25,580
SunPower Corp.†	5,950	30,166
		92,526
Engineering/R&D Services — 0.0%
KBR, Inc.	575	11,891
Enterprise Software/Service — 8.3%
ACI Worldwide, Inc.†	3,575	86,336
Atlassian Corp. PLC, Class A†	2,982	409,309
Coupa Software, Inc.†	4,411	616,349
Donnelley Financial Solutions, Inc.†	825	4,348
eGain Corp.†	319	2,338
Evolent Health, Inc., Class A†	2,450	13,304
MicroStrategy, Inc., Class A†	125	14,762
Veeva Systems, Inc., Class A†	7,102	1,110,540
Workday, Inc., Class A†	7,467	972,353
		3,229,639
Entertainment Software — 1.5%
Activision Blizzard, Inc.	5,929	352,657
Take-Two Interactive Software, Inc.†	1,923	228,087
		580,744
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	75	19,177
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	100	4,541
Finance-Investment Banker/Broker — 0.2%
Cowen, Inc., Class A	1,100	10,626
Houlihan Lokey, Inc.	850	44,302
Moelis & Co., Class A	175	4,917
Piper Sandler Cos.	75	3,793
		63,638
Finance-Other Services — 1.1%
CME Group, Inc.	1,253	216,656
Intercontinental Exchange, Inc.	2,643	213,422
		430,078
Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	425	$3,035
MGIC Investment Corp.	2,875	18,256
NMI Holdings, Inc., Class A†	375	4,354
Radian Group, Inc.	2,450	31,727
		57,372
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	5,967
Food-Misc./Diversified — 0.1%
John B. Sanfilippo & Son, Inc.	400	35,760
Gas-Distribution — 0.2%
New Jersey Resources Corp.	250	8,493
Northwest Natural Holding Co.	175	10,806
ONE Gas, Inc.	525	43,900
Southwest Gas Holdings, Inc.	350	24,346
		87,545
Home Furnishings — 0.1%
Sleep Number Corp.†	1,525	29,219
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	255	372
Human Resources — 0.4%
Barrett Business Services, Inc.	1,325	52,523
Cross Country Healthcare, Inc.†	4,175	28,139
Heidrick & Struggles International, Inc.	175	3,938
Kforce, Inc.	1,000	25,570
Korn Ferry	675	16,416
TrueBlue, Inc.†	1,825	23,287
		149,873
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	675	11,590
Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,075	17,971
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	525	9,870
CNO Financial Group, Inc.	2,275	28,187
Primerica, Inc.	425	37,604
		75,661
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	150	1,851
First American Financial Corp.	250	10,603
Kinsale Capital Group, Inc.	150	15,679
		28,133
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	1,550	40,827
Internet Application Software — 1.7%
Okta, Inc.†	5,447	665,950
Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	1,959	326,761
Twitter, Inc.†	29,386	721,720
		1,048,481

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News — 2.5%
HealthStream, Inc.†	525	$12,574
Spotify Technology SA†	7,676	932,173
Yelp, Inc.†	2,075	37,412
		982,159
Internet Security — 0.0%
Proofpoint, Inc.†	150	15,389
Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc., Class A	300	6,447
BrightSphere Investment Group, Inc.	450	2,876
Focus Financial Partners, Inc., Class A†	800	18,408
Stifel Financial Corp.	765	31,579
Virtus Investment Partners, Inc.	100	7,611
		66,921
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,075	37,593
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	75	392
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	825	10,114
Kadant, Inc.	275	20,529
		30,643
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	439	28,469
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	575	7,337
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	13,500	95,040
Medical Instruments — 3.4%
AngioDynamics, Inc.†	2,125	22,164
Intuitive Surgical, Inc.†	2,482	1,229,111
Natus Medical, Inc.†	1,250	28,913
NuVasive, Inc.†	975	49,393
		1,329,581
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	625	45,863
Personalis, Inc.†	475	3,833
		49,696
Medical Laser Systems — 0.1%
Cutera, Inc.†	1,996	26,068
Medical Products — 0.3%
Accuray, Inc.†	4,695	8,921
Integer Holdings Corp.†	975	61,288
Invacare Corp.	2,150	15,975
Orthofix Medical, Inc.†	350	9,804
SeaSpine Holdings Corp.†	2,550	20,833
Sientra, Inc.†	7,863	15,647
		132,468
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 1.1%
ACADIA Pharmaceuticals, Inc.†	1,175	$49,644
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
AMAG Pharmaceuticals, Inc.†	175	1,082
Amicus Therapeutics, Inc.†	2,425	22,407
Arena Pharmaceuticals, Inc.†	735	30,870
Atara Biotherapeutics, Inc.†	1,875	15,956
Biohaven Pharmaceutical Holding Co., Ltd.†	750	25,522
Black Diamond Therapeutics, Inc.†	675	16,841
Bluebird Bio, Inc.†	125	5,745
Bridgebio Pharma, Inc.†	600	17,400
CytomX Therapeutics, Inc.†	825	6,328
Eiger BioPharmaceuticals, Inc.†	1,975	13,430
Esperion Therapeutics, Inc.†	250	7,883
Forty Seven, Inc.†	300	28,626
Homology Medicines, Inc.†	500	7,770
Intercept Pharmaceuticals, Inc.†	350	22,036
LogicBio Therapeutics, Inc.†	3,325	16,426
Menlo Therapeutics, Inc.†	625	1,675
Mersana Therapeutics, Inc.†	3,675	21,425
Myriad Genetics, Inc.†	1,450	20,749
Puma Biotechnology, Inc.†	575	4,853
REGENXBIO, Inc.†	825	26,713
resTORbio, Inc.†	475	489
REVOLUTION Medicines, Inc.†	350	7,669
Sangamo Therapeutics, Inc.†	500	3,185
Solid Biosciences, Inc.†	775	1,852
Synlogic, Inc.†	1,600	2,752
TCR2 Therapeutics, Inc.†	625	4,838
Viela Bio, Inc.†	725	27,550
Xencor, Inc.†	950	28,386
Y-mAbs Therapeutics, Inc.†	100	2,610
		443,878
Medical-Drugs — 2.7%
Aimmune Therapeutics, Inc.†	750	10,815
Alector, Inc.†	300	7,239
Athenex, Inc.†	1,825	14,126
Clovis Oncology, Inc.†	2,400	15,264
Eagle Pharmaceuticals, Inc.†	200	9,200
Global Blood Therapeutics, Inc.†	625	31,931
Gritstone Oncology, Inc.†	325	1,892
Horizon Therapeutics PLC†	1,550	45,911
Lannett Co., Inc.†	4,375	30,406
Marinus Pharmaceuticals, Inc.†	8,300	16,849
MyoKardia, Inc.†	850	39,848
Prestige Consumer Healthcare, Inc.†	1,350	49,518
Principia Biopharma, Inc.†	575	34,143
Protagonist Therapeutics, Inc.†	1,925	13,591
Reata Pharmaceuticals, Inc., Class A†	285	41,137
Seres Therapeutics, Inc.†	8,725	31,148
Sutro Biopharma, Inc.†	300	3,060
TG Therapeutics, Inc.†	1,475	14,514
UroGen Pharma, Ltd.†	1,050	18,732

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Vanda Pharmaceuticals, Inc.†	1,225	$12,691
Voyager Therapeutics, Inc.†	1,325	12,124
Zoetis, Inc.	5,196	611,517
		1,065,656
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	25	1,008
Endo International PLC†	5,975	22,107
		23,115
Medical-HMO — 0.4%
Magellan Health, Inc.†	2,025	97,423
Triple-S Management Corp., Class B†	3,175	44,767
		142,190
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	10,275	34,318
Tenet Healthcare Corp.†	1,500	21,600
		55,918
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	325	17,836
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,475	31,796
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	175	2,163
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,775	46,594
Metal-Aluminum — 0.0%
Century Aluminum Co.†	300	1,086
Kaiser Aluminum Corp.	100	6,928
		8,014
Motion Pictures & Services — 0.0%
Eros International PLC†	8,075	13,324
Multimedia — 0.8%
Walt Disney Co.	3,411	329,503
Networking Products — 0.1%
Extreme Networks, Inc.†	2,025	6,257
NeoPhotonics Corp.†	1,850	13,413
		19,670
Office Furnishings-Original — 0.1%
HNI Corp.	1,425	35,896
Steelcase, Inc., Class A	1,475	14,558
		50,454
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,725	33,961
Oil Companies-Exploration & Production — 0.0%
W&T Offshore, Inc.†	8,500	14,450
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	125	2,066
Delek US Holdings, Inc.	2,200	34,672
Murphy USA, Inc.†	400	33,744
		70,482
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.2%
Matrix Service Co.†	3,550	$33,618
MRC Global, Inc.†	2,550	10,863
NexTier Oilfield Solutions, Inc.†	9,075	10,618
NOW, Inc.†	7,900	40,764
		95,863
Paper & Related Products — 0.1%
Domtar Corp.	275	5,951
P.H. Glatfelter Co.	275	3,361
Verso Corp., Class A†	1,775	20,022
		29,334
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,975	95,371
Poultry — 0.1%
Sanderson Farms, Inc.	275	33,913
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	475	44,256
Powell Industries, Inc.	651	16,711
		60,967
Printing-Commercial — 0.2%
Deluxe Corp.	750	19,447
Ennis, Inc.	2,100	39,438
Quad/Graphics, Inc.	2,875	7,245
		66,130
Publishing-Books — 0.0%
Gannett Co, Inc.	900	1,332
Houghton Mifflin Harcourt Co.†	3,875	7,285
		8,617
Real Estate Investment Trusts — 1.6%
Acadia Realty Trust	700	8,673
Agree Realty Corp.	175	10,832
Alexander & Baldwin, Inc.	309	3,467
American Assets Trust, Inc.	1,925	48,125
Americold Realty Trust	1,500	51,060
Ashford Hospitality Trust, Inc.	2,800	2,070
Blackstone Mtg. Trust, Inc., Class A	2,150	40,033
Cherry Hill Mtg. Investment Corp.	50	310
CorEnergy Infrastructure Trust, Inc.	200	3,676
CoreSite Realty Corp.	500	57,950
DiamondRock Hospitality Co.	5,225	26,543
Easterly Government Properties, Inc.	425	10,472
EastGroup Properties, Inc.	200	20,896
Equity LifeStyle Properties, Inc.	375	21,555
First Industrial Realty Trust, Inc.	1,400	46,522
Four Corners Property Trust, Inc.	200	3,742
GEO Group, Inc.	2,350	28,576
Getty Realty Corp.	725	17,211
Gladstone Commercial Corp.	725	10,411
Hersha Hospitality Trust	600	2,148
Highwoods Properties, Inc.	275	9,740
Invesco Mtg. Capital, Inc.	800	2,728
KKR Real Estate Finance Trust, Inc.	725	10,882
Ladder Capital Corp.	625	2,963

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Lexington Realty Trust	1,800	$17,874
Mack-Cali Realty Corp.	650	9,899
Monmouth Real Estate Investment Corp.	150	1,808
New Senior Investment Group, Inc.	1,425	3,648
Pebblebrook Hotel Trust	1,175	12,796
PennyMac Mtg. Investment Trust	575	6,107
Physicians Realty Trust	1,075	14,985
Piedmont Office Realty Trust, Inc., Class A	1,175	20,750
PS Business Parks, Inc.	25	3,388
Redwood Trust, Inc.	475	2,404
Retail Opportunity Investments Corp.	1,300	10,777
RLJ Lodging Trust	825	6,369
Ryman Hospitality Properties, Inc.	250	8,963
Saul Centers, Inc.	350	11,459
STAG Industrial, Inc.	375	8,445
Sunstone Hotel Investors, Inc.	4,800	41,808
TPG RE Finance Trust, Inc.	425	2,333
Two Harbors Investment Corp.	1,138	4,336
UMH Properties, Inc.	250	2,715
Xenia Hotels & Resorts, Inc.	950	9,785
		641,234
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	500	7,070
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	250	13,895
Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	1,400	14,938
Genesco, Inc.†	325	4,336
Winmark Corp.	75	9,556
		28,830
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	5,075	6,902
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	1,875	33,244
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	600	7,134
Retail-Office Supplies — 0.0%
Office Depot, Inc.	10,225	16,769
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	375	26,903
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	200	7,390
Retail-Restaurants — 1.6%
Bloomin' Brands, Inc.	3,750	26,775
Brinker International, Inc.	975	11,710
Starbucks Corp.	8,878	583,639
		622,124
Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,650	$18,043
Zumiez, Inc.†	1,675	29,011
		47,054
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	750	8,063
Trinseo SA	850	15,393
		23,456
Satellite Telecom — 0.0%
Gogo, Inc.†	2,675	5,671
KVH Industries, Inc.†	200	1,886
		7,557
Savings & Loans/Thrifts — 0.6%
BankFinancial Corp.	425	3,744
Brookline Bancorp, Inc.	1,525	17,202
Capitol Federal Financial, Inc.	125	1,451
First Defiance Financial Corp.	275	4,054
Flushing Financial Corp.	500	6,680
Investors Bancorp, Inc.	1,700	13,583
Meridian Bancorp, Inc.	3,700	41,514
Northfield Bancorp, Inc.	3,475	38,885
People's United Financial, Inc.	848	9,371
Washington Federal, Inc.	3,175	82,423
		218,907
Schools — 0.1%
K12, Inc.†	2,300	43,378
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	325	21,330
Semiconductor Equipment — 0.0%
Veeco Instruments, Inc.†	1,875	17,944
Steel-Producers — 0.0%
Commercial Metals Co.	925	14,606
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	8,888	40,440
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	764	5,868
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	5,300	16,589
ION Media Networks, Inc.(1)(2)	2	428
Sinclair Broadcast Group, Inc., Class A	1,300	20,904
		37,921
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	750	5,903
La Jolla Pharmaceutical Co.†	725	3,045
Sarepta Therapeutics, Inc.†	225	22,009
		30,957
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	10,050	30,652
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	383

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,300	$22,204
Hub Group, Inc., Class A†	375	17,051
		39,255
Transport-Truck — 0.1%
ArcBest Corp.	2,300	40,296
Schneider National, Inc., Class B	350	6,769
		47,065
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	250	7,290
USANA Health Sciences, Inc.†	150	8,664
		15,954
Water — 0.2%
American States Water Co.	750	61,305
Web Hosting/Design — 3.2%
NIC, Inc.	575	13,225
Shopify, Inc., Class A†	2,942	1,226,608
		1,239,833
Web Portals/ISP — 1.6%
Alphabet, Inc., Class C†	547	636,057
Wireless Equipment — 0.1%
InterDigital, Inc.	500	22,315
Maxar Technologies, Inc.	2,300	24,564
		46,879
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,525	57,343
Total Common Stocks (cost $30,757,082)		29,156,905
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.6%
Credit Suisse Group AG 6.25% due 12/29/2049*(3)† (cost $259,530)	$250,000	230,312
ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.12% (1 ML+0.17%) due 01/25/2037(4)	3,511	3,384
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	14,130
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	35,943	34,563
Apidos CLO FRS Series 2015-21A, Class A1R 2.75% (3 ML+0.93%) due 07/18/2027*(15)	250,000	243,542
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.52% (1 ML+1.58%) due 10/25/2034	$1,778	$1,692
BANK VRS Series 2018-BN14, Class XA 0.52% due 09/15/2060(5)(6)(7)	985,223	30,953
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	56,091	55,872
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	54,811	53,790
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	54,453	53,756
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	54,893	54,847
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.94% due 02/25/2036(4)(5)	18,255	15,018
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(6)(7)	99,321	3,093
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(6)(7)	124,197	3,876
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(4)(8)	39,049	35,746
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	1,292	1,278
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	854	851
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	52,713	52,556
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	20,959
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(8)	97,318	100,029
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	9,876	8,789
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	36,349

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust(6) Series 2014-UBS5, Class A4 3.84% due 09/10/2047	$43,000	$45,009
Commercial Mtg. Trust
Series 2014-CR21, Class A3
3.53% due 12/10/2047(6)	41,906	43,888
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	103,227
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	6,128	4,714
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(6)(7)	304,237	9,215
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	30,000	30,689
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(6)	40,000	41,420
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	48,875	47,181
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,250	47,552
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	9,288
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	23,719
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	8,106
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.86% due 05/25/2035(4)(5)	16,114	14,283
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(6)	31,000	31,319
GS Mtg. Securities Trust(6) Series 2014-GC26, Class AAB 3.37% due 11/10/2047	42,057	43,234
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	42,422
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.80% due 03/25/2047(4)(5)	3,792	2,865
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.93% due 01/25/2036(4)(5)	7,194	6,536
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	$15,000	$15,079
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.49% (1 ML+0.54%) due 05/25/2035(4)	9,426	8,520
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(6)	10,000	9,939
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	41,216
JPMBB Commercial Mtg. Securities Trust(6) Series 2014-C19, Class A4 4.00% due 04/15/2047	60,000	63,637
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	30,000	31,523
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	86,488	83,340
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.16% due 12/25/2034(4)(5)	3,667	3,420
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	62,243	63,389
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	55,363	55,280
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(6)(7)	66,911	2,358
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	7,873	4,926
MortgageIT Trust FRS Series 2005-4, Class A1 1.23% (1 ML+0.28%) due 10/25/2035(4)	18,401	17,026
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.70% (1 ML + 0.75%) due 01/25/2048*(4)	59,320	55,105
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.45% (1 ML+1.50%) due 06/25/2057*(4)	45,085	42,722

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	$48,668	$50,385
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	53,607	55,520
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	50,279	52,136
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	59,905	62,006
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.23% due 06/25/2036(4)(5)	21,385	17,077
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	5,696	5,623
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	55,447	55,287
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	61,213	60,148
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.05% (1 ML+0.10%) due 02/25/2037	8,435	4,449
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	60,263	15,046
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.08% (1 ML+0.13%) due 05/25/2037	23,076	17,191
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.65% due 02/20/2047(4)(5)	16,944	13,573
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(6)	30,000	29,321
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 2.75% (3 ML+0.92%) due 10/20/2027*(15)	268,806	260,949
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.20% (1 ML+0.25%) due 11/25/2036	50,000	39,816
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	$60,829	$58,908
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(8)	98,254	85,769
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(6)	44,255	44,820
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	31,166
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(4)(5)	5,080	3,997
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	18,494
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,884
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	36,658
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	38,184
Total Asset Backed Securities (cost $3,040,308)		2,963,627
U.S. CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.25% due 02/01/2035	5,000	4,324
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	15,000	13,999
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	13,000	13,574
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,916
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	5,691
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,909
		50,089

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	$5,000	$5,306
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	6,002
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	12,603
		18,605
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	14,852
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	25,000	25,151
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	14,678
State Street Corp. Senior Notes 2.90% due 03/30/2026*	5,000	5,118
		44,947
Banks-Super Regional — 0.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	9,504
KeyCorp Senior Notes 2.55% due 10/01/2029	10,000	8,927
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	20,501
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	15,000	14,508
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	9,852
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	55,582
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	25,000	25,423
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,852
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,700
		165,849
Security Description	Principal Amount(16)	Value (Note 2)
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.63% due 03/19/2027	$5,000	$5,249
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	23,745
		28,994
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	15,077
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	10,256
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	40,000	46,029
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	4,780
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,043
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	10,000	9,448
		90,633
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	1,987
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	12,000	13,503
		15,490
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	10,000	9,828
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	5,000	4,770
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	5,000	4,607
		9,377
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	30,000	29,504
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	9,500
		39,004

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	$2,000	$2,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	5,000	5,203
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	5,669
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	8,444
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,323
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,950
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	5,000	5,819
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,842
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	6,120
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,478
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	13,535
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	32,663
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	18,779
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,527
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	5,000	5,609
		148,224
Security Description	Principal Amount(16)	Value (Note 2)
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$5,000	$4,573
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	30,000	31,500
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	15,794
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	5,000	4,657
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	10,000	9,806
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,350
		19,813
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	4,772
IHS Markit, Ltd.
Senior Notes 4.13% due 08/01/2023	25,000	25,619
		30,391
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	35,000	35,874
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,661
		41,535
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	25,000	25,187
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,522
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	10,000	10,329
		15,851
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	25,000	25,375

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	$20,000	$20,187
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,240
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	36,665
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	34,341
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	45,443
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	14,943
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,943
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	15,000	15,370
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	15,664
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	10,987
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	10,000	10,950
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	10,000	9,431
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	24,908
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	15,492
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,016
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	10,642
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	6,730
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	10,590
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,573
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	$34,000	$35,065
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	15,443
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,087
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,700
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,093
Morgan Stanley Senior Notes 2.70% due 01/22/2031	15,000	14,666
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,127
Morgan Stanley Senior Notes 3.59% due 07/22/2028	25,000	25,384
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	15,729
		496,409
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	9,914
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	25,000	24,991
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	10,576
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	7,711
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	12,024
Sempra Energy Senior Notes 3.80% due 02/01/2038	5,000	4,689
		35,000
Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,167

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	$10,000	$9,922
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	3,748
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	14,849
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	10,252
Duke Energy Progress LLC 1st Mtg. Bonds
3.70% due 10/15/2046	5,000	5,351
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	4,905
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,998
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,252
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	10,000	9,753
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	10,858
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,364
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	5,000	5,082
MidAmerican Energy Co. 1st Mtg. Bonds
3.65% due 08/01/2048	5,000	5,359
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	5,000	5,480
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	9,969
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	14,666
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	10,000	9,029
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	9,636
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	$3,000	$3,125
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,030
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	9,956
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	5,000	4,400
		184,151
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	4,000	3,880
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	35,000	33,438
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	15,363
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	10,534
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,443
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	5,000	5,218
		72,996
Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	20,000	13,481
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	20,000	20,189
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	20,129
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,485
		45,803
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	7,760

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$15,000	$15,029
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	45,259
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,175
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	10,000	9,716
		14,891
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	5,000	5,249
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	15,300
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	8,325
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	15,000	14,504
		22,829
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	29,367
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	20,000	18,700
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	9,954
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,181
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,344
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,506
Security Description	Principal Amount(16)	Value (Note 2)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	$5,000	$4,747
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,160
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	5,000	5,493
		46,385
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.50% due 12/15/2049	8,000	6,198
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	2,776
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	14,904
		17,680
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	5,000	5,406
Internet Security — 0.1%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	20,000	20,192
Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	5,000	4,895
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	5,000	4,807
		9,702
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	45,000	43,735
Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	10,000	9,815
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	5,000	5,034
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,000	4,950

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	$5,000	$4,918
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,177
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	5,000	5,211
		35,290
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	25,000	25,103
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	15,000	15,935
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	10,000	11,037
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,677
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,257
		79,009
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	5,000	6,250
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,585
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,229
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	10,469
		38,283
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	10,000	9,396
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	8,000	7,800
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	10,000	10,405
Security Description	Principal Amount(16)	Value (Note 2)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	$5,000	$5,127
		15,532
Oil Companies-Exploration & Production — 0.0%
Apache Corp. Senior Notes 4.75% due 04/15/2043	5,000	2,212
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	2,411
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	4,279
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	2,962
		11,864
Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	10,000	11,716
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	10,000	12,240
		23,956
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	10,000	9,475
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	5,000	3,863
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	5,000	4,736
CVS Health Corp Senior Notes 3.75% due 04/01/2030	5,000	5,148
CVS Health Corp Senior Notes 4.13% due 04/01/2040	5,000	5,049
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,455
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	11,425
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,753
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,907	7,874
		49,440

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	$5,000	$4,460
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	12,408
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	3,866
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	4,146
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	15,000	13,392
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	7,740
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,125
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	10,000	6,910
Rockies Express Pipeline LLC Senior Notes 4.80% due 05/15/2030*	10,000	5,984
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	4,912
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	1,941
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	4,898
		74,782
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	4,909
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	5,000	4,959
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	8,552
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	24,139
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,282
		67,841
Security Description	Principal Amount(16)	Value (Note 2)
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	$10,000	$10,092
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,137
AutoZone, Inc. Senior Notes 4.00% due 04/15/2030	15,000	15,331
		25,468
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.50% due 04/15/2027	5,000	5,039
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	20,000	19,982
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,627
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	5,000	5,394
		35,042
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,331
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,045
		15,376
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,318
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	6,533
		12,851
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	10,000	10,044
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	20,000	20,870
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,311
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	5,000	5,370

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	$20,000	$21,578
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	7,000	7,392
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	5,000	5,386
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,530
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	5,913
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	19,744
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	12,310
		119,448
Television — 0.1%
Viacom CBS, Inc. Senior Notes 4.25% due 09/01/2023	10,000	10,198
Viacom CBS, Inc. Senior Notes 4.95% due 01/15/2031	25,000	24,606
		34,804
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,505
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,262
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	3,000	3,469
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000	14,502
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000	4,625
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	10,000	10,244
		42,607
Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.40% due 02/15/2030	10,000	9,839
Security Description	Principal Amount(16)		Value (Note 2)
Transport-Rail (continued)
CSX Corp. Senior Notes 3.25% due 06/01/2027		$10,000	$10,410
CSX Corp. Senior Notes 4.30% due 03/01/2048		5,000	5,480
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050		5,000	4,971
			30,700
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		5,000	5,511
Total U.S. Corporate Bonds & Notes (cost $2,821,245)			2,840,343
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.0%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		10,000	10,169
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	45,000	28,841
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		5,000	5,139
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		10,000	11,598
			16,737
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044		5,000	2,993
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		10,000	10,754
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		7,000	7,417
			18,171
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		10,000	9,475
Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		5,000	4,916

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		$20,000	$19,832
Teva Pharmaceutical Finance Netherlands III BV
Company Guar. Notes 3.15% due 10/01/2026		20,000	16,847
			36,679
Oil Companies-Integrated — 0.0%
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		10,000	7,235
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	3,309
			10,544
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	4,963
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	4,642
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		5,000	4,385
			9,027
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		15,000	16,013
SupraNational Banks — 0.6%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	95,000	59,752
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	85,000	61,960
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	85,000	56,902
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	270,000	11,462
International Finance Corp. Senior Notes 1.38% due 09/13/2024	CAD	45,000	32,339
			222,415
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		35,000	41,704
Security Description	Principal Amount(16)	Value (Note 2)
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	$5,000	$5,065
Total Foreign Corporate Bonds & Notes (cost $495,397)		437,712
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	4,908
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	10,043
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	11,783
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	45,839
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000	16,227
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	17,455	17,607
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,306
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,353
Total Municipal Bonds & Notes (cost $116,198)		122,066
U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 0.9%
2.50% due 01/01/2028	2,338	2,440
2.50% due 04/01/2028	6,350	6,627
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	352	356
Federal Home Loan Mtg. Corp. 3.50% due 03/01/2042	2,402	2,578
3.50% due 09/01/2043	19,066	20,461
3.50% due 08/01/2048	91,787	96,855
4.00% due 09/01/2040	3,314	3,577
4.50% due 01/01/2039	371	405
5.00% due 07/01/2021	1,252	1,314
5.50% due 07/01/2034	2,835	3,193
6.50% due 05/01/2029	377	425
7.50% due 08/01/2023	24	24
7.50% due 04/01/2028	367	423

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B
5.30% due 09/25/2043*(5)(6)	$25,000	$24,937
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(5)(6)(7)	99,935	4,807
Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	123,509	4,441
Series K104, Class X1 1.13% due 02/25/2052(5)(6)(7)	99,987	8,758
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	40,000	45,156
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	4,882	5,273
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 1.70% (1 ML+0.75%) due 09/25/2048*(4)	8,684	8,551
Series 2018-HRP1, Class M2 2.60% (1 ML+1.65%) due 04/25/2043*(4)	5,305	4,964
Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(4)	10,000	8,110
Series 2019-DNA3, Class M2 3.00% (1 ML + 2.05%) due 07/25/2049*(4)	19,388	15,797
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(4)	24,818	20,951
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049(4)*	20,805	17,245
Federal Home Loan Mtg. Corp., REMIC Series 4122, Class AB 1.50% due 10/15/2042(4)	15,460	15,512
Series 4216, Class KQ 1.70% due 10/15/2039(4)	11,354	11,508
Series 3964, Class MD 2.00% due 01/15/2041(4)	424	433
Series 4961, Class JB 2.50% due 12/15/2042(4)	17,911	18,570
Series 3883, Class PB 3.00% due 05/15/2041(4)	6,071	6,502
Series 1577, Class PK 6.50% due 09/15/2023(4)	424	450
Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 1226, Class Z 7.75% due 03/15/2022(4)	$63	$66
		360,709
Federal National Mtg. Assoc. — 2.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.50% (1 ML+3.55%) due 07/25/2029(4)	9,939	9,092
Series 2016-C07, Class 2M2 5.30% (1 ML+4.35%) due 05/25/2029(4)	15,482	14,761
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039(4)*	20,000	16,266
Federal National Mtg. Assoc. 2.50% due 02/01/2043	58,630	61,032
2.97% due 06/01/2030	40,000	44,923
3.00% due 01/01/2028	5,144	5,393
3.50% due 08/01/2026	5,170	5,443
3.50% due 09/01/2026	5,464	5,754
3.50% due 10/01/2028	7,323	7,759
Federal National Mtg. Assoc. FRS 3.95% (12 ML+1.57%) due 05/01/2037	796	800
Federal National Mtg. Assoc. 4.00% due 11/01/2025	817	859
Federal National Mtg. Assoc. FRS 4.07% (12 ML+1.82%) due 10/01/2040	781	797
Federal National Mtg. Assoc.
4.50% due 11/01/2022	703	732
4.50% due 01/01/2039	1,174	1,283
4.50% due 06/01/2039	13,382	14,469
4.50% due 09/01/2039	2,599	2,845
4.50% due 09/01/2040	4,657	5,097
4.50% due 05/01/2041	1,959	2,144
5.00% due 05/01/2035	450	499
5.00% due 06/01/2040	17,759	19,653
5.00% due 07/01/2040	4,293	4,756
5.50% due 11/01/2020	226	227
5.50% due 04/01/2021	5,409	5,489
5.50% due 12/01/2029	668	732
5.50% due 06/01/2035	42,862	48,430
5.50% due 08/01/2037	7,986	9,038
5.50% due 06/01/2038	3,545	4,017
6.00% due 12/01/2033	3,431	3,946
6.00% due 05/01/2034	239	275
6.00% due 06/01/2040	87	100
6.50% due 10/01/2037	89	102
7.00% due 06/01/2037	2,873	3,405
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(4)	9,287	7,603

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2019-HRP1, Class M2 3.81% (1 ML+2.15%) due 11/25/2039*(4)	$8,762	$7,740
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.35% due 01/25/2030(5)(6)(7)	344,746	8,400
Series 2019-M21, Class X3 1.33% due 06/25/2034(5)(6)(7)	139,779	14,867
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(4)	12,611	12,692
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	20,656	20,910
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	11,566	11,769
Series 2013-16, Series A 1.75% due 01/25/2040(4)	18,387	18,617
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	3,707	3,784
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	5,107	5,215
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	10,588	10,816
Series 2015-5, Class EP 2.00% due 06/25/2043(4)	13,245	13,511
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	10,541	10,975
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	9,027	9,402
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	27,301	28,551
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	15,528	16,081
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	13,906	14,553
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	2,998	3,162
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	8,206	8,651
Series 2017-72, Class B 3.00% due 09/25/2047(4)	12,693	13,513
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	14,739	15,725
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	19,805	21,209
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	25,405	26,702
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	6,482	6,995
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	16,959	18,096
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	13,059	13,618
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	15,842	16,917
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	$12,608	$13,608
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	15,147	16,210
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	11,597	12,643
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	16,656	17,618
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	9,094	9,597
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	11,493	12,322
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	20,932	22,200
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	7,073	7,572
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	16,511	17,735
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	11,930	13,225
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	15,394	16,766
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	14,621	16,127
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	11,953	12,988
		848,803
Government National Mtg. Assoc. — 3.7%
2.50% due April 30 TBA	470,000	491,187
3.00% due April 30 TBA	200,000	211,414
3.50% due April 30 TBA	375,000	395,247
4.00% due 09/15/2041	139,393	149,291
4.00% due 07/20/2049	89,855	95,345
4.50% due 06/15/2041	38,236	42,308
6.00% due 11/15/2031	15,788	17,430
7.00% due 05/15/2033	3,966	4,704
9.00% due 11/15/2021	21	21
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	18,042	18,317
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	11,385	11,540
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	15,425	15,973
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	70	80
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,188	1,400
		1,454,257
Uniform Mtg. Backed Securities — 4.5%
Uniform Mtg. Backed Securities 2.50% due 04/20/2035	210,000	217,789
2.50% due April 30 TBA	130,000	134,672
3.00% due April 15 TBA	295,000	308,632
2.50% due April 30 TBA	400,000	413,657

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(16)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities (continued)
3.00% due April 30 TBA		$505,000	$529,126
3.50% due April 30 TBA		150,000	158,523
			1,762,399
Total U.S. Government Agencies (cost $4,328,676)			4,426,168
U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.5%
1.00% due 02/15/2048 TIPS(9)		20,920	25,753
1.00% due 02/15/2049 TIPS(9)		20,501	25,470
3.13% due 08/15/2044(12)(13)		120,000	165,628
0.38% due 01/15/2027(9)		69,408	71,024
0.50% due 01/15/2028(9)		20,914	21,781
0.63% due 01/15/2026(9)		97,700	100,912
0.88% due 01/15/2029(9)		66,399	72,125
Total U.S. Government Treasuries (cost $439,596)			482,693
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	300,000	21,125
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	17,438
Government of Romania Senior Notes 6.13% due 01/22/2044		8,000	9,194
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		6,000	6,220
Total Foreign Government Obligations (cost $54,427)			53,977
OPTIONS — PURCHASED†(14) — 0.1%
Over the Counter Purchased Put Options on Currency Contracts		6,049,959	39,730
Over the Counter Put Options on Interest Swap Contracts		75,000	207
Total Options Purchased (cost $28,299)			39,937
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016		7,000	73
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†		7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†		10,000	1
Security Description	Principal Amount(16)		Value (Note 2)
ESCROWS AND LITIGATION TRUSTS (continued)
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†		$6,000	$1
Total Escrows And Litigation Trusts (cost $0)			76
Total Long-Term Investment Securities (cost $42,340,758)			40,753,816
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Foreign Government Obligations — 0.6%
Government of Japan Disc. Notes (0.14%) due 5/11/2020	JPY	27,350,000	254,420
Registered Investment Companies — 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.58%(11)		224,905	224,905
Total Short-Term Investment Securities (cost $474,100)			479,325
REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(10)		120,000	120,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)		150,000	150,000
BNP Paribas SA Joint Repurchase Agreement(10)		175,000	175,000
Deutsche Bank AG Joint Repurchase Agreement(10)		150,000	150,000
RBS Securities, Inc. Joint Repurchase Agreement(10)		140,000	140,000
Total Repurchase Agreements (cost $735,000)			735,000
TOTAL INVESTMENTS (cost $43,549,858)(17)		107.2%	41,968,141
Liabilities in excess of other assets		(7.2)	(2,811,454)
NET ASSETS		100.0%	$39,156,687

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $3,256,750 representing 8.3% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$428	$214.02	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(9)  Principal amount of security is adjusted for inflation.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  The rate shown is the 7-day yield as of March 31, 2020.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of $7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$6,050	$26,420	$39,730	$13,310

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$75	$1,879	$207	$(1,672)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(15)  Collateralized Loan Obligation

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SCRT — Seasoned Credit Risk Transfer Trust

REMIC — Real Estate Mortgage Investment Conduit

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000	June 2020	$54,972	$57,380	$2,408
13	Long	U.S. 10 Year Notes	June 2020	1,775,047	1,802,938	27,891
1	Long	U.S. 2 Year Notes	June 2020	219,289	220,383	1,094
1	Long	U.S. Long Bonds	June 2020	171,281	179,062	7,781
2	Long	U.S. Ultra Bonds	June 2020	422,469	443,750	21,281
						$60,455
						Unrealized (Depreciation)
19	Short	U.S. 5 Year Notes	June 2020	$2,332,741	$2,381,828	$(49,087)
Net Unrealized Appreciation (Depreciation)						$11,368

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	270,000	USD	13,303	06/10/2021	$2,585	$—
HSBC Bank USA	EUR	43,000	USD	47,825	06/17/2020	5,486	—
JPMorgan Chase Bank	EUR	43,000	USD	47,825	06/17/2020	263
	USD	30,974	EUR	28,000	06/17/2020	—	(4)
Morgan Stanley & Co., Inc.	JPY	27,350,000	USD	250,132	05/11/2020	—	(4,682)
	NZD	101,000	USD	66,073	04/30/2020	5,820	—
NatWest Markets PLC	AUD	137,000	USD	90,478	05/29/2020	6,193	—
Net Unrealized Appreciation (Depreciation)						$20,347	$(4,686)

AUD — Australian Dollar

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(6,611)
USD	130	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,697)	(59,248)
USD	35	04/01/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.48%/Quarterly	—	(52)
					$(2,697)	$(65,911)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$442,712	$—		$1,166	$443,878
Television	37,493	—		428	37,921
Other Industries	28,280,718	394,388	**	—	28,675,106
Preferred Securities/Capital Securities	—	230,312		—	230,312
Asset Backed Securities	—	2,963,627		—	2,963,627
U.S. Corporate Bonds & Notes	—	2,840,343		—	2,840,343
Foreign Corporate Bonds & Notes	—	437,712		—	437,712
Municipal Bond & Notes	—	122,066		—	122,066
U.S. Government Agencies	—	4,426,168		—	4,426,168
U.S. Government Treasuries	—	482,693		—	482,693
Foreign Government Obligations	—	53,977		—	53,977
Options — Purchased	—	39,937		—	39,937
Escrow and Litigation Trusts	—	73		3	76
Short-Term Investment Securities:
Foreign Government Obligations	—	254,420		—	254,420
Registered Investment Companies	224,905	—		—	224,905
Repurchase Agreements	—	735,000		—	735,000
Total Investments at Value	$28,985,828	$12,980,716		$1,597	$41,968,141
Other Financial Instruments:†
Futures Contracts	$60,455	$—		$—	$60,455
Forward Foreign Currency Contracts	—	20,347		—	20,347
Total Other Financial Instruments	$60,455	$20,347		$—	$80,802
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$49,087	$—		$—	$49,087
Forward Foreign Currency Contracts	—	4,686		—	4,686
Centrally Cleared Interest Rate Swap Contracts	—	65,911		—	65,911
Total Other Financial Instruments	$49,087	$70,597		$—	$119,684

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Diversified Financial Services	11.4%
Government National Mtg. Assoc.	6.8
Uniform Mtg. Backed Securities	6.7
Enterprise Software/Service	6.5
United States Treasury Bonds	5.2
Federal National Mtg. Assoc.	3.2
E-Commerce/Products	3.1
Applications Software	2.8
Medical-Drugs	2.6
Medical Instruments	2.6
Web Hosting/Design	2.4
Diversified Banking Institutions	2.4
Chemicals-Specialty	2.1
Internet Content-Entertainment	2.0
Internet Content-Information/News	1.9
Real Estate Investment Trusts	1.8
Federal Home Loan Mtg. Corp.	1.8
Communications Software	1.4
Banks-Commercial	1.4
Commercial Services-Finance	1.4
Aerospace/Defense-Equipment	1.4
Retail-Restaurants	1.3
Internet Application Software	1.3
Repurchase Agreements	1.3
Web Portals/ISP	1.2
Computer Software	1.2
Athletic Footwear	1.2
Medical-Biomedical/Gene	1.1
Entertainment Software	1.1
United States Treasury Notes	1.0
Finance-Other Services	1.0
Foreign Government Obligations	1.0
Electric-Integrated	0.9
Electronic Components-Semiconductors	0.9
SupraNational Banks	0.9
Consulting Services	0.8
Distribution/Wholesale	0.8
Containers-Metal/Glass	0.7
Building-Maintenance & Services	0.7
Electronic Measurement Instruments	0.7
Coatings/Paint	0.7
Banks-Super Regional	0.7
Cable/Satellite TV	0.6
Diagnostic Equipment	0.6
Multimedia	0.6
Cosmetics & Toiletries	0.6
Computer Aided Design	0.6
Telephone-Integrated	0.6
Savings & Loans/Thrifts	0.5
Medical-HMO	0.5
Municipal Bonds & Notes	0.5
Building-Residential/Commercial	0.4
Sovereign	0.4
Registered Investment Companies	0.4
Brewery	0.4
Human Resources	0.4
Building & Construction-Misc.	0.4
Medical Products	0.3
Electronic Components-Misc.	0.3
Pipelines	0.3
Gas-Distribution	0.3%
Computer Services	0.3
Machinery-General Industrial	0.3
Building-Heavy Construction	0.3
Television	0.3
Oil Refining & Marketing	0.3
Data Processing/Management	0.3
Semiconductor Components-Integrated Circuits	0.3
Oil-Field Services	0.2
Apparel Manufacturers	0.2
Medical Information Systems	0.2
Pastoral & Agricultural	0.2
Energy-Alternate Sources	0.2
Insurance-Life/Health	0.2
Tobacco	0.2
Retail-Building Products	0.2
Transport-Rail	0.2
Insurance Brokers	0.2
Cellular Telecom	0.2
Pharmacy Services	0.2
Banks-Fiduciary	0.2
Computers	0.2
Investment Management/Advisor Services	0.2
Printing-Commercial	0.2
E-Services/Consulting	0.2
Auto-Truck Trailers	0.2
E-Commerce/Services	0.2
Auto/Truck Parts & Equipment-Original	0.2
Oil Companies-Integrated	0.2
Food-Misc./Diversified	0.2
Building & Construction Products-Misc.	0.1
Water	0.1
Electric-Distribution	0.1
Diversified Manufacturing Operations	0.1
Medical-Hospitals	0.1
Finance-Investment Banker/Broker	0.1
Power Converter/Supply Equipment	0.1
Wireless Equipment	0.1
X-Ray Equipment	0.1
Financial Guarantee Insurance	0.1
Beverages-Non-alcoholic	0.1
Office Furnishings-Original	0.1
Hazardous Waste Disposal	0.1
Medical Labs & Testing Services	0.1
Banks-Special Purpose	0.1
Internet Security	0.1
Decision Support Software	0.1
Retail-Sporting Goods	0.1
Transport-Truck	0.1
Metal Products-Distribution	0.1
Drug Delivery Systems	0.1
Schools	0.1
Insurance-Property/Casualty	0.1
Insurance-Reinsurance	0.1
Chemicals-Diversified	0.1
Telecom Services	0.1
Transport-Services	0.1
Medical-Generic Drugs	0.1
Retail-Auto Parts	0.1
Broadcast Services/Program	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Auto/Truck Parts & Equipment-Replacement	0.1%
Machinery-Construction & Mining	0.1
Building Products-Doors & Windows	0.1
Electric-Generation	0.1
Insurance-Mutual	0.1
Poultry	0.1
Hotels/Motels	0.1
Funeral Services & Related Items	0.1
Office Supplies & Forms	0.1
Engineering/R&D Services	0.1
Options Purchased	0.1
Building Products-Wood	0.1
Coal	0.1
Dental Supplies & Equipment	0.1
Medical-Wholesale Drug Distribution	0.1
Therapeutics	0.1
Transactional Software	0.1
Retail-Apparel/Shoe	0.1
Paper & Related Products	0.1
Home Furnishings	0.1
Retail-Pawn Shops	0.1
Medical Laser Systems	0.1
Electronic Parts Distribution	0.1
Circuit Boards	0.1
Audio/Video Products	0.1
Rubber/Plastic Products	0.1
Machinery-Pumps	0.1
Chemicals-Plastics	0.1
Finance-Credit Card	0.1
Computer Data Security	0.1
Networking Products	0.1
112.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 59.5%
Aerospace/Defense-Equipment — 1.2%
AAR Corp.	2,150	$38,184
HEICO Corp., Class A	11,263	719,706
Moog, Inc., Class A	350	17,685
		775,575
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	1,175	157,450
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	450	4,280
Applications Software — 2.7%
ServiceNow, Inc.†	6,246	1,789,979
Athletic Footwear — 1.2%
NIKE, Inc., Class B	9,267	766,752
Audio/Video Products — 0.1%
Sonos, Inc.†	4,325	36,676
Auto-Truck Trailers — 0.2%
Wabash National Corp.	13,675	98,733
Auto/Truck Parts & Equipment-Original — 0.2%
Gentherm, Inc.†	2,025	63,585
Meritor, Inc.†	1,925	25,506
Telenav, Inc.†	1,800	7,776
		96,867
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,657	58,840
Banks-Commercial — 1.3%
1st Source Corp.	585	18,972
Atlantic Union Bankshares Corp.	459	10,052
BancFirst Corp.	1,775	59,232
BancorpSouth Bank	2,375	44,935
Banner Corp.	1,850	61,124
Cathay General Bancorp	925	21,229
Central Pacific Financial Corp.	2,900	46,110
Central Valley Community Bancorp	225	2,934
Columbia Banking System, Inc.	2,325	62,310
CVB Financial Corp.	3,850	77,192
Enterprise Financial Services Corp.	550	15,351
First Commonwealth Financial Corp.	3,900	35,646
First Community Bankshares, Inc.	250	5,825
First Hawaiian, Inc.	825	13,637
Great Western Bancorp, Inc.	275	5,632
Hope Bancorp, Inc.	1,908	15,684
IBERIABANK Corp.	350	12,656
Independent Bank Corp.	1,100	14,157
Independent Bank Corp.	125	8,046
PacWest Bancorp	625	11,200
South State Corp.	125	7,341
Trustmark Corp.	5,850	136,305
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
UMB Financial Corp.	575	$26,668
United Bankshares, Inc.	1,700	39,236
Webster Financial Corp.	550	12,595
West Bancorporation, Inc.	375	6,131
Westamerica Bancorporation	2,150	126,377
		896,577
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	230	5,497
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,750	14,945
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	4,300	52,589
Louisiana-Pacific Corp.	2,375	40,802
		93,391
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	1,200	43,860
EMCOR Group, Inc.	2,575	157,899
MYR Group, Inc.†	1,150	30,118
		231,877
Building Products-Cement — 0.0%
US Concrete, Inc.†	300	5,442
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	1,200	56,940
Building Products-Wood — 0.1%
Boise Cascade Co.	2,125	50,532
Building-Heavy Construction — 0.3%
Arcosa, Inc.	1,575	62,590
MasTec, Inc.†	2,225	72,824
Sterling Construction Co., Inc.†	1,775	16,863
Tutor Perini Corp.†	3,600	24,192
		176,469
Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	2,000	48,720
Rollins, Inc.	12,155	439,282
		488,002
Building-Residential/Commercial — 0.3%
KB Home	3,650	66,065
TRI Pointe Group, Inc.†	14,375	126,069
		192,134
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	4,900	23,324
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,550	22,351
Chemicals-Diversified — 0.0%
Stepan Co.	175	15,481
Chemicals-Plastics — 0.1%
PolyOne Corp.	1,850	35,095

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 2.1%
Ecolab, Inc.	8,650	$1,347,929
Minerals Technologies, Inc.	1,325	48,044
Tronox Holdings PLC, Class A	2,825	14,069
		1,410,042
Circuit Boards — 0.1%
TTM Technologies, Inc.†	3,550	36,707
Coal — 0.1%
Arch Coal, Inc., Class A	600	17,340
Peabody Energy Corp.	700	2,030
Warrior Met Coal, Inc.	2,925	31,063
		50,433
Coatings/Paint — 0.6%
Sherwin-Williams Co.	919	422,299
Commercial Services — 0.0%
Medifast, Inc.	150	9,375
Commercial Services-Finance — 1.3%
Adyen NV†*	601	508,643
Euronet Worldwide, Inc.†	200	17,144
Evo Payments, Inc., Class A†	2,950	45,135
Green Dot Corp., Class A†	500	12,695
S&P Global, Inc.	1,158	283,768
		867,385
Communications Software — 1.4%
Avaya Holdings Corp.†	13,400	108,406
Slack Technologies, Inc., Class A†	31,765	852,573
		960,979
Computer Aided Design — 0.6%
Autodesk, Inc.†	2,453	382,913
Computer Data Security — 0.1%
Qualys, Inc.†	350	30,447
Computer Services — 0.3%
CACI International, Inc., Class A†	300	63,345
Insight Enterprises, Inc.†	550	23,171
Unisys Corp.†	7,700	95,095
		181,611
Computer Software — 1.2%
Avid Technology, Inc.†	3,150	21,200
TiVo Corp.	16,000	113,280
Twilio, Inc., Class A†	7,184	642,896
		777,376
Consulting Services — 0.8%
Huron Consulting Group, Inc.†	2,325	105,462
Verisk Analytics, Inc.	2,856	398,069
		503,531
Consumer Products-Misc. — 0.0%
Quanex Building Products Corp.	1,375	13,860
Containers-Metal/Glass — 0.6%
Ball Corp.	6,602	426,885
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,275	$15,555
Cosmetics & Toiletries — 0.6%
Edgewell Personal Care Co.†	500	12,040
Estee Lauder Cos., Inc., Class A	2,438	388,471
		400,511
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	2,500	101,200
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	3,275	50,075
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	675	18,752
Danaher Corp.	2,947	407,894
		426,646
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	2,425	20,370
Distribution/Wholesale — 0.8%
Copart, Inc.†	5,581	382,410
Core-Mark Holding Co., Inc.	2,100	59,997
Fossil Group, Inc.†	1,075	3,537
ScanSource, Inc.†	2,292	49,026
Veritiv Corp.†	775	6,091
		501,061
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	175	2,896
EnPro Industries, Inc.	550	21,769
Fabrinet†	1,075	58,652
		83,317
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	1,052	2,051,105
Etsy, Inc.†	275	10,571
		2,061,676
E-Commerce/Services — 0.2%
Cars.com, Inc.†	4,125	17,738
Groupon, Inc.†	5,700	5,587
Stamps.com, Inc.†	575	74,796
		98,121
E-Marketing/Info — 0.0%
comScore, Inc.†	6,150	17,343
E-Services/Consulting — 0.2%
Perficient, Inc.†	3,675	99,556
Electric Products-Misc. — 0.0%
Graham Corp.	400	5,160
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,925	18,340
Electric-Generation — 0.1%
Atlantic Power Corp.†	26,350	56,389

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 0.2%
Black Hills Corp.	375	$24,011
IDACORP, Inc.	175	15,363
PNM Resources, Inc.	825	31,350
Portland General Electric Co.	1,825	87,491
		158,215
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	768	7,480
Benchmark Electronics, Inc.	2,700	53,973
OSI Systems, Inc.†	1,200	82,704
Sanmina Corp.†	2,150	58,652
		202,809
Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc.†	8,775	68,357
MACOM Technology Solutions Holdings, Inc.†	2,275	43,066
Rambus, Inc.†	11,750	130,425
Synaptics, Inc.†	1,300	75,231
Xperi Corp.	4,075	56,683
		373,762
Electronic Measurement Instruments — 0.7%
Roper Technologies, Inc.	1,317	410,654
Stoneridge, Inc.†	3,625	60,719
		471,373
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	300	39,255
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	2,925	32,965
Green Plains, Inc.	725	3,516
Renewable Energy Group, Inc.†	1,000	20,530
REX American Resources Corp.†	850	39,534
SunPower Corp.†	9,175	46,517
		143,062
Engineering/R&D Services — 0.0%
KBR, Inc.	875	18,095
Enterprise Software/Service — 6.3%
ACI Worldwide, Inc.†	5,550	134,032
Atlassian Corp. PLC, Class A†	3,860	529,823
Coupa Software, Inc.†	5,694	795,623
Donnelley Financial Solutions, Inc.†	1,300	6,851
eGain Corp.†	555	4,068
Evolent Health, Inc., Class A†	3,800	20,634
MicroStrategy, Inc., Class A†	200	23,620
Veeva Systems, Inc., Class A†	9,175	1,434,695
Workday, Inc., Class A†	9,672	1,259,488
		4,208,834
Security Description	Shares	Value (Note 2)
Entertainment Software — 1.1%
Activision Blizzard, Inc.	7,680	$456,806
Take-Two Interactive Software, Inc.†	2,485	294,746
		751,552
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	25,569
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	150	6,812
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,313	12,684
Houlihan Lokey, Inc.	1,300	67,756
Moelis & Co., Class A	325	9,132
Piper Sandler Cos.	125	6,321
		95,893
Finance-Other Services — 0.8%
CME Group, Inc.	1,620	280,114
Intercontinental Exchange, Inc.	3,417	275,923
		556,037
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	650	4,641
MGIC Investment Corp.	4,450	28,257
NMI Holdings, Inc., Class A†	575	6,676
Radian Group, Inc.	3,775	48,886
		88,460
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	8,951
Food-Misc./Diversified — 0.1%
John B. Sanfilippo & Son, Inc.	625	55,875
Gas-Distribution — 0.2%
New Jersey Resources Corp.	400	13,588
Northwest Natural Holding Co.	275	16,981
ONE Gas, Inc.	825	68,987
Southwest Gas Holdings, Inc.	550	38,258
		137,814
Home Furnishings — 0.1%
Sleep Number Corp.†	2,350	45,026
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	480	701
Human Resources — 0.4%
Barrett Business Services, Inc.	2,075	82,253
Cross Country Healthcare, Inc.†	6,475	43,642
Heidrick & Struggles International, Inc.	250	5,625
Kforce, Inc.	1,525	38,994
Korn Ferry	1,050	25,536
TrueBlue, Inc.†	2,850	36,366
		232,416

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	1,025	$17,599
Instruments-Scientific — 0.0%
Fluidigm Corp.†	11,073	28,125
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	850	15,980
CNO Financial Group, Inc.	3,525	43,675
Primerica, Inc.	650	57,512
		117,167
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	200	2,468
First American Financial Corp.	375	15,904
Kinsale Capital Group, Inc.	250	26,132
		44,504
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	2,425	63,874
Internet Application Software — 1.3%
Okta, Inc.†	7,034	859,977
Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	2,532	422,338
Twitter, Inc.†	37,952	932,101
		1,354,439
Internet Content-Information/News — 1.9%
HealthStream, Inc.†	963	23,064
Spotify Technology SA†	9,920	1,204,685
Yelp, Inc.†	3,200	57,696
		1,285,445
Internet Security — 0.0%
Proofpoint, Inc.†	250	25,648
Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc., Class A	450	9,671
BrightSphere Investment Group, Inc.	700	4,473
Focus Financial Partners, Inc., Class A†	1,250	28,762
Stifel Financial Corp.	1,200	49,536
Virtus Investment Partners, Inc.	150	11,416
		103,858
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,675	58,575
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	125	654
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	1,275	15,631
Kadant, Inc.	400	29,860
		45,491
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	550	35,668
Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	875	$11,165
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	20,900	147,136
Medical Instruments — 2.6%
AngioDynamics, Inc.†	3,300	34,419
Intuitive Surgical, Inc.†	3,207	1,588,139
Natus Medical, Inc.†	1,925	44,525
NuVasive, Inc.†	1,500	75,990
		1,743,073
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	975	71,545
Personalis, Inc.†	750	6,053
		77,598
Medical Laser Systems — 0.1%
Cutera, Inc.†	3,200	41,792
Medical Products — 0.3%
Accuray, Inc.†	7,123	13,534
Integer Holdings Corp.†	1,525	95,861
Invacare Corp.	3,325	24,705
Orthofix Medical, Inc.†	525	14,705
SeaSpine Holdings Corp.†	3,950	32,272
Sientra, Inc.†	12,100	24,079
		205,156
Medical-Biomedical/Gene — 1.0%
ACADIA Pharmaceuticals, Inc.†	1,800	76,050
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
AMAG Pharmaceuticals, Inc.†	250	1,545
Amicus Therapeutics, Inc.†	3,750	34,650
Arena Pharmaceuticals, Inc.†	1,140	47,880
Atara Biotherapeutics, Inc.†	2,900	24,679
Biohaven Pharmaceutical Holding Co., Ltd.†	1,175	39,985
Black Diamond Therapeutics, Inc.†	1,050	26,197
Bluebird Bio, Inc.†	200	9,192
Bridgebio Pharma, Inc.†	925	26,825
CytomX Therapeutics, Inc.†	1,275	9,779
Eiger BioPharmaceuticals, Inc.†	3,050	20,740
Esperion Therapeutics, Inc.†	400	12,612
Forty Seven, Inc.†	450	42,939
Homology Medicines, Inc.†	775	12,043
Intercept Pharmaceuticals, Inc.†	550	34,628
LogicBio Therapeutics, Inc.†	5,150	25,441
Menlo Therapeutics, Inc.†	950	2,546
Mersana Therapeutics, Inc.†	5,678	33,103
Myriad Genetics, Inc.†	2,225	31,840
Puma Biotechnology, Inc.†	875	7,385
REGENXBIO, Inc.†	1,250	40,475

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
resTORbio, Inc.†	775	$798
REVOLUTION Medicines, Inc.†	525	11,503
Sangamo Therapeutics, Inc.†	775	4,937
Solid Biosciences, Inc.†	1,200	2,868
Synlogic, Inc.†	2,450	4,214
TCR2 Therapeutics, Inc.†	950	7,353
Viela Bio, Inc.†	1,125	42,750
Xencor, Inc.†	1,450	43,326
Y-mAbs Therapeutics, Inc.†	125	3,263
		683,306
Medical-Drugs — 2.2%
Aimmune Therapeutics, Inc.†	1,150	16,583
Alector, Inc.†	475	11,462
Athenex, Inc.†	2,825	21,865
Clovis Oncology, Inc.†	3,700	23,532
Eagle Pharmaceuticals, Inc.†	325	14,950
Global Blood Therapeutics, Inc.†	975	49,813
Gritstone Oncology, Inc.†	525	3,056
Horizon Therapeutics PLC†	2,400	71,088
Lannett Co., Inc.†	6,775	47,086
Marinus Pharmaceuticals, Inc.†	12,825	26,035
MyoKardia, Inc.†	1,325	62,116
Prestige Consumer Healthcare, Inc.†	2,075	76,111
Principia Biopharma, Inc.†	900	53,442
Protagonist Therapeutics, Inc.†	2,975	21,003
Reata Pharmaceuticals, Inc., Class A†	430	62,066
Seres Therapeutics, Inc.†	13,500	48,195
Sutro Biopharma, Inc.†	475	4,845
TG Therapeutics, Inc.†	2,300	22,632
UroGen Pharma, Ltd.†	1,625	28,990
Vanda Pharmaceuticals, Inc.†	1,900	19,684
Voyager Therapeutics, Inc.†	2,025	18,529
Zoetis, Inc.	6,723	791,230
		1,494,313
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	50	2,015
Endo International PLC†	9,250	34,225
		36,240
Medical-HMO — 0.3%
Magellan Health, Inc.†	3,150	151,546
Triple-S Management Corp., Class B†	5,015	70,712
		222,258
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	15,925	53,189
Tenet Healthcare Corp.†	2,325	33,480
		86,669
Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	500	$27,440
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	5,350	48,952
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	250	3,090
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	2,725	71,531
Metal-Aluminum — 0.0%
Century Aluminum Co.†	475	1,720
Kaiser Aluminum Corp.	125	8,660
		10,380
Motion Pictures & Services — 0.0%
Eros International PLC†	12,500	20,625
Multimedia — 0.6%
Walt Disney Co.	4,428	427,745
Networking Products — 0.1%
Extreme Networks, Inc.†	3,125	9,656
NeoPhotonics Corp.†	2,850	20,663
		30,319
Office Furnishings-Original — 0.1%
HNI Corp.	2,225	56,048
Steelcase, Inc., Class A	2,300	22,701
		78,749
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	10,275	51,889
Oil Companies-Exploration & Production — 0.0%
W&T Offshore, Inc.†	13,300	22,610
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	200	3,306
Delek US Holdings, Inc.	3,350	52,796
Murphy USA, Inc.†	650	54,834
		110,936
Oil-Field Services — 0.2%
Matrix Service Co.†	5,500	52,085
MRC Global, Inc.†	3,950	16,827
NexTier Oilfield Solutions, Inc.†	14,025	16,409
NOW, Inc.†	12,225	63,081
		148,402
Paper & Related Products — 0.1%
Domtar Corp.	450	9,738
P.H. Glatfelter Co.	425	5,193
Verso Corp., Class A†	2,725	30,738
		45,669
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	7,675	147,130
Poultry — 0.1%
Sanderson Farms, Inc.	425	52,411
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	725	67,548
Powell Industries, Inc.	1,075	27,595
		95,143

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Printing-Commercial — 0.2%
Deluxe Corp.	1,150	$29,819
Ennis, Inc.	3,250	61,035
Quad/Graphics, Inc.	4,450	11,214
		102,068
Publishing-Books — 0.0%
Gannett Co, Inc.	1,400	2,072
Houghton Mifflin Harcourt Co.†	5,975	11,233
		13,305
Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	1,075	13,319
Agree Realty Corp.	275	17,022
Alexander & Baldwin, Inc.	476	5,341
American Assets Trust, Inc.	3,000	75,000
Americold Realty Trust	2,350	79,994
Ashford Hospitality Trust, Inc.	4,275	3,160
Blackstone Mtg. Trust, Inc., Class A	3,325	61,911
Cherry Hill Mtg. Investment Corp.	75	465
CorEnergy Infrastructure Trust, Inc.	325	5,974
CoreSite Realty Corp.	775	89,822
DiamondRock Hospitality Co.	8,075	41,021
Easterly Government Properties, Inc.	650	16,016
EastGroup Properties, Inc.	325	33,956
Equity LifeStyle Properties, Inc.	575	33,051
First Industrial Realty Trust, Inc.	2,150	71,444
Four Corners Property Trust, Inc.	325	6,081
GEO Group, Inc.	3,625	44,080
Getty Realty Corp.	1,100	26,114
Gladstone Commercial Corp.	1,125	16,155
Hersha Hospitality Trust	900	3,222
Highwoods Properties, Inc.	400	14,168
Invesco Mtg. Capital, Inc.	1,250	4,263
KKR Real Estate Finance Trust, Inc.	1,100	16,511
Ladder Capital Corp.	950	4,503
Lexington Realty Trust	2,800	27,804
Mack-Cali Realty Corp.	1,000	15,230
Monmouth Real Estate Investment Corp.	250	3,013
New Senior Investment Group, Inc.	2,175	5,568
Pebblebrook Hotel Trust	1,800	19,602
PennyMac Mtg. Investment Trust	875	9,292
Physicians Realty Trust	1,650	23,001
Piedmont Office Realty Trust, Inc., Class A	1,825	32,229
PS Business Parks, Inc.	50	6,776
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	725	$3,669
Retail Opportunity Investments Corp.	2,025	16,787
RLJ Lodging Trust	1,250	9,650
Ryman Hospitality Properties, Inc.	400	14,340
Saul Centers, Inc.	550	18,007
STAG Industrial, Inc.	575	12,949
Sunstone Hotel Investors, Inc.	7,425	64,672
TPG RE Finance Trust, Inc.	650	3,569
Two Harbors Investment Corp.	1,754	6,683
UMH Properties, Inc.	375	4,073
Xenia Hotels & Resorts, Inc.	1,525	15,707
		995,214
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	750	10,605
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	375	20,843
Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	2,175	23,207
Genesco, Inc.†	500	6,670
Winmark Corp.	125	15,928
		45,805
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	7,850	10,676
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	2,900	51,417
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	925	10,998
Retail-Office Supplies — 0.0%
Office Depot, Inc.	15,825	25,953
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	600	43,044
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	300	11,085
Retail-Restaurants — 1.2%
Bloomin' Brands, Inc.	5,800	41,412
Brinker International, Inc.	1,500	18,015
Starbucks Corp.	11,463	753,578
		813,005
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	2,550	27,884
Zumiez, Inc.†	2,600	45,032
		72,916
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	1,175	12,631
Trinseo SA	1,325	23,996
		36,627

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.0%
Gogo, Inc.†	4,125	$8,745
KVH Industries, Inc.†	400	3,772
		12,517
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	650	5,727
Brookline Bancorp, Inc.	2,375	26,790
Capitol Federal Financial, Inc.	200	2,322
First Defiance Financial Corp.	425	6,264
Flushing Financial Corp.	800	10,688
Investors Bancorp, Inc.	2,625	20,974
Meridian Bancorp, Inc.	5,725	64,234
Northfield Bancorp, Inc.	5,425	60,706
People's United Financial, Inc.	1,297	14,332
Washington Federal, Inc.	4,925	127,853
		339,890
Schools — 0.1%
K12, Inc.†	3,575	67,424
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	500	32,815
Semiconductor Equipment — 0.0%
Veeco Instruments, Inc.†	2,900	27,753
Steel-Producers — 0.0%
Commercial Metals Co.	1,425	22,501
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	13,765	62,631
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	1,175	9,024
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	8,200	25,666
ION Media Networks, Inc.†(1)(2)	4	856
Sinclair Broadcast Group, Inc., Class A	2,000	32,160
		58,682
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	1,150	9,050
La Jolla Pharmaceutical Co.†	1,125	4,725
Sarepta Therapeutics, Inc.†	350	34,237
		48,012
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	15,550	47,427
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66	575
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	2,000	34,160
Hub Group, Inc., Class A†	600	27,282
		61,442
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
Transport-Truck — 0.1%
ArcBest Corp.	3,550	$62,196
Schneider National, Inc., Class B	550	10,637
		72,833
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	400	11,664
USANA Health Sciences, Inc.†	225	12,996
		24,660
Water — 0.1%
American States Water Co.	1,150	94,001
Web Hosting/Design — 2.4%
NIC, Inc.	900	20,700
Shopify, Inc., Class A†	3,806	1,586,836
		1,607,536
Web Portals/ISP — 1.2%
Alphabet, Inc., Class C†	707	822,107
Wireless Equipment — 0.1%
InterDigital, Inc.	800	35,704
Maxar Technologies, Inc.	3,525	37,647
		73,351
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,900	88,569
Total Common Stocks (cost $41,759,572)		39,762,945
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $207,925)	$225,000	207,281
ASSET BACKED SECURITIES — 11.4%
Diversified Financial Services — 11.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	110,000	110,371
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.12% (1 ML+0.17%) due 01/25/2037(5)	12,290	11,843
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	32,970
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	82,669	79,495
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.52% (1 ML+1.58%) due 10/25/2034	7,113	6,769

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	$9,430	$9,287
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.94% (3 ML+1.12%) due 01/18/2025*(7)	22,301	22,177
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(4)(6)(8)	990,769	44,371
BANK VRS Series 2020-BN26, Class XA 1.36% due 03/15/2063(4)(6)(8)	1,000,000	88,567
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	72,358	72,075
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	54,811	53,790
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	51,923	51,495
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	53,635	52,445
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	68,067	67,195
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	57,638	57,590
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.55% (1 ML+0.85%) due 08/15/2036*(4)	131,000	107,337
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.94% due 02/25/2036(5)(6)	62,066	51,059
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 2.35% (1 ML + 1.40%) due 10/25/2029*(5)	135,337	134,496
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(4)(6)(8)	185,730	5,783
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(4)(6)(8)	325,894	10,170
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(4)(6)(8)	$997,717	$44,462
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	5,425	5,368
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 2.57% (3 ML+0.78%) due 04/27/2027*(7)	201,067	195,387
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	2,135	2,128
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	66,946	66,747
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	65,000	68,919
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	27,158	24,168
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	90,000	93,469
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.60% (1 ML+0.90%) due 10/15/2036*(4)	100,000	89,962
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	60,000	63,016
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	105,000	108,159
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	115,966	121,452
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	123,000	128,171
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	25,202	19,388
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(4)(6)(8)	939,633	28,461

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	$37,702	$36,150
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	115,000	119,084
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	84,809	81,000
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,250	47,552
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	27,863
Eagle RE, Ltd. FRS Series 2018-1, Class M1 2.65% (1 ML+1.70%) due 11/25/2028*(5)	77,172	76,809
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	66,413
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	16,213
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.86% due 05/25/2035(5)(6)	45,120	39,992
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	110,000	107,928
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,000	31,951
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	86,000	86,884
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	69,874	70,537
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	115,000	121,964
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.80% due 03/25/2047(5)(6)	14,624	11,050
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.81% due 04/25/2036(5)(6)	4,417	3,362
Home Re, Ltd. FRS Series 2018-1, Class M1 2.55% (1 ML + 1.60%) due 10/25/2028*(5)	29,116	29,006
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.49% (1 ML+0.54%) due 05/25/2035(5)	$33,515	$30,294
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	20,000	19,877
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	64,000	67,899
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	80,000	84,061
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	97,836	98,746
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	108,974	105,009
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 2.68% (1 ML+1.70%) due 03/01/2024*(5)	59,543	57,303
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 2.48% (1 ML+1.50%) due 04/01/2024*(5)	83,397	77,117
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 2.48% (1 ML + 1.50%) due 05/01/2024*(5)	87,479	84,593
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(5)(6)	20,706	18,031
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.16% due 12/25/2034(5)(6)	11,918	11,115
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	62,243	63,389
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	55,363	55,280
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	76,586	77,258

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(4)(6)(8)	$197,387	$6,957
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	20,000	20,881
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.43% due 06/15/2050(4)(6)(8)	107,610	7,178
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	100,000	100,360
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	26,040	16,295
MortgageIT Trust FRS Series 2005-4, Class A1 1.23% (1 ML+0.28%) due 10/25/2035(5)	58,065	53,727
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	96,892
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.70% (1 ML + 0.75%) due 01/25/2048*(5)	74,150	68,881
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.45% (1 ML+1.50%) due 06/25/2057*(5)	59,062	55,966
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	85,922	87,431
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	54,579	56,198
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(6)	26,916	27,664
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	$50,204	$51,640
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	90,036	93,211
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	91,477	95,000
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	71,298	73,842
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	55,307	57,349
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	78,475	81,228
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	10,357	10,223
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	55,447	55,287
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	58,052	57,789
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 2.35% (1 M + 1.40%) due 07/25/2029*(5)	75,841	75,486
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 2.50% (1 ML+1.55%) due 07/25/2028*(5)	62,015	61,689
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.69% (3 ML+0.85%) due 04/17/2027*(7)	119,212	117,142
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	99,140

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	$72,843	$71,576
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.05% (1 ML+0.10%) due 02/25/2037	32,335	17,054
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.82% (3 ML+1.05%) due 04/30/2027*(7)	250,000	242,370
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.08% (1 ML+0.13%) due 05/25/2037	76,089	56,685
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	85,000	83,075
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.20% (1 ML+0.25%) due 11/25/2036	160,000	127,410
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	114,972
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 1.55% (1 ML+0.60%) due 02/25/2057*	49,599	47,856
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	34,718	34,348
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	48,766	47,773
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	54,913	53,852
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	94,750	81,658
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	84,481	75,170
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(5)(6)	87,123	84,452
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	$34,370	$31,300
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	82,555	75,570
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	96,588	69,277
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.72% (3 ML+0.90%) due 01/18/2029*(7)	250,000	241,865
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(4)(6)(8)	797,393	29,587
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	65,000	67,527
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(5)(6)	15,724	12,372
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,875	44,245
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	46,235
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,710
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	120,000	125,685
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	110,000	117,183
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	50,111	53,150
Total Asset Backed Securities (cost $7,833,625)		7,606,685

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 11.4%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.25% due 02/01/2035	$10,000	$8,648
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	35,000	32,665
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	35,000	36,545
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,290
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,075
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,909
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	3,000	3,154
		122,638
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	10,000	10,611
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	12,005
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	25,000	31,506
		43,511
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	2,975
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	29,704
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	55,000	55,331
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	34,249
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	15,354
		104,934
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	$25,000	$23,760
KeyCorp Senior Notes 2.55% due 10/01/2029	30,000	26,781
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	51,252
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	45,000	43,523
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	34,482
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,436
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	106,111
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	71,186
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,273
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	17,957
		442,761
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.63% due 03/19/2027	10,000	10,497
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	60,000	71,235
		81,732
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	30,154
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,580
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	20,513

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	$110,000	$126,581
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	9,559
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	15,129
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	35,000	33,066
		245,582
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	1,955
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	4,856
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	10,117
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	28,131
		45,059
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	23,000	22,604
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	14,309
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	10,000	9,214
		23,523
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	75,000	73,760
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	22,800
		96,560
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$15,000	$15,609
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	17,008
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	24,126
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,446
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,969
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,402
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	23,278
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	23,366
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,360
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,477
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	27,069
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	81,657
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,427
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,350

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$40,000	$37,559
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	42,109
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	16,828
		416,278
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	13,720
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	80,000	84,000
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	10,324
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	36,853
		47,177
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	10,000	9,314
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	14,710
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	5,000	5,124
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,350
		34,498
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	9,543
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	66,610
		76,153
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	85,000	87,121
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,322
Security Description	Principal Amount(14)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 4.38% due 05/13/2045	$5,000	$6,357
		104,800
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	70,000	70,525
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,044
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	30,986
		42,030
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	75,000	76,125
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,129
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	55,514
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	89,043
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	30,674
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	85,000	97,298
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	85,205
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	12,705
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	29,886
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,887
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	15,533
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	85,000	87,099

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	$20,000	$20,886
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	26,153
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	27,467
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	25,000	23,576
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	79,705
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,447
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	25,820
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	20,063
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	15,964
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	40,378
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	7,943
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	88,249
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,501
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	46,329
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	37,535
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	36,634
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,129
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,037
Morgan Stanley Senior Notes 2.70% due 01/22/2031	40,000	39,109
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.13% due 07/27/2026	$20,000	$20,509
Morgan Stanley Senior Notes 3.59% due 07/22/2028	60,000	60,922
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	48,146
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,811
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,102
		1,307,259
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	19,829
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	70,000	69,974
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	21,151
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,611
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	19,277
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	25,051
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,379
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,786
		90,829
Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,502
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	19,845
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	9,797

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	$5,000	$6,247
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	35,000	34,648
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	30,000	30,755
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	10,702
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	9,810
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,996
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,631
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	24,383
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	27,144
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,909
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	15,247
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,359
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,756
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,615
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,304
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	29,906
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	34,221
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	25,000	22,571
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	$20,000	$19,273
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	15,000	14,555
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,416
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,059
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	24,890
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,568
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	8,799
		482,239
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,850
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,194
		17,044
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	83,000	79,296
Intel Corp. Senior Notes 2.45% due 11/15/2029	40,000	40,968
Intel Corp. Senior Notes 3.10% due 02/15/2060	25,000	26,335
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,123
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	20,000	20,872
		191,594
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	33,702

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	$55,000	$55,520
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	55,356
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,454
		127,330
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	22,311
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	35,067
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	135,776
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,350
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,274
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	20,000	19,431
		35,055
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	15,748
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	52,020
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	21,275
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	35,000	33,844
		55,119
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	78,312
Security Description	Principal Amount(14)	Value (Note 2)
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	$55,000	$51,425
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	24,885
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,543
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,687
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,011
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,233
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	10,000	9,495
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,639
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	21,974
		135,467
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	9,593
Unum Group Senior Notes 4.50% due 12/15/2049	15,000	11,621
		21,214
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,179
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	44,711
		54,890
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	20,000	21,624
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,480

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	$10,000	$9,791
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	10,000	9,613
		19,404
Machinery-General Industrial — 0.2%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	135,000	131,206
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	5,000	5,361
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	25,000	24,539
		29,900
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,068
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	14,849
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	20,000	19,671
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,295
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	15,634
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,025
		87,542
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	70,000	70,287
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	40,000	42,494
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	20,000	22,073
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	59,612
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,515
		204,981
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	$20,000	$25,000
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,452
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,723
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,574
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,938
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	16,176
		101,863
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	18,793
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	24,375
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	20,000	20,810
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,126
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,742
		31,678
Oil Companies-Exploration & Production — 0.0%
Apache Corp. Senior Notes 4.75% due 04/15/2043	5,000	2,212
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	7,232
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	8,558
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	8,463
		26,465

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	$30,000	$35,150
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	25,000	30,600
		65,750
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	35,000	33,161
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	15,000	11,590
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	10,000	9,471
CVS Health Corp Senior Notes 3.75% due 04/01/2030	15,000	15,445
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	15,148
CVS Health Corp Senior Notes 4.25% due 04/01/2050	5,000	5,190
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	34,276
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	34,518
		114,048
Pipelines — 0.3%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	8,919
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	20,679
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	5,000	3,892
Energy Transfer Operating LP
Company Guar. Notes 5.15% due 03/15/2045	10,000	7,732
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	20,732
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	40,000	35,713
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	$5,000	$4,285
MPLX LP Senior Notes 4.25% due 12/01/2027*	15,000	12,116
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	19,350
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,125
MPLX LP Senior Notes 5.50% due 02/15/2049	5,000	4,217
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	20,000	13,820
Rockies Express Pipeline LLC Senior Notes 4.80% due 05/15/2030*	20,000	11,967
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,736
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	4,694
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	10,000	3,882
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	4,898
Williams Partners LP Senior Notes 6.30% due 04/15/2040	7,000	6,972
		202,729
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	19,635
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	15,000	14,877
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	17,104
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	38,623
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	74,582
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,563
		215,384

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	$25,000	$25,342
AutoZone, Inc. Senior Notes 4.00% due 04/15/2030	35,000	35,772
		61,114
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.50% due 04/15/2027	10,000	10,078
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	49,956
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	9,254
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	15,000	16,182
		85,470
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	25,827
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	20,000	20,179
Starbucks Corp. Senior Notes 3.35% due 03/12/2050	5,000	4,713
		50,719
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,318
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,131
		32,449
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	30,000	30,133
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	45,000	46,958
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	37,000	39,734
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	40,000	43,156
Security Description	Principal Amount(14)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	$15,000	$15,841
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	10,658
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	15,000	16,157
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	22,118
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	5,913
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	45,000	50,540
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,671
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	18,465
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	20,421
		331,765
Television — 0.2%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	25,000	25,494
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	75,000	73,818
		99,312
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	9,011
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	10,523
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	27,699
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	15,000	17,345
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	33,837
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	13,876

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.70% due 04/02/2027		$5,000	$5,081
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030		20,000	20,488
			137,860
Transport-Rail — 0.2%
CSX Corp. Senior Notes 2.40% due 02/15/2030		15,000	14,758
CSX Corp. Senior Notes 3.25% due 06/01/2027		30,000	31,232
CSX Corp. Senior Notes 3.35% due 09/15/2049		5,000	4,728
CSX Corp. Senior Notes 4.30% due 03/01/2048		5,000	5,480
CSX Corp. Senior Notes 4.50% due 03/15/2049		5,000	5,750
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049		5,000	4,852
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050		20,000	19,883
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		45,000	49,900
			136,583
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	16,532
Total U.S. Corporate Bonds & Notes (cost $7,599,842)			7,651,258
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		30,000	30,506
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	120,000	76,910
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		10,000	10,279
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		35,000	40,593
			50,872
Security Description	Principal Amount(14)		Value (Note 2)
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044		$15,000	$8,979
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		50,000	53,771
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		25,000	26,489
			80,260
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049		5,000	5,584
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		25,000	23,687
Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		24,000	23,594
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		40,000	39,665
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		50,000	42,117
			81,782
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		30,000	21,706
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	8,589
			30,295
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		10,000	9,601
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	4,963
			14,564
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	4,643
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		15,000	13,153
			17,796

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		$45,000	$48,039
SupraNational Banks — 0.9%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	245,000	154,098
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	220,000	160,367
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	225,000	150,622
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	715,000	30,353
International Finance Corp. Senior Notes 1.38% due 09/13/2024	CAD	110,000	79,051
			574,491
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		25,000	29,789
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	20,260
Total Foreign Corporate Bonds & Notes (cost $1,271,644)			1,117,408
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		25,000	25,107
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	4,990
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	14,722
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		29,000	37,968
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028		85,000	111,323
State of California General Obligation Bonds 7.30% due 10/01/2039		25,000	38,414
Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	$56,727	$57,224
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,306
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,723
Total Municipal Bonds & Notes (cost $298,048)		310,777
U.S. GOVERNMENT AGENCIES — 18.5%
Federal Home Loan Mtg. Corp. — 1.8%
2.50% due 01/01/2028	3,507	3,660
2.50% due 04/01/2028	11,112	11,597
3.00% due 08/01/2027	3,447	3,611
3.00% due 05/01/2049	24,596	25,769
3.50% due 03/01/2042	5,491	5,892
3.50% due 08/01/2042	27,908	29,932
3.50% due 09/01/2043	17,333	18,601
3.50% due 10/01/2048	462,809	488,444
4.00% due 03/01/2023	51	54
4.00% due 10/01/2043	22,784	24,643
4.50% due 01/01/2039	636	695
5.00% due 05/01/2020	0	0
5.00% due 05/01/2034	11,944	13,231
5.50% due 07/01/2034	4,252	4,789
5.50% due 05/01/2037	1,355	1,528
6.00% due 08/01/2026	8,126	8,990
6.50% due 05/01/2029	754	851
7.50% due 08/01/2023	24	24
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	645	652
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.30% due 09/25/2043*(4)(6)	80,000	79,798
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(4)(6)(8)	174,886	8,412
Series K064, Class X1 0.61% due 03/25/2027(4)(6)(8)	316,183	11,369
Series K104, Class X1 1.13% due 02/25/2052(4)(6)(8)	169,978	14,888
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	68,000	76,765

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	$14,646	$15,819
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-DNA3, Class M1 1.70% (1 ML+0.75%) due 09/25/2048*(5)	26,053	25,654
Series 2018-HRP1, Class M2 2.60% (1 ML+1.65%) due 04/25/2043*(5)	15,914	14,891
Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(5)	35,000	28,384
Series 2019-DNA3, Class M2 3.00% (1 ML + 2.05%) due 07/25/2049*(5)	48,471	39,493
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(5)	74,454	62,852
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049*(5)	58,253	48,286
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(5)	29,976	30,382
Series 3964, Class MD 2.00% due 01/15/2041(5)	2,119	2,167
Series 4961, Class JB 2.50% due 12/15/2042(5)	47,765	49,522
Series 3883, Class PB 3.00% due 05/15/2041(5)	16,102	17,246
Series 1577, Class PK 6.50% due 09/15/2023(5)	848	900
Series 1226, Class Z 7.75% due 03/15/2022(5)	85	89
		1,169,880
Federal National Mtg. Assoc. — 3.2%
2.50% due 02/01/2043	58,630	61,032
2.50% due 03/01/2043	112,353	116,955
2.64% due 03/01/2027	27,079	29,245
2.78% due 03/01/2027	60,807	66,340
2.97% due 06/01/2027	104,533	115,131
3.00% due 12/01/2027	7,532	7,896
3.00% due 01/01/2028	7,716	8,089
4.50% due 01/01/2039	1,956	2,138
4.50% due 06/01/2039	22,080	23,873
4.50% due 09/01/2039	5,544	6,069
4.50% due 05/01/2041	4,148	4,540
5.00% due 05/01/2035	1,583	1,757
5.00% due 07/01/2040	32,780	36,303
5.50% due 05/01/2020	305	305
5.50% due 06/01/2020	147	147
5.50% due 12/01/2029	1,337	1,464
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2035	$82,576	$93,303
5.50% due 06/01/2036	44,438	49,957
5.50% due 08/01/2037	8,556	9,684
5.50% due 06/01/2038	6,078	6,886
6.00% due 06/01/2021	7,542	7,662
6.00% due 12/01/2033	5,392	6,201
6.00% due 05/01/2034	4,122	4,743
6.00% due 08/01/2034	883	1,017
6.00% due 11/01/2038	1,124	1,293
7.00% due 06/01/2037	8,279	9,812
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.50% (1 ML+3.55%) due 07/25/2029(5)	29,816	27,276
Series 2016-C07, Class 2M2 5.30% (1 ML+4.35%) due 05/25/2029(5)	46,116	43,969
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039*(5)	50,000	40,664
Series 415, Class A3 STRIP 3.00% due 11/25/2042(5)	41,206	44,453
Federal National Mtg. Assoc. FRS 3.95% (12 ML+1.57%) due 05/01/2037	1,452	1,459
4.07% (12 ML+1.82%) due 10/01/2040	1,433	1,462
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-HRP1, Class M2 3.10% (1 ML+2.15%) due 11/25/2039*(5)	21,905	19,351
Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(5)	32,503	26,611
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(4)(6)(8)	369,415	39,292
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(5)	32,429	32,637
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	54,813	55,488
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	28,914	29,422
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,707	3,784
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	14,045	14,341

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	$28,234	$28,843
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	28,461	29,633
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	24,825	25,856
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	77,351	80,895
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	40,160	41,589
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	37,438	39,181
3.00% due 01/25/2046(5)	11,993	12,647
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	21,334	22,491
Series 2017-72, Class B 3.00% due 09/25/2047(5)	34,907	37,160
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	35,373	37,740
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	56,120	60,098
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	61,697	64,848
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	15,557	16,788
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	39,570	42,223
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	35,258	36,768
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	40,737	43,502
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	33,408	36,058
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	34,081	36,472
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	34,791	37,927
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	41,641	44,046
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	25,460	26,869
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	34,479	36,966
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	52,329	55,501
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	18,075	19,349
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	41,278	44,340
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	36,644	40,619
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	34,028	37,062
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	36,554	40,317
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	32,872	35,716
		2,163,555
Security Description	Principal Amount(14)	Value (Note 2)
Government National Mtg. Assoc. — 6.8%
2.50% due April 30 TBA	$1,650,000	$1,724,379
3.00% due April 30 TBA	500,000	528,535
3.50% due April 30 TBA	1,200,000	1,264,790
4.00% due April 30 TBA	600,000	637,506
4.00% due 07/15/2041	18,917	20,537
4.00% due 08/15/2041	6,259	6,792
4.00% due 10/15/2041	9,910	10,685
4.00% due 07/20/2049	89,855	95,345
4.50% due 06/15/2041	88,291	97,694
6.00% due 11/15/2028	12,010	13,581
7.00% due 07/15/2033	5,264	6,153
9.00% due 11/15/2021	32	32
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(5)	48,234	48,969
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	30,361	30,773
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	40,668	42,111
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	429	492
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,637	4,287
		4,532,661
Uniform Mtg. Backed Securities — 6.7%
Uniform Mtg. Backed Securities 2.50% due 04/20/2035	575,000	596,327
2.50% due April 30 TBA	45,000	46,617
2.50% due April 30 TBA	1,300,000	1,344,386
3.00% due April 30 TBA	1,500,000	1,571,660
3.00% April 15 TBA	875,000	915,434
		4,474,424
Total U.S. Government Agencies (cost $12,055,084)		12,340,520
U.S. GOVERNMENT TREASURIES — 6.2%
United States Treasury Bonds — 5.2%
1.00% due 02/15/2048 TIPS(11)	57,530	70,820
1.00% due 02/15/2049 TIPS(11)	46,127	57,308
2.38% due 11/15/2049	300,000	373,758
2.50% due 02/15/2045	5,000	6,252
3.38% due 05/15/2044(12)(13)	1,370,000	1,959,742
3.63% due 08/15/2043	160,000	236,212
3.63% due 02/15/2044	360,000	533,222
3.75% due 11/15/2043	140,000	210,766
		3,448,080
United States Treasury Notes — 1.0%
United States Treasury Notes 0.38% due 01/15/2027 TIPS(11)	176,189	180,291
0.50% due 01/15/2028 TIPS(11)	52,285	54,454

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount(14)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.63% due 01/15/2026 TIPS(11)		$255,104	$263,492
0.88% due 01/15/2029 TIPS(11)		178,768	194,183
			692,420
Total U.S. Government Treasuries (cost $3,454,113)			4,140,500
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	132,000
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	800,000	56,334
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	48,827
Government of Romania Senior Notes 6.13% due 01/22/2044		16,000	18,387
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		10,000	10,367
Total Foreign Government Obligations (cost $283,757)			265,915
OPTIONS — PURCHASED†(15) — 0.1%
Over the Counter Purchased Put Options on Currency Contracts		7,618,626	50,032
Over the Counter Purchased Put Options on Interest Rate Swap Contracts		190,000	524
Total Options — Purchased (cost $38,030)			50,556
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	105
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		15,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			108
Total Long-Term Investment Securities (cost $74,801,640)			73,453,953
Security Description	Shares/ Principal Amount(14)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Foreign Government Obligations — 1.0%
Government of Japan Disc. Notes (0.14%) due 5/11/2020	JPY	72,300,000	$672,561
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.58%(10)		259,954	259,954
Total Short-Term Investment Securities (cost $918,702)			932,515
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(16)		140,000	140,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(16)		210,000	210,000
Deutsche Bank AG Joint Repurchase Agreement(16)		170,000	170,000
RBS Securities, Inc. Joint Repurchase Agreement(16)		160,000	160,000
Total Repurchase Agreements (cost $850,000)			850,000
TOTAL INVESTMENTS (cost $76,570,342)(17)		112.7%	75,236,468
Liabilities in excess of other assets		(12.7)	(8,450,785)
NET ASSETS		100.0%	$66,785,683

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $7,642,599 representing 11.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$856	$214.02	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Collateralized Loan Obligation

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(10)  The rate shown is the 7-day yield as of March 31, 2020.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$7,619	$33,271	$50,032	$16,761

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America	November 2020	1.70%	$190	$4,759	$524	$(4,235)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

ARS — Argentina Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

EGP — Egyptian Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	June 2020	$54,982	$57,380	$2,398
1	Short	Euro-Bund	June 2020	193,065	190,261	2,804
31	Long	U.S. Treasury 10 Year Notes	June 2020	4,222,642	4,299,313	76,671
						$81,873
6	Short	U.S. Long Bonds	June 2020	$995,648	$1,074,375	$(78,727)
38	Short	U.S. Treasury 5 Year Notes	June 2020	4,665,169	4,763,656	(98,487)
5	Short	U.S. Treasury 10 Year Ultra Notes	June 2020	767,172	780,156	(12,984)
1	Short	U.S. Ultra Bonds	June 2020	206,094	221,875	(15,781)
						$(205,979)
Net Unrealized Appreciation (Depreciation)						$(124,106)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	31,000	USD	34,391	06/17/2020	$—	$(101)
	MXN	715,000	USD	35,229	06/10/2021	6,843	—
						6,843	(101)
HSBC Bank USA	CAD	329,000	USD	247,795	05/29/2020	13,885	—
JPMorgan Chase Bank	EUR	89,000	USD	99,074	06/17/2020	834	—
	USD	85,907	EUR	78,000	06/17/2020	370	—
						1,204	—
Morgan Stanley & Co., Inc	JPY	72,300,000	USD	661,226	05/11/2020	—	(12,377)
	NZD	261,000	USD	170,743	04/30/2020	15,039	—
						15,039	(12,377)
Natwest Markets PLC	AUD	363,000	USD	239,734	05/29/2020	16,410	—
Net Unrealized Appreciation (Depreciation)						$53,381	$(12,478)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/26	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(17,630)
USD	340	12/20/47	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,054)	(154,955)
					$(7,054)	$(172,585)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$681,546	$—		$1,760	$683,306
Television	57,826	—		856	58,682
Other Industries	38,512,314	508,643	**	—	39,020,957
Preferred Securities/Capital Securities:	—	207,281		—	207,281
Asset Backed Securities	—	7,606,685		—	7,606,685
U.S. Corporate Bonds & Notes:	—	7,651,258		—	7,651,258
Foreign Corporate Bonds & Notes	—	1,117,408		—	1,117,408
Municipal Bonds & Notes	—	310,777		—	310,777
U.S. Government Agencies	—	12,340,520		—	12,340,520
U.S. Government Treasuries	—	4,140,500		—	4,140,500
Foreign Government Obligations	—	265,915		—	265,915
Options — Purchased	—	50,556		—	50,556
Escrows and Litigation Trusts	—	105		3	108
Short-Term Investment Securities:
Foreign Government Obligations	—	672,561		—	672,561
Registered Investment Companies	259,954	—		—	259,954
Repurchase Agreement	—	850,000		—	850,000
Total Investments at Value	$39,511,640	$35,722,209		$2,619	$75,236,468
Other Financial Instruments:†
Futures Contracts	$81,873	$—		$—	$81,873
Forward Foreign Currency Contracts	—	53,381		—	53,381
Total Other Financial Instruments	$81,873	$53,381		$—	$135,254
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$205,979	$—		$—	$205,979
Forward Foreign Currency Contracts	—	12,478		—	12,478
Centrally Cleared Interest Rate Swap Contracts	—	172,585		—	172,585
Total Other Financial Instruments	$205,979	$185,063		$—	$391,042

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Diversified Financial Services	18.9%
Uniform Mtg. Backed Securities	14.2
Government National Mtg. Assoc.	10.7
United States Treasury Bonds	6.5
Federal National Mtg. Assoc.	5.5
Enterprise Software/Service	5.1
Repurchase Agreements	4.2
Diversified Banking Institutions	3.8
Federal Home Loan Mtg. Corp.	3.0
E-Commerce/Products	2.5
Applications Software	2.2
Web Hosting/Design	1.9
Medical Instruments	1.8
Medical-Drugs	1.7
United States Treasury Notes	1.6
Chemicals-Specialty	1.6
Foreign Government Obligations	1.6
Internet Content-Entertainment	1.6
Internet Content-Information/News	1.5
SupraNational Banks	1.4
Electric-Integrated	1.2
Aerospace/Defense-Equipment	1.2
Commercial Services-Finance	1.1
Banks-Super Regional	1.1
Registered Investment Companies	1.1
Finance-Other Services	1.0
Retail-Restaurants	1.0
Communications Software	1.0
Internet Application Software	1.0
Web Portals/ISP	1.0
Cable/Satellite TV	1.0
Telephone-Integrated	1.0
Athletic Footwear	0.9
Entertainment Software	0.9
Municipal Bonds & Notes	0.8
Computer Software	0.7
Containers-Metal/Glass	0.7
Coatings/Paint	0.6
Brewery	0.6
Pipelines	0.5
Building-Maintenance & Services	0.5
Multimedia	0.5
Real Estate Investment Trusts	0.5
Electronic Components-Semiconductors	0.5
Diagnostic Equipment	0.5
Electronic Measurement Instruments	0.5
Consulting Services	0.5
Distribution/Wholesale	0.5
Computer Aided Design	0.4
Cosmetics & Toiletries	0.4
Tobacco	0.4
Insurance Brokers	0.3
Sovereign	0.3
Transport-Rail	0.3
Cellular Telecom	0.3
Medical-HMO	0.3
Machinery-General Industrial	0.3
Banks-Fiduciary	0.3
Computers	0.3
Pharmacy Services	0.3
Television	0.2%
Building-Residential/Commercial	0.2
Medical-Biomedical/Gene	0.2
Oil Companies-Integrated	0.2
Retail-Building Products	0.2
Electric-Distribution	0.2
Beverages-Non-alcoholic	0.2
Semiconductor Components-Integrated Circuits	0.2
Hazardous Waste Disposal	0.2
Banks-Special Purpose	0.2
Decision Support Software	0.2
Drug Delivery Systems	0.2
Banks-Commercial	0.2
Chemicals-Diversified	0.2
Retail-Auto Parts	0.1
Gas-Distribution	0.1
Internet Security	0.1
Broadcast Services/Program	0.1
Insurance-Mutual	0.1
Funeral Services & Related Items	0.1
Hotels/Motels	0.1
Food-Misc./Diversified	0.1
Data Processing/Management	0.1
Non-Hazardous Waste Disposal	0.1
Finance-Credit Card	0.1
Oil Refining & Marketing	0.1
Engineering/R&D Services	0.1
Oil Companies-Exploration & Production	0.1
Finance-Consumer Loans	0.1
Diversified Manufacturing Operations	0.1
Medical Products	0.1
Building & Construction Products-Misc.	0.1
Electronic Components-Misc.	0.1
Building Products-Air & Heating	0.1
Options Purchased	0.1
Insurance-Life/Health	0.1
Medical-Generic Drugs	0.1
Music	0.1
Machinery-Farming	0.1
Medical-Hospitals	0.1
123.0%
Credit Quality†#
Aaa	57.2%
Aa	0.7
A	9.0
Baa	11.2
Ba	3.2
B	0.2
Caa	0.5
Ca	0.2
Not Rated##	17.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no ratings, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 32.5%
Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	6,409	$409,535
Applications Software — 2.1%
ServiceNow, Inc.†	3,371	966,061
Athletic Footwear — 0.9%
NIKE, Inc., Class B	5,224	432,234
Building-Maintenance & Services — 0.5%
Rollins, Inc.	6,915	249,908
Chemicals-Specialty — 1.6%
Ecolab, Inc.	4,888	761,697
Coatings/Paint — 0.5%
Sherwin-Williams Co.	516	237,112
Commercial Services-Finance — 0.9%
Adyen NV†*	329	278,442
S&P Global, Inc.	659	161,488
		439,930
Communications Software — 1.0%
Slack Technologies, Inc., Class A†	17,685	474,665
Computer Aided Design — 0.4%
Autodesk, Inc.†	1,337	208,706
Computer Software — 0.7%
Twilio, Inc., Class A†	3,914	350,264
Consulting Services — 0.5%
Verisk Analytics, Inc.	1,556	216,875
Containers-Metal/Glass — 0.5%
Ball Corp.	3,597	232,582
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	1,306	208,098
Diagnostic Equipment — 0.5%
Danaher Corp.	1,605	222,148
Distribution/Wholesale — 0.5%
Copart, Inc.†	3,145	215,495
E-Commerce/Products — 2.5%
Amazon.com, Inc.†	598	1,165,933
Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	718	223,880
Enterprise Software/Service — 4.8%
Atlassian Corp. PLC, Class A†	2,080	285,501
Coupa Software, Inc.†	3,113	434,979
Veeva Systems, Inc., Class A†	5,220	816,251
Workday, Inc., Class A†	5,466	711,783
		2,248,514
Entertainment Software — 0.9%
Activision Blizzard, Inc.	4,340	258,143
Take-Two Interactive Software, Inc.†	1,414	167,715
		425,858
Finance-Other Services — 0.7%
CME Group, Inc.	922	159,423
Intercontinental Exchange, Inc.	1,944	156,978
		316,401
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Internet Application Software — 1.0%
Okta, Inc.†	3,854	$471,190
Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	1,438	239,858
Twitter, Inc.†	20,723	508,957
		748,815
Internet Content-Information/News — 1.5%
Spotify Technology SA†	5,629	683,586
Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	1,743	863,151
Medical-Drugs — 1.0%
Zoetis, Inc.	3,818	449,340
Multimedia — 0.5%
Walt Disney Co.	2,504	241,886
Retail-Restaurants — 0.9%
Starbucks Corp.	6,456	424,418
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	2,140
Web Hosting/Design — 1.9%
Shopify, Inc., Class A†	2,165	902,654
Web Portals/ISP — 1.0%
Alphabet, Inc., Class C†	402	467,450
Total Common Stocks (cost $15,853,317)		15,260,526
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
Credit Suisse Group AG 6.25% due 12/18/2024*(3) (cost $187,351)	$200,000	184,250
ASSET BACKED SECURITIES — 18.9%
Diversified Financial Services — 18.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	120,000	120,405
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.12% (1 ML+0.17%) due 01/25/2037(5)	14,046	13,535
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	37,680
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	97,047	93,320
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(5)(6)	33,476	33,712
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.52% (1 ML+1.58%) due 10/25/2034	14,225	13,537

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Atrium XII FRS Series 12A, Class AR 2.63% (3 ML+0.83%) due 04/22/2027*(7)	$250,000	$244,287
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	9,430	9,287
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(4)(6)(8)	990,769	44,371
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(4)(6)(8)	997,935	60,754
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	83,576	83,249
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	57,551	56,479
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	51,923	51,495
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	53,635	52,445
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	54,191	54,095
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	65,872	65,817
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.55% (1 ML+0.85%) due 08/15/2036*(4)	152,000	124,543
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.94% due 02/25/2036(5)(6)	71,975	59,212
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 2.25% (1 ML+ 1.30%) due 03/25/2029*(5)	17,547	17,458
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 2.35% (1 ML + 1.40%) due 10/15/2029*(5)	135,337	134,496
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(4)(6)(8)	209,568	6,525
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(4)(6)(8)	368,618	11,503
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(4)(6)(8)	$997,717	$44,462
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	6,458	6,391
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 2.57% (3 ML+0.78%) due 04/27/2027*(7)	201,067	195,387
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	2,562	2,554
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	76,961	76,732
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	33,860	30,132
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(5)(6)	56,881	55,658
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	125,105	129,927
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.60% (1 ML+0.90%) due 10/15/2036*(4)	100,000	89,962
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	140,000	144,212
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	143,491	150,280
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	150,000	156,306
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	65,000	68,267
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	195,000	201,293
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	32,121	24,711
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(4)(6)(8)	1,140,663	34,550
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	95,000	97,183

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	$41,472	$39,766
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	125,000	129,439
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(5)(6)	20,577	19,979
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	99,559	95,087
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	59,985	58,357
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,875	44,479
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,100	57,062
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	32,507
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	80,645
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	20,266
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.86% due 05/25/2035(5)(6)	56,400	49,990
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.85% (1 ML+1.90%) due 11/26/2029*(5)	150,000	142,429
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	122,646
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	32,425
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.68% due 02/13/2053(4)(6)(8)	999,800	49,108
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	97,000	97,997
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	$100,000	$99,146
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	148,478
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.80% due 03/25/2047(5)(6)	17,332	13,097
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.81% due 04/25/2036(5)(6)	4,907	3,735
Home Re, Ltd. FRS Series 2018-1, Class M1 2.55% (1 ML + 1.60%) due 10/25/2028*(5)	29,116	29,006
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.49% (1 ML+0.54%) due 05/25/2035(5)	43,989	39,761
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	25,000	24,847
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	68,000	72,142
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	95,120	83,801
Legacy Mtg. Asset Trust(9) Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)	97,836	98,746
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	122,812	118,343
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.08% (1 ML+1.50%) due 04/01/2024*(5)	83,397	77,117
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.08% (1 ML + 1.50%) due 05/01/2024*(5)	87,479	84,593
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(5)(6)	10,478	9,124
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.16% due 12/25/2034(5)(6)	15,127	14,107
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	65,355	66,559

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(4)(6)(8)	$240,880	$8,490
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.43% due 06/15/2050(4)(6)(8)	122,284	8,157
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	105,000	105,378
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	30,280	18,948
MortgageIT Trust FRS Series 2005-4, Class A1 1.23% (1 ML+0.28%) due 10/25/2035(5)	76,466	70,754
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	96,892
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.70% (1 ML + 0.75%) due 01/25/2048*(5)	86,013	79,902
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.45% (1 ML+1.50%) due 06/25/2057*(5)	68,981	65,364
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(5)(6)	89,615	88,263
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	85,922	87,431
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	65,495	67,438
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	57,735	59,386
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	104,150	107,823
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	106,723	110,834
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	$84,164	$87,167
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	65,363	67,776
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	90,456	93,629
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(5)(6)	66,400	68,652
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	20,196	19,934
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	58,219	58,051
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	58,052	57,789
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 2.35% (1 ML + 1.40%) due 07/25/2029*(5)	75,841	75,486
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 2.63% (3 ML+0.80%) due 07/15/2027*(7)	157,506	154,223
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.69% (3 ML+0.85%) due 04/17/2027*(7)	119,212	117,142
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	99,140
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	85,086	83,606
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.05% (1 ML+0.10%) due 02/25/2037	33,741	17,795
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.82% (3 ML+1.05%) due 04/30/2027*(7)	250,000	242,369
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 2.15% (1 ML+1.2%) due 06/25/2029*(5)	42,941	42,783

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.08% (1 ML+0.13%) due 05/25/2037	$85,444	$63,655
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	95,000	92,849
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	19,412	18,494
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	4,868	4,778
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.20% (1 ML+0.25%) due 11/25/2036	200,000	159,262
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	138,924
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	10,128	10,042
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	48,766	47,773
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	81,171
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	99,406	87,899
VOLT LLC Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	94,750	81,658
VOLT LLC Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	71,786	63,548
VOLT LLC Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	84,481	75,170
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	39,741	36,191
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	82,555	75,570
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	96,588	69,277
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(4)(6)(8)	$797,393	$29,587
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	105,000	109,082
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.16% due 05/15/2048(4)(6)	10,000	7,961
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(5)(6)	19,352	15,228
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,875	44,245
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	55,482
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,671
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.79% due 02/15/2044*(4)(6)(8)	391,384	1,458
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,280	152,162
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	55,111	58,454
Total Asset Backed Securities (cost $9,154,975)		8,876,189
U.S. CORPORATE BONDS & NOTES — 18.9%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	8,648
Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	45,000	41,997
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	40,000	41,766
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	3,000	3,155
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,748

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	$20,000	$22,766
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,909
		148,341
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	15,917
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	24,009
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	25,205
		49,214
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	2,975
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	34,655
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	65,000	65,391
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	39,142
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	15,354
State Street Corp. Senior Notes 3.15% due 03/30/2031*	5,000	5,115
		125,002
Banks-Super Regional — 1.1%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	28,512
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	31,245
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	61,502
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	50,000	48,359
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	$50,000	$49,260
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,523
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	20,443
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	131,375
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	61,016
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,273
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	6,384
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	11,972
		522,864
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes 2.63% due 03/19/2027	10,000	10,497
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	70,000	83,107
		93,604
Brewery — 0.6%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	45,231
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,579
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	25,000	25,641
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	115,000	132,335
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	28,678
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	40,000	37,790
		280,254

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	$21,000	$20,871
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	4,856
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	10,117
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	28,131
		63,975
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	29,484
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	14,308
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	15,000	13,822
		28,130
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	83,595
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	28,500
		112,095
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	15,000	15,609
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	10,476
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	11,339
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$25,000	$30,158
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,223
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	36,130
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,403
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	17,849
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	40,736
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,683
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,360
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,478
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	20,302
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	85,000	86,760
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	7,000	7,597
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	21,294
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,253
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,373
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	20,000	22,437
		457,460
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	18,294

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	$90,000	$94,500
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	10,324
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	63,177
		73,501
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	5,000	5,616
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	10,000	9,313
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	14,709
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,249
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	10,701
		44,972
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	9,543
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	76,858
		86,401
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	105,000	107,621
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,983
		124,604
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	80,000	80,600
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,044
Security Description	Principal Amount(13)	Value (Note 2)
Data Processing/Management (continued)
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	$30,000	$30,986
		42,030
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	85,000	86,275
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,258
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	34,994
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	35,327
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	109,995
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	71,573
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	108,745
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,604
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	107,926
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	39,848
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,858
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,243
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	80,000	81,976
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	20,886
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	32,960
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	10,440

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	$7,000	$8,007
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	25,000	23,576
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	84,687
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	30,984
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	47,108
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	51,627
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	93,440
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,033
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	51,476
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,260
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,868
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,086
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,056
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	43,997
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	30,764
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	86,307
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	42,796
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,081
		1,506,528
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	$25,000	$24,786
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	79,970
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,439
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,611
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	19,277
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	30,061
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,379
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,786
		101,127
Electric-Integrated — 1.2%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,502
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	19,845
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	4,899
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	12,495
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	40,000	39,598
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	35,881
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,052
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	14,715

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 2.85% due 06/15/2020	$50,000	$49,994
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,631
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	30,000	29,259
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	32,573
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,091
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	15,247
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	9,646
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,756
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,615
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,304
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	34,890
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	39,110
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	30,000	27,086
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	24,091
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	20,000	19,406
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,416
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,059
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 3.25% due 07/01/2026	$30,000	$29,868
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,568
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	15,000	13,199
		567,127
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,850
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,194
		17,044
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	83,000	79,296
Intel Corp. Senior Notes 2.45% due 11/15/2029	45,000	46,089
Intel Corp. Senior Notes 3.10% due 02/15/2060	25,000	26,335
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,123
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	25,000	26,090
		201,933
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	37,073
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	70,000	70,662
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	70,453
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,453
		157,568
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	31,042

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$40,000	$40,076
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	160,919
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	15,525
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,274
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	25,000	24,289
		45,088
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	15,748
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	57,000	58,140
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	27,750
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	38,679
		66,429
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	88,101
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	56,100
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	29,862
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,906
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,687
Security Description	Principal Amount(13)	Value (Note 2)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	$10,000	$11,011
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,233
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,242
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,639
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	21,973
		155,553
Insurance-Life/Health — 0.1%
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	14,390
Unum Group Senior Notes 4.50% due 12/15/2049	15,000	11,621
		26,011
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,180
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	49,678
		59,858
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	20,000	21,624
Internet Security — 0.1%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	65,000	65,624
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	10,000	9,791
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	15,000	14,419
		24,210
Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	140,000	136,066

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	$5,000	$5,361
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	25,000	24,539
		29,900
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,068
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	20,000	19,799
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	24,588
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,355
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	20,845
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,025
		107,680
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	75,000	75,308
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	45,000	47,805
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	27,592
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,031
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,515
		226,251
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	25,000
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	10,000	9,742
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,651
Security Description	Principal Amount(13)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	$30,000	$32,942
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,574
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,938
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	21,569
		136,416
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	25,000	23,491
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	24,375
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,013
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,253
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,742
		42,008
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.75% due 04/15/2043	10,000	4,425
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	2,411
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	17,116
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	10,578
		34,530
Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	35,000	41,008
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	25,000	30,600
		71,608

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	$40,000	$37,899
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	20,000	15,453
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	10,000	9,471
CVS Health Corp Senior Notes 3.75% due 04/01/2030	15,000	15,445
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,000	4,202
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	15,148
CVS Health Corp Senior Notes 4.25% due 04/01/2050	5,000	5,190
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	34,276
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	40,271
		124,003
Pipelines — 0.5%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	8,919
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	20,000	16,543
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	5,000	3,892
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	7,732
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	24,878
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	50,000	44,641
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	4,285
MPLX LP Senior Notes 4.25% due 12/01/2027*	20,000	16,155
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
MPLX LP Senior Notes 4.70% due 04/15/2048	$25,000	$19,350
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,125
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	4,184
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	25,000	17,275
Rockies Express Pipeline LLC Senior Notes 4.80% due 05/15/2030*	25,000	14,959
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	19,648
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	5,000	2,400
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	7,041
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	1,941
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	4,898
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	3,000	2,812
Williams Partners LP Senior Notes 6.30% due 04/15/2040	8,000	7,968
		233,646
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	19,635
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	20,000	19,836
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	17,104
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	38,623
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	84,526
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	60,676
		240,400

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	$30,000	$30,411
AutoZone, Inc. Senior Notes 4.00% due 04/15/2030	40,000	40,882
		71,293
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 2.50% due 04/15/2027	15,000	15,117
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	64,943
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,627
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	21,576
		106,263
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	25,827
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	20,000	20,179
Starbucks Corp. Senior Notes 3.35% due 03/12/2050	5,000	4,713
		50,719
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	12,636
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,131
		38,767
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	35,000	35,155
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	50,000	52,176
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	32,000	34,364
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	50,000	53,945
Security Description	Principal Amount(13)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	$15,000	$15,841
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	15,986
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	20,000	21,543
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	22,118
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	11,826
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	25,000	28,078
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	36,004
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	58,357
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	20,421
		405,814
Television — 0.2%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	25,000	25,494
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	90,000	88,581
		114,075
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,022
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	15,785
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	33,239
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	5,000	5,474
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	11,563
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	38,670

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029		$20,000	$18,501
BAT Capital Corp. Company Guar. Notes 4.70% due 04/02/2027		10,000	10,162
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030		30,000	30,732
			182,148
Transport-Rail — 0.3%
CSX Corp. Senior Notes 2.40% due 02/15/2030		20,000	19,678
CSX Corp. Senior Notes 3.25% due 06/01/2027		20,000	20,821
CSX Corp. Senior Notes 3.35% due 09/15/2049		10,000	9,455
CSX Corp. Senior Notes 4.30% due 03/01/2048		5,000	5,480
CSX Corp. Senior Notes 4.50% due 03/15/2049		5,000	5,750
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049		5,000	4,852
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050		20,000	19,883
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		55,000	60,989
			146,908
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	16,532
Total U.S. Corporate Bonds & Notes (cost $8,829,665)			8,888,593
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		40,000	40,674
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	135,000	86,524
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		15,000	15,418
Security Description	Principal Amount(13)		Value (Note 2)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		$30,000	$34,794
			50,212
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044		15,000	8,979
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		60,000	64,525
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		10,000	10,596
			75,121
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049		5,000	5,584
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		30,000	28,425
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		36,000	35,392
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	49,581
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	46,329
			95,910
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		35,000	25,323
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	10,029
			35,352
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	14,401
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	4,963
			19,364

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		$5,000	$4,642
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		20,000	17,538
			22,180
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		50,000	53,377
SupraNational Banks — 1.4%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	285,000	179,257
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	250,000	182,236
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	255,000	170,704
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	800,000	33,962
International Finance Corp. Senior Notes 1.38% due 09/13/2024	CAD	130,000	93,424
			659,583
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	35,746
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	20,260
Total Foreign Corporate Bonds & Notes (cost $1,447,645)			1,272,683
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	4,990
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	14,723
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	30,128
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		34,000	44,514
Security Description	Principal Amount(13)	Value (Note 2)
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	$100,000	$130,968
State of California General Obligation Bonds 7.30% due 10/01/2039	30,000	46,096
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	8,067
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091	61,626
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,723
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,306
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,411
Total Municipal Bonds & Notes (cost $368,636)		383,552
U.S. GOVERNMENT AGENCIES — 33.4%
Federal Home Loan Mtg. Corp. — 3.0%
2.50% due 01/01/2028	8,183	8,540
2.50% due 04/01/2028	19,049	19,880
3.00% due 08/01/2027	28,820	30,244
3.50% due 03/01/2042	8,580	9,206
3.50% due 08/01/2042	48,839	52,382
3.50% due 09/01/2043	31,199	33,482
3.50% due 10/01/2048	528,924	558,221
4.00% due 03/01/2023	103	108
4.00% due 09/01/2040	3,314	3,578
4.00% due 10/01/2043	45,569	49,285
4.50% due 01/01/2039	1,240	1,355
5.00% due 12/01/2020	548	575
5.00% due 05/01/2021	4,028	4,228
5.00% due 07/01/2021	1,323	1,389
5.00% due 05/01/2034	21,895	24,263
5.50% due 05/01/2037	4,247	4,792
5.50% due 06/01/2037	2,374	2,687
6.50% due 05/01/2029	1,131	1,277
6.50% due 07/01/2035	1,383	1,615
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	1,173	1,185
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.30% due 09/25/2043*(4)(6)	90,000	89,773

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	$79,000	$89,182
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(4)(6)(8)	199,870	9,613
Series K064, Class X1 0.61% due 03/25/2027(4)(6)(8)	370,526	13,323
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(8)	189,976	16,640
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	19,529	21,091
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.60% (1 ML+1.65%) due 04/25/2043*(5)	15,914	14,891
Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(5)	55,000	44,603
Series 2019-DNA3, Class M2 3.00% (1 ML + 2.05%) due 07/25/2049*(5)	53,318	43,443
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(5)	89,345	75,422
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049*(5)	62,414	51,735
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(5)	34,518	34,985
Series 3964, Class MD 2.00% due 01/15/2041(5)	4,097	4,190
Series 4961, Class JB 2.50% due 12/15/2042(5)	53,732	55,710
Series 3883, Class PB 3.00% due 05/15/2041(5)	18,372	19,678
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,272	1,350
Series 1226, Class Z 7.75% due 03/15/2022(5)	121	127
		1,394,048
Federal National Mtg. Assoc. — 5.5%
2.50% due 04/01/2028	31,870	33,086
2.50% due 02/01/2043	58,630	61,032
2.50% due 03/01/2043	111,229	115,786
2.66% due 03/01/2027	410,000	443,672
3.00% due 10/01/2027	11,791	12,358
3.00% due 12/01/2027	9,039	9,475
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 01/01/2028	$20,576	$21,571
4.00% due 11/01/2025	3,062	3,221
4.50% due 01/01/2039	3,912	4,277
4.50% due 09/01/2039	10,394	11,379
4.50% due 09/01/2040	18,387	20,129
4.50% due 05/01/2041	7,720	8,450
5.00% due 05/01/2035	214	237
5.00% due 07/01/2040	14,873	16,475
5.50% due 10/01/2021	1,599	1,631
5.50% due 06/01/2022	1,079	1,114
5.50% due 12/01/2029	2,763	3,026
5.50% due 05/01/2034	9,445	10,363
5.50% due 08/01/2037	17,112	19,368
5.50% due 06/01/2038	3,799	4,303
6.00% due 06/01/2026	7,526	8,322
6.00% due 04/01/2027	39,912	44,131
6.00% due 12/01/2033	14,704	16,911
6.00% due 05/01/2034	8,698	10,008
6.50% due 06/01/2035	13,760	15,248
6.50% due 10/01/2037	1,593	1,815
7.00% due 06/01/2037	8,606	10,199
Federal National Mtg. Assoc. FRS 3.95% (12 ML+1.57%) due 05/01/2037	2,575	2,588
4.07% (12 ML+1.82%) due 10/01/2040	2,735	2,791
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(5)	32,503	26,611
Series 2019-HRP1, Class M2 3.81% (1 ML+2.15%) due 11/25/2039*(5)	26,286	23,221
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(5)	37,834	38,076
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	62,891	63,666
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	33,540	34,130
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	5,374	5,487
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	15,322	15,645
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	31,763	32,448
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	32,677	34,023
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	29,338	30,556
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	86,452	90,413
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	46,585	48,243
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	42,251	44,218

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	$11,993	$12,647
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	24,615	25,950
Series 2017-72, Class B 3.00% due 09/25/2047(5)	41,253	43,917
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	41,268	44,031
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	62,721	67,166
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	72,585	76,292
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	18,150	19,586
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	45,223	48,255
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	39,829	41,535
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	46,018	49,141
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	38,448	41,498
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	41,654	44,576
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	38,657	42,142
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	47,193	49,919
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	29,098	30,708
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	38,311	41,074
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	55,818	59,201
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	22,005	23,556
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	44,029	47,296
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	40,904	45,342
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	41,320	45,004
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	40,209	44,348
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	35,860	38,963
Federal National Mtg. Assoc. Series 415, Class A3 STRIP 3.00% due 11/25/2042(5)	46,825	50,515
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.50% (1 ML+3.55%) due 07/25/2029(5)	34,785	31,822
Series 2016-C07, Class 2M2 5.30% (1 ML+4.35%) due 05/25/2029(5)	53,912	51,402
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039*(5)	$55,000	$44,730
		2,560,319
Government National Mtg. Assoc. — 10.7%
2.50% due April 30 TBA	1,850,000	1,933,394
3.00% due April 30 TBA	275,000	290,694
3.50% due April 30 TBA	1,510,000	1,591,527
4.00% due 09/15/2040	11,065	11,968
4.00% due 11/15/2040	47,063	50,968
4.00% due 07/20/2049	808,690	858,103
4.50% due 02/15/2039	5,515	6,104
4.50% due 08/15/2041	85,210	94,260
5.50% due 05/15/2036	4,834	5,252
6.00% due 09/15/2032	7,048	8,210
6.00% due 12/15/2033	24,971	28,370
7.00% due 07/15/2033	5,458	6,380
7.00% due 11/15/2033	6,621	7,865
8.00% due 11/15/2031	1,859	1,866
9.00% due 11/15/2021	34	34
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(5)	55,230	56,071
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	34,156	34,620
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	44,874	46,467
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	49	53
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	4,287	4,911
		5,037,117
Uniform Mtg. Backed Securities — 14.2%
2.50% due April 15 TBA	650,000	674,108
2.50% due April 30 TBA	165,000	170,930
2.50% due May 30 TBA	1,400,000	1,447,801
3.00% due April 15 TBA	875,000	915,434
3.00% due May 30 TBA	1,600,000	1,676,438
4.00% due April 30 TBA	1,365,000	1,455,659
5.00% due April 30 TBA	300,000	323,613
		6,663,983
Total U.S. Government Agencies (cost $15,320,635)		15,655,467
U.S. GOVERNMENT TREASURIES — 8.1%
United States Treasury Bonds — 6.5%
1.00% due 02/15/2048 TIPS(10)	67,990	83,696
1.00% due 02/15/2049 TIPS(10)	46,127	57,308
2.50% due 02/15/2045(11)(12)	213,000	266,325
3.00% due 11/15/2045	170,000	233,099
3.38% due 05/15/2044	1,675,000	2,396,035
		3,036,463

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount(13)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 1.6%
0.38% due 01/15/2027 TIPS(10)		$197,545	$202,145
0.38% due 07/15/2027 TIPS(10)		24	24
0.50% due 01/15/2028 TIPS(10)		57,514	59,899
0.63% due 01/15/2026 TIPS(10)		293,099	302,735
0.88% due 01/15/2029 TIPS(10)		199,198	216,376
			781,179
Total U.S. Government Treasuries (cost $3,164,784)			3,817,642
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	920,000	64,784
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	48,827
Government of Romania Senior Notes 6.13% due 01/22/2044		20,000	22,984
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,586
Total Foreign Government Obligations (cost $153,710)			153,181
OPTIONS — PURCHASED†(14) — 0.1%
Over the Counter Purchased Put Options on Currency Contracts		4,108,843	26,983
Over the Counter Put Options on Interest Swap Contracts		210,000	580
Total Options Purchased (cost $23,203)			27,563
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		19,000	199
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		26,000	3
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	2
Total Escrows And Litigation Trusts (cost $0)			206
Total Long-Term Investment Securities (cost $54,503,921)			54,519,852
Security Description	Principal Amount(13)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Foreign Government Obligations — 1.6%
Government of Japan Disc. Notes (0.14%) due 05/11/2020	JPY	81,500,000	$758,143
Registered Investment Companies — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.58%(15)		508,957	508,957
Total Short-Term Investment Securities (cost $1,251,529)			1,267,100
REPURCHASE AGREEMENTS — 4.2%
Bank of America Securities LLC Joint Repurchase Agreement(16)		$325,000	325,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		400,000	400,000
BNP Paribas SA Joint Repurchase Agreement(16)		460,000	460,000
Deutsche Bank AG Joint Repurchase Agreement(16)		400,000	400,000
RBS Securities, Inc. Joint Repurchase Agreement(16)		380,000	380,000
Total Repurchase Agreements (cost $1,965,000)			1,965,000
TOTAL INVESTMENTS (cost $57,720,450)(17)		123.0%	57,751,952
Liabilities in excess of other assets		(23.0)	(10,792,821)
NET ASSETS		100.0%	$46,959,131

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $8,752,291 representing 18.6% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$2,140	$214.02	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)  Collateralized Loan Obligation

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$4,109	$17,942	$26,983	$9,041

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$210	$5,261	$580	$(4,681)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(15)  The rate shown is the 7-day yield as of March 31, 2020.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 For cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-Bund	June 2020	$193,065	$190,261	$2,804
28	Long	U.S. Treasury 10 Year Notes	June 2020	3,823,844	3,883,250	59,406
7	Long	U.S. Treasury 2 Year Notes	June 2020	1,539,281	1,542,679	3,398
2	Long	U.S. Treasury Long Bonds	June 2020	423,375	443,750	20,375
						$85,983
						Unrealized Depreciation
35	Short	U.S. Treasury 5 Year Notes	June 2020	$4,293,097	$4,387,578	$(94,481)
5	Short	U.S. Treasury Long Bonds	June 2020	829,742	895,312	(65,570)
						$(160,051)
Net Unrealized Appreciation (Depreciation)						$(74,068)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	800,000	USD	39,417	06/10/2021	$7,656	$—
	USD	44,375	EUR	40,000	06/17/2020	—	(131)
						7,656	(131)
HSBC Bank USA	CAD	379,000	USD	285,453	05/29/2020	15,995	—
JPMorgan Chase Bank	EUR	148,000	USD	164,607	06/17/2020	904	—
	USD	54,790	EUR	50,000	06/17/2020	515	—
						1,419	—
Morgan Stanley & Co., Inc.	JPY	81,500,000	USD	745,365	05/11/2020	—	(13,951)
	NZD	304,000	USD	198,873	04/30/2020	17,517	—
	USD	15,241	EUR	14,000	06/17/2020	245	—
						17,762	(13,951)
NatWest Markets PLC	AUD	410,000	USD	270,774	05/29/2020	18,535	—
Net Unrealized Appreciation (Depreciation)						$61,367	$(14,082)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds — H.15-
USD	220	11/14/2026	OIS-COMPOUND/Annually	1.63%/Annually	$—	$(19,393)
USD	395	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,195)	(180,021)
USD	65	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(6,229)
					$(8,195)	$(205,643)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$2,140	$2,140
Other Industries	14,979,944	278,442	**	—	15,258,386
Preferred Securities/Capital Securities	—	184,250		—	184,250
Asset Backed Securities	—	8,876,189		—	8,876,189
U.S. Corporate Bonds & Notes	—	8,888,593		—	8,888,593
Foreign Corporate Bonds & Notes	—	1,272,683		—	1,272,683
Municipal Bond & Notes	—	383,552		—	383,552
U.S. Government Agencies	—	15,655,467		—	15,655,467
U.S. Government Treasuries	—	3,817,642		—	3,817,642
Foreign Government Obligations	—	153,181		—	153,181
Options — Purchased	—	27,563		—	27,563
Escrows and Litigation Trust	—	199		7	206
Short-Term Investment Securities:
Foreign Government Obligations	—	758,143		—	758,143
Registered Investment Companies	508,957	—		—	508,957
Repurchase Agreements	—	1,965,000		—	1,965,000
Total Investments at Value	$15,488,901	$42,260,904		$2,147	$57,751,952
Other Financial Instruments:†
Futures Contracts	$85,893	$—		$—	$85,893
Forward Foreign Currency Contracts	—	61,367		—	61,367
Total Other Financial Instruments	$85,893	$61,367		$—	$147,260
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$160,051	$—		$—	$160,051
Forward Foreign Currency Contracts	—	14,082		—	14,082
Centrally Cleared Interest Rate Swap Contracts	—	205,643		—	205,643
Total Other Financial Instruments	$160,051	$219,725		$—	$379,776

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	23.1%
Diversified Financial Services	22.7
Government National Mtg. Assoc.	13.1
United States Treasury Bonds	10.2
Federal National Mtg. Assoc.	6.2
Repurchase Agreements	4.8
Diversified Banking Institutions	4.8
Enterprise Software/Service	2.9
United States Treasury Notes	2.1
Federal Home Loan Mtg. Corp.	2.0
Foreign Government Obligations	2.0
SupraNational Banks	1.7
Electric-Integrated	1.5
Banks-Super Regional	1.4
Medical-Drugs	1.3
E-Commerce/Products	1.3
Telephone-Integrated	1.3
Cable/Satellite TV	1.2
Applications Software	1.2
Web Hosting/Design	1.0
Municipal Bonds & Notes	1.0
Medical Instruments	1.0
Internet Content-Entertainment	0.9
Aerospace/Defense-Equipment	0.9
Chemicals-Specialty	0.8
Banks-Commercial	0.8
Sovereign	0.8
Internet Content-Information/News	0.8
Finance-Other Services	0.7
Brewery	0.7
Commercial Services-Finance	0.7
Real Estate Investment Trusts	0.7
Pipelines	0.7
Electronic Components-Semiconductors	0.6
Retail-Restaurants	0.6
Internet Application Software	0.5
Communications Software	0.5
Web Portals/ISP	0.5
Athletic Footwear	0.5
Containers-Metal/Glass	0.5
Entertainment Software	0.5
Tobacco	0.5
Insurance Brokers	0.4
Transport-Rail	0.4
Registered Investment Companies	0.4
Computer Software	0.4
Coatings/Paint	0.4
Machinery-General Industrial	0.4
Cellular Telecom	0.3
Banks-Fiduciary	0.3
Computers	0.3
Television	0.3
Pharmacy Services	0.3
Building-Residential/Commercial	0.3
Oil Companies-Integrated	0.3
Medical-HMO	0.3
Building-Maintenance & Services	0.3
Medical-Biomedical/Gene	0.3
Multimedia	0.3
Retail-Building Products	0.3
Electric-Distribution	0.3
Diagnostic Equipment	0.2%
Electronic Measurement Instruments	0.2
Semiconductor Components-Integrated Circuits	0.2
Distribution/Wholesale	0.2
Consulting Services	0.2
Cosmetics & Toiletries	0.2
Beverages-Non-alcoholic	0.2
Computer Aided Design	0.2
Banks-Special Purpose	0.2
Hazardous Waste Disposal	0.2
Decision Support Software	0.2
Drug Delivery Systems	0.2
Retail-Auto Parts	0.2
Internet Security	0.2
Chemicals-Diversified	0.2
Gas-Distribution	0.2
Funeral Services & Related Items	0.2
Hotels/Motels	0.2
Insurance-Mutual	0.1
Broadcast Services/Program	0.1
Food-Misc./Diversified	0.1
Data Processing/Management	0.1
Non-Hazardous Waste Disposal	0.1
Finance-Credit Card	0.1
Oil Refining & Marketing	0.1
Engineering/R&D Services	0.1
Oil Companies-Exploration & Production	0.1
Diversified Manufacturing Operations	0.1
Medical Products	0.1
Electronic Components-Misc.	0.1
Building Products-Air & Heating	0.1
Building & Construction Products-Misc.	0.1
Music	0.1
Insurance-Life/Health	0.1
Medical-Generic Drugs	0.1
Finance-Consumer Loans	0.1
Machinery-Farming	0.1
Retail-Convenience Store	0.1
Insurance-Property/Casualty	0.1
Wireless Equipment	0.1
Medical-Hospitals	0.1
Casino Hotels	0.1
133.3%
Credit Quality†#
Aaa	59.1%
Aa	0.7
A	9.0
Baa	10.5
Ba	3.3
B	0.2
Caa	0.5
Ca	0.2
Not Rated##	16.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no ratings, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 17.0%
Aerospace/Defense-Equipment — 0.5%
HEICO Corp., Class A	2,727	$174,255
Applications Software — 1.1%
ServiceNow, Inc.†	1,415	405,511
Athletic Footwear — 0.5%
NIKE, Inc., Class B	2,203	182,276
Building-Maintenance & Services — 0.3%
Rollins, Inc.	2,871	103,758
Chemicals-Specialty — 0.8%
Ecolab, Inc.	2,045	318,672
Coatings/Paint — 0.3%
Sherwin-Williams Co.	217	99,716
Commercial Services-Finance — 0.5%
Adyen NV†*	136	115,100
S&P Global, Inc.	274	67,144
		182,244
Communications Software — 0.5%
Slack Technologies, Inc., Class A†	7,280	195,395
Computer Aided Design — 0.2%
Autodesk, Inc.†	560	87,416
Computer Software — 0.4%
Twilio, Inc., Class A†	1,641	146,853
Consulting Services — 0.2%
Verisk Analytics, Inc.	648	90,318
Containers-Metal/Glass — 0.3%
Ball Corp.	1,507	97,443
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	553	88,115
Diagnostic Equipment — 0.2%
Danaher Corp.	669	92,596
Distribution/Wholesale — 0.2%
Copart, Inc.†	1,326	90,858
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	248	483,531
Electronic Measurement Instruments — 0.2%
Roper Technologies, Inc.	301	93,855
Enterprise Software/Service — 2.5%
Atlassian Corp. PLC, Class A†	872	119,691
Coupa Software, Inc.†	1,316	183,884
Veeva Systems, Inc., Class A†	2,181	341,043
Workday, Inc., Class A†	2,286	297,683
		942,301
Entertainment Software — 0.5%
Activision Blizzard, Inc.	1,815	107,956
Take-Two Interactive Software, Inc.†	587	69,624
		177,580
Finance-Other Services — 0.3%
CME Group, Inc.	383	66,225
Intercontinental Exchange, Inc.	807	65,165
		131,390
Security Description	Shares/ Principal Amount(17)	Value (Note 2)
Internet Application Software — 0.5%
Okta, Inc.†	1,636	$200,017
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	603	100,581
Twitter, Inc.†	8,936	219,468
		320,049
Internet Content-Information/News — 0.8%
Spotify Technology SA†	2,360	286,598
Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	731	361,999
Medical-Drugs — 0.5%
Zoetis, Inc.	1,600	188,304
Multimedia — 0.3%
Walt Disney Co.	1,051	101,527
Retail-Restaurants — 0.5%
Starbucks Corp.	2,722	178,944
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	856
Web Hosting/Design — 1.0%
Shopify, Inc., Class A†	921	383,993
Web Portals/ISP — 0.5%
Alphabet, Inc., Class C†	168	195,352
Total Common Stocks (cost $6,633,542)		6,401,722
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024†(3) (cost $254,131)	$275,000	253,344
ASSET BACKED SECURITIES — 22.7%
Diversified Financial Services — 22.7%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(8)	120,000	120,405
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.12% (1 ML+0.17%) due 01/25/2037(4)	16,805	16,194
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	37,680
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	33,476	33,712
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.52% (1 ML+1.58%) due 10/25/2034	2,845	2,707
Atrium XII FRS Series 12A, Class AR 2.63% (3 ML+0.83%) due 04/22/2027*(6)	250,000	244,287

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.94% (3 ML+1.12%) due 01/18/2025*(6)	$22,301	$22,177
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(5)(7)(8)	990,769	44,371
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(5)(7)(8)	997,935	60,754
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	83,576	83,249
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	57,551	56,479
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	51,923	51,495
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	53,635	52,445
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	54,191	54,095
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	68,617	68,559
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.55% (1 ML+0.85%) due 08/15/2036*(8)	153,000	125,363
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.94% due 02/25/2036(4)(5)	85,536	70,368
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 2.25% (1 ML+ 1.30%) due 03/25/2029*(4)	17,547	17,458
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 2.35% (1 ML + 1.40%) due 10/25/2029*(4)	135,337	134,496
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(7)(8)	211,554	6,587
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(7)(8)	368,618	11,504
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(5)(7)(8)	997,717	44,462
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	$7,750	$7,669
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 3.25% (1 ML + 2.55%) due 12/15/2037*(8)	100,000	87,905
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	2,562	2,554
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	76,961	76,732
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	75,000	79,522
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	37,387	33,271
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	56,881	55,658
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.94% (3 ML+1.15%) due 10/25/2028*(6)	250,000	241,103
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.60% (1 ML+0.90%) due 10/15/2036*(5)(8)	100,000	89,962
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	75,000	78,769
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	155,000	159,663
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	143,546	150,337
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	149,000	155,264
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	35,086	26,992
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(7)(8)	1,131,688	34,278
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(8)	90,000	92,068
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	41,472	39,766

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(8)	$125,000	$129,439
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	20,577	19,979
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	95,872	91,565
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,100	57,062
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	32,507
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	75,901
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	20,266
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.86% due 05/25/2035(4)(5)	62,846	55,704
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.85% (1 ML+1.90%) due 11/26/2029*(4)	150,000	142,429
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	160,000	156,987
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	40,000	42,601
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(8)	100,000	99,146
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	140,000	148,478
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.80% due 03/25/2047(4)(5)	17,332	13,097
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.81% due 04/25/2036(4)(5)	5,889	4,482
Home Re, Ltd. FRS Series 2018-1, Class M1 2.55% (1 ML + 1.60%) due 10/25/2028*(4)	29,116	29,006
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.49% (1 ML+0.54%) due 05/25/2035(4)	$46,083	$41,654
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(8)	25,000	24,847
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(8)	85,000	89,315
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	95,120	83,801
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)(9)	97,836	98,746
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	122,812	118,343
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 2.68% (1 ML+1.70%) due 4/01/2020*(4)	59,543	57,303
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 2.48% (1 ML + 1.50%) due 04/01/2020*(4)	87,479	84,593
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(4)(5)	9,979	8,689
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.16% due 12/25/2034(4)(5)	16,044	14,962
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	65,977	67,192
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(7)(8)	240,880	8,490
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	25,000	26,102
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.43% due 06/15/2050(5)(7)(8)	127,175	8,483
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	105,000	105,378

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	$27,857	$17,432
MortgageIT Trust FRS Series 2005-4, Class A1 1.23% (1 ML+0.28%) due 10/25/2035(4)	79,737	73,781
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	96,892
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	66,400	68,652
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.70% (1 ML + 0.75%) due 01/25/2048*(4)	83,047	77,147
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.45% (1 ML+1.50%) due 06/25/2057*(4)	69,432	65,792
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	85,922	87,431
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	63,312	65,190
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	57,788	59,440
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	105,123	108,830
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	109,264	113,473
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	84,164	87,167
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	65,363	67,777
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	90,456	93,629
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	$9,839	$9,712
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	58,219	58,051
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	58,052	57,789
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 2.35% (1 ML + 1.40%) due 07/25/2029*(4)	75,841	75,486
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.69% (3 ML+0.85%) due 04/17/2027*(6)	119,212	117,142
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	99,140
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	84,474	83,004
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.05% (1 ML+0.10%) due 02/25/2037	40,771	21,503
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 3.61% (1 ML+2.00%) due 03/27/2024*(4)	86,260	82,885
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 2.15% (1 ML+1.2%)
due 06/25/2029*(4)	42,941	42,783
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.08% (1 ML+0.13%) due 05/25/2037	99,165	73,876
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(8)	90,000	87,962
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	19,412	18,494
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	4,868	4,778

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.20% (1 ML+0.25%) due 11/25/2036	$195,000	$155,281
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	138,924
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	10,128	10,042
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 2.66% (3 ML+0.84%) due 04/20/2028*(6)	250,000	241,873
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	39,450	38,917
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	48,766	47,773
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	1	1
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	94,750	81,658
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	99,406	87,899
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	71,786	63,548
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	84,481	75,170
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	39,741	36,191
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	82,555	75,570
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(9)	85,159	75,336
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	96,588	69,277
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(5)(7)(8)	797,393	29,587
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	80,000	83,110
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.16% due 05/15/2048(5)(8)	$10,000	$7,961
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(4)(5)	20,562	16,179
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,875	44,245
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	50,859
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,671
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.79% due 02/15/2044*(5)(7)(8)	442,545	1,648
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	145,000	151,869
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	130,000	138,488
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	60,000	63,639
Total Asset Backed Securities (cost $8,793,486)		8,511,861
U.S. CORPORATE BONDS & NOTES — 23.9%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	8,648
Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	45,000	41,997
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	40,000	41,766
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,748
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,075
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,909

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	$3,000	$3,154
		142,649
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	15,917
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	24,009
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	25,205
		49,214
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	2,975
Banks-Commercial — 0.7%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	39,606
Truist Bank Sub. Notes 2.25% due 03/11/2030	250,000	228,588
		268,194
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	60,000	60,361
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	39,142
State Street Corp. Senior Notes 2.90% due 03/30/2026*	20,000	20,472
State Street Corp. Senior Notes 3.15% due 03/30/2031*	5,000	5,115
		125,090
Banks-Super Regional — 1.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	28,512
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	31,245
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	56,377
Security Description	Principal Amount(17)	Value (Note 2)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	$50,000	$48,359
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	34,482
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,523
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	25,554
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	131,375
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	66,101
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,273
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,700
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	10,000	12,768
		513,269
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes 2.63% due 03/19/2027	10,000	10,497
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	65,000	77,171
		87,668
Brewery — 0.7%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	45,231
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,580
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	15,384
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	120,000	138,089
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	23,898

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	$40,000	$37,790
		270,972
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	10,932
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	10,117
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	33,757
		54,806
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	27,000	26,536
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	14,308
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	15,000	13,822
		28,130
Building-Residential/Commercial — 0.3%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	83,595
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	24,700
		108,295
Cable/Satellite TV — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	20,811
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	36,190
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$10,000	$10,446
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,969
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,402
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,950
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	58,194
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,524
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	18,360
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,478
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	20,302
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	83,000	84,719
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,427
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,350
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	46,948
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,373
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	16,828
		462,509
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	18,294
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	85,000	89,250

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	$5,000	$5,162
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	57,913
		63,075
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	5,000	5,616
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	10,000	9,313
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	14,709
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,249
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	10,701
		44,972
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	9,543
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	71,734
		81,277
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	100,000	102,496
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,983
		119,479
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	80,000	80,600
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,044
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	30,986
		42,030
Security Description	Principal Amount(17)	Value (Note 2)
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	$80,000	$81,200
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,258
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	35,327
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,240
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	120,470
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	40,899
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	108,745
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	113,606
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,811
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	44,829
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,858
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,243
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	70,000	71,729
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	20,886
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	32,960
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,007
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	25,000	23,576
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	34,871

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	$60,000	$61,340
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	75,237
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	15,964
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	13,459
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	51,911
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,470
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	51,476
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,260
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,868
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	53,682
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,072
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,150
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	43,997
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	16,407
Morgan Stanley Senior Notes 3.59% due 07/22/2028	70,000	71,076
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	16,049
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	52,703
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	16,652
		1,447,830
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	$25,000	$24,786
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	79,970
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,439
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,611
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,574
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	19,277
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	30,061
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,379
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,786
		101,127
Electric-Integrated — 1.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	20,669
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	19,845
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	9,797
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,247
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	40,000	39,598
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	35,881
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,052
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	14,715

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 2.85% due 06/15/2020	$50,000	$49,995
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,631
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	24,383
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	32,573
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,091
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	20,000	20,329
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,359
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,756
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,615
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,304
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	34,890
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	39,110
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	30,000	27,086
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	24,091
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	20,000	19,406
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,291
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,331
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,060
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 3.25% due 07/01/2026	$30,000	$29,868
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,568
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	8,799
		559,340
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,850
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,194
		17,044
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	86,000	82,162
Intel Corp. Senior Notes 2.45% due 11/15/2029	45,000	46,089
Intel Corp. Senior Notes 3.10% due 02/15/2060	25,000	26,335
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,123
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	25,000	26,090
		204,799
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	37,073
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	70,000	70,662
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	70,453
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,453
		157,568
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	24,251

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$40,000	$40,076
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	160,919
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	15,525
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,274
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	25,000	24,289
		45,088
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	15,748
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 5.13% due 06/01/2029	57,000	58,140
Gas-Distribution — 0.2%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	24,050
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	38,679
		62,729
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	83,206
Hotels/Motels — 0.2%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	56,100
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	29,862
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,543
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	25,859
Security Description	Principal Amount(17)	Value (Note 2)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	$15,000	$16,516
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,233
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,242
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,639
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	21,974
		155,868
Insurance-Life/Health — 0.1%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	9,593
Unum Group Senior Notes 4.50% due 12/15/2049	20,000	15,495
		25,088
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,179
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	44,711
		54,890
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	20,000	21,624
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	65,000	65,624
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	10,000	9,791
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	15,000	14,419
		24,210
Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	140,000	136,066

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	$5,000	$5,361
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	25,000	24,539
		29,900
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,068
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	14,849
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	24,588
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,355
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	20,845
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,025
		102,730
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	75,000	75,308
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	45,000	47,805
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	27,592
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	65,031
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	10,515
		226,251
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	25,000
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	5,000	4,871
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,452
Security Description	Principal Amount(17)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	$10,000	$11,723
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,574
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,938
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	16,176
		106,734
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	18,793
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	26,000	25,350
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,013
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,253
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,742
		42,008
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.75% due 04/15/2043	10,000	4,425
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	2,411
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	17,116
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	10,578
		34,530
Oil Companies-Integrated — 0.2%
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	35,000	41,008
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	25,000	30,600
		71,608

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	$40,000	$37,899
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	20,000	15,453
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	10,000	9,471
CVS Health Corp Senior Notes 3.75% due 04/01/2030	15,000	15,445
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	15,148
CVS Health Corp Senior Notes 4.25% due 04/01/2050	5,000	5,190
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	28,563
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	40,271
		114,088
Pipelines — 0.6%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	17,838
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	20,679
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	5,000	3,892
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	7,732
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	20,732
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	45,000	40,177
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	4,285
MPLX LP Senior Notes 4.25% due 12/01/2027*	30,000	24,232
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	15,480
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$5,000	$4,125
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	4,184
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	20,000	13,820
Rockies Express Pipeline LLC Senior Notes 4.80% due 05/15/2030*	20,000	11,967
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	19,648
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	20,000	9,388
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	1,941
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	10,000	9,797
Williams Partners LP Senior Notes 6.30% due 04/15/2040	5,000	4,980
		234,897
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	19,635
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	20,000	19,836
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	21,380
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	38,623
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	84,526
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,789
		254,789
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	30,000	30,411
AutoZone, Inc. Senior Notes 4.00% due 04/15/2030	40,000	40,882
		71,293

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.50% due 04/15/2027	$15,000	$15,118
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	59,947
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,627
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	21,576
		101,268
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	25,827
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	20,000	20,179
Starbucks Corp. Senior Notes 3.35% due 03/12/2050	5,000	4,713
		50,719
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	12,636
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,131
		38,767
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	35,000	35,155
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	60,000	62,611
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	15,000	15,739
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	15,933
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	6,000	6,443
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	55,000	59,339
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	18,000	19,009
Security Description	Principal Amount(17)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$5,000	$5,329
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	20,000	21,543
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	22,118
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	11,826
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	55,000	61,771
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	70,028
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	20,421
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	19,052
		446,317
Television — 0.3%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	25,000	25,494
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	90,000	88,581
		114,075
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,516
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	15,785
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	33,239
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	11,563
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	33,837
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	13,876
BAT Capital Corp. Company Guar. Notes 4.70% due 04/02/2027	15,000	15,242

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030		$35,000	$35,854
			172,912
Transport-Rail — 0.4%
CSX Corp. Senior Notes 2.40% due 02/15/2030		15,000	14,759
CSX Corp. Senior Notes 3.25% due 06/01/2027		35,000	36,437
CSX Corp. Senior Notes 3.35% due 09/15/2049		5,000	4,728
CSX Corp. Senior Notes 4.30% due 03/01/2048		10,000	10,959
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049		5,000	4,852
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050		20,000	19,883
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		55,000	60,989
			152,607
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	16,532
Total U.S. Corporate Bonds & Notes (cost $8,923,336)			8,964,607
FOREIGN CORPORATE BONDS & NOTES — 3.3%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		35,000	35,590
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	130,000	83,319
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		10,000	10,279
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		35,000	40,593
			50,872
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044		15,000	8,979
Security Description	Principal Amount(17)		Value (Note 2)
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		$55,000	$59,148
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		10,000	10,596
			69,744
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049		5,000	5,584
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		30,000	28,425
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		34,000	33,426
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	49,581
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	46,329
			95,910
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		35,000	25,323
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	10,144
			35,467
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	14,401
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	4,963
			19,364
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	4,642
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		20,000	17,538
			22,180

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		$50,000	$53,377
SupraNational Banks — 1.7%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	275,000	172,967
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	245,000	178,591
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	250,000	167,357
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	780,000	33,113
International Finance Corp. Senior Notes 1.38% due 09/13/2024	CAD	125,000	89,831
			641,859
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	35,746
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	20,260
Total Foreign Corporate Bonds & Notes (cost $1,416,204)			1,240,102
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	14,723
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	30,128
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	4,990
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		29,000	37,968
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028		95,000	124,420
State of California General Obligation Bonds 7.55% due 04/01/2039		35,000	56,794
Security Description	Principal Amount(17)	Value (Note 2)
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	$61,091	$61,626
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,306
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,723
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,411
Total Municipal Bonds & Notes (cost $349,061)		373,089
U.S. GOVERNMENT AGENCIES — 44.4%
Federal Home Loan Mtg. Corp. — 2.0%
2.50% due 01/01/2028	4,676	4,880
2.50% due 04/01/2028	9,525	9,940
3.00% due 08/01/2027	4,309	4,514
3.00% due 10/01/2042	13,533	14,366
3.00% due 11/01/2042	5,533	5,850
3.00% due 02/01/2043	22,353	23,633
3.00% due 08/01/2043	47,051	49,834
3.50% due 02/01/2042	4,982	5,342
3.50% due 03/01/2042	3,432	3,682
3.50% due 09/01/2043	17,333	18,601
4.00% due 03/01/2023	51	54
4.00% due 10/01/2043	8,763	9,478
4.50% due 01/01/2039	562	614
5.00% due 12/01/2020	156	163
5.00% due 07/01/2021	1,102	1,157
5.00% due 05/01/2034	7,222	8,010
5.50% due 07/01/2034	4,961	5,587
5.50% due 07/01/2035	4,723	5,356
5.50% due 04/01/2037	1,660	1,882
5.50% due 05/01/2037	1,493	1,685
5.50% due 08/01/2037	9,123	10,321
6.50% due 05/01/2029	1,511	1,706
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	557	563
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.30% due 09/25/2043*(5)(8)	100,000	99,748
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(5)(7)(8)	204,866	9,853
Series K064, Class X1 0.61% due 03/25/2027(5)(7)(8)	375,467	13,501
Series K104, Class X1 1.13% due 02/25/2052(5)(7)(8)	184,976	16,202

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	$82,000	$92,569
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	19,529	21,091
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.60% (1 ML+1.65%) due 04/25/2043*(4)	15,914	14,891
Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(4)	35,000	28,384
Series 2019-DNA3, Class M2 3.00% (1 ML + 2.05%) due 07/25/2049*(4)	53,318	43,443
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(4)	89,345	75,422
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049*(4)	62,414	51,735
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(4)	33,155	33,604
Series 3964, Class MD 2.00% due 01/15/2041(4)	565	578
Series 4961, Class JB 2.50% due 12/15/2042(4)	53,732	55,710
Series 3883, Class PB 3.00% due 05/15/2041(4)	18,583	19,904
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,034	2,160
Series 1226, Class Z 7.75% due 03/15/2022(4)	169	177
		766,190
Federal National Mtg. Assoc. — 6.2%
2.50% due 02/01/2043	117,260	122,064
2.50% due 03/01/2043	112,353	116,955
2.66% due 03/01/2027	210,000	227,246
2.78% due 03/01/2027	73,355	80,029
3.00% due 01/01/2028	7,716	8,089
4.50% due 01/01/2039	1,565	1,711
4.50% due 06/01/2039	22,080	23,873
4.50% due 05/01/2041	4,033	4,414
5.00% due 07/01/2040	14,534	16,105
5.50% due 06/01/2020	2,223	2,226
5.50% due 03/01/2021	1,153	1,165
5.50% due 04/01/2021	2,117	2,134
Security Description	Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2021	$10,582	$10,766
5.50% due 10/01/2021	5,345	5,460
5.50% due 12/01/2021	13,578	13,761
5.50% due 06/01/2022	22,573	23,164
5.50% due 12/01/2029	891	976
5.50% due 05/01/2034	1,875	2,057
5.50% due 08/01/2037	5,704	6,456
5.50% due 06/01/2038	456	516
6.00% due 06/01/2026	7,527	8,322
6.00% due 03/01/2027	10,053	11,118
6.00% due 12/01/2033	1,306	1,502
6.00% due 05/01/2034	4,947	5,692
6.00% due 08/01/2034	411	474
6.00% due 06/01/2040	2,599	2,991
6.50% due 11/01/2035	2,663	3,157
6.50% due 10/01/2037	906	1,032
7.00% due 06/01/2037	8,606	10,199
Federal National Mtg. Assoc. FRS 3.95% (12 ML+1.57%) due 05/01/2037	1,264	1,270
4.07% (12 ML+1.82%) due 10/01/2040	1,302	1,329
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.50% (1 ML+3.55%) due 07/25/2029(4)	34,785	31,822
Series 2016-C07, Class 2M2 5.30% (1 ML+4.35%) due 05/25/2029(4)	53,912	51,401
Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039*(4)	55,000	44,730
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-HRP1, Class M2 3.10% (1 ML+2.15%) due 11/25/2039*(4)	26,286	23,221
Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(4)	32,503	26,611
Federal National Mtg. Assoc., REMIC Series 2012-128, Class PD 1.50% due 06/25/2042(4)	61,102	61,855
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	36,032	36,263
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	32,384	32,953
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	3,707	3,784
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	15,322	15,645
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	31,763	32,448
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	32,677	34,023

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	$29,338	$30,557
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	81,901	85,653
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	46,585	48,243
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	42,786	44,778
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	11,993	12,647
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	24,615	25,950
Series 2017-72, Class B 3.00% due 09/25/2047(4)	41,253	43,917
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	41,268	44,031
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	62,721	67,166
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	50,810	53,404
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	18,150	19,586
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	45,223	48,255
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	39,829	41,535
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	46,018	49,141
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	38,448	41,498
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	41,654	44,576
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	42,523	46,356
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	44,417	46,982
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	27,279	28,788
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	42,142	45,181
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	55,818	59,201
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	22,005	23,556
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	44,029	47,296
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	44,313	49,121
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	41,320	45,004
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	40,209	44,348
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	35,860	38,963
Security Description	Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 415, Class A3 STRIPS 3.00% due 11/25/2042	$46,825	$50,515
		2,337,257
Government National Mtg. Assoc. — 13.1%
2.50% due April 30 TBA	1,825,000	1,907,267
3.00% due April 30 TBA	700,000	739,949
3.50% due April 30 TBA	560,000	590,235
4.00% due 10/15/2040	17,199	18,666
4.00% due 02/15/2041	8,639	9,372
4.00% due 09/15/2041	10,635	11,542
4.00% due 10/15/2041	5,083	5,443
4.00% due 07/20/2049	808,690	858,103
4.50% due 06/15/2041	104,378	115,494
5.00% due 01/15/2033	862	934
5.00% due 01/15/2040	45,556	51,544
5.00% due April 30 TBA	300,000	323,801
5.50% due 04/15/2036	55,212	60,313
6.50% due 07/15/2028	42,547	46,747
6.50% due 08/15/2028	3,026	3,368
6.50% due 09/15/2028	5,682	6,485
6.50% due 11/15/2028	8,500	9,446
7.00% due 01/15/2033	4,164	4,972
7.00% due 05/15/2033	5,762	6,835
7.00% due 11/15/2033	2,589	3,075
8.00% due 02/15/2030	1,127	1,187
9.00% due 11/15/2021	38	39
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(4)	105	114
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	1,572	1,801
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,289	1,520
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	53,020	53,829
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	34,156	34,620
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	44,874	46,467
		4,913,168
Uniform Mtg. Backed Securities — 23.1%
3.00% due April 15 TBA	975,000	1,020,055
2.50% due April 30 TBA	3,000,000	3,106,021
3.00% due April 30 TBA	1,400,000	1,466,883
3.50% due April 30 TBA	975,000	1,030,401
4.00% due April 30 TBA	1,390,000	1,482,319
5.50% due April 30 TBA	200,000	218,914
6.00% due April 30 TBA	300,000	332,309
		8,656,902
Total U.S. Government Agencies (cost $16,354,968)		16,673,517

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
U.S. GOVERNMENT TREASURIES — 12.3%
United States Treasury Bonds — 10.2%
1.00% due 02/15/2048(10)		$62,760	$77,258
1.00% due 02/15/2049 TIPS(10)		51,253	63,676
2.25% due 08/15/2046		115,000	138,818
2.50% due 02/15/2045(12)(13)		150,000	187,553
3.00% due 05/15/2045		370,000	504,009
3.00% due 11/15/2045		202,000	276,977
3.38% due 05/15/2044		1,185,000	1,695,105
3.63% due 08/15/2043		105,000	155,014
3.63% due 02/15/2044		105,000	155,523
3.75% due 11/15/2043		105,000	158,074
5.00% due 05/15/2037		256,000	420,400
			3,832,407
United States Treasury Notes — 2.1%
0.38% due 01/15/2027 TIPS(10)		192,206	196,681
0.38% due 07/15/2027 TIPS(10)		7	7
0.50% due 01/15/2028 TIPS(10)		57,514	59,899
0.63% due 01/15/2026 TIPS(10)		287,671	297,129
0.88% due 01/15/2029 TIPS(10)		204,306	221,924
			775,640
Total U.S. Government Treasuries (cost $3,721,370)			4,608,047
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	132,000
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	885,000	62,320
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	60,452
Government of Romania Senior Notes 6.13% due 01/22/2044	EUR	20,000	22,984
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,586
Total Foreign Government Obligations (cost $313,447)			294,342
OPTIONS — PURCHASED — 0.0%†(11)
Over the Counter Purchased Put Options on Currency Contracts		1,677,518	11,016
Over the Counter Purchased Put Options on Interest Rate Swap Contracts		210,000	580
Total Options — Purchased (cost $12,586)			11,596
Security Description	Shares/ Principal Amount(17)		Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		$10,000	$105
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		11,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			108
Total Long-Term Investment Securities (cost $46,772,131)			47,332,335
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Foreign Government Obligations — 2.0%
Government of Japan Disc. Notes (0.14)% due 05/11/2020	JPY	79,350,000	738,143
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.58%(14)		147,319	147,319
Total Short-Term Investment Securities (cost $870,302)			885,462
REPURCHASE AGREEMENTS — 4.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)		300,000	300,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		365,000	365,000
BNP Paribas SA Joint Repurchase Agreement(15)		425,000	425,000
Deutsche Bank AG Joint Repurchase Agreement(15)		365,000	365,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		345,000	345,000
Total Repurchase Agreements (cost $1,800,000)			1,800,000
TOTAL INVESTMENTS (cost $49,442,433)(16)		133.3%	50,017,797
Liabilities in excess of other assets		(33.3)	(12,482,888)
NET ASSETS		100.0%	$37,534,909

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $8,243,905 representing 22.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$856	$214.02	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Collateralized Loan Obligation

(7)  Interest Only

(8)  Commercial Mortgage Backed Security

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(10)  Principal amount of security is adjusted for inflation.

(11)  Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	$7.75	$1,678	$7,325	$11,016	$3,691

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America	November 2020	1.70%	$210	$5,261	$580	$(4,681)

BBA — British Bankers' Association

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)  The rate shown is the 7-day yield as of March 31, 2020.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis for.

(17)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

AUD   — Australian Dollar

CAD   — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

FRS  — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro Bund	June 2020	$193,064	$190,261	$2,803
25	Long	U.S. Treasury 10 Year Notes	June 2020	3,416,458	3,467,187	50,729
1	Long	U.S. Treasury 10 Year Ultra Bonds	June 2020	149,812	156,031	6,219
2	Long	U.S. Treasury 2 Year Notes	June 2020	440,422	440,766	344
						$60,095
						Unrealized (Depreciation)
38	Short	U.S. Treasury 5 Year Notes	June 2020	$4,656,888	$4,763,656	$(106,768)
4	Short	U.S. Treasury Long Bonds	June 2020	677,469	716,250	(38,781)
1	Short	U.S. Treasury Ultra Bonds	June 2020	211,406	221,875	(10,469)
						$(156,018)
Net Unrealized Appreciation (Depreciation)						$(95,923)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	780,000	USD	38,431	06/10/2021	$7,465	$—
	USD	26,625	EUR	24,000	06/17/2020	—	(78)
						7,465	(78)
HSBC Bank USA	CAD	369,000	USD	277,922	05/29/2020	15,573	—
JPMorgan Chase Bank	EUR	142,000	USD	157,934	06/17/2020	867	—
	USD	54,790	EUR	50,000	06/17/2020	515	—
						1,382	—
Morgan Stanley & Co. Inc.	JPY	79,350,000	USD	725,702	05/11/2020	—	(13,584)
	NZD	293,000	USD	191,677	04/30/2020	16,883	—
	USD	15,241	EUR	14,000	06/17/2020	245	—
						17,128	(13,584)
NatWest Markets PLC	AUD	400,000	USD	264,170	05/29/2020	18,083	—
Net Unrealized Appreciation (Depreciation)						$59,631	$(13,662)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
JPY — Japanese Yen
MXN — Mexican Peso
NZD — New Zealand Dollar
USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	09/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$6,598	$(20,897)
USD	295	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,120)	(134,446)
USD	60	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(5,750)
					$478	$(161,093)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$856	$856
Other Industries	6,285,765	115,101	**	—	6,400,866
Preferred Securities/Capital Securities	—	253,344		—	253,344
Asset Backed Securities	—	8,511,861		—	8,511,861
U.S. Corporate Bonds & Notes	—	8,964,607		—	8,964,607
Foreign Corporate Bonds & Notes	—	1,240,102		—	1,240,102
Municipal Bond & Notes	—	373,089		—	373,089
U.S. Government Agencies	—	16,673,517		—	16,673,517
U.S. Government Treasuries	—	4,608,047		—	4,608,047
Foreign Government Obligations	—	294,342		—	294,342
Options — Purchased	—	11,596		—	11,596
Escrows and Litigation Trusts	—	105		3	108
Short-Term Investment Securities:
Foreign Government Obligations	—	738,143		—	738,143
Registered Investment Companies	147,319	—		—	147,319
Repurchase Agreements	—	1,800,000		—	1,800,000
Total Investments at Value	$6,433,084	$43,583,854		$859	$50,017,797
Other Financial Instruments:†
Futures Contracts	$60,095	$—		$—	$60,095
Forward Foreign Currency Contracts	—	59,631		—	59,631
Total Other Financial Instruments	$60,095	$59,631		$—	$119,726
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$156,018	$—		$—	$156,018
Forward Currency Contracts	—	13,662		—	13,662
Centrally Cleared Interest Rate Swap Contracts	—	161,093		—	161,093
Total Other Financial Instruments	$156,018	$174,755		$—	$330,773

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Medical-Drugs	4.4%
E-Commerce/Products	3.7
Diversified Banking Institutions	3.4
United States Treasury Notes	3.0
Computers	2.9
Exchange-Traded Funds	2.8
Real Estate Investment Trusts	2.5
Applications Software	2.5
Telephone-Integrated	2.5
Electric-Integrated	2.4
Short-Term Investment Securities	2.3
Web Portals/ISP	2.0
Diversified Financial Services	2.0
Commercial Services-Finance	1.9
United States Treasury Bonds	1.8
Cosmetics & Toiletries	1.8
Beverages-Non-alcoholic	1.8
Enterprise Software/Service	1.7
Federal National Mtg. Assoc.	1.7
Cable/Satellite TV	1.5
Oil Companies-Integrated	1.4
Medical-Biomedical/Gene	1.4
Aerospace/Defense	1.4
Semiconductor Components-Integrated Circuits	1.2
Electronic Forms	1.2
Networking Products	1.2
Medical Instruments	1.2
Insurance-Multi-line	1.1
Medical Products	1.1
Banks-Commercial	1.1
Electronic Components-Semiconductors	1.0
Pipelines	0.9
Computer Aided Design	0.8
Food-Confectionery	0.8
Government National Mtg. Assoc.	0.7
E-Commerce/Services	0.7
Computer Services	0.7
Retail-Restaurants	0.6
Commercial Paper	0.6
Internet Content-Information/News	0.6
Entertainment Software	0.6
Non-Hazardous Waste Disposal	0.6
Instruments-Controls	0.6
Diagnostic Equipment	0.5
Cellular Telecom	0.5
Transport-Rail	0.5
Semiconductor Equipment	0.5
Chemicals-Diversified	0.5
Retail-Building Products	0.5
Food-Retail	0.5
Food-Misc./Diversified	0.5
Medical-Wholesale Drug Distribution	0.5
Internet Content-Entertainment	0.5
Building-Residential/Commercial	0.5
Airlines	0.4
Insurance-Life/Health	0.4
Retail-Discount	0.4
Auto-Heavy Duty Trucks	0.4
Apparel Manufacturers	0.4
Chemicals-Specialty	0.4
Auto-Cars/Light Trucks	0.4%
Hotels/Motels	0.4
Building Products-Air & Heating	0.3
Oil Refining & Marketing	0.3
Diversified Manufacturing Operations	0.3
Electronic Components-Misc.	0.3
Finance-Credit Card	0.3
Metal-Diversified	0.3
Investment Management/Advisor Services	0.3
Independent Power Producers	0.3
Computer Data Security	0.3
Real Estate Management/Services	0.3
Consulting Services	0.3
Real Estate Operations & Development	0.3
Oil Companies-Exploration & Production	0.3
Finance-Investment Banker/Broker	0.3
Containers-Metal/Glass	0.3
Agricultural Chemicals	0.3
Medical-Hospitals	0.2
Electric-Distribution	0.2
Distribution/Wholesale	0.2
Machinery-Pumps	0.2
Machinery-Construction & Mining	0.2
Broadcast Services/Program	0.2
Private Equity	0.2
Data Processing/Management	0.2
Electric Products-Misc.	0.2
Coatings/Paint	0.2
Commercial Services	0.2
Retail-Apparel/Shoe	0.2
Audio/Video Products	0.2
Toys	0.2
Food-Wholesale/Distribution	0.2
Steel-Producers	0.2
Aerospace/Defense-Equipment	0.2
Finance-Other Services	0.2
Electronic Measurement Instruments	0.2
Banks-Super Regional	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Finance-Consumer Loans	0.2
Machinery-Electrical	0.2
Finance-Leasing Companies	0.2
Retail-Misc./Diversified	0.2
Import/Export	0.2
Finance-Auto Loans	0.2
Containers-Paper/Plastic	0.2
Insurance-Reinsurance	0.2
Funeral Services & Related Items	0.2
Auto/Truck Parts & Equipment-Original	0.1
Publishing-Periodicals	0.1
Brewery	0.1
Medical Labs & Testing Services	0.1
Federal Home Loan Mtg. Corp.	0.1
Computers-Integrated Systems	0.1
Food-Meat Products	0.1
Casino Hotels	0.1
Building Products-Cement	0.1
Building-Heavy Construction	0.1
Radio	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Medical-HMO	0.1%
Schools	0.1
Building & Construction-Misc.	0.1
Retail-Hypermarkets	0.1
Pharmacy Services	0.1
Food-Catering	0.1
Dental Supplies & Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Advertising Agencies	0.1
Office Supplies & Forms	0.1
Television	0.1
Tobacco	0.1
Insurance-Property/Casualty	0.1
Office Automation & Equipment	0.1
Beverages-Wine/Spirits	0.1
Rental Auto/Equipment	0.1
Diversified Minerals	0.1
Municipal Bonds & Notes	0.1
Diversified Operations/Commercial Services	0.1
Electric-Generation	0.1
Building-Maintenance & Services	0.1
Insurance Brokers	0.1
Machinery-General Industrial	0.1
Airport Development/Maintenance	0.1
Gas-Transportation	0.1
Human Resources	0.1
Diversified Operations	0.1
Power Converter/Supply Equipment	0.1
Retail-Convenience Store	0.1
Machine Tools & Related Products	0.1
Gambling (Non-Hotel)	0.1
93.4%

* Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 70.4%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	$337
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	2,936	995,157
Northrop Grumman Corp.	2,905	878,908
Teledyne Technologies, Inc.†	518	153,986
		2,028,051
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	1,601	119,451
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	6,943	188,850
Airlines — 0.4%
Copa Holdings SA, Class A	491	22,237
Delta Air Lines, Inc.	14,406	411,003
Japan Airlines Co., Ltd.	2,900	53,367
United Airlines Holdings, Inc.†	6,014	189,742
		676,349
Airport Development/Maintenance — 0.1%
Aena SME SA*	837	91,344
Apparel Manufacturers — 0.4%
Hermes International	330	227,918
Kering SA	639	333,427
		561,345
Appliances — 0.0%
Hoshizaki Corp.	700	52,604
Applications Software — 2.4%
Intuit, Inc.	3,823	879,290
Microsoft Corp.	17,585	2,773,330
		3,652,620
Audio/Video Products — 0.2%
Sony Corp.	4,900	291,272
Auto-Cars/Light Trucks — 0.3%
Ferrari NV	313	48,648
Fiat Chrysler Automobiles NV	10,898	78,533
Peugeot SA	10,429	139,044
Toyota Motor Corp.	900	54,182
Volkswagen AG (Preference Shares)	1,082	128,914
		449,321
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	3,508	474,702
Volvo AB, Class B	5,655	68,000
		542,702
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	3,381	110,255
Faurecia SE	3,409	102,037
		212,292
Banks-Commercial — 0.9%
ABN AMRO Group NV CVA*	9,057	74,346
Banco Bilbao Vizcaya Argentaria SA	52,578	168,080
Bank Leumi Le-Israel BM	18,509	102,339
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	509,200	$66,297
BOC Hong Kong Holdings, Ltd.	26,000	71,645
Commercial International Bank Egypt SAE GDR	25,101	90,948
DBS Group Holdings, Ltd.	5,600	73,221
DNB ASA	6,421	72,013
HDFC Bank, Ltd.	13,160	147,393
Israel Discount Bank, Ltd., Class A	25,592	75,799
KBC Group NV	1,602	73,927
Popular, Inc.	1,635	57,225
Sberbank of Russia PJSC ADR	9,468	89,710
Skandinaviska Enskilda Banken AB, Class A†	19,999	135,283
		1,298,226
Banks-Super Regional — 0.1%
Fifth Third Bancorp	11,301	167,820
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	30,527	1,350,819
Coca-Cola HBC AG	3,196	68,692
Monster Beverage Corp.†	1,838	103,406
PepsiCo, Inc.	8,869	1,065,167
		2,588,084
Brewery — 0.1%
Carlsberg A/S, Class B	1,536	174,361
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	5,060	98,366
Liberty Media Corp. — Liberty Formula One, Series C†	2,508	68,293
		166,659
Building & Construction Products-Misc. — 0.1%
China Lesso Group Holdings, Ltd.	92,000	120,730
Building & Construction-Misc. — 0.1%
Eiffage SA	1,011	71,601
Obayashi Corp.	7,000	59,964
		131,565
Building Products-Air & Heating — 0.3%
Daikin Industries, Ltd.	1,600	195,114
Johnson Controls International PLC	11,390	307,074
		502,188
Building Products-Cement — 0.1%
CRH PLC	4,253	115,932
LafargeHolcim, Ltd.	1,274	46,574
		162,506
Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	3,999	78,125
Cellnex Telecom SA*	1,209	55,029
		133,154
Building-Maintenance & Services — 0.1%
ServiceMaster Global Holdings, Inc.†	3,569	96,363

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.3%
Berkeley Group Holdings PLC	1,101	$49,216
D.R. Horton, Inc.	2,649	90,066
Daiwa House Industry Co., Ltd.	3,500	86,684
PulteGroup, Inc.	9,239	206,214
Taylor Wimpey PLC	33,886	49,242
		481,422
Cable/Satellite TV — 1.0%
Altice USA, Inc., Class A†	10,485	233,711
Comcast Corp., Class A	37,724	1,296,951
		1,530,662
Casino Hotels — 0.1%
MGM Resorts International	11,083	130,779
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	5,369	69,470
Cellular Telecom — 0.4%
China Mobile, Ltd.	31,500	237,979
Hikari Tsushin, Inc.	300	50,333
MTN Group, Ltd.	17,296	46,667
NTT DOCOMO, Inc.	3,400	106,880
Safaricom PLC	450,685	114,904
Telstra Corp., Ltd.	36,430	69,529
		626,292
Chemicals-Diversified — 0.5%
Arkema SA	1,347	93,151
Celanese Corp.	947	69,500
Covestro AG*	5,203	161,624
DuPont de Nemours, Inc.	3,326	113,417
Eastman Chemical Co.	3,042	141,696
Israel Chemicals, Ltd.	12,308	39,104
Nitto Denko Corp.	1,300	58,032
PPG Industries, Inc.	1,160	96,976
		773,500
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	933	46,715
NewMarket Corp.	192	73,511
Shin-Etsu Chemical Co., Ltd.	1,700	168,485
		288,711
Coatings/Paint — 0.2%
Asian Paints, Ltd.	7,028	152,442
Axalta Coating Systems, Ltd.†	5,149	88,923
Sherwin-Williams Co.	93	42,735
		284,100
Commercial Services — 0.1%
CoStar Group, Inc.†	168	98,651
Nielsen Holdings PLC	6,749	84,633
		183,284
Commercial Services-Finance — 1.7%
Avalara, Inc.†	1,644	122,642
Euronet Worldwide, Inc.†	723	61,976
Moody's Corp.	205	43,357
PayPal Holdings, Inc.†	17,436	1,669,323
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
S&P Global, Inc.	3,077	$754,019
		2,651,317
Computer Aided Design — 0.8%
Aspen Technology, Inc.†	1,145	108,855
Autodesk, Inc.†	3,060	477,666
Cadence Design Systems, Inc.†	5,167	341,229
Synopsys, Inc.†	2,486	320,172
		1,247,922
Computer Data Security — 0.3%
Fortinet, Inc.†	4,070	411,762
Computer Services — 0.6%
Amdocs, Ltd.	1,099	60,412
CACI International, Inc., Class A†	270	57,011
Capgemini SE	480	40,605
Fujitsu, Ltd.	800	72,191
Genpact, Ltd.	3,021	88,213
Leidos Holdings, Inc.	3,190	292,364
Nomura Research Institute, Ltd.	4,400	92,969
Tata Consultancy Services, Ltd.	5,514	131,623
		835,388
Computers — 2.8%
Apple, Inc.	16,962	4,313,267
Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	3,200	91,281
Otsuka Corp.	2,400	102,683
		193,964
Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	2,811	192,947
Verisk Analytics, Inc.	1,466	204,331
		397,278
Containers-Metal/Glass — 0.2%
Ball Corp.	1,729	111,797
Crown Holdings, Inc.†	2,151	124,844
		236,641
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	3,798	128,031
Cosmetics & Toiletries — 1.8%
Essity AB, Class B	6,725	207,381
Kao Corp.	800	65,503
Kose Corp.	600	73,972
L'Oreal SA	990	259,861
LG Household & Health Care, Ltd.	48	43,910
Procter & Gamble Co.	17,576	1,933,360
Unilever PLC	1,410	71,182
		2,655,169
Cruise Lines — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	4,874	53,419
Data Processing/Management — 0.1%
Fair Isaac Corp.†	464	142,768
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	3,566	138,468

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.5%
Danaher Corp.	4,374	$605,405
Thermo Fisher Scientific, Inc.	786	222,910
		828,315
Distribution/Wholesale — 0.2%
Ferguson PLC	2,881	180,151
HD Supply Holdings, Inc.†	5,104	145,107
		325,258
Diversified Banking Institutions — 3.0%
BNP Paribas SA	6,002	180,931
Citigroup, Inc.	27,441	1,155,815
Credit Agricole SA	14,417	105,666
Goldman Sachs Group, Inc.	1,852	286,301
HSBC Holdings PLC	14,732	82,964
JPMorgan Chase & Co.	22,162	1,995,245
Morgan Stanley	16,043	545,462
Sumitomo Mitsui Financial Group, Inc.	8,600	208,957
		4,561,341
Diversified Financial Services — 0.0%
Bajaj Finance, Ltd.	1,439	41,451
Diversified Manufacturing Operations — 0.3%
Toshiba Corp.	4,800	105,672
Trane Technologies PLC	4,726	390,320
		495,992
Diversified Minerals — 0.1%
BHP Group PLC	6,785	104,943
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	12,500	83,829
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	15,175	100,147
E-Commerce/Products — 3.6%
Alibaba Group Holding, Ltd.†	34,200	804,484
Amazon.com, Inc.†	2,031	3,959,881
eBay, Inc.	18,596	558,996
JD.com, Inc. ADR†	3,567	144,464
Meituan Dianping, Class B†	5,000	60,003
		5,527,828
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	538	723,782
Expedia Group, Inc.	4,218	237,347
MercadoLibre, Inc.†	138	67,424
		1,028,553
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,041	219,013
Legrand SA	1,713	110,077
		329,090
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	10,803	166,906
Consolidated Edison, Inc.	687	53,586
E.ON SE	11,956	125,736
		346,228
Security Description	Shares	Value (Note 2)
Electric-Integrated — 2.1%
AES Corp.	15,783	$214,649
AGL Energy, Ltd.	7,911	84,720
American Electric Power Co., Inc.	4,590	367,108
Cia Paranaense de Energia, Class B (Preference Shares)	15,480	159,385
CLP Holdings, Ltd.	7,500	68,937
DTE Energy Co.	2,357	223,844
Enel SpA	38,219	266,020
Entergy Corp.	2,737	257,196
Evergy, Inc.	5,416	298,151
Exelon Corp.	15,698	577,843
IDACORP, Inc.	716	62,858
Pinnacle West Capital Corp.	2,481	188,035
Public Service Enterprise Group, Inc.	6,602	296,496
Southern Co.	1,277	69,137
		3,134,379
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,043	153,144
Hitachi High-Technologies Corp.	1,700	126,185
Hoya Corp.	2,600	221,153
		500,482
Electronic Components-Semiconductors — 0.9%
Broadcom, Inc.	1,895	449,304
MediaTek, Inc.	8,000	85,208
Samsung Electronics Co., Ltd.	13,665	531,078
Sino-American Silicon Products, Inc.	16,000	40,621
SK Hynix, Inc.	2,166	146,526
STMicroelectronics NV	4,951	107,752
		1,360,489
Electronic Forms — 1.2%
Adobe, Inc.†	5,896	1,876,343
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,474	248,808
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,278	66,290
Enterprise Software/Service — 1.7%
Atlassian Corp. PLC, Class A†	2,229	305,952
Oracle Corp.	34,026	1,644,477
TOTVS SA	10,549	94,769
Veeva Systems, Inc., Class A†	3,759	587,795
		2,632,993
Entertainment Software — 0.6%
Activision Blizzard, Inc.	13,140	781,567
Nexon Co., Ltd.	6,400	104,683
		886,250
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,987	129,682
Finance-Consumer Loans — 0.2%
Synchrony Financial	13,964	224,681
Finance-Credit Card — 0.3%
Capital One Financial Corp.	5,831	293,999
Discover Financial Services	5,370	191,548
		485,547

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.	8,117	$278,575
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	36,390
ORIX Corp.	11,700	140,697
		177,087
Finance-Other Services — 0.2%
Deutsche Boerse AG	990	135,995
SEI Investments Co.	1,189	55,098
Singapore Exchange, Ltd.	12,500	80,486
		271,579
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	8,837	56,115
Food-Catering — 0.1%
Compass Group PLC	9,144	142,871
Food-Confectionery — 0.8%
Hershey Co.	2,892	383,190
Mondelez International, Inc., Class A	15,545	778,494
		1,161,684
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	3,696	37,382
Food-Meat Products — 0.1%
WH Group, Ltd.*	204,000	189,442
Food-Misc./Diversified — 0.4%
Associated British Foods PLC	5,645	126,690
Nestle SA	4,178	430,619
Wilmar International, Ltd.	23,100	52,250
		609,559
Food-Retail — 0.5%
Dino Polska SA†*	2,779	108,697
Jeronimo Martins SGPS SA	4,722	85,409
Just Eat Takeaway†*	870	65,585
Koninklijke Ahold Delhaize NV	8,337	195,113
Shoprite Holdings, Ltd.	7,852	54,766
Tesco PLC	21,213	60,070
Woolworths Group, Ltd.	6,350	138,747
		708,387
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	4,619	210,765
US Foods Holding Corp.†	4,042	71,584
		282,349
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	119,000	104,227
Gas-Distribution — 0.0%
China Resources Gas Group, Ltd.	10,000	50,202
Gas-Transportation — 0.1%
Snam SpA	19,197	88,664
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	30
Security Description	Shares	Value (Note 2)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,265	$55,293
Hotels/Motels — 0.3%
Extended Stay America, Inc.	5,208	38,071
Hilton Worldwide Holdings, Inc.	5,017	342,360
		380,431
Human Resources — 0.1%
Adecco Group AG	2,207	87,079
Import/Export — 0.2%
ITOCHU Corp.	10,800	224,079
Independent Power Producers — 0.1%
Vistra Energy Corp.	13,244	211,374
Industrial Automated/Robotic — 0.0%
SMC Corp.	100	42,687
Instruments-Controls — 0.6%
Honeywell International, Inc.	6,398	855,988
Insurance-Life/Health — 0.3%
Aviva PLC	54,194	179,919
Legal & General Group PLC	78,267	187,242
Lincoln National Corp.	4,453	117,203
Swiss Life Holding AG	121	41,197
		525,561
Insurance-Multi-line — 1.1%
Allianz SE	1,659	285,981
Allstate Corp.	3,635	333,439
American Financial Group, Inc.	850	59,568
Hartford Financial Services Group, Inc.	6,180	217,783
MetLife, Inc.	16,716	511,008
Ping An Insurance Group Co. of China, Ltd.	13,000	127,168
Zurich Insurance Group AG	199	70,637
		1,605,584
Insurance-Property/Casualty — 0.1%
Gjensidige Forsikring ASA	2,091	35,780
WR Berkley Corp.	1,621	84,568
		120,348
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	1,006	38,882
Reinsurance Group of America, Inc.	858	72,192
		111,074
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,332	388,978
Kakao Corp.	945	118,959
Roku, Inc.†	832	72,783
		580,720
Internet Content-Information/News — 0.6%
M3, Inc.	1,900	56,148
Prosus NV†	1,284	88,455
Tencent Holdings, Ltd.	13,800	672,910
Tencent Holdings, Ltd. ADR	1,406	69,020
		886,533

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,051	$312,666
Amundi SA*	518	30,657
Hargreaves Lansdown PLC	1,956	33,515
LPL Financial Holdings, Inc.	1,137	61,887
		438,725
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	11,500	74,082
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	910	105,596
Sandvik AB	15,519	220,390
		325,986
Machinery-Electrical — 0.1%
Hitachi, Ltd.	6,900	200,858
Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	407	37,611
Dover Corp.	2,192	183,996
Ingersoll Rand, Inc.†	4,170	103,416
		325,023
Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	3,073	579,629
Medtronic PLC	13,139	1,184,875
		1,764,504
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	686	86,580
PeptiDream, Inc.†	700	24,432
WuXi AppTec Co., Ltd.*	7,100	86,894
		197,906
Medical Products — 1.1%
Abbott Laboratories	9,703	765,664
Asahi Intecc Co., Ltd.	1,800	44,559
Hill-Rom Holdings, Inc.	1,222	122,933
Hologic, Inc.†	4,671	163,952
Sartorius Stedim Biotech	325	65,266
West Pharmaceutical Services, Inc.	1,085	165,191
Zimmer Biomet Holdings, Inc.	2,980	301,219
		1,628,784
Medical-Biomedical/Gene — 1.4%
Advanz Pharma Corp., Ltd.†	52	200
Amgen, Inc.	4,775	968,036
Biogen, Inc.†	2,023	640,037
Gilead Sciences, Inc.	6,718	502,237
		2,110,510
Medical-Drugs — 4.1%
AbbVie, Inc.	2,998	228,418
Alkermes PLC†	3,613	52,099
Allergan PLC	2,210	391,391
Astellas Pharma, Inc.	13,600	210,530
AstraZeneca PLC	978	87,363
Bristol-Myers Squibb Co.	8,850	493,299
Galapagos NV†	508	100,799
GlaxoSmithKline PLC	6,711	125,881
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Johnson & Johnson	9,334	$1,223,967
Kobayashi Pharmaceutical Co., Ltd.	400	37,080
Merck & Co., Inc.	13,236	1,018,378
Novartis AG	5,597	462,564
Novo Nordisk A/S, Class B	5,887	355,112
Ono Pharmaceutical Co., Ltd.	1,800	41,433
Pfizer, Inc.	13,082	426,996
Roche Holding AG	1,664	540,990
Shionogi & Co., Ltd.	3,900	191,904
Zoetis, Inc.	1,669	196,425
		6,184,629
Medical-Generic Drugs — 0.0%
Mylan NV†	2,611	38,930
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	278	120,430
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	3,000	55,958
Cardinal Health, Inc.	1,177	56,425
McKesson Corp.	3,831	518,181
Suzuken Co., Ltd.	1,600	58,317
		688,881
Metal-Diversified — 0.3%
Anglo American PLC	11,056	193,196
Glencore PLC	1,344	2,051
Rio Tinto PLC	4,835	221,940
		417,187
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	11,460	69,995
Networking Products — 1.2%
Cisco Systems, Inc.	45,128	1,773,982
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	2,424	181,945
Sunny Friend Environmental Technology Co., Ltd.	9,000	68,864
Waste Management, Inc.	5,014	464,096
		714,905
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	6,090	115,345
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,340	136,506
Oil Companies-Exploration & Production — 0.1%
Lundin Petroleum AB	2,314	44,310
MWO Holdings LLC†(1)(2)	10	0
Santos, Ltd.	19,387	42,025
		86,335
Oil Companies-Integrated — 1.3%
Chevron Corp.	18,276	1,324,279
Eni SpA	9,207	93,087
Lukoil PJSC ADR	2,950	175,817
OMV AG	1,962	54,230
Royal Dutch Shell PLC, Class B	23,176	388,590
		2,036,003

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.3%
Phillips 66	6,496	$348,510
Reliance Industries, Ltd.	11,997	174,403
		522,913
Pipelines — 0.5%
Kinder Morgan, Inc.	30,163	419,869
Williams Cos., Inc.	25,850	365,777
		785,646
Power Converter/Supply Equipment — 0.1%
Voltronic Power Technology Corp.	4,000	82,900
Private Equity — 0.2%
3i Group PLC	11,822	115,697
Partners Group Holding AG	280	193,671
		309,368
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	3,052	216,997
Radio — 0.0%
iHeartMedia, Inc., Class A†	26	190
Liberty Media Corp. — Liberty SiriusXM, Series A†	1,117	35,398
		35,588
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	14,088	149,051
American Campus Communities, Inc.	1,406	39,016
Apartment Investment & Management Co., Class A	2,357	82,849
AvalonBay Communities, Inc.	1,225	180,283
Boston Properties, Inc.	1,350	124,510
Brixmor Property Group, Inc.	2,327	22,107
Camden Property Trust	1,276	101,110
Crown Castle International Corp.	4,046	584,242
Duke Realty Corp.	5,282	171,031
Equinix, Inc.	801	500,281
Equity LifeStyle Properties, Inc.	1,588	91,278
Equity Residential	2,868	176,984
Essex Property Trust, Inc.	1,024	225,526
Federal Realty Investment Trust	849	63,344
Gaming and Leisure Properties, Inc.	2,422	67,114
Goodman Group	12,139	92,735
Invitation Homes, Inc.	7,786	166,387
New Residential Investment Corp.	6,479	32,460
Outfront Media, Inc.	3,092	41,680
STORE Capital Corp.	4,476	81,105
Sun Communities, Inc.	961	119,981
Two Harbors Investment Corp.	5,809	22,132
VEREIT, Inc.	25,251	123,477
Vornado Realty Trust	3,118	112,903
Weingarten Realty Investors	2,202	31,775
		3,403,361
Real Estate Management/Services — 0.3%
A-Living Services Co., Ltd.*	39,250	189,621
CBRE Group, Inc., Class A†	4,100	154,611
Jones Lang LaSalle, Inc.	313	31,607
		375,839
Security Description	Shares	Value (Note 2)
Real Estate Operations & Development — 0.3%
CK Asset Holdings, Ltd.	28,000	$152,327
Henderson Land Development Co., Ltd.	20,600	78,236
Nomura Real Estate Holdings, Inc.	3,400	55,149
Sun Hung Kai Properties, Ltd.	7,000	91,909
		377,621
Rental Auto/Equipment — 0.0%
Cia de Locacao das Americas	27,427	55,370
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,825	33,083
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	8,851	229,787
Li Ning Co., Ltd.	19,500	56,577
		286,364
Retail-Building Products — 0.5%
Lowe's Cos., Inc.	5,881	506,060
Wesfarmers, Ltd.	7,930	170,765
Wilcon Depot, Inc.	231,300	59,155
		735,980
Retail-Discount — 0.4%
Costco Wholesale Corp.	207	59,022
Target Corp.	4,422	411,113
Walmart, Inc.	1,369	155,546
		625,681
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	1,900	60,980
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	67,375	158,735
Retail-Misc./Diversified — 0.2%
Clicks Group, Ltd.	8,154	117,266
Poya International Co., Ltd.	8,040	113,073
		230,339
Retail-Restaurants — 0.5%
Jubilant Foodworks, Ltd.	1,885	36,658
Starbucks Corp.	11,796	775,469
		812,127
Retail-Toy Stores — 0.0%
JUMBO SA	5,287	72,215
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	593	60,486
New Oriental Education & Technology Group, Inc. ADR†	936	101,313
		161,799
Security Services — 0.0%
Sohgo Security Services Co., Ltd.	800	38,976
Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	21,402	1,447,845
Taiwan Semiconductor Manufacturing Co., Ltd.	49,039	437,723
		1,885,568

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 0.5%
ASML Holding NV	326	$86,638
KLA Corp.	2,421	347,994
Lam Research Corp.	1,248	299,520
Tokyo Electron, Ltd.	500	94,020
		828,172
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	114,500	66,893
Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	1,204	105,458
Steel Dynamics, Inc.	5,898	132,941
		238,399
Telecom Services — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	253,900	49,081
Telephone-Integrated — 2.0%
AT&T, Inc.	9,495	276,779
BT Group PLC	31,894	46,518
Deutsche Telekom AG	18,920	250,511
KDDI Corp.	8,600	254,199
Nippon Telegraph & Telephone Corp.	7,000	166,112
Verizon Communications, Inc.	36,600	1,966,518
		2,960,637
Textile-Apparel — 0.0%
Shenzhou International Group Holdings, Ltd.	5,900	62,291
Tobacco — 0.1%
British American Tobacco PLC	3,839	131,096
Toys — 0.2%
Nintendo Co., Ltd.	700	269,986
Transport-Rail — 0.5%
Aurizon Holdings, Ltd.	40,831	105,776
Odakyu Electric Railway Co., Ltd.	2,400	52,754
Union Pacific Corp.	3,972	560,211
West Japan Railway Co.	1,400	95,876
		814,617
Transport-Services — 0.2%
Deutsche Post AG	9,099	251,046
Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	2,574	2,990,859
Yandex NV, Class A†	2,354	80,154
		3,071,013
Total Common Stocks (cost $114,923,530)		106,805,818
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.48% (3 ML+5.79%) (cost $14,579)	580	11,896
Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$25,000	$21,500
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	9,000	7,290
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	86,275
		93,565
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	61,610
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,275
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	42,750
JPMorgan Chase & Co. FRS 2.69% (3 ML+1.00%) due 05/15/2077	27,000	18,360
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(4)	63,000	55,137
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,209
		194,341
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 3.80% (3 ML+2.11%) due 05/15/2067	50,000	40,189
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	32,431
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	46,962
Pipelines — 0.1%
Energy Transfer Partners LP Series B 6.63% due 02/15/2028(4)	80,000	39,600
TransCanada Trust 5.30% due 03/15/2077	40,000	29,820
		69,420
Total Preferred Securities/Capital Securities (cost $571,345)		498,408
ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.91% (12 MTA+0.94%) due 06/25/2046(5)	8,837	7,231

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	$232,932	$2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.75% due 04/12/2038*(3)(6)	126,000	125,526
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.40% due 08/10/2049(3)(6)(7)	282,342	18,045
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.09% due 04/15/2044*(3)(6)	101,000	97,453
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.77% due 09/10/2045*(3)(6)(7)	218,272	7,482
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class AS 4.03% due 05/10/2047(6)	50,000	50,911
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.30% due 05/25/2035(3)(5)	15,992	15,185
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	60,671
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(6)	30,000	25,944
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.89% due 12/10/2047(3)(6)(7)	381,939	12,151
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.93% due 08/10/2050(3)(6)(7)	451,084	12,494
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.97% due 05/10/2047(3)(6)(7)	275,190	8,936
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.01% due 08/10/2047(3)(6)(7)	538,792	18,374
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.03% due 11/10/2047(3)(6)(7)	564,415	21,435
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.11% due 08/10/2047(3)(6)(7)	288,179	10,962
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.12% due 08/10/2046(3)(6)(7)	254,024	7,829
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	58,624
Commerical Mtg. Trust VRS Series 2013-CR6, Class D 4.11% due 03/10/2046*(3)(6)	36,000	33,419
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.45% due 12/10/2047(3)(6)	$18,000	$15,621
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	12,457
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(6)	104,000	92,873
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.89% due 07/10/2046*(3)(6)	78,000	76,562
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.26% due 02/15/2040*(3)(6)(7)	57,351	34
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.54% due 09/15/2039*(3)(6)(7)	2,418	0
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.17% due 05/15/2038*(3)(6)(7)	6,432	277
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.84% due 04/15/2050(3)(6)(7)	973,099	31,946
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.27% due 04/15/2050(3)(6)	81,000	69,200
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(3)(6)	37,000	30,283
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.33% due 08/10/2044*(3)(6)	132,000	125,450
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.53% due 07/10/2044*(3)(6)	102,000	97,662
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.79% due 05/10/2050(3)(6)(7)	344,284	10,643
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.50% due 02/10/2046(3)(6)(7)	720,430	24,767
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	32,785
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(3)(6)	68,000	60,447
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(3)(6)	100,000	96,788
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.32% due 09/12/2037*(3)(6)(7)	27,363	16

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	$22,000	$21,953
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	61,602
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,311
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.16% due 05/15/2045(3)(6)	57,000	52,578
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.76% due 01/15/2047(3)(6)(7)	660,235	15,357
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.10% due 07/15/2045(3)(6)	50,000	44,710
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.55% due 09/15/2047(3)(6)	19,000	16,684
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.68% due 04/15/2047(3)(6)	38,000	33,838
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.70% due 08/15/2046(3)(6)	79,000	71,705
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	38,595
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.20% due 11/15/2045(3)(6)	105,000	96,430
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.31% due 11/15/2040*(3)(6)(7)	30,926	4
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.28% due 04/15/2041(3)(6)	10,414	10,499
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(3)(5)	7,484	6,517
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	37,644	1
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.40% due 07/15/2045*(3)(6)(7)	$2,610	$0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.11% due 08/15/2047(3)(6)(7)	115,672	3,943
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.56% due 12/15/2048(3)(6)	19,000	18,493
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	68,230
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.50% due 08/15/2047(3)(6)	85,000	74,629
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.68% due 08/15/2045*(3)(6)	67,000	60,399
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.77% due 10/15/2046(3)(6)	55,000	49,918
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 4.95% due 02/15/2047(3)(6)	60,000	54,481
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.90% due 11/15/2049(3)(6)	27,000	23,770
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.24% due 07/15/2049*(3)(6)	43,000	40,656
Towd Point Asset Trust FRS Series 2018-SL1, Class A 2.23% (1 ML+0.60%) due 01/25/2046*	58,561	57,494
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(3)(6)	30,000	28,713
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(3)(6)	25,000	23,445
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,601
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.87% (1 ML+0.92%) due 10/25/2044(5)	24,237	21,719

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	$29,000	$27,676
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	85,347
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(3)(6)	34,000	30,512
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.18% due 03/15/2045*(3)(6)(7)	232,676	6,393
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.54% due 12/15/2045*(3)(6)(7)	167,527	5,758
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.89% due 11/15/2045*(3)(6)(7)	103,158	3,897
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	22,967
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	47,000	46,711
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	18,000	18,136
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	24,613
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.36% due 12/15/2045(3)(6)	18,000	16,471
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	68,949
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	20,000	20,722
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.81% due 06/15/2045*(3)(6)	55,000	50,037
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.81% due 11/15/2045*(3)(6)	51,000	45,827
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.66% due 02/15/2044*(3)(6)	26,000	25,136
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.66% due 11/15/2044*(3)(6)	101,000	97,625
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.68% due 03/15/2044*(3)(6)	34,000	27,083
Total Asset Backed Securities (cost $3,772,207)		3,033,620
Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$15,000	$12,178
Oil Companies-Exploration & Production — 0.0%
Oasis Petroleum, Inc. Company Guar. Notes 2.63% due 09/15/2023	4,000	459
Total Convertible Bonds & Notes (cost $17,596)		12,637
U.S. CORPORATE BONDS & NOTES — 7.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	72,436
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	55,000	49,938
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	14,969
		137,343
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	1,980
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	4,450
		6,430
Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	57,152
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	38,000	39,185
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028*	25,000	26,612
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	5,000	4,513
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	25,000	22,437
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	20,000	19,925
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	15,000	14,363
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	26,379

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	$5,000	$4,700
		158,114
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	68,332
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	23,743
		92,075
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,900
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	21,232
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	45,617
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	83,028
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	31,266
		181,143
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	14,975
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	35,584
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	6,798
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	7,970
		65,327
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	18,400
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	20,812
		39,212
Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	$16,000	$15,394
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	1,940
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	122,850
		140,184
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	8,056
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	11,775
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	12,600
		32,431
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	5,000	5,050
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	25,000	26,641
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	29,000	31,722
		58,363
Brewery — 0.0%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,873
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	17,000	18,765
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	16,456
		54,094
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	9,463
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	8,000	6,860

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	$20,000	$16,250
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	26,750
Fox Corp. Senior Notes 4.03% due 01/25/2024	25,000	25,970
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	11,268	10,662
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	28,120
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	20,000	18,825
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	25,000	24,438
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	12,788
		180,126
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	24,125
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	14,000	13,720
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	4,852
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	12,937
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	50,050
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	19,300
		124,984
Building & Construction-Misc. — 0.0%
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	13,800
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	16,000	15,040
		28,840
Security Description	Principal Amount	Value (Note 2)
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	$18,000	$16,245
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	15,000	12,900
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,400
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,412
		21,712
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	23,687
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	15,704
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	19,575
		35,279
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	25,796
Installed Building Products, Inc. Company Guar. Notes 5.75% due 02/01/2028*	5,000	4,762
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,172
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	9,835
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	22,000
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	4,465
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	9,290
		91,320
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	4,900

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	$10,000	$9,752
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	110,000	113,036
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	10,000	10,127
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,739
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	23,745
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	33,777
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	11,804
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	57,637
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	122,708
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	40,000	47,181
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	14,575
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	25,231
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	24,405
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	76,189
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	$29,000	$29,870
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	38,900
		676,876
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	5,000	4,125
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	4,300
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	4,325
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	12,150
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	8,197
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	18,100
		51,197
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	10,000	9,025
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	4,488
		13,513
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,491
Sprint Corp. Company Guar. Notes 7.25% due 02/01/2028*	15,000	15,075
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	16,977
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	58,172
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,013
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,112

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	$25,000	$26,045
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,300
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,028
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	30,638
		188,851
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	20,828
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	18,499
		39,327
Chemicals-Specialty — 0.2%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	5,000	3,824
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	8,325
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	61,044
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	32,550
Ingevity Corp. Company Guar. Notes 4.50% due 02/01/2026*	20,000	18,700
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	46,842
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	15,000	13,275
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	30,000	27,000
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	5,000	4,500
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	9,374
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	24,618
		250,052
Security Description	Principal Amount	Value (Note 2)
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	$25,000	$21,000
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	35,870
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	23,045
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	13,500
		36,545
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	20,931
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	36,138
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	25,000	24,438
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	16,642
		98,149
Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	22,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	41,178
		63,178
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	4,000	3,590
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	35,597
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	95,000	98,048
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	20,650
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	9,498
		163,793

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	$10,000	$10,150
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	4,888
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	5,000	4,951
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	8,500
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	28,650
		42,101
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	32,200
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	25,000	19,875
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	25,625
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	20,000	19,182
		96,882
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	5,000	5,050
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,166
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,825
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,033
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	5,910
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,247
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,360
Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	$20,000	$28,368
		75,959
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	5,000	5,200
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,024
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	14,134
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	79,515
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	86,559
		188,432
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	5,000	4,300
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	16,900
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	4,550
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	4,762
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	8,725
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	25,000	22,750
		40,787
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	60,000	58,016
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	41,411
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	109,623

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	$27,000	$25,463
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	61,865
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	48,000	51,084
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,914
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	52,334
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	98,348
		510,058
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	15,000	13,388
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	9,729
		23,117
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	32,818
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	39,088
		71,906
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,046
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	40,000	38,200
		43,246
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	24,250
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	31,669
Security Description	Principal Amount	Value (Note 2)
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	$30,000	$28,195
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	22,165
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,150
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,750
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,313
		96,573
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	4,900
AES Corp. Senior Notes 4.88% due 05/15/2023	5,000	4,812
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	30,074
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	29,400
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	42,587
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,349
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,316
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,516
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	58,953
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	54,855
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,559
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,416
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,364

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	$15,000	$19,471
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	24,443
		367,015
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	43,947
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	49,847
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,453
		104,247
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	19,000
Enterprise Software/Service — 0.0%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	15,000	14,737
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,618
		45,355
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	10,000	9,782
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	56,000	64,887
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	5,000	4,550
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	5,000	4,749
		83,968
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	7,525
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	14,828
Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	$39,000	$40,166
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	35,000	33,600
		73,766
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	25,633
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	34,915
		60,548
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	9,778
Nationstar Mtge. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	8,500
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	4,525
		22,803
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,043
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	20,000	19,432
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	19,884
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	64,095
		103,411
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	14,925
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	4,987
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,167

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail (continued)
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	$10,000	$4,650
		40,729
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,540
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	14,737
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,000
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	20,400
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,420
		74,557
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	18,055
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	3,075
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	12,500
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	25,000	16,003
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	18,200
		67,833
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	23,812
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	12,000
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	9,789
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	4,650
		14,439
Security Description	Principal Amount	Value (Note 2)
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	$15,000	$14,727
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,675
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	47,000	44,650
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	8,700
		58,025
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	24,231
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	30,000	28,500
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	49,050
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	65,763
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	15,000	15,450
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,200
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,200
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,475
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,385
		219,254
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	10,000	9,364
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	19,800
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	33,000	36,336

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
USI, Inc. Senior Notes 6.88% due 05/01/2025*	$10,000	$9,300
		74,800
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	26,016
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	14,554
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,822
		61,392
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	34,131
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	47,197
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	30,040
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	15,450
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,076
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	10,376
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	26,712
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	5,449
		63,063
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024	10,000	9,197
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	10,000	9,238
Security Description	Principal Amount	Value (Note 2)
Investment Companies (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	$25,000	$23,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	9,650
		51,710
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	12,600
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	13,620
		26,220
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	6,776
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	27,096
		33,872
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	30,000	29,157
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	23,375
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	25,000	24,698
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	9,625
		86,855
Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	10,000	2,450
Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	4,951
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	12,319
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	28,922
		41,241

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes .20% due 11/21/2029*	$110,000	$110,452
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	15,675
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	110,000	121,404
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	77,942
		325,473
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029*	30,000	30,150
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,075
Centene Corp. Senior Notes 5.25% due 04/01/2025*	5,000	5,025
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,151
Centene Corp. Senior Notes 5.38% due 08/15/2026*	5,000	5,100
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	4,875
Molina Healthcare, Inc. Senior Notes 5.38% due 11/15/2022	10,000	9,750
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	89,139
		164,265
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	45,000	42,722
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	20,000	18,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	14,250
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	11,779
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	4,536
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	$35,000	$35,060
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	47,195
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	30,000	30,900
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	10,867
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	9,550
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	42,862
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	28,575
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	20,000	19,500
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	19,050
		335,346
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	10,000	8,800
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	8,817
		17,617
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	15,808
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	6,000	5,820
		21,628
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	8,900
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	39,255
		48,155
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	4,475

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	$16,000	$15,504
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	31,093
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	9,300
		55,897
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	8,550
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	13,200
		21,750
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	25,110
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,904
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,263
		54,277
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	9,925
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	9,775
		19,700
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	27,834
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	5,500
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	14,000	7,280
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	14,000	10,185
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	$11,000	$6,435
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	135
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	3,562
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	36,468
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	10,000	6,500
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	27,000	7,897
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	24,695
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	15,000	11,059
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	30,000	20,400
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	66,530
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	10,000	6,600
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	10,212
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	1,600
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	5,000	988
SM Energy Co. Senior Notes 5.00% due 01/15/2024	15,000	4,950
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	1,693
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	2,911
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	3,000

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	$20,000	$16,800
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	5,000	2,715
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	8,250
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	5,700
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	7,350
		273,915
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	20,134
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	61,952
		82,086
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	15,000	11,550
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	5,000	1,251
		12,801
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,163
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	3,799
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	8,500
		19,462
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	66,000	67,857
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	2,000	2,077
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	56,951	74,001
		143,935
Security Description	Principal Amount	Value (Note 2)
Pipelines — 0.3%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	$5,000	$4,098
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	4,100
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	3,349
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	83,000	73,713
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	15,000	12,564
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	10,800
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	35,028
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	8,092
Energy Transfer Operating LP Company Guar. Notes 2.90% due 05/15/2025	16,000	13,379
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	36,000	33,996
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	2,000	1,821
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	67,402
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	13,924
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	21,182
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	7,028
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	10,000	8,375
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,920
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	27,801

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	$35,000	$30,031
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	14,445
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	25,000	13,000
Targa Resources Partners Company Guar. Notes 5.50% due 03/01/2030*	5,000	3,862
Targa Resources Partners Co. Company Guar. Notes 6.50% due 07/15/2027	15,000	12,787
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	4,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	30,000	24,182
		452,904
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	29,906
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	12,938
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	17,546
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,700
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	18,055
		22,755
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	7,300
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	20,000	17,350
Security Description	Principal Amount	Value (Note 2)
Radio (continued)
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	$15,000	$12,525
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	91,341
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,100
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,800
		131,116
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.75% due 01/15/2027	20,000	19,296
American Tower Corp. Senior Notes 2.90% due 01/15/2030	38,000	36,622
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	26,332
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	56,224
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,254
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,307
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	108,877
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	44,635
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	10,000	9,889
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,102
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	8,400
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	9,250
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	8,864
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	8,000	6,058

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	$10,000	$10,100
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	9,700
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	19,756
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	16,448
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	12,600
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,613
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	11,850
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,250
Prologis LP Senior Notes 2.13% due 04/15/2027	8,000	7,607
Prologis LP Senior Notes 2.25% due 04/15/2030	18,000	16,448
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	13,200
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	23,576
		506,258
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,711
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,383
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*	5,000	4,214
		27,308
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	19,350
Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	$15,000	$15,191
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,426
		57,617
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	25,000	21,062
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	7,200
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	11,833
		19,033
Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	8,237
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	13,683
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	12,950
		34,870
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	13,842
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,025
		22,867
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,170
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	13,000	11,180
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	6,650
		17,830
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	10,000	2,300

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	$15,000	$12,975
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	35,350
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	20,000	15,346
		50,696
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	15,000	14,775
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	15,747
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	7,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	19,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	14,979
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	9,400
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	5,000	5,250
		82,026
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	14,780
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	13,650
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	14,581
		28,231
Security Description	Principal Amount	Value (Note 2)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	$5,000	$4,824
Telecom Services — 0.0%
Front Range BidCo., Inc. Senior Sec. Notes 4.00% due 03/01/2027*	5,000	4,781
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	5,000	4,750
		9,531
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	9,152
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,060
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	15,000	14,978
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	25,462
		54,652
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	68,203
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	44,029
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	36,682
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,530
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	10,000	9,175
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	30,000	7,800
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	15,000	14,909
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	269,831
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	10,000	9,950
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	39,977

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	$129,000	$146,714
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	12,717
		665,517
Television — 0.1%
CBS Corp. Senior Notes 2.90% due 01/15/2027	18,000	16,414
CBS Corp. Senior Notes 4.00% due 01/15/2026	6,000	5,891
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	17,820
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	25,000	24,875
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	12,413
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	30,000	28,826
		106,239
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	4,200
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	13,455
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,552
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	9,300
		31,507
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	17,600
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	20,000	20,556
Transactional Software — 0.0%
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	14,700
Security Description	Principal Amount	Value (Note 2)
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	$19,000	$18,525
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	16,914
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.65% due 08/28/2028	15,000	15,815
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	35,000	36,952
Total U.S. Corporate Bonds & Notes (cost $11,120,135)		10,746,578
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	5,000	3,375
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	13,347
		16,722
Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	46,952
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	15,000	14,175
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	13,086
		27,261
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,713
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	52,278
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	18,879
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	29,266
		110,136

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	$35,000	$37,717
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	4,914
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 4.88% due 02/15/2030*	5,000	3,798
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	13,011
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	17,200
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	18,600
		52,609
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,015
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	30,000
		31,015
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	36,965
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	15,000	13,388
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	18,550
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	14,761
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	61,500
		76,261
Security Description	Principal Amount	Value (Note 2)
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	$30,000	$29,185
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,450
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	13,983
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	4,856
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	20,227
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	59,617
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	4,863
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(13)	20,000	14,690
Titan Acquisition, Ltd./ Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	4,175
		18,865
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	5,000	4,734
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	5,000	4,728
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	25,000	25,257
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	49,250
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,050
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,281

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	$5,000	$5,132
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	15,567
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*	4,000	2,880
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	23,167
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	28,324
		179,370
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	8,700
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	14,625
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	21,000	20,326
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	9,000	9,042
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	50,589
		94,582
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	5,000	1,700
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	5,000	1,600
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	450
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	2,400
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	6,600
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	4,175	3,382
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	$15,000	$12,150
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	1,274
Valaris PLC Senior Notes 7.75% due 02/01/2026	5,000	462
		30,018
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	1,850
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	10,753
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	10,000	4,941
		17,544
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	4,843
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,669
		40,512
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,925
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	14,850
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	27,855
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	48,906
		76,761
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	14,250
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	4,619

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	$20,000	$19,100
		37,969
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	35,000	23,100
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	19,666
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/2039	12,000	12,200
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,937
Total Foreign Corporate Bonds & Notes (cost $1,325,628)		1,226,670
LOANS(8)(9)(10) — 0.1%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 4.49% (1 ML +3.50%) due 08/21/2026	24,875	22,201
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 4.28% (1 ML+3.50%) due 11/06/2024	39,324	33,819
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 5.93% (3 ML+3.75%) due 05/05/2024	4,591	3,788
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.70%-6.12% (3 ML +4.25%) due 06/21/2024	4,887	3,909
Chemicals-Specialty — 0.0%
Solenis Holdings LLC FRS BTL 5.61% (3ML+4.00%) due 06/26/2026	10,000	7,850
Security Description	Principal Amount	Value (Note 2)
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 4.76% (3 ML+3.00%) due 11/03/2023	$4,899	$4,385
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 4.95%-5.11% (3 ML+3.50%) due 09/07/2023	9,502	3,611
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 4.77% (1 ML+3.25%) due 06/30/2025	9,588	8,063
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 02/28/2025	9,800	5,880
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (1 ML +8.00%) due 02/28/2026	10,000	5,500
		11,380
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 4.58% (1 ML +3.00%) due 03/02/2027	45,000	40,275
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 4.45% (3 ML+3.00%) due 03/28/2025	19,551	16,325
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL-B 4.00% (1 ML+3.00%) due 05/30/2025	19,882	19,211
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS 1st Lien 6.36% (3 ML+4.75%) due 12/31/2022	5,000	1,350
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 10.25% (6 ML +9.25%) due 05/21/2024	14,923	1,865
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 3.75% (1 ML+2.75%) due 04/01/2024	6,814	6,031

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(8)(9)(10) (continued)
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc. FRS BTL 3.99% (1 ML+3.00%) due 02/19/2027	$10,000	$9,250
Total Loans (cost $246,896)		193,313
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	39,579
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,862
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	47,312
Total Municipal Bonds & Notes (cost $70,168)		104,753
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,557	2,890
7.50% due 10/01/2029	2,608	3,004
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HQA2, Class M2 3.25% (1 ML+2.3%) due 10/25/2048*(5)	10,000	8,152
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049*(5)	17,476	14,486
Series 2015-DN1, Class M3 5.10% (1 ML + 4.15%) due 01/25/2025(5)	122,095	116,254
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 15.14% (-2.56*1 ML+16.95) due 06/15/2034(5)(11).	6,752	8,279
Series 3065, Class DC 17.75% (-3*1 ML+19.86) due 03/15/2035(5)(11).	17,994	25,938
Series 3072, Class SM 21.21% (-3.67*1 ML+23.8) due 11/15/2035(5)(11).	10,646	18,552
		197,555
Federal National Mtg. Assoc. — 1.7%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039*(5)	12,000	9,759
Series 2014-C02, Class 2M2 3.55% (1 ML + 2.60%) due 05/25/2024(5)	51,734	47,051
Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-C01, Class 1M2 4.50% (1 ML+3.55%) due 07/25/2029(5)	$14,908	$13,638
Series 2015-C01, Class 1M2 5.25% (1 ML+4.30%) due 02/25/2025(5)	9,479	8,920
Series 2014-C04, Class 1M2 5.85% (1 ML+4.90%) due 11/25/2024(5)	208,032	197,956
Series 2016-C03, Class 1M2 6.25% (1 ML+5.30%) due 10/25/2028(5)	9,705	9,170
Series 2016-C02, Class 1M2 6.95% (1 ML+6.00%) due 09/25/2028(5)	204,545	199,592
Federal National Mtg. Assoc. 3.00% due 09/01/2046	562,125	593,123
3.00% due 10/01/2046	215,156	226,929
3.50% due 01/01/2047	23,549	24,974
4.00% due 09/01/2020	213	224
4.00% due 04/01/2049	794,493	845,174
4.50% due 09/01/2020	192	200
4.50% due 11/01/2020	125	130
5.00% due 03/01/2021	232	243
6.00% due 06/01/2036	1,034	1,188
6.50% due 06/01/2036	6,285	7,307
6.50% due 07/01/2036	2,587	3,057
6.50% due 09/01/2036	7,188	8,244
6.50% due 11/01/2036	19,470	22,696
7.00% due 06/01/2033	2,832	3,327
7.00% due 04/01/2035	4,249	5,046
7.50% due 04/01/2024	2,617	2,798
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C07, Class 1EB2 1.95% (1 ML + 1.00%) due 05/25/2030(5)	23,000	17,847
Series 2017-C02, Class 2ED3 2.30% (1 ML+1.35%) due 09/25/2029(5)	14,695	12,596
Series 2020-R01, Class 1M2 3.00% (1 ML + 2.05%) due 01/25/2040*(5)	22,000	13,090
Series 2018-C05, Class 1M2 3.30% (1 ML+2.35%) due 01/25/2031(5)	13,000	10,917
Series 2016-C04, Class 1M2 5.20% (1 ML+4.25%) due 01/25/2029(5)	204,114	191,839
Series 2015-C03, Class 2M2 5.95% (1 ML+5.00%) due 07/25/2025(5)	9,196	8,862
Series 2016-C01, Class 1M2 7.70% (1 ML + 6.75%) due 08/25/2028(5)	11,109	10,608

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(3)(5)(7)	$56,095	$803
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 17.41% (-3*1 ML+20.25) due 08/25/2035(5)(11).	4,878	6,899
Series 2005-122, Class SE 19.79% (-3.5*1 ML+23.1) due 11/25/2035(5)(11).	4,960	7,206
Series 2006-8, Class HP 21.10% (-3.67*1 ML+24.57) due 03/25/2036(5)(11).	10,756	18,772
		2,530,185
Government National Mtg. Assoc. — 0.7%
3.50% due April 30 TBA	1,000,000	1,053,991
5.50% due 11/20/2049	24,829	27,290
6.50% due 08/20/2037	10,917	12,611
6.50% due 09/20/2037	2,648	3,191
		1,097,083
Total U.S. Government Agencies (cost $3,875,826)		3,824,823
U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 1.8%
2.75% due 08/15/2042(12)(14)	1,780,000	2,298,286
3.00% due 02/15/2047	350,000	484,914
		2,783,200
United States Treasury Notes — 3.0%
1.63% due 10/31/2023	1,080,000	1,130,667
1.75% due 06/30/2022	540,000	558,563
1.88% due 11/30/2021	240,000	246,694
2.00% due 02/15/2022	530,000	547,701
2.13% due 12/31/2022	1,120,000	1,176,787
2.63% due 06/15/2021	890,000	916,804
		4,577,216
Total U.S. Government Treasuries (cost $6,447,144)		7,360,416
EXCHANGE-TRADED FUNDS — 2.8%
iShares Core MSCI Emerging Markets	6,064	245,410
SPDR S&P MidCap 400 ETF	1,920	504,730
SPDR S&P 500 Trust ETF	13,581	3,500,503
Total Exchange-Traded Funds (cost $4,234,598)		4,250,643
EQUITY CERTIFICATES — 0.1%
Beverages-Wine/Spirits — 0.1%
UBS AG — Wuliangye Yibin Co., Ltd.	7,100	115,312
Insurance-Life/Health — 0.0%
Merrill Lynch — Bupa Arabia for Cooperative Insurance Co.	1,084	26,372
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Hospitals — 0.0%
UBS AG — Aier Eye Hospital Group Co., Ltd.	12,500	$69,398
Total Equity Certificates (cost $239,539)		211,082
WARRANTS† — 0.1%
Commercial Services — 0.1%
Centre Testing International Group Co., Ltd. Expires 01/11/2021	37,200	80,504
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039	198	1,287
Total Warrants (cost $85,077)		81,791
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019(2)	$20,000	2
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020(2)	20,000	0
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†*	11,000	16
Vistra Energy Corp. CVR†(1)	1,362	1,453
Total Escrows And Litigation Trusts (cost $12)		1,472
Total Long-Term Investment Securities (cost $146,944,280)		138,363,920
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Commercial Paper — 2.3%
BPCE SA 1.74% due 04/02/2020	900,000	899,985
Chariot Funding LLC 1.71% due 04/20/2020	900,000	899,250
Export Development Canada 1.64% due 05/04/2020	900,000	898,986
Prudential PLC 1.66% due 05/20/2020	800,000	798,592
Total Short-Term Investment Securities (cost $3,495,984)		3,496,813
TOTAL INVESTMENTS (cost $150,440,264)(15)	93.4%	141,860,733
Other assets less liabilities	6.6	9,950,102
NET ASSETS	100.0%	$151,810,835

†  Non-income producing security

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $7,153,844 representing 4.7% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$0	$0	0.00%
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,453	1.07	0.00
				$1,453		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(11)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2020.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(15)  See Note 4 For cost of investments on a tax basis.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	U.S. Treasury 2 Year Notes	June 2020	$1,520,258	$1,542,680	$22,422
						Unrealized (Depreciation)
113	Long	E-Mini Russell 2000 Index	June 2020	$6,582,850	$6,483,940	$(98,910)
62	Short	S&P 500 E-Mini Index	June 2020	7,930,999	7,966,070	(35,071)
1	Short	U.S. Treasury 10 Year Notes	June 2020	137,094	138,687	(1,593)
						$(135,574)
Net Unrealized Appreciation (Depreciation)						$(113,152)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$8,776	11/25/2020	3 Month USD LIBOR-BBA plus 34 bps/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$(1,762,050)
Citibank N.A.	698	11/25/2020	3 Month USD LIBOR-BBA less 75 bps/Quarterly	Russell 1000 Index Total Return/ Quarterly	—	(53,908)
Citibank N.A.	7,620	11/25/2020	3 Month USD LIBOR-BBA plus 9 bps/Quarterly	Russell 1000 Index Total Return/ Quarterly	—	1,348,288
Net Unrealized Appreciation (Depreciation)					$—	$(467,670)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following list represents the components of the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Microsoft Corp.	3.2%	36	$280,493
Apple, Inc.	3.2	22	276,687
Alphabet, Inc., Class A	2.7	4	240,478
Verizon Communications, Inc.	2.6	87	227,937
JPMorgan Chase & Co.	2.2	44	193,778
Medtronic PLC	2.1	41	180,798
Mondelez International, Inc., Class A	2.0	72	176,650
Fidelity National Information Services, Inc.	2.0	30	175,967
Lockheed Martin Corp.	2.0	11	174,893
Honeywell International, Inc.	1.9	25	163,035
Texas Instruments, Inc.	1.8	32	157,863
Automatic Data Processing, Inc.	1.8	23	156,692
TJX Cos., Inc.	1.8	66	153,764
Starbucks Corp.	1.7	48	152,837
Johnson & Johnson	1.7	23	149,811
Intuit, Inc.	1.7	13	149,274
Amazon.com, Inc.	1.6	1	139,856
Leidos Holdings, Inc.	1.5	30	135,757
Allstate Corp.	1.5	29	131,024
Intercontinental Exchange, Inc.	1.4	32	125,509
Exelon Corp.	1.4	69	123,655

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Common Stocks	Percentage*	Shares	Value
Waste Management, Inc.	1.4%	27	$119,946
Kinder Morgan, Inc.	1.4	175	118,970
Walt Disney Co.	1.4	25	118,922
US Bancorp	1.3	67	112,724
Baxter International, Inc.	1.3	28	110,187
Cisco Systems, Inc.	1.2	55	105,941
DTE Energy Co.	1.2	23	105,893
Hershey Co.	1.2	16	105,746
Take-Two Interactive Software, Inc.	1.1	17	98,719
Cognizant Technology Solutions Corp., Class A	1.1	43	96,816
Sysco Corp.	1.1	43	94,962
Merck & Co., Inc.	1.1	25	94,766
Pfizer, Inc.	1.0	58	91,839
Omnicom Group, Inc.	1.0	34	91,497
Procter & Gamble Co.	1.0	17	90,179
eBay, Inc.	1.0	61	89,057
Ross Stores, Inc.	1.0	21	87,593
Charter Communications, Inc., Class A	1.0	4	87,398
Garmin, Ltd.	1.0	23	83,640
Bristol-Myers Squibb Co.	1.0	31	83,445
Annaly Capital Management, Inc.	0.9	332	82,030
QIAGEN NV	0.9	40	81,786
Eli Lilly & Co.	0.9	11	75,735
PepsiCo, Inc.	0.9	13	75,247
Amgen, Inc.	0.9	8	74,613
Synopsys, Inc.	0.8	12	73,588
Exxon Mobil Corp.	0.8	40	73,198
VICI Properties, Inc.	0.8	89	72,124
American Electric Power Co., Inc.	0.8	18	70,904
AutoZone, Inc.	0.8	2	70,074
Western Union Co.	0.8	78	69,001
Juniper Networks, Inc.	0.8	72	67,147
F5 Networks, Inc.	0.8	13	65,829
Trane Technologies PLC	0.7	16	65,097
Coca-Cola Co.	0.7	29	63,584
AGNC Investment Corp.	0.7	123	63,389
Equity Residential	0.7	21	62,511
Teledyne Technologies, Inc.	0.7	4	62,120
Hologic, Inc.	0.7	35	60,168
Biogen, Inc.	0.7	4	59,973
Cadence Design Systems, Inc.	0.6	17	55,142
Cabot Oil & Gas Corp.	0.6	66	55,093
Delta Air Lines, Inc.	0.6	37	50,994
Facebook, Inc., Class A	0.6	6	48,554
Republic Services, Inc.	0.6	13	48,506
Maxim Integrated Products, Inc.	0.5	20	48,115
Berry Global Group, Inc.	0.5	29	47,969
Loews Corp.	0.5	27	46,456
Black Knight, Inc.	0.5	15	42,894
Zoetis, Inc.	0.5	7	42,796
Chemed Corp.	0.5	2	40,991
Laboratory Corp. of America Holdings	0.5	6	39,966
Amdocs, Ltd.	0.4	15	38,941
American Homes 4 Rent, Class A	0.4	34	38,258
Ecolab, Inc.	0.4	5	37,819
AbbVie, Inc.	0.4	10	36,989
Vornado Realty Trust	0.4	20	35,916
Genpact, Ltd.	0.4	25	35,916
Paychex, Inc.	0.4	11	33,915
KLA Corp.	0.4	5	33,524
NewMarket Corp.	0.4	2	32,988

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Common Stocks	Percentage*	Shares	Value
Quest Diagnostics, Inc.	0.4%	8	$32,695
Chevron Corp.	0.4	9	31,085
HEICO Corp.	0.4	8	30,841
Gaming and Leisure Properties, Inc.	0.3	22	30,353
Gilead Sciences, Inc.	0.3	8	30,304
Reliance Steel & Aluminum Co.	0.3	7	29,621
Camden Property Trust	0.3	8	29,230
Allison Transmission Holdings, Inc.	0.3	18	29,035
UDR, Inc.	0.3	16	28,547
Axalta Coating Systems, Ltd.	0.3	31	26,449
US Foods Holding Corp.	0.3	29	25,424
Occidental Petroleum Corp.	0.3	43	24,546
McDonald's Corp.	0.3	3	24,106
Accenture PLC, Class A	0.3	3	23,179
New Residential Investment Corp.	0.3	95	23,130
HP, Inc.	0.3	27	22,935
American Financial Group, Inc.	0.3	7	22,740
Starwood Property Trust, Inc.	0.3	45	22,496
Allergan PLC	0.3	3	22,496
Equity Commonwealth	0.3	14	22,350
Zimmer Biomet Holdings, Inc.	0.2	4	21,471
Thermo Fisher Scientific, Inc.	0.2	1	20,007
DXC Technology Co.	0.2	31	19,568
Bright Horizons Family Solutions, Inc.	0.2	4	18,836
Chimera Investment Corp.	0.2	41	18,299
Vertex Pharmaceuticals, Inc.	0.2	1	17,323
Ingersoll-Rand PLC	0.2	14	17,323
AT&T, Inc.	0.2	12	17,323
Reinsurance Group of America, Inc.	0.2	4	16,787
Broadridge Financial Solutions, Inc.	0.2	3	15,176
CenterPoint Energy, Inc.	0.2	20	15,128
Silgan Holdings, Inc.	0.2	10	14,688
MGIC Investment Corp.	0.1	42	12,932
Duke Realty Corp.	0.1	7	11,809
Equity LifeStyle Properties, Inc.	0.1	4	10,736
AptarGroup, Inc.	0.1	2	9,320
General Dynamics Corp.	0.1	1	7,466
Jazz Pharmaceuticals PLC	0.1	1	6,588
MFA Financial, Inc.	0.1	75	5,661
Colgate-Palmolive Co.	0.1	2	5,319
Two Harbors Investment Corp.	0.0	26	4,782
Union Pacific Corp.	0.0	1	4,636
Pinnacle West Capital Corp.	0.0	1	4,392
Chubb, Ltd.	0.0	1	4,099
United Continental Holdings, Inc.	0.0	2	3,465
ServiceMaster Global Holdings, Inc.	0.0	2	3,269
Sabre Corp.	0.0	11	3,221
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$8,776,044

*  Represents the weighting of the component in the custom basket.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	HKD	3,082,000	USD	396,459	05/20/2020	$—	$(1,006)
Citibank N.A.	DKK	632,700	USD	94,483	06/17/2020	753	—
	USD	84,545	GBP	65,400	06/17/2020	—	(3,203)
						753	(3,203)
Goldman Sachs International	USD	244,536	JPY	26,560,500	05/20/2020	3,010	—
HSBC Bank USA	CNH	193,000	USD	27,531	05/20/2020	333	—
	USD	948,551	EUR	848,800	06/17/2020	—	(9,690)
	USD	294,011	GBP	227,500	06/17/2020	—	(11,056)
						333	(20,746)
JPMorgan Chase Bank	KRW	491,580,900	USD	413,876	05/20/2020	10,021	—
	NOK	450,600	USD	48,539	06/17/2020	5,185	—
	USD	263,242	AUD	379,000	04/15/2020	—	(30,103)
	USD	556,302	JPY	60,414,100	05/20/2020	6,762	—
	USD	386,412	KRW	456,835,800	05/20/2020	—	(11,102)
	USD	159,589	SGD	218,600	05/20/2020	—	(5,676)
	USD	722,409	CHF	688,100	06/17/2020	—	(4,906)
	USD	604,728	GBP	467,800	06/17/2020	—	(22,900)
						21,968	(74,687)
NatWest Markets PLC	SEK	2,050,900	USD	217,818	06/17/2020	10,153	—
State Street Bank and Trust Co.	USD	12,694	ILS	43,900	04/16/2020	—	(293)
	USD	50,304	JPY	5,464,500	05/20/2020	625	—
						625	(293)
UBS AG	AUD	861,300	USD	561,133	04/15/2020	31,312	—
	USD	353,004	AUD	508,300	04/15/2020	—	(40,327)
	USD	25,891	CAD	33,600	04/15/2020	—	(2,011)
	USD	389,445	HKD	3,023,400	05/20/2020	463	—
	USD	414,200	EUR	366,100	06/17/2020	—	(9,256)
						31,775	(51,594)
Westpac Banking Corp.	USD	19,339	CAD	25,100	04/15/2020	—	(1,502)
Net Unrealized Appreciation (Depreciation)						$68,617	$(153,031)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$—	$86,335	**	$0	$86,335
Other Industries	82,226,676	24,492,807	**	—	106,719,483
Preferred Securities	11,896	—		—	11,896
Preferred Securities/Capital Securities	—	498,408		—	498,408
Asset Backed Securities	—	3,033,620		—	3,033,620
Convertible Bonds & Notes	—	12,637		—	12,637
U.S. Corporate Bonds & Notes	—	10,746,578		—	10,746,578
Foreign Corporate Bonds & Notes	—	1,226,670		—	1,226,670
Loans	—	193,313		—	193,313
Municipal Bonds & Notes	—	104,753		—	104,753
U.S. Government Agencies	—	3,824,823		—	3,824,823
U.S. Government Treasuries	—	7,360,416		—	7,360,416
Exchange-Traded Funds	4,250,643	—		—	4,250,643
Equity Certificates	—	211,082		—	211,082
Warrants	—	81,791		—	81,791
Escrows and Litigation Trusts	—	1,469		3	1,472
Short-Term Investment Securities	—	3,496,813		—	3,496,813
Total Investments at Value	$86,489,215	$55,371,515		$3	$141,860,733
Other Financial Instruments:†
Futures Contracts	$22,422	$—		$—	$22,422
Over the Counter Total Return Swap Contracts	—	1,348,288		—	1,348,288
Forward Foreign Currency Contracts	—	68,617		—	68,617
Total Other Financial Instruments	$22,422	$1,416,905		$—	$1,439,327
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$135,574	$—		$—	$135,574
Over the Counter Total Return Swap Contracts	—	1,815,958		—	1,815,958
Forward Foreign Currency Contracts	—	153,031		—	153,031
Total Other Financial Instruments	$135,574	$1,968,989		$—	$2,104,563

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Applications Software	11.6%
E-Commerce/Products	11.2
Internet Content-Entertainment	8.2
Finance-Credit Card	6.9
Web Portals/ISP	6.0
Computers	4.7
Commercial Services-Finance	4.7
Medical-HMO	4.5
Data Processing/Management	3.5
Registered Investment Companies	3.5
Medical-Biomedical/Gene	2.3
E-Commerce/Services	2.2
Electronic Components-Semiconductors	2.0
Medical Instruments	2.0
Electronic Measurement Instruments	1.8
Enterprise Software/Service	1.7
Retail-Apparel/Shoe	1.5
Auto-Cars/Light Trucks	1.4
Aerospace/Defense	1.4
Internet Content-Information/News	1.4
Medical Products	1.4
Computer Software	1.2
Casino Hotels	1.2
Pharmacy Services	1.2
Semiconductor Equipment	1.1
Retail-Discount	1.0
Software Tools	0.7
Drug Delivery Systems	0.7
Medical-Hospitals	0.7
Diversified Manufacturing Operations	0.7
Machinery-General Industrial	0.7
Retail-Restaurants	0.6
Electric-Distribution	0.6
Industrial Gases	0.6
Insurance-Multi-line	0.6
Medical-Drugs	0.5
Diversified Financial Services	0.5
Commercial Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Transport-Truck	0.4
Transport-Rail	0.4
Oil Companies-Exploration & Production	0.4
Electronic Forms	0.4
Diversified Banking Institutions	0.4
Hotels/Motels	0.4
Communications Software	0.4
Finance-Investment Banker/Broker	0.4
Retail-Perfume & Cosmetics	0.3
Decision Support Software	0.2
Retail-Automobile	0.2
Investment Management/Advisor Services	0.1
101.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.3%
Aerospace/Defense — 1.4%
Boeing Co.	22,156	$3,304,346
Teledyne Technologies, Inc.†	6,591	1,959,306
		5,263,652
Applications Software — 11.3%
Intuit, Inc.	24,715	5,684,450
Microsoft Corp.	159,634	25,175,878
salesforce.com, Inc.†	44,461	6,401,495
ServiceNow, Inc.†	12,886	3,692,870
Stripe, Inc., Class B†(1)(2)	10,760	124,934
		41,079,627
Auto-Cars/Light Trucks — 0.9%
Ferrari NV	22,116	3,374,238
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	33,881	1,668,300
Casino Hotels — 1.2%
Las Vegas Sands Corp.	52,005	2,208,652
Wynn Resorts, Ltd.	36,392	2,190,435
		4,399,087
Commercial Services — 0.5%
Cintas Corp.	10,000	1,732,200
Commercial Services-Finance — 4.7%
Equifax, Inc.	18,035	2,154,281
Global Payments, Inc.	31,371	4,524,639
PayPal Holdings, Inc.†	44,284	4,239,750
S&P Global, Inc.	10,251	2,512,008
TransUnion	55,423	3,667,894
		17,098,572
Communications Software — 0.4%
Slack Technologies, Inc., Class A†	49,769	1,335,800
Computer Software — 1.2%
Datadog, Inc., Class A†	27,900	1,003,842
Splunk, Inc.†	27,142	3,426,135
		4,429,977
Computers — 4.7%
Apple, Inc.	67,901	17,266,545
Data Processing/Management — 3.5%
Fidelity National Information Services, Inc.	62,840	7,643,858
Fiserv, Inc.†	54,487	5,175,720
		12,819,578
Decision Support Software — 0.2%
MSCI, Inc.	2,925	845,208
Diversified Banking Institutions — 0.4%
Goldman Sachs Group, Inc.	9,500	1,468,605
Diversified Financial Services — 0.5%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,748,963
Diversified Manufacturing Operations — 0.7%
General Electric Co.	303,600	2,410,584
Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	11,567	2,657,750
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 11.2%
Alibaba Group Holding, Ltd. ADR†	43,167	$8,395,118
Amazon.com, Inc.†	16,688	32,536,928
		40,932,046
E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	1,547	2,081,210
IAC/InterActiveCorp†	10,635	1,906,111
Match Group, Inc.†	18,743	1,237,788
		5,225,109
Electric-Distribution — 0.6%
Sempra Energy	18,886	2,133,929
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	52,000	2,364,960
Marvell Technology Group, Ltd.	122,459	2,771,247
NVIDIA Corp.	8,300	2,187,880
		7,324,087
Electronic Forms — 0.4%
Adobe, Inc.†	4,800	1,527,552
Electronic Measurement Instruments — 1.8%
Fortive Corp.	45,072	2,487,524
Roper Technologies, Inc.	12,500	3,897,625
		6,385,149
Enterprise Software/Service — 1.6%
Paycom Software, Inc.†	10,069	2,034,039
Snowflake, Inc., Class B†(1)(2)	997	38,654
Temenos AG	15,793	2,070,850
Workday, Inc., Class A†	13,694	1,783,232
		5,926,775
Finance-Credit Card — 6.9%
Mastercard, Inc., Class A	50,114	12,105,538
Visa, Inc., Class A	81,240	13,089,389
		25,194,927
Finance-Investment Banker/Broker — 0.4%
TD Ameritrade Holding Corp.	37,287	1,292,367
Hotels/Motels — 0.4%
Marriott International, Inc., Class A	19,121	1,430,442
Industrial Gases — 0.6%
Linde PLC	12,000	2,076,000
Insurance-Multi-line — 0.6%
Chubb, Ltd.	18,526	2,069,169
Internet Content-Entertainment — 8.2%
Facebook, Inc., Class A†	106,913	17,833,088
Netflix, Inc.†	24,833	9,324,792
Snap, Inc., Class A†	218,226	2,594,707
		29,752,587
Internet Content-Information/News — 1.4%
Spotify Technology SA†	17,000	2,064,480
Tencent Holdings, Ltd.	64,100	3,125,617
		5,190,097
Investment Management/Advisor Services — 0.1%
XP, Inc., Class A†	13,350	257,521

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 0.7%
Hexagon AB, Class B	12,649	$539,525
Westinghouse Air Brake Technologies Corp.	38,124	1,834,908
		2,374,433
Medical Instruments — 2.0%
Alcon, Inc.†	36,225	1,848,635
Intuitive Surgical, Inc.†	10,887	5,391,351
		7,239,986
Medical Products — 1.4%
Stryker Corp.	30,288	5,042,649
Medical-Biomedical/Gene — 2.3%
Biogen, Inc.†	7,700	2,436,126
Incyte Corp.†	12,448	911,567
Vertex Pharmaceuticals, Inc.†	21,854	5,200,159
		8,547,852
Medical-Drugs — 0.5%
AbbVie, Inc.	24,000	1,828,560
Medical-HMO — 4.5%
Anthem, Inc.	16,226	3,683,951
Centene Corp.†	77,980	4,632,792
Humana, Inc.	3,500	1,099,070
UnitedHealth Group, Inc.	27,331	6,815,805
		16,231,618
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	27,399	2,461,800
Oil Companies-Exploration & Production — 0.4%
Concho Resources, Inc.	13,600	582,760
Pioneer Natural Resources Co.	14,014	983,082
		1,565,842
Pharmacy Services — 1.2%
Cigna Corp.	24,070	4,264,723
Retail-Apparel/Shoe — 1.5%
Lululemon Athletica, Inc.†	15,916	3,016,878
Ross Stores, Inc.	27,548	2,395,849
		5,412,727
Retail-Automobile — 0.2%
Carvana Co.†	14,285	786,961
Retail-Discount — 1.0%
Dollar Tree, Inc.†	24,820	1,823,525
Dollarama, Inc.	60,479	1,677,752
		3,501,277
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	5,813	1,021,344
Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	3,271	2,140,542
Semiconductor Equipment — 1.1%
ASML Holding NV	14,904	3,899,483
Software Tools — 0.7%
VMware, Inc., Class A†	22,298	2,700,288
Security Description	Shares	Value (Note 2)
Transport-Rail — 0.4%
Union Pacific Corp.	11,400	$1,607,856
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	17,798	1,641,510
Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	10,060	11,689,217
Alphabet, Inc., Class C†	8,866	10,309,473
		21,998,690
Total Common Stocks (cost $291,445,689)		350,584,584
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)	26,666	560,844
Magic Leap, Inc., Series D†(1)(2)	16,678	375,105
		935,949
Auto-Cars/Light Trucks — 0.5%
Aurora Innovation, Inc., Series B†(1)(2)	35,120	240,144
GM Cruise Holdings, LLC Class F†(1)(2)	33,800	456,469
Rivian Automotive, Inc., Series D†(1)(2)	114,924	1,238,191
		1,934,804
E-Commerce/Services — 0.8%
Airbnb, Inc., Series D†(1)(2)	13,329	1,135,009
Airbnb, Inc., Series E†(1)(2)	8,841	752,841
DoorDash, Inc., Series G†(1)(2)	1,701	238,779
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	717,919
		2,844,548
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	12,136	353,400
UiPath, Inc., Series D-2†(1)(2)	2,038	59,347
		412,747
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	45,353
Total Convertible Preferred Securities (cost $6,423,531)		6,173,401
Total Long-Term Investment Securities (cost $297,869,220)		356,757,985
SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(3)	500,399	500,399
T. Rowe Price Government Reserve Fund 0.95%(3)	12,230,542	12,230,542
Total Short-Term Investment Securities (cost $12,730,941)		12,730,941
TOTAL INVESTMENTS (cost $310,600,161)(4)	101.5%	369,488,926
Liabilities in excess of other assets	(1.5)	(5,476,534)
NET ASSETS	100.0%	$364,012,392

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$1,748,963	$7.02	0.48%
Snowflake, Inc., Class B	03/17/2020	997	38,670	38,654	38.77	0.01
Stripe, Inc., Class B	12/17/2019	10,760	168,824	124,934	11.61	0.03
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,135,009	85.15	0.31
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	752,841	85.15	0.21
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Aurora Innovation, Inc., Series B	03/01/2019	35,120	$324,519	$240,144	$6.84	0.07%
DoorDash, Inc., Series G	11/12/2019	1,701	322,675	238,779	140.38	0.07
GM Cruise Holdings, LLC, Class F	05/04/2019	33,800	616,850	456,469	13.51	0.13
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	560,844	21.03	0.15
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	375,105	22.49	0.10
UiPath, Inc., Series D-1	04/26/2019	12,136	477,572	353,400	29.12	0.10
UiPath, Inc., Series D-2	04/26/2019	2,038	80,199	59,347	29.12	0.02
Rivian Automotive, Inc., Series D	12/23/2019	114,924	1,234,744	1,238,191	10.77	0.34
WeWork Cos., Inc., Series E	06/23/2015	12,598	440,655	45,353	3.60	0.01
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	717,919	37.69	0.20
				$8,085,952		2.23%

(3)  The rate shown is the 7-day yield as of March 31, 2020.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$40,954,693	$—		$124,934	$41,079,627
Diversified Financial Services	—	—		1,748,963	1,748,963
Enterprise Software/Service	3,817,271	2,070,850	**	38,654	5,926,775
Other Industries	296,315,442	5,513,777	**	—	301,829,219
Convertible Preferred Securities	—	—		6,173,401	6,173,401
Short-Term Investment Securities	12,730,941	—		—	12,730,941
Total Investments at Value	$353,818,347	$7,584,627		$8,085,952	$369,488,926

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$1,468,665	$6,814,638
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	11,231	16,888
Realized Loss	(13,504)	(340,469)
Change in unrealized appreciation (1)	351,287	3,448
Change in unrealized depreciation (1)	(56,723)	(2,309,591)
Net purchases	207,495	2,732,039
Net Sales	(55,900)	(743,552)
Transfers into Level 3		—
Transfers out of Level 3	—	—
Balance as of March 31, 2020	$1,912,551	$6,173,401

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$307,381	$(2,182,822)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,787,617	Market Approach	Transaction Price*	$7.02 - $38.77 ($22.90)
	$124,934	Market Approach	Transaction Price*	$15.69
			Discount for Market Volatility	26.0%
Convertible Preferred Securities	$1,238,191	Market Approach	Transaction Price*	$10.744
	$2,066,058	Market Approach	Transaction Price*	$9.2403 - $189.6971 ($57.8038)
			Discount for Market Volatility	26.0%
	$935,949	Market Approach	Transaction Price*	$27.00
			Liquidation Preference*	$23.033 - $27.00 ($25.0165)
			Discount for Market Volatility	26.0%
	$45,353	Market Approach	Strike price stock options*	$4.00
			Discount for Lack of Marketability	10.0%
	$1,887,850	Market Approach	Last Twelve Months Revenue Multiple*	5.64x
			2021 Estimated Revenue Multiple*	3.60x - 4.80x (4.20x)
			2021 Estimated Gross Profit Multiple*	3.90x
			2022 Estimated Revenue Multiple*	3.20x
			2022 Estimated Gross Profit Multiple*	3.50x
			2023 Estimated Revenue Multiple*	3.00x
			2023 Estimated Gross Profit Multiple*	3.40x
			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Applications Software	9.4%
E-Commerce/Products	6.6
Enterprise Software/Service	5.5
Computers	5.3
Web Portals/ISP	5.1
Internet Content-Entertainment	4.9
Medical-Drugs	3.8
Finance-Credit Card	3.4
Medical Instruments	3.1
Electronic Components-Semiconductors	2.6
Commercial Services-Finance	2.3
Chemicals-Specialty	1.9
Web Hosting/Design	1.9
Retail-Restaurants	1.8
Registered Investment Companies	1.8
Athletic Footwear	1.7
Real Estate Investment Trusts	1.7
Medical-Biomedical/Gene	1.4
Internet Content-Information/News	1.4
Diagnostic Equipment	1.4
Cosmetics & Toiletries	1.4
Beverages-Non-alcoholic	1.3
Finance-Other Services	1.3
Aerospace/Defense	1.2
Transport-Rail	1.2
Electronic Forms	1.2
Medical-HMO	1.1
Aerospace/Defense-Equipment	1.1
Exchange-Traded Funds	1.0
Communications Software	1.0
Internet Application Software	1.0
Entertainment Software	1.0
Computer Software	0.8
Coatings/Paint	0.8
Consulting Services	0.8
Multimedia	0.8
Retail-Discount	0.8
Medical Products	0.7
Computer Aided Design	0.7
Semiconductor Components-Integrated Circuits	0.7
Electronic Measurement Instruments	0.7
Data Processing/Management	0.7
Computer Services	0.6
Retail-Apparel/Shoe	0.6
Industrial Gases	0.6
Containers-Metal/Glass	0.5
Instruments-Controls	0.5
Building-Maintenance & Services	0.5
Distribution/Wholesale	0.5
Retail-Building Products	0.5
Cable/Satellite TV	0.4
Electronic Connectors	0.4
Diversified Banking Institutions	0.4
Therapeutics	0.4
Machinery-Farming	0.3
Semiconductor Equipment	0.3
Finance-Investment Banker/Broker	0.3
Food-Misc./Diversified	0.2
E-Commerce/Services	0.2
Tobacco	0.2
Auto-Cars/Light Trucks	0.2%
Building Products-Cement	0.2
Retail-Perfume & Cosmetics	0.2
Insurance Brokers	0.2
Pipelines	0.2
Food-Confectionery	0.2
Auto/Truck Parts & Equipment-Original	0.2
Oil Companies-Exploration & Production	0.2
Electric-Integrated	0.2
Casino Hotels	0.2
Patient Monitoring Equipment	0.2
Insurance-Property/Casualty	0.2
Retail-Major Department Stores	0.2
Investment Management/Advisor Services	0.1
Chemicals-Diversified	0.1
Diversified Manufacturing Operations	0.1
Apparel Manufacturers	0.1
Retail-Auto Parts	0.1
Hotels/Motels	0.1
Machinery-Construction & Mining	0.1
Transport-Services	0.1
Auto-Heavy Duty Trucks	0.1
Electric Products-Misc.	0.1
Tools-Hand Held	0.1
Non-Hazardous Waste Disposal	0.1
Building-Residential/Commercial	0.1
Decision Support Software	0.1
Wireless Equipment	0.1
Consumer Products-Misc.	0.1
Options Purchased	0.1
Respiratory Products	0.1
Diagnostic Kits	0.1
Machinery-Pumps	0.1
Transport-Truck	0.1
Dental Supplies & Equipment	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Aerospace/Defense — 1.2%
Boeing Co.	11,458	$1,708,846
Lockheed Martin Corp.	2,862	970,075
Northrop Grumman Corp.	6,383	1,931,177
Raytheon Co.	1,927	252,726
TransDigm Group, Inc.	574	183,789
		5,046,613
Aerospace/Defense-Equipment — 1.1%
Arconic, Inc.	2,233	35,862
HEICO Corp., Class A	56,532	3,612,395
L3Harris Technologies, Inc.	2,549	459,126
United Technologies Corp.	4,958	467,688
		4,575,071
Apparel Manufacturers — 0.1%
PVH Corp.	10,460	393,714
VF Corp.	2,001	108,214
		501,928
Applications Software — 9.4%
Intuit, Inc.	3,001	690,230
Microsoft Corp.	161,188	25,420,960
salesforce.com, Inc.†	23,681	3,409,590
ServiceNow, Inc.†	37,897	10,860,522
		40,381,302
Athletic Footwear — 1.7%
NIKE, Inc., Class B	88,009	7,281,865
Auto-Cars/Light Trucks — 0.2%
Tesla, Inc.†	1,670	875,080
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,113	150,611
PACCAR, Inc.	3,988	243,787
		394,398
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	15,428	759,675
Banks-Commercial — 0.0%
First Republic Bank	952	78,331
SVB Financial Group†	380	57,410
		135,741
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	61,451	2,719,207
Monster Beverage Corp.†	34,444	1,937,819
PepsiCo, Inc.	7,717	926,812
		5,583,838
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,101	116,627
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,605	69,416
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	3,674	695,231
Vulcan Materials Co.	1,526	164,915
		860,146
Security Description	Shares	Value (Note 2)
Building Products-Wood — 0.0%
Masco Corp.	3,276	$113,251
Building-Maintenance & Services — 0.5%
Rollins, Inc.	62,713	2,266,448
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,866	131,444
NVR, Inc.†	41	105,333
PulteGroup, Inc.	2,937	65,554
		302,331
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,808	788,848
Comcast Corp., Class A	29,312	1,007,747
		1,796,595
Casino Hotels — 0.2%
Las Vegas Sands Corp.	14,116	599,506
MGM Resorts International	3,622	42,740
Wynn Resorts, Ltd.	1,114	67,052
		709,298
Chemicals-Diversified — 0.1%
Celanese Corp.	1,394	102,306
Dow, Inc.	8,550	250,002
FMC Corp.	1,494	122,045
PPG Industries, Inc.	1,391	116,287
		590,640
Chemicals-Specialty — 1.9%
Ecolab, Inc.	52,555	8,189,646
Coatings/Paint — 0.8%
Sherwin-Williams Co.	7,442	3,419,748
Commercial Services — 0.0%
Cintas Corp.	967	167,503
Quanta Services, Inc.	738	23,417
		190,920
Commercial Services-Finance — 2.3%
Adyen NV†*	3,030	2,564,372
Automatic Data Processing, Inc.	3,093	422,751
Equifax, Inc.	838	100,099
FleetCor Technologies, Inc.†	1,001	186,727
Global Payments, Inc.	1,698	244,902
IHS Markit, Ltd.	3,375	202,500
MarketAxess Holdings, Inc.	437	145,333
Moody's Corp.	1,872	395,928
PayPal Holdings, Inc.†	36,749	3,518,349
S&P Global, Inc.	8,720	2,136,836
		9,917,797
Communications Software — 1.0%
Slack Technologies, Inc., Class A†	160,997	4,321,160
Computer Aided Design — 0.7%
ANSYS, Inc.†	987	229,448
Autodesk, Inc.†	14,859	2,319,490
Cadence Design Systems, Inc.†	3,235	213,639
Synopsys, Inc.†	1,733	223,193
		2,985,770

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Data Security — 0.0%
Fortinet, Inc.†	1,637	$165,615
Computer Services — 0.6%
Accenture PLC, Class A	15,622	2,550,448
Leidos Holdings, Inc.	767	70,295
		2,620,743
Computer Software — 0.8%
Akamai Technologies, Inc.†	1,341	122,688
Citrix Systems, Inc.	690	97,669
Twilio, Inc., Class A†	36,085	3,229,247
		3,449,604
Computers — 5.3%
Apple, Inc.	88,599	22,529,840
Computers-Memory Devices — 0.0%
NetApp, Inc.	1,211	50,487
Seagate Technology PLC	1,600	78,080
		128,567
Consulting Services — 0.8%
Gartner, Inc.†	1,032	102,756
Verisk Analytics, Inc.	23,683	3,300,937
		3,403,693
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,937	247,684
Containers-Metal/Glass — 0.5%
Ball Corp.	35,840	2,317,414
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	4,447	295,103
Coty, Inc., Class A	1,602	8,266
Estee Lauder Cos., Inc., Class A	23,023	3,668,485
Procter & Gamble Co.	16,677	1,834,470
		5,806,324
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	925	87,718
Fidelity National Information Services, Inc.	15,116	1,838,710
Fiserv, Inc.†	6,585	625,509
Jack Henry & Associates, Inc.	462	71,721
Paychex, Inc.	2,461	154,846
		2,778,504
Decision Support Software — 0.1%
MSCI, Inc.	977	282,314
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	827	143,857
DENTSPLY SIRONA, Inc.	1,359	52,770
		196,627
Diagnostic Equipment — 1.4%
10X Genomics, Inc., Class A†	5,633	351,048
Adaptive Biotechnologies Corp.†	11,592	322,026
Danaher Corp.	29,091	4,026,485
Thermo Fisher Scientific, Inc.	4,623	1,311,083
		6,010,642
Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	989	$239,575
Disposable Medical Products — 0.0%
Teleflex, Inc.	534	156,387
Distribution/Wholesale — 0.5%
Copart, Inc.†	30,402	2,083,145
Fastenal Co.	4,629	144,656
LKQ Corp.†	1,838	37,698
		2,265,499
Diversified Banking Institutions — 0.4%
JPMorgan Chase & Co.	17,359	1,562,831
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	2,058	292,483
Parker-Hannifin Corp.	815	105,730
Trane Technologies PLC	1,713	141,477
		539,690
E-Commerce/Products — 6.6%
Amazon.com, Inc.†	14,264	27,810,806
eBay, Inc.	8,817	265,039
		28,075,845
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	483	649,790
Lyft, Inc., Class A†	9,884	265,385
		915,175
E-Services/Consulting — 0.0%
CDW Corp.	1,657	154,548
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,635	189,773
Emerson Electric Co.	3,793	180,736
		370,509
Electric-Distribution — 0.0%
Sempra Energy	1,462	165,191
Electric-Integrated — 0.2%
NextEra Energy, Inc.	2,987	718,732
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,666	124,883
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	13,486	613,343
Broadcom, Inc.	4,574	1,084,495
Intel Corp.	28,588	1,547,183
IPG Photonics Corp.†	205	22,607
Microchip Technology, Inc.	2,755	186,789
Micron Technology, Inc.†	12,764	536,854
NVIDIA Corp.	22,995	6,061,482
Qorvo, Inc.†	1,339	107,964
Skyworks Solutions, Inc.	1,139	101,804
Texas Instruments, Inc.	6,683	667,832
Xilinx, Inc.	1,797	140,058
		11,070,411
Electronic Connectors — 0.4%
Amphenol Corp., Class A	19,927	1,452,280
TE Connectivity, Ltd.	1,928	121,425
		1,573,705

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Forms — 1.2%
Adobe, Inc.†	15,805	$5,029,783
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	2,033	145,603
FLIR Systems, Inc.	742	23,662
Keysight Technologies, Inc.†	2,163	181,000
Roper Technologies, Inc.	7,818	2,437,731
		2,787,996
Electronic Security Devices — 0.0%
Allegion PLC	1,071	98,553
Enterprise Software/Service — 5.5%
Atlassian Corp. PLC, Class A†	27,477	3,771,493
Coupa Software, Inc.†	28,684	4,008,015
Oracle Corp.	14,988	724,370
Paycom Software, Inc.†	566	114,338
Veeva Systems, Inc., Class A†	46,308	7,241,182
Workday, Inc., Class A†	59,406	7,735,849
		23,595,247
Entertainment Software — 1.0%
Activision Blizzard, Inc.	38,449	2,286,947
Electronic Arts, Inc.†	1,785	178,803
Take-Two Interactive Software, Inc.†	13,972	1,657,219
		4,122,969
Finance-Consumer Loans — 0.0%
Synchrony Financial	6,508	104,714
Finance-Credit Card — 3.4%
American Express Co.	4,642	397,402
Discover Financial Services	2,240	79,901
Mastercard, Inc., Class A	25,671	6,201,087
Visa, Inc., Class A	48,535	7,819,959
Western Union Co.	4,834	87,640
		14,585,989
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	33,469	1,125,228
Finance-Other Services — 1.3%
Cboe Global Markets, Inc.	9,494	847,340
CME Group, Inc.	10,365	1,792,212
Intercontinental Exchange, Inc.	34,144	2,757,128
Nasdaq, Inc.	621	58,964
		5,455,644
Food-Confectionery — 0.2%
Hershey Co.	1,146	151,845
Mondelez International, Inc., Class A	12,214	611,677
		763,522
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,634	94,560
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	857	39,559
Lamb Weston Holdings, Inc.	926	52,875
McCormick & Co., Inc.	6,380	900,920
		993,354
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	2,647	120,783
Security Description	Shares	Value (Note 2)
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,002	$26,733
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,254	222,053
Marriott International, Inc., Class A	3,129	234,080
		456,133
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,901	79,081
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	760	114,692
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,541	507,209
Linde PLC	10,882	1,882,586
		2,389,795
Instruments-Controls — 0.5%
Honeywell International, Inc.	16,099	2,153,885
Mettler-Toledo International, Inc.†	177	122,221
		2,276,106
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	730	54,954
Waters Corp.†	461	83,925
		138,879
Insurance Brokers — 0.2%
Aon PLC†	1,700	280,568
Arthur J. Gallagher & Co.	1,097	89,417
Marsh & McLennan Cos., Inc.	3,550	306,933
Willis Towers Watson PLC	711	120,763
		797,681
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	806	60,813
Insurance-Property/Casualty — 0.2%
Markel Corp.†	395	366,517
Progressive Corp.	4,112	303,630
		670,147
Internet Application Software — 1.0%
Okta, Inc.†	35,113	4,292,915
Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	72,419	12,079,489
Netflix, Inc.†	10,929	4,103,840
Twitter, Inc.†	191,059	4,692,409
		20,875,738
Internet Content-Information/News — 1.4%
Spotify Technology SA†	49,784	6,045,769
Internet Security — 0.0%
NortonLifeLock, Inc.	4,099	76,692
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	949	97,254
BlackRock, Inc.	694	305,339
T. Rowe Price Group, Inc.	1,994	194,714
		597,307
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,760	436,310

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.3%
Deere & Co.	9,685	$1,338,080
Machinery-General Industrial — 0.0%
IDEX Corp.	499	68,917
Machinery-Pumps — 0.1%
Dover Corp.	988	82,933
Ingersoll Rand, Inc.†	2,912	72,218
Xylem, Inc.	1,225	79,784
		234,935
Medical Information Systems — 0.0%
Cerner Corp.	2,281	143,680
Medical Instruments — 3.1%
Boston Scientific Corp.†	74,428	2,428,586
Edwards Lifesciences Corp.†	2,405	453,631
Intuitive Surgical, Inc.†	20,903	10,351,374
		13,233,591
Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	1,435	154,779
Medical Products — 0.7%
Abbott Laboratories	11,819	932,637
ABIOMED, Inc.†	297	43,113
Baxter International, Inc.	2,649	215,072
Cooper Cos., Inc.	326	89,868
Envista Holdings Corp.†	13,539	202,273
Hologic, Inc.†	1,669	58,582
STERIS PLC	527	73,764
Stryker Corp.	2,450	407,900
Varian Medical Systems, Inc.†	577	59,235
West Pharmaceutical Services, Inc.	6,431	979,120
		3,061,564
Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	7,772	697,848
Amgen, Inc.	4,042	819,434
BioMarin Pharmaceutical, Inc.†	11,388	962,286
Guardant Health, Inc.†	5,113	355,865
Illumina, Inc.†	7,885	2,153,551
Incyte Corp.†	2,061	150,927
Regeneron Pharmaceuticals, Inc.†	617	301,275
Vertex Pharmaceuticals, Inc.†	2,965	705,522
		6,146,708
Medical-Drugs — 3.8%
AbbVie, Inc.	21,914	1,669,628
AstraZeneca PLC ADR	36,299	1,621,113
Bristol-Myers Squibb Co.	42,396	2,363,153
Eli Lilly & Co.	23,207	3,219,275
Johnson & Johnson	12,745	1,671,252
Merck & Co., Inc.	16,145	1,242,196
Zoetis, Inc.	39,191	4,612,389
		16,399,006
Medical-HMO — 1.1%
Humana, Inc.	6,240	1,959,485
UnitedHealth Group, Inc.	10,751	2,681,084
		4,640,569
Security Description	Shares	Value (Note 2)
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	9,201	$62,107
Multimedia — 0.8%
Walt Disney Co.	34,812	3,362,839
Networking Products — 0.0%
Arista Networks, Inc.†	625	126,594
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,117	83,842
Waste Management, Inc.	2,610	241,582
		325,424
Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	2,144	40,607
Zebra Technologies Corp., Class A†	621	114,016
		154,623
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	683	69,577
Oil Companies-Exploration & Production — 0.2%
Apache Corp.	2,689	11,240
Cabot Oil & Gas Corp.	2,963	50,934
ConocoPhillips	12,651	389,651
EOG Resources, Inc.	3,353	120,440
Hess Corp.	2,987	99,467
Pioneer Natural Resources Co.	1,185	83,127
		754,859
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	1,379	13,556
Oil Refining & Marketing — 0.0%
Phillips 66	2,562	137,451
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,213	698,010
Pipelines — 0.2%
Cheniere Energy, Inc.†	23,325	781,388
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.	763	104,577
American Tower Corp.	13,395	2,916,761
Boston Properties, Inc.	730	67,328
Crown Castle International Corp.	2,781	401,576
Duke Realty Corp.	2,501	80,982
Equinix, Inc.	3,305	2,064,204
Essex Property Trust, Inc.	381	83,912
Extra Space Storage, Inc.	866	82,928
Federal Realty Investment Trust	340	25,367
Healthpeak Properties, Inc.	2,682	63,966
Mid-America Apartment Communities, Inc.	592	60,994
Prologis, Inc.	4,852	389,955
Public Storage	762	151,341
Realty Income Corp.	1,778	88,651
SBA Communications Corp.	1,298	350,421
Simon Property Group, Inc.	1,415	77,627
UDR, Inc.	1,588	58,026
		7,068,616
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	3,860	145,561
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	866	89,111

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Respiratory Products — 0.1%
ResMed, Inc.	1,658	$244,207
Retail-Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	4,091	775,449
Ross Stores, Inc.	19,963	1,736,182
		2,511,631
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	275	232,650
O'Reilly Automotive, Inc.†	872	262,516
		495,166
Retail-Automobile — 0.0%
CarMax, Inc.†	1,896	102,062
Retail-Building Products — 0.5%
Home Depot, Inc.	8,930	1,667,320
Lowe's Cos., Inc.	5,833	501,930
		2,169,250
Retail-Discount — 0.8%
Costco Wholesale Corp.	3,005	856,816
Dollar General Corp.	2,935	443,214
Target Corp.	3,740	347,708
Walmart, Inc.	13,825	1,570,796
		3,218,534
Retail-Gardening Products — 0.0%
Tractor Supply Co.	669	56,564
Retail-Jewelry — 0.0%
Tiffany & Co.	1,245	161,228
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	13,982	668,479
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	4,773	838,616
Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	295	193,048
Darden Restaurants, Inc.	650	35,399
McDonald's Corp.	15,894	2,628,073
Starbucks Corp.	71,262	4,684,764
Yum! Brands, Inc.	3,487	238,964
		7,780,248
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	11,334	1,016,093
Maxim Integrated Products, Inc.	1,373	66,742
NXP Semiconductors NV	11,093	919,942
QUALCOMM, Inc.	13,165	890,612
		2,893,389
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	10,651	488,029
KLA Corp.	1,819	261,463
Lam Research Corp.	1,672	401,280
		1,150,772
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	278	50,654
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,528	98,067
Security Description	Shares	Value (Note 2)
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	4,167	$85,590
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,089	49,506
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	15,712	557,462
Sarepta Therapeutics, Inc.†	9,589	937,996
		1,495,458
Tobacco — 0.2%
Altria Group, Inc.	8,401	324,867
Philip Morris International, Inc.	7,893	575,873
		900,740
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,262	326,200
Transport-Rail — 1.2%
CSX Corp.	27,979	1,603,196
Kansas City Southern	1,143	145,367
Norfolk Southern Corp.	1,623	236,958
Union Pacific Corp.	21,673	3,056,760
		5,042,281
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	1,021	68,121
United Parcel Service, Inc., Class B	3,636	339,675
		407,796
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	580	53,493
Old Dominion Freight Line, Inc.	1,106	145,108
		198,601
Water — 0.0%
American Water Works Co., Inc.	1,042	124,582
Web Hosting/Design — 1.9%
Shopify, Inc., Class A†	19,122	7,972,535
VeriSign, Inc.†	631	113,637
		8,086,172
Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	8,620	10,016,009
Alphabet, Inc., Class C†	10,159	11,812,987
		21,828,996
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,975	262,517
Total Common Stocks (cost $372,659,806)		417,927,840
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Growth ETF (cost $4,668,575)	26,230	4,329,261
OPTIONS - PURCHASED†(1) — 0.1%
Over the Counter Purchased Put Options on Currency Contracts (cost $163,179)	37,366,266	245,384
Total Long-Term Investment Securities (cost $377,491,560)		422,502,485

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.58%(2)	3,758,844	$3,758,844
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.07%(2)	3,779,971	3,779,971
		7,538,815
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.15% due 03/25/2021(3)	$100,000	99,849
Total Short-Term Investment Securities (cost $7,638,665)		7,638,664
TOTAL INVESTMENTS (cost $385,130,225)(4)	100.5%	430,141,149
Liabilities in excess of other assets	(0.5)	(1,994,831)
NET ASSETS	100.0%	$428,146,318

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $2,564,372 representing 0.6% of net assets.

(1)  Options-Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	7.75	CNY	$37,366	$163,178	$245,384	$82,206

(2)  The rate shown is the 7-day yield as of March 31, 2020.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CNY — Chinese Yuan

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2020	$240,099	$256,970	$16,871

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services-Finance	$7,353,425	$2,564,372	**	$—	$9,917,797
Other Industries	408,010,043	—		—	408,010,043
Exchange-Traded Funds	4,329,261	—		—	4,329,261
Options - Purchased	—	245,384		—	245,384
Short-Term Investment Securities:
Registered Investment Companies	7,538,815	—		—	7,538,815
U.S. Government Treasuries	—	99,849		—	99,849
Total Investments at Value	$427,231,544	$2,909,605		$—	$430,141,149
Other Financial Instruments:†
Futures Contracts	$16,871	$—		$—	$16,871

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Medical-Drugs	9.1%
Diversified Banking Institutions	5.4
Electric-Integrated	5.2
Insurance-Property/Casualty	4.1
Medical-HMO	3.9
Cosmetics & Toiletries	3.1
Banks-Super Regional	3.1
Real Estate Investment Trusts	3.0
Medical Instruments	2.9
Electronic Components-Semiconductors	2.5
Telephone-Integrated	2.4
Insurance-Multi-line	2.3
Networking Products	2.2
Medical Products	2.1
Oil Companies-Integrated	2.1
Diversified Manufacturing Operations	1.9
Banks-Commercial	1.7
Aerospace/Defense	1.5
Food-Confectionery	1.4
Retail-Discount	1.4
Exchange-Traded Funds	1.3
Investment Management/Advisor Services	1.3
Medical-Biomedical/Gene	1.3
Beverages-Non-alcoholic	1.1
Chemicals-Diversified	1.1
Banks-Fiduciary	1.1
Transport-Rail	1.1
Aerospace/Defense-Equipment	1.1
Semiconductor Components-Integrated Circuits	1.0
Computer Services	1.0
Cable/Satellite TV	1.0
Oil Companies-Exploration & Production	1.0
Retail-Restaurants	0.9
Multimedia	0.8
Transport-Services	0.8
Drug Delivery Systems	0.7
Electronic Components-Misc.	0.7
Building-Residential/Commercial	0.7
Electric Products-Misc.	0.7
Consumer Products-Misc.	0.6
Medical Labs & Testing Services	0.6
Insurance-Life/Health	0.6
Food-Retail	0.6
Semiconductor Equipment	0.6
Electric-Distribution	0.6
Telecom Equipment-Fiber Optics	0.6
Medical Information Systems	0.6
Pipelines	0.5
Repurchase Agreements	0.5
Pharmacy Services	0.5
Enterprise Software/Service	0.5
Containers-Paper/Plastic	0.5
Machinery-Farming	0.5
Food-Wholesale/Distribution	0.5
Agricultural Operations	0.4
Building Products-Air & Heating	0.4
Airlines	0.4
Electronic Connectors	0.4
Retail-Major Department Stores	0.4
Tobacco	0.4
Transport-Truck	0.4%
Retail-Auto Parts	0.4
Apparel Manufacturers	0.4
Private Equity	0.4
Food-Misc./Diversified	0.3
Auto-Cars/Light Trucks	0.3
Data Processing/Management	0.3
Hotels/Motels	0.3
Oil-Field Services	0.3
Retail-Building Products	0.3
Paper & Related Products	0.3
Building & Construction Products-Misc.	0.3
Auto-Heavy Duty Trucks	0.3
Commercial Services-Finance	0.2
Entertainment Software	0.2
Instruments-Controls	0.2
Finance-Other Services	0.2
Finance-Credit Card	0.2
Insurance Brokers	0.2
Oil Refining & Marketing	0.2
Medical-Wholesale Drug Distribution	0.2
Computers	0.1
Gold Mining	0.1
Chemicals-Specialty	0.1
Retail-Drug Store	0.1
Athletic Footwear	0.1
Diagnostic Equipment	0.1
Medical-Hospitals	0.1
Brewery	0.1
Electronic Measurement Instruments	0.1
Industrial Gases	0.1
Cellular Telecom	0.1
Machinery-Construction & Mining	0.1
Non-Hazardous Waste Disposal	0.1
Computers-Memory Devices	0.1
Food-Meat Products	0.1
Gas-Distribution	0.1
Tools-Hand Held	0.1
Broadcast Services/Program	0.1
Distribution/Wholesale	0.1
Internet Content-Entertainment	0.1
Advertising Agencies	0.1
Finance-Investment Banker/Broker	0.1
Auto/Truck Parts & Equipment-Original	0.1
Agricultural Biotech	0.1
Machinery-Pumps	0.1
Medical-Generic Drugs	0.1
Machinery-General Industrial	0.1
Cruise Lines	0.1
Retail-Consumer Electronics	0.1
U.S. Government Treasuries	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,130	$131,625
Omnicom Group, Inc.	4,565	250,618
		382,243
Aerospace/Defense — 1.5%
Boeing Co.	6,278	936,301
General Dynamics Corp.	22,913	3,031,619
Lockheed Martin Corp.	8,018	2,717,701
Raytheon Co.	13,746	1,802,788
		8,488,409
Aerospace/Defense-Equipment — 1.1%
Howmet Aerospace, Inc.	4,061	65,220
L3Harris Technologies, Inc.	14,253	2,567,250
Raytheon Technologies Corp.	39,056	3,684,153
		6,316,623
Agricultural Biotech — 0.1%
Corteva, Inc.	15,693	368,786
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	4,559	124,005
Mosaic Co.	7,332	79,332
		203,337
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	72,445	2,548,615
Airlines — 0.4%
Alaska Air Group, Inc.	2,582	73,509
American Airlines Group, Inc.	8,175	99,653
Delta Air Lines, Inc.	12,069	344,329
Southwest Airlines Co.	48,811	1,738,160
United Airlines Holdings, Inc.†	4,563	143,963
		2,399,614
Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	3,179	34,301
Hanesbrands, Inc.	7,584	59,686
PVH Corp.	1,555	58,530
Ralph Lauren Corp.	1,043	69,704
Tapestry, Inc.	5,786	74,929
Under Armour, Inc., Class A†	3,947	36,352
Under Armour, Inc., Class C†	4,080	32,885
VF Corp.	33,228	1,796,970
		2,163,357
Appliances — 0.0%
Whirlpool Corp.	1,326	113,771
Athletic Footwear — 0.1%
NIKE, Inc., Class B	8,621	713,302
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	81,653	394,384
General Motors Co.	26,364	547,844
Honda Motor Co., Ltd ADR	44,280	994,529
		1,936,757
Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	11,718	1,585,680
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	5,353	$263,582
BorgWarner, Inc.	4,330	105,522
		369,104
Banks-Commercial — 1.7%
Citizens Financial Group, Inc.	9,115	171,453
First Republic Bank	1,802	148,269
M&T Bank Corp.	24,102	2,492,870
Regions Financial Corp.	20,227	181,436
SVB Financial Group†	390	58,921
Truist Financial Corp.	213,320	6,578,789
Zions Bancorp NA	3,574	95,640
		9,727,378
Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	166,137	5,595,494
Northern Trust Corp.	4,444	335,344
State Street Corp.	7,625	406,184
		6,337,022
Banks-Super Regional — 3.1%
Comerica, Inc.	3,023	88,695
Fifth Third Bancorp	14,881	220,983
Huntington Bancshares, Inc.	21,655	177,788
KeyCorp	20,653	214,172
PNC Financial Services Group, Inc.	81,442	7,795,628
US Bancorp	111,703	3,848,168
Wells Fargo & Co.	189,962	5,451,909
		17,797,343
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	48,513	2,146,700
Monster Beverage Corp.†	2,643	148,695
PepsiCo, Inc.	35,504	4,264,031
		6,559,426
Brewery — 0.1%
Constellation Brands, Inc., Class A	3,512	503,480
Molson Coors Beverage Co., Class B	3,939	153,661
		657,141
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,315	64,444
Discovery, Inc., Class C†	7,033	123,359
Fox Corp., Class A	7,434	175,665
Fox Corp., Class B	3,404	77,883
		441,351
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	37,717	1,631,260
Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	89,105	2,402,271
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,565	56,559
Building-Residential/Commercial — 0.7%
Lennar Corp., Class A	79,164	3,024,065
PulteGroup, Inc.	37,910	846,151
		3,870,216

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	168,014	$5,776,321
DISH Network Corp., Class A†	5,347	106,887
		5,883,208
Casino Hotels — 0.0%
Las Vegas Sands Corp.	3,047	129,406
MGM Resorts International	4,211	49,690
		179,096
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,638	556,928
Chemicals-Diversified — 1.1%
Celanese Corp.	35,095	2,575,622
DuPont de Nemours, Inc.	15,534	529,710
Eastman Chemical Co.	2,851	132,800
FMC Corp.	34,499	2,818,223
LyondellBasell Industries NV, Class A	5,383	267,158
PPG Industries, Inc.	2,430	203,148
		6,526,661
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,223	125,311
Ecolab, Inc.	2,577	401,574
International Flavors & Fragrances, Inc.	2,239	228,557
		755,442
Commercial Services — 0.0%
Nielsen Holdings PLC	7,461	93,561
Quanta Services, Inc.	1,641	52,069
		145,630
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,448	471,273
Equifax, Inc.	1,016	121,361
Global Payments, Inc.	3,214	463,555
H&R Block, Inc.	4,094	57,644
IHS Markit, Ltd.	2,271	136,260
		1,250,093
Computer Services — 1.0%
Accenture PLC, Class A	4,927	804,382
Amdocs, Ltd.	43,552	2,394,053
Cognizant Technology Solutions Corp., Class A	11,482	533,569
DXC Technology Co.	5,367	70,039
International Business Machines Corp.	18,570	2,059,970
Leidos Holdings, Inc.	1,395	127,852
		5,989,865
Computer Software — 0.0%
Akamai Technologies, Inc.†	949	86,824
Citrix Systems, Inc.	1,157	163,773
		250,597
Computers — 0.1%
Hewlett Packard Enterprise Co.	27,133	263,462
HP, Inc.	31,073	539,427
		802,889
Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,584	$107,727
Seagate Technology PLC	1,939	94,623
Western Digital Corp.	6,236	259,542
		461,892
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,066	148,579
Consumer Products-Misc. — 0.6%
Clorox Co.	2,632	455,994
Kimberly-Clark Corp.	25,895	3,311,194
		3,767,188
Containers-Metal/Glass — 0.0%
Ball Corp.	1,988	128,544
Containers-Paper/Plastic — 0.5%
Amcor PLC	33,972	275,853
Packaging Corp. of America	1,985	172,357
Sealed Air Corp.	91,099	2,251,056
WestRock Co.	5,407	152,802
		2,852,068
Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	56,304	3,736,333
Coty, Inc., Class A	3,285	16,951
Procter & Gamble Co.	80,672	8,873,920
Unilever NV	112,070	5,467,895
		18,095,099
Cruise Lines — 0.1%
Carnival Corp.	8,399	110,615
Norwegian Cruise Line Holdings, Ltd.†	4,461	48,892
Royal Caribbean Cruises, Ltd.	3,604	115,941
		275,448
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	721	68,372
Fidelity National Information Services, Inc.	12,887	1,567,575
Jack Henry & Associates, Inc.	774	120,156
Paychex, Inc.	2,204	138,676
		1,894,779
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,192	85,115
Diagnostic Equipment — 0.1%
Danaher Corp.	4,826	667,967
Dialysis Centers — 0.0%
DaVita, Inc.†	1,881	143,069
Distribution/Wholesale — 0.1%
Fastenal Co.	3,608	112,750
LKQ Corp.†	3,084	63,253
WW Grainger, Inc.	915	227,377
		403,380
Diversified Banking Institutions — 5.4%
Bank of America Corp.	496,665	10,544,198
Citigroup, Inc.	127,226	5,358,759
Goldman Sachs Group, Inc.	6,682	1,032,971

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	152,275	$13,709,318
Morgan Stanley	24,420	830,280
		31,475,526
Diversified Manufacturing Operations — 1.9%
3M Co.	12,059	1,646,174
A.O. Smith Corp.	2,874	108,666
Eaton Corp. PLC	8,668	673,417
General Electric Co.	183,129	1,454,044
Illinois Tool Works, Inc.	2,392	339,951
Parker-Hannifin Corp.	1,212	157,233
Siemens AG	34,450	2,965,054
Textron, Inc.	57,176	1,524,884
Trane Technologies PLC	26,971	2,227,535
		11,096,958
Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	18,871	4,335,990
E-Commerce/Services — 0.0%
Expedia Group, Inc.	2,930	164,871
Electric Products-Misc. — 0.7%
Emerson Electric Co.	79,576	3,791,796
Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	10,531	162,704
Consolidated Edison, Inc.	6,970	543,660
Sempra Energy	22,867	2,583,742
		3,290,106
Electric-Integrated — 5.2%
AES Corp.	13,921	189,326
Alliant Energy Corp.	5,039	243,333
Ameren Corp.	5,159	375,730
American Electric Power Co., Inc.	10,357	828,353
CMS Energy Corp.	5,952	349,680
Dominion Energy, Inc.	69,124	4,990,062
DTE Energy Co.	4,028	382,539
Duke Energy Corp.	15,287	1,236,413
Edison International	7,519	411,966
Entergy Corp.	4,175	392,325
Evergy, Inc.	4,778	263,029
Eversource Energy	52,288	4,089,444
Exelon Corp.	106,594	3,923,725
FirstEnergy Corp.	11,330	453,993
NextEra Energy, Inc.	4,816	1,158,826
Pinnacle West Capital Corp.	51,167	3,877,947
PPL Corp.	16,099	397,323
Public Service Enterprise Group, Inc.	10,605	476,270
Southern Co.	21,991	1,190,593
WEC Energy Group, Inc.	6,614	582,892
Xcel Energy, Inc.	72,855	4,393,156
		30,206,925
Electronic Components-Misc. — 0.7%
Gentex Corp.	87,992	1,949,903
nVent Electric PLC	132,864	2,241,415
		4,191,318
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 2.5%
Intel Corp.	177,676	$9,615,825
IPG Photonics Corp.†	373	41,134
Micron Technology, Inc.†	45,530	1,914,992
Skyworks Solutions, Inc.	1,500	134,070
Texas Instruments, Inc.	27,349	2,732,986
Xilinx, Inc.	2,004	156,192
		14,595,199
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	37,676	2,372,834
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,790	199,820
FLIR Systems, Inc.	1,462	46,623
Fortive Corp.	6,197	342,012
		588,455
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,840	225,127
Enterprise Software/Service — 0.5%
Oracle Corp.	59,291	2,865,534
Entertainment Software — 0.2%
Activision Blizzard, Inc.	16,109	958,163
Electronic Arts, Inc.†	2,877	288,189
		1,246,352
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	859	28,905
American Express Co.	5,628	481,813
Capital One Financial Corp.	9,766	492,402
Discover Financial Services	2,498	89,104
		1,092,224
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	6,473	217,622
E*TRADE Financial Corp.	4,737	162,574
		380,196
Finance-Other Services — 0.2%
CME Group, Inc.	3,682	636,655
Intercontinental Exchange, Inc.	5,254	424,260
Nasdaq, Inc.	1,275	121,061
		1,181,976
Food-Confectionery — 1.4%
Hershey Co.	1,026	135,945
J.M. Smucker Co.	2,392	265,512
Mondelez International, Inc., Class A	154,690	7,746,875
		8,148,332
Food-Meat Products — 0.1%
Hormel Foods Corp.	5,830	271,911
Tyson Foods, Inc., Class A	3,219	186,284
		458,195
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	1,984	91,581
Conagra Brands, Inc.	10,205	299,415
General Mills, Inc.	12,673	668,754
Kellogg Co.	5,222	313,268
Kraft Heinz Co.	13,059	323,079

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Lamb Weston Holdings, Inc.	1,378	$78,684
McCormick & Co., Inc.	1,270	179,337
		1,954,118
Food-Retail — 0.6%
Koninklijke Ahold Delhaize NV	120,800	2,827,117
Kroger Co.	16,817	506,528
		3,333,645
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	59,784	2,727,944
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,503	248,373
NiSource, Inc.	7,832	195,565
		443,938
Gold Mining — 0.1%
Newmont Corp.	17,191	778,408
Home Decoration Products — 0.0%
Newell Brands, Inc.	7,990	106,107
Home Furnishings — 0.0%
Leggett & Platt, Inc.	937	24,999
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	26,232	1,790,072
Human Resources — 0.0%
Robert Half International, Inc.	2,466	93,092
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,042	157,248
Industrial Gases — 0.1%
Linde PLC	3,267	565,191
Instruments-Controls — 0.2%
Honeywell International, Inc.	8,091	1,082,495
Mettler-Toledo International, Inc.†	189	130,506
		1,213,001
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,001	75,355
Waters Corp.†	514	93,574
		168,929
Insurance Brokers — 0.2%
Aon PLC†	1,817	299,878
Arthur J. Gallagher & Co.	1,917	156,254
Marsh & McLennan Cos., Inc.	4,127	356,820
Willis Towers Watson PLC	1,402	238,130
		1,051,082
Insurance-Life/Health — 0.6%
Aflac, Inc.	75,731	2,593,029
Globe Life, Inc.	2,088	150,273
Lincoln National Corp.	4,158	109,439
Principal Financial Group, Inc.	5,414	169,675
Prudential Financial, Inc.	8,429	439,488
Unum Group	4,325	64,918
		3,526,822
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.3%
Allstate Corp.	6,792	$623,030
American International Group, Inc.(1)	18,242	442,369
Chubb, Ltd.	82,977	9,267,701
Cincinnati Financial Corp.	1,721	129,849
Hartford Financial Services Group, Inc.	7,558	266,344
Loews Corp.	5,364	186,828
MetLife, Inc.	87,359	2,670,565
		13,586,686
Insurance-Property/Casualty — 4.1%
Assurant, Inc.	24,651	2,565,923
Berkshire Hathaway, Inc., Class B†	89,246	16,316,846
Progressive Corp.	55,535	4,100,705
Travelers Cos., Inc.	5,412	537,682
WR Berkley Corp.	3,043	158,753
		23,679,909
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	855	164,519
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	16,279	399,812
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,275	135,953
Internet Security — 0.0%
NortonLifeLock, Inc.	4,569	85,486
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	15,480	1,586,390
BlackRock, Inc.	12,413	5,461,348
Franklin Resources, Inc.	5,849	97,620
Invesco, Ltd.	7,804	70,860
Raymond James Financial, Inc.	2,588	163,562
T. Rowe Price Group, Inc.	1,274	124,406
		7,504,186
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,751	551,306
Machinery-Farming — 0.5%
Deere & Co.	20,359	2,812,799
Machinery-General Industrial — 0.1%
IDEX Corp.	685	94,605
Westinghouse Air Brake Technologies Corp.	3,819	183,809
		278,414
Machinery-Pumps — 0.1%
Dover Corp.	1,249	104,841
Flowserve Corp.	2,744	65,554
Ingersoll Rand, Inc.†	1,958	48,559
Xylem, Inc.	1,548	100,821
		319,775
Medical Information Systems — 0.6%
Cerner Corp.	50,577	3,185,845
Medical Instruments — 2.9%
Boston Scientific Corp.†	11,983	391,005
Medtronic PLC	181,224	16,342,781
		16,733,786

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.6%
IQVIA Holdings, Inc.†	1,173	$126,520
Laboratory Corp. of America Holdings†	2,036	257,330
Quest Diagnostics, Inc.	41,015	3,293,504
		3,677,354
Medical Products — 2.1%
Abbott Laboratories	15,565	1,228,234
ABIOMED, Inc.†	407	59,080
Baxter International, Inc.	5,888	478,047
Cooper Cos., Inc.	447	123,225
Henry Schein, Inc.†	3,077	155,450
Hologic, Inc.†	107,596	3,776,620
STERIS PLC	818	114,495
Stryker Corp.	2,296	382,261
Varian Medical Systems, Inc.†	858	88,082
Zimmer Biomet Holdings, Inc.	60,153	6,080,265
		12,485,759
Medical-Biomedical/Gene — 1.3%
Alexion Pharmaceuticals, Inc.†	1,949	175,001
Amgen, Inc.	5,108	1,035,545
Biogen, Inc.†	11,207	3,545,670
Gilead Sciences, Inc.	26,528	1,983,233
Illumina, Inc.†	1,232	336,484
Regeneron Pharmaceuticals, Inc.†	552	269,536
		7,345,469
Medical-Drugs — 9.1%
AbbVie, Inc.	14,574	1,110,393
Allergan PLC	6,883	1,218,979
AstraZeneca PLC ADR	61,284	2,736,944
Bristol-Myers Squibb Co.	22,119	1,232,913
Eli Lilly & Co.	33,536	4,652,114
Johnson & Johnson	104,998	13,768,388
Merck & Co., Inc.	102,468	7,883,888
Pfizer, Inc.	530,094	17,302,268
Roche Holding AG ADR	75,425	3,059,992
		52,965,879
Medical-Generic Drugs — 0.1%
Mylan NV†	10,822	161,356
Perrigo Co. PLC	2,854	137,249
		298,605
Medical-HMO — 3.9%
Anthem, Inc.	24,716	5,611,521
Centene Corp.†	60,410	3,588,958
Humana, Inc.	2,776	871,719
UnitedHealth Group, Inc.	50,648	12,630,598
		22,702,796
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	5,548	498,488
Universal Health Services, Inc., Class B	1,684	166,851
		665,339
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,152	$278,952
Cardinal Health, Inc.	6,133	294,016
McKesson Corp.	3,386	457,990
		1,030,958
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	13,691	92,414
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,235	61,239
Multimedia — 0.8%
Walt Disney Co.	47,100	4,549,860
Networking Products — 2.2%
Cisco Systems, Inc.	324,295	12,748,036
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,384	178,943
Waste Management, Inc.	3,437	318,129
		497,072
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	508	51,750
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,274	35,588
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	2,997	12,528
Cabot Oil & Gas Corp.	3,165	54,406
Concho Resources, Inc.	4,215	180,613
ConocoPhillips	46,330	1,426,964
Devon Energy Corp.	8,115	56,075
Diamondback Energy, Inc.	3,379	88,530
EOG Resources, Inc.	46,895	1,684,468
Marathon Oil Corp.	16,773	55,183
Noble Energy, Inc.	10,029	60,575
Occidental Petroleum Corp.	18,731	216,905
Pioneer Natural Resources Co.	25,120	1,762,168
		5,598,415
Oil Companies-Integrated — 2.1%
Chevron Corp.	81,859	5,931,503
Exxon Mobil Corp.	88,720	3,368,698
TOTAL SA ADR	77,120	2,871,949
		12,172,150
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,582	54,871
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	3,113	76,300
Marathon Petroleum Corp.	13,615	321,586
Phillips 66	4,659	249,955
Valero Energy Corp.	8,611	390,595
		1,038,436
Oil-Field Services — 0.3%
Baker Hughes Co.	65,896	691,908
Halliburton Co.	18,406	126,081
Schlumberger, Ltd.	67,152	905,880
TechnipFMC PLC	8,812	59,393
		1,783,262

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.3%
International Paper Co.	8,223	$255,982
Mondi PLC	82,160	1,401,410
		1,657,392
Pharmacy Services — 0.5%
Cigna Corp.	7,830	1,387,319
CVS Health Corp.	27,279	1,618,463
		3,005,782
Pipelines — 0.5%
Kinder Morgan, Inc.	185,216	2,578,207
ONEOK, Inc.	8,662	188,918
Williams Cos., Inc.	25,415	359,622
		3,126,747
Private Equity — 0.4%
Blackstone Group, Inc., Class A	45,500	2,073,435
Publishing-Newspapers — 0.0%
News Corp., Class A	8,148	73,128
News Corp., Class B	2,553	22,952
		96,080
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	1,110	152,137
Apartment Investment & Management Co., Class A	3,122	109,738
AvalonBay Communities, Inc.	2,929	431,061
Boston Properties, Inc.	1,689	155,776
Crown Castle International Corp.	3,661	528,648
Digital Realty Trust, Inc.	5,512	765,672
Duke Realty Corp.	3,160	102,321
Equity Residential	7,319	451,655
Essex Property Trust, Inc.	693	152,626
Extra Space Storage, Inc.	1,141	109,262
Federal Realty Investment Trust	854	63,717
Gaming and Leisure Properties, Inc.	86,447	2,395,446
Healthpeak Properties, Inc.	5,500	131,175
Highwoods Properties, Inc.	65,317	2,313,528
Host Hotels & Resorts, Inc.	195,846	2,162,140
Iron Mountain, Inc.	6,022	143,324
Kimco Realty Corp.	8,854	85,618
Mid-America Apartment Communities, Inc.	1,316	135,587
Prologis, Inc.	6,656	534,943
Public Storage	1,763	350,149
Realty Income Corp.	3,953	197,097
Regency Centers Corp.	3,513	135,005
Simon Property Group, Inc.	3,860	211,760
SL Green Realty Corp.	1,709	73,658
UDR, Inc.	3,257	119,011
Ventas, Inc.	7,816	209,469
Vornado Realty Trust	3,322	120,290
Welltower, Inc.	50,858	2,328,279
Weyerhaeuser Co.	158,844	2,692,406
		17,361,498
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.0%
Gap, Inc.	4,461	$31,406
L Brands, Inc.	4,870	56,297
		87,703
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	21,082	1,967,372
Genuine Parts Co.	3,047	205,155
		2,172,527
Retail-Building Products — 0.3%
Home Depot, Inc.	6,633	1,238,448
Lowe's Cos., Inc.	5,465	470,263
		1,708,711
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,776	272,232
Retail-Discount — 1.4%
Costco Wholesale Corp.	3,798	1,082,924
Dollar Tree, Inc.†	4,962	364,558
Target Corp.	3,825	355,610
Walmart, Inc.	55,705	6,329,202
		8,132,294
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	15,721	719,236
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,266	107,040
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	2,247	34,469
TJX Cos., Inc.	48,739	2,330,212
		2,364,681
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	540	94,878
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	3,283	47,899
Macy's, Inc.	6,480	31,817
		79,716
Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	1,388	75,591
McDonald's Corp.	29,743	4,918,005
		4,993,596
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	9,312	102,898
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	26,130	2,342,554
Maxim Integrated Products, Inc.	28,137	1,367,740
QUALCOMM, Inc.	35,166	2,378,980
		6,089,274
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	26,910	1,233,016
KLA Corp.	14,352	2,062,957
		3,295,973
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	351	63,956

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,368	$151,978
Steel-Producers — 0.0%
Nucor Corp.	6,358	229,015
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	156,610	3,216,769
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,018	134,325
Telephone-Integrated — 2.4%
AT&T, Inc.	153,175	4,465,051
CenturyLink, Inc.	20,574	194,630
Verizon Communications, Inc.	178,281	9,579,038
		14,238,719
Television — 0.0%
ViacomCBS, Inc., Class B	11,332	158,761
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,247	95,071
Theaters — 0.0%
Live Nation Entertainment, Inc.†	975	44,324
Tobacco — 0.4%
Altria Group, Inc.	23,895	924,020
Philip Morris International, Inc.	18,269	1,332,906
		2,256,926
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,150	125,143
Stanley Black & Decker, Inc.	3,187	318,700
		443,843
Toys — 0.0%
Hasbro, Inc.	2,669	190,967
Transport-Rail — 1.1%
CSX Corp.	8,154	467,224
Norfolk Southern Corp.	15,934	2,326,364
Union Pacific Corp.	25,031	3,530,372
		6,323,960
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,836	187,743
Expeditors International of Washington, Inc.	1,714	114,358
FedEx Corp.	5,033	610,302
United Parcel Service, Inc., Class B	38,092	3,558,555
		4,470,958
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	733	67,605
Knight-Swift Transportation Holdings, Inc.	66,613	2,184,906
		2,252,511
Water — 0.0%
American Water Works Co., Inc.	1,895	226,566
Water Treatment Systems — 0.0%
Pentair PLC	3,525	104,904
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,019	$183,512
Total Common Stocks (cost $652,997,247)		569,598,098
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF	26,770	2,655,049
iShares S&P 500 Value ETF	52,673	5,069,776
Total Exchange-Traded Funds (cost $8,211,807)		7,724,825
Total Long-Term Investment Securities (cost $661,209,054)		577,322,923
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 02/25/2021(2)	$100,000	99,892
0.15% due 03/25/2021(2)	50,000	49,925
Total Short-Term Investment Securities (cost $149,864)		149,817
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	510,000	510,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	620,000	620,000
BNP Paribas SA Joint Repurchase Agreement(3)	705,000	705,000
Deutsche Bank AG Joint Repurchase Agreement(3)	620,000	620,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	590,000	590,000
Total Repurchase Agreements (cost $3,045,000)		3,045,000
TOTAL INVESTMENTS (cost $664,403,918)(4)	99.6%	580,517,740
Other assets less liabilities	0.4	2,566,826
NET ASSETS	100.0%	$583,084,566

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	June 2020	$480,198	$513,940	$33,742

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	98,147,666	USD	906,631	06/30/2020	$—	$(9,587)
	USD	25,481	JPY	2,818,354	06/30/2020	828	—
						828	(9,587)
Credit Suisse AG	EUR	9,244,767	USD	10,058,295	06/30/2020	—	(172,230)
	USD	604,209	EUR	555,675	06/30/2020	10,717	—
						10,717	(172,230)
JPMorgan Chase Bank	GBP	1,092,109	USD	1,280,550	06/30/2020	—	(77,980)
	USD	195,679	GBP	165,386	06/30/2020	10,053	—
						10,053	(77,980)
Net Unrealized Appreciation (Depreciation)						$21,598	$(259,797)

EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$562,404,517	$7,193,581	**	$—	$569,598,098
Exchange-Traded Funds	7,724,825	—		—	7,724,825
Short-Term Investment Securities	—	149,817		—	149,817
Repurchase Agreements	—	3,045,000		—	3,045,000
Total Investments at Value	$570,129,342	$10,388,398		$—	$580,517,740
Other Financial Instruments:†
Futures Contracts	$33,742	$—		$—	$33,742
Forward Foreign Currency Contracts	—	21,598		—	21,598
Total Other Financial Instruments	$33,742	$21,598		$—	$55,340
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$259,797		$—	$259,797

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Enterprise Software/Service	6.1%
Commercial Services-Finance	4.8
Electronic Components-Semiconductors	4.7
Medical-Biomedical/Gene	4.1
Computer Software	3.8
Data Processing/Management	3.0
Exchange-Traded Funds	2.8
Medical Products	2.6
Drug Delivery Systems	2.1
Commercial Services	2.1
Distribution/Wholesale	1.9
Retail-Restaurants	1.9
Retail-Apparel/Shoe	1.7
Semiconductor Equipment	1.7
Internet Content-Information/News	1.5
Computer Aided Design	1.4
Aerospace/Defense-Equipment	1.4
Diversified Manufacturing Operations	1.4
Web Hosting/Design	1.4
Real Estate Investment Trusts	1.3
Retail-Discount	1.3
Communications Software	1.2
Patient Monitoring Equipment	1.2
Electronic Measurement Instruments	1.2
E-Commerce/Services	1.1
Consulting Services	1.1
Medical-Drugs	1.1
Medical-HMO	1.0
Schools	1.0
Retail-Auto Parts	1.0
Healthcare Safety Devices	0.9
Applications Software	0.9
Beverages-Non-alcoholic	0.9
Entertainment Software	0.9
Computer Services	0.8
Internet Content-Entertainment	0.8
Internet Security	0.7
Repurchase Agreements	0.7
Veterinary Diagnostics	0.6
Retail-Misc./Diversified	0.6
Hotels/Motels	0.6
Internet Application Software	0.6
Decision Support Software	0.6
Machinery-Pumps	0.6
Recreational Centers	0.6
Food-Misc./Diversified	0.6
Building-Residential/Commercial	0.5
Electronic Connectors	0.5
Industrial Automated/Robotic	0.5
Brewery	0.5
Containers-Metal/Glass	0.5
Machinery-General Industrial	0.5
Consumer Products-Misc.	0.5
Wireless Equipment	0.5
Building Products-Cement	0.5
Therapeutics	0.5
Transport-Truck	0.5
Instruments-Controls	0.5
Diagnostic Kits	0.5
Computer Data Security	0.5
Disposable Medical Products	0.4%
Athletic Equipment	0.4
E-Services/Consulting	0.4
Finance-Other Services	0.4
Private Equity	0.4
Apparel Manufacturers	0.4
Oil Companies-Exploration & Production	0.4
Soap & Cleaning Preparation	0.4
Resorts/Theme Parks	0.4
Banks-Commercial	0.4
Medical Labs & Testing Services	0.4
Food-Confectionery	0.4
Aerospace/Defense	0.4
Medical Information Systems	0.3
Retail-Floor Coverings	0.3
Semiconductor Components-Integrated Circuits	0.3
Dental Supplies & Equipment	0.3
Food-Catering	0.3
Cable/Satellite TV	0.3
Electric Products-Misc.	0.3
Transport-Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Perfume & Cosmetics	0.3
Beverages-Wine/Spirits	0.3
Insurance Brokers	0.3
Respiratory Products	0.3
Electronic Components-Misc.	0.3
Retail-Gardening Products	0.3
Building-Maintenance & Services	0.3
E-Commerce/Products	0.3
Theaters	0.2
Insurance-Property/Casualty	0.2
Office Supplies & Forms	0.2
Computers-Memory Devices	0.2
Garden Products	0.2
Office Automation & Equipment	0.2
Finance-Investment Banker/Broker	0.2
Medical-Outpatient/Home Medical	0.2
Airlines	0.2
Casino Hotels	0.2
Medical-Wholesale Drug Distribution	0.2
Coatings/Paint	0.2
Medical Instruments	0.2
Electronic Security Devices	0.2
Investment Management/Advisor Services	0.2
Retail-Automobile	0.2
Medical-Generic Drugs	0.2
Funeral Services & Related Items	0.2
Multimedia	0.2
Diagnostic Equipment	0.2
Instruments-Scientific	0.2
Shipbuilding	0.2
Non-Hazardous Waste Disposal	0.2
Advertising Services	0.2
Human Resources	0.2
Telecom Equipment-Fiber Optics	0.2
Security Services	0.2
Networking Products	0.1
Chemicals-Diversified	0.1
Advertising Agencies	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Building & Construction Products-Misc.	0.1%
Toys	0.1
Insurance-Reinsurance	0.1
Real Estate Management/Services	0.1
Transport-Rail	0.1
Food-Meat Products	0.1
Finance-Credit Card	0.1
Machinery-Electrical	0.1
Television	0.1
Containers-Paper/Plastic	0.1
Medical-Hospitals	0.1
Retail-Convenience Store	0.1
Gas-Distribution	0.1
Pipelines	0.1
Chemicals-Specialty	0.1
Auto-Cars/Light Trucks	0.1
Power Converter/Supply Equipment	0.1
Lighting Products & Systems	0.1
Dialysis Centers	0.1
Internet Infrastructure Software	0.1
Gold Mining	0.1
U.S. Government Treasuries	0.1
Building Products-Air & Heating	0.1
Water	0.1
Rental Auto/Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Filtration/Separation Products	0.1
Cruise Lines	0.1
Lasers-System/Components	0.1
Auction Houses/Art Dealers	0.1
Finance-Consumer Loans	0.1
Agricultural Chemicals	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,415	$55,289
Omnicom Group, Inc.	3,809	209,114
		264,403
Advertising Services — 0.2%
Trade Desk, Inc., Class A†	1,491	287,763
Aerospace/Defense — 0.4%
Spirit AeroSystems Holdings, Inc., Class A	2,106	50,397
TransDigm Group, Inc.	1,929	617,646
		668,043
Aerospace/Defense-Equipment — 1.4%
HEICO Corp.	987	73,640
HEICO Corp., Class A	1,753	112,017
Hexcel Corp.	5,966	221,875
L3Harris Technologies, Inc.	11,800	2,125,416
		2,532,948
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,391	92,235
Airlines — 0.2%
Alaska Air Group, Inc.	4,957	141,126
American Airlines Group, Inc.	902	10,995
Copa Holdings SA, Class A	1,000	45,290
JetBlue Airways Corp.†	576	5,155
United Airlines Holdings, Inc.†	5,259	165,922
		368,488
Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	1,343	14,491
Carter's, Inc.	7,491	492,384
Columbia Sportswear Co.	439	30,629
Hanesbrands, Inc.	6,343	49,919
PVH Corp.	1,100	41,404
Tapestry, Inc.	5,800	75,110
Under Armour, Inc., Class A†	2,809	25,871
Under Armour, Inc., Class C†	2,898	23,358
		753,166
Applications Software — 0.7%
CDK Global, Inc.	6,166	202,553
Elastic NV†	1,229	68,591
HubSpot, Inc.†	930	123,867
Medallia, Inc.†	1,254	25,130
PTC, Inc.†	2,364	144,700
RealPage, Inc.†	7,531	398,616
ServiceNow, Inc.†	988	283,141
Smartsheet, Inc., Class A†	1,985	82,397
		1,328,995
Athletic Equipment — 0.4%
Peloton Interactive, Inc., Class A†	30,087	798,810
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	2,800	95,704
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	190	10,300
Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,040	$158,673
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,900	116,147
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	2,485	81,036
Aptiv PLC	6,342	312,280
WABCO Holdings, Inc.†	974	131,539
		524,855
Banks-Commercial — 0.4%
CIT Group, Inc.	176	3,038
First Republic Bank	3,000	246,840
Pinnacle Financial Partners, Inc.	1,100	41,294
Prosperity Bancshares, Inc.	228	11,001
Signature Bank	1,694	136,180
SVB Financial Group†	1,115	168,454
Synovus Financial Corp.	239	4,197
Webster Financial Corp.	4,400	100,760
Western Alliance Bancorp	229	7,010
		718,774
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,000	75,460
Banks-Super Regional — 0.0%
Comerica, Inc.	189	5,545
Fifth Third Bancorp	3,300	49,005
		54,550
Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	30,066	1,691,513
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	958	49,222
Brown-Forman Corp., Class B	8,139	451,796
		501,018
Brewery — 0.5%
Boston Beer Co., Inc., Class A†	2,654	975,504
Broadcast Services/Program — 0.0%
Fox Corp., Class A	754	17,817
Fox Corp., Class B	354	8,100
		25,917
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	1,113	88,394
Fortune Brands Home & Security, Inc.	3,855	166,729
		255,123
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	728	132,343
Building Products-Cement — 0.5%
Eagle Materials, Inc.	2,086	121,864
Martin Marietta Materials, Inc.	436	82,504
Vulcan Materials Co.	6,347	685,921
		890,289

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.3%
Rollins, Inc.	7,420	$268,159
ServiceMaster Global Holdings, Inc.†	7,290	196,830
		464,989
Building-Residential/Commercial — 0.5%
Lennar Corp., Class A	13,333	509,321
Lennar Corp., Class B	147	4,251
NVR, Inc.†	163	418,765
Toll Brothers, Inc.	2,700	51,975
		984,312
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	11,650	259,679
Cable One, Inc.	99	162,757
Sirius XM Holdings, Inc.	31,127	153,767
		576,203
Casino Hotels — 0.2%
MGM Resorts International	8,531	100,666
Wynn Resorts, Ltd.	4,292	258,335
		359,001
Chemicals-Diversified — 0.1%
Celanese Corp.	1,700	124,763
PPG Industries, Inc.	1,700	142,120
		266,883
Chemicals-Specialty — 0.1%
Element Solutions, Inc.†	1,918	16,035
NewMarket Corp.	143	54,751
Valvoline, Inc.	3,614	47,307
W.R. Grace & Co.	1,299	46,244
		164,337
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	3,745	64,676
RPM International, Inc.	4,685	278,758
		343,434
Commercial Services — 2.1%
Cintas Corp.	4,277	740,862
CoreLogic, Inc.	3,301	100,813
CoStar Group, Inc.†	4,691	2,754,602
Morningstar, Inc.	446	51,847
Nielsen Holdings PLC	5,611	70,362
Quanta Services, Inc.	736	23,353
		3,741,839
Commercial Services-Finance — 4.8%
Avalara, Inc.†	1,966	146,664
Equifax, Inc.	5,017	599,281
Euronet Worldwide, Inc.†	4,536	388,826
FleetCor Technologies, Inc.†	4,534	845,772
Global Payments, Inc.	13,763	1,985,037
H&R Block, Inc.	676	9,518
IHS Markit, Ltd.	10,667	640,020
MarketAxess Holdings, Inc.	1,610	535,438
Moody's Corp.	740	156,510
Sabre Corp.	9,194	54,520
Square, Inc., Class A†	40,841	2,139,252
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
StoneCo, Ltd., Class A†	2,487	$54,142
TransUnion	11,856	784,630
WEX, Inc.†	3,278	342,715
		8,682,325
Communications Software — 1.2%
RingCentral, Inc., Class A†	3,191	676,205
Slack Technologies, Inc., Class A†	59,103	1,586,324
		2,262,529
Computer Aided Design — 1.4%
ANSYS, Inc.†	2,602	604,887
Aspen Technology, Inc.†	1,551	147,454
Autodesk, Inc.†	1,200	187,320
Cadence Design Systems, Inc.†	12,729	840,623
Synopsys, Inc.†	6,291	810,218
		2,590,502
Computer Data Security — 0.5%
Crowdstrike Holdings, Inc., Class A†	1,313	73,108
Fortinet, Inc.†	6,457	653,255
Zscaler, Inc.†	1,575	95,854
		822,217
Computer Services — 0.8%
EPAM Systems, Inc.†	2,079	385,987
Genpact, Ltd.	7,551	220,489
Leidos Holdings, Inc.	10,206	935,380
		1,541,856
Computer Software — 3.8%
Akamai Technologies, Inc.†	3,291	301,094
Bill.com Holdings, Inc.†	179	6,122
Citrix Systems, Inc.	2,361	334,199
Datadog, Inc., Class A†	1,589	57,172
Datadog, Inc., Class B†	1,090	39,218
Dropbox, Inc., Class A†	4,810	87,061
Dynatrace, Inc.†	7,214	171,982
MongoDB, Inc.†	964	131,625
Nutanix, Inc., Class A†	3,951	62,426
Splunk, Inc.†	31,310	3,952,261
SS&C Technologies Holdings, Inc.	11,309	495,560
Teradata Corp.†	2,546	52,167
Twilio, Inc., Class A†	5,389	482,262
Zoom Video Communications, Inc., Class A†	5,020	733,522
		6,906,671
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,896	51,259
Computers-Memory Devices — 0.2%
NetApp, Inc.	5,198	216,705
Pure Storage, Inc., Class A†	16,717	205,619
		422,324
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	8,501	583,509
Gartner, Inc.†	4,887	486,598
Verisk Analytics, Inc.	6,377	888,826
		1,958,933

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.5%
Clorox Co.	4,185	$725,051
Reynolds Consumer Products, Inc.	5,924	172,803
		897,854
Containers-Metal/Glass — 0.5%
Ball Corp.	13,453	869,871
Crown Holdings, Inc.†	1,708	99,132
		969,003
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	1,151	38,800
Sealed Air Corp.	5,958	147,222
		186,022
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	4,579	50,186
Royal Caribbean Cruises, Ltd.	1,800	57,906
		108,092
Data Processing/Management — 3.0%
Broadridge Financial Solutions, Inc.	2,587	245,325
DocuSign, Inc.†	7,987	737,999
Fair Isaac Corp.†	3,959	1,218,145
Fidelity National Information Services, Inc.	3,050	371,002
Fiserv, Inc.†	20,146	1,913,669
Jack Henry & Associates, Inc.	1,542	239,380
Paychex, Inc.	9,658	607,681
		5,333,201
Decision Support Software — 0.6%
MSCI, Inc.	3,556	1,027,542
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	3,406	592,474
Diagnostic Equipment — 0.2%
Adaptive Biotechnologies Corp.†	1,077	29,919
Avantor, Inc.†	22,355	279,214
		309,133
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,530	855,107
Dialysis Centers — 0.1%
DaVita, Inc.†	1,800	136,908
Disposable Medical Products — 0.4%
ICU Medical, Inc.†	603	121,667
Teleflex, Inc.	2,350	688,221
		809,888
Distribution/Wholesale — 1.9%
Copart, Inc.†	23,534	1,612,550
Fastenal Co.	14,173	442,906
HD Supply Holdings, Inc.†	7,000	199,010
IAA, Inc.†	10,752	322,130
KAR Auction Services, Inc.	5,759	69,108
LKQ Corp.†	992	20,346
Pool Corp.	1,936	380,947
Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Watsco, Inc.	800	$126,424
WW Grainger, Inc.	983	244,275
		3,417,696
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	3,006	113,657
Carlisle Cos., Inc.	1,084	135,804
Textron, Inc.	3,100	82,677
Trane Technologies PLC	26,387	2,179,302
		2,511,440
Drug Delivery Systems — 2.1%
DexCom, Inc.†	13,939	3,753,355
E-Commerce/Products — 0.2%
Chewy, Inc., Class A†	2,638	98,899
Etsy, Inc.†	2,676	102,865
Wayfair, Inc., Class A†	1,435	76,686
		278,450
E-Commerce/Services — 0.9%
Expedia Group, Inc.	2,647	148,947
GrubHub, Inc.†	2,674	108,912
IAC/InterActiveCorp†	2,482	444,849
Lyft, Inc., Class A†	479	12,861
Match Group, Inc.†	9,315	615,163
MercadoLibre, Inc.†	276	134,848
Trip.com Group, Ltd. ADR†	3,100	72,695
TripAdvisor, Inc.	2,134	37,110
Zillow Group, Inc., Class A†	2,000	67,940
		1,643,325
E-Services/Consulting — 0.4%
CDW Corp.	8,443	787,479
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,111	440,114
Littelfuse, Inc.	952	127,016
		567,130
Electronic Components-Misc. — 0.3%
Hubbell, Inc.	2,480	284,555
Jabil, Inc.	728	17,894
Sensata Technologies Holding PLC†	5,796	167,679
		470,128
Electronic Components-Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	101,615	4,621,450
Cree, Inc.†	186	6,596
IPG Photonics Corp.†	757	83,482
Marvell Technology Group, Ltd.	62,829	1,421,820
Microchip Technology, Inc.	9,503	644,304
Monolithic Power Systems, Inc.	2,363	395,708
Skyworks Solutions, Inc.	5,193	464,150
Xilinx, Inc.	11,169	870,512
		8,508,022
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,436	979,216

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	15,477	$1,108,463
FLIR Systems, Inc.	1,458	46,496
Fortive Corp.	4,794	264,581
Keysight Technologies, Inc.†	8,267	691,782
National Instruments Corp.	163	5,392
Trimble, Inc.†	978	31,130
		2,147,844
Electronic Security Devices — 0.2%
Allegion PLC	3,642	335,137
Enterprise Software/Service — 6.0%
Alteryx, Inc., Class A†	5,782	550,273
Atlassian Corp. PLC, Class A†	6,787	931,584
Black Knight, Inc.†	10,820	628,209
Ceridian HCM Holding, Inc.†	5,987	299,769
Coupa Software, Inc.†	3,547	495,622
Guidewire Software, Inc.†	28,238	2,239,556
Manhattan Associates, Inc.†	1,447	72,090
New Relic, Inc.†	2,444	113,011
Paycom Software, Inc.†	2,520	509,065
Pegasystems, Inc.	866	61,685
Pluralsight, Inc., Class A†	4,895	53,747
SolarWinds Corp.†	293	4,591
Tyler Technologies, Inc.†	1,652	489,917
Veeva Systems, Inc., Class A†	14,913	2,331,946
Workday, Inc., Class A†	16,379	2,132,873
		10,913,938
Entertainment Software — 0.9%
DraftKings, Inc.†(1)(2)	74,969	256,544
Electronic Arts, Inc.†	1,300	130,221
Take-Two Interactive Software, Inc.†	8,422	998,933
Zynga, Inc., Class A†	32,250	220,913
		1,606,611
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	2,870	110,868
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	203	51,905
Finance-Consumer Loans — 0.1%
LendingTree, Inc.†	175	32,093
Synchrony Financial	3,780	60,820
		92,913
Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	98	3,298
Discover Financial Services	5,572	198,753
Western Union Co.	2,087	37,837
		239,888
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.	933	32,020
Evercore, Inc., Class A	314	14,463
Interactive Brokers Group, Inc., Class A	457	19,729
Lazard, Ltd., Class A	7,164	168,784
Tradeweb Markets, Inc.	4,011	168,622
Virtu Financial, Inc., Class A	500	10,410
		414,028
Security Description	Shares	Value (Note 2)
Finance-Leasing Companies — 0.0%
Air Lease Corp.	173	$3,830
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	6,172	550,851
Nasdaq, Inc.	1,650	156,668
SEI Investments Co.	1,377	63,810
		771,329
Food-Catering — 0.3%
Aramark	29,286	584,841
Food-Confectionery — 0.4%
Hershey Co.	5,054	669,655
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,800	83,952
Tyson Foods, Inc., Class A	2,700	156,249
		240,201
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	2,161	99,752
Conagra Brands, Inc.	3,900	114,426
Kellogg Co.	2,145	128,679
Lamb Weston Holdings, Inc.	861	49,163
McCormick & Co., Inc.	4,007	565,828
Post Holdings, Inc.†	667	55,341
TreeHouse Foods, Inc.†	213	9,404
		1,022,593
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,261	23,442
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	189	6,490
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,082	25,687
Funeral Services & Related Items — 0.2%
Service Corp. International	8,251	322,697
Garden Products — 0.2%
Scotts Miracle-Gro Co.	898	91,955
Toro Co.	5,036	327,793
		419,748
Gas-Distribution — 0.1%
Atmos Energy Corp.	1,154	114,511
NiSource, Inc.	2,250	56,183
		170,694
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	94,720
Royal Gold, Inc.	471	41,311
		136,031
Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	26,770	1,722,649
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,031	45,065
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	2,130	130,462
Hilton Grand Vacations, Inc.†	269	4,242
Hilton Worldwide Holdings, Inc.	12,545	856,071

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels (continued)
Marriott International, Inc., Class A	1,136	$84,984
Wyndham Hotels & Resorts, Inc.	623	19,631
		1,095,390
Human Resources — 0.2%
ManpowerGroup, Inc.	700	37,093
Paylocity Holding Corp.†	784	69,243
Robert Half International, Inc.	4,880	184,220
		290,556
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,728	284,056
Rockwell Automation, Inc.	4,599	694,035
		978,091
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	980	676,700
Woodward, Inc.	3,025	179,806
		856,506
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	552	41,554
Waters Corp.†	1,453	264,519
		306,073
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	901	73,441
Brown & Brown, Inc.	311	11,264
Willis Towers Watson PLC	2,328	395,411
		480,116
Insurance-Life/Health — 0.0%
Athene Holding, Ltd., Class A†	1,246	30,926
Primerica, Inc.	675	59,724
		90,650
Insurance-Multi-line — 0.0%
Kemper Corp.	266	19,782
Voya Financial, Inc.	211	8,556
		28,338
Insurance-Property/Casualty — 0.2%
Alleghany Corp.	33	18,228
Arch Capital Group, Ltd.†	1,185	33,725
Assurant, Inc.	2,650	275,838
Erie Indemnity Co., Class A	371	54,997
Fidelity National Financial, Inc.	1,500	37,320
Markel Corp.†	26	24,125
		444,233
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	3,486	134,734
Everest Re Group, Ltd.	278	53,493
RenaissanceRe Holdings, Ltd.	379	56,592
		244,819
Internet Application Software — 0.6%
Anaplan, Inc.†	4,171	126,214
Okta, Inc.†	4,483	548,092
Zendesk, Inc.†	6,440	412,224
		1,086,530
Security Description	Shares	Value (Note 2)
Internet Content-Entertainment — 0.8%
Roku, Inc.†	10,393	$909,180
Snap, Inc., Class A†	6,800	80,852
Twitter, Inc.†	17,308	425,084
		1,415,116
Internet Content-Information/News — 1.5%
Spotify Technology SA†	22,847	2,774,540
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,282	136,700
Internet Security — 0.7%
FireEye, Inc.†	4,532	47,948
NortonLifeLock, Inc.	6,000	112,260
Palo Alto Networks, Inc.†	4,356	714,210
Proofpoint, Inc.†	3,666	376,095
		1,250,513
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	397	40,684
LPL Financial Holdings, Inc.	1,830	99,607
Raymond James Financial, Inc.	659	41,649
T. Rowe Price Group, Inc.	1,509	147,354
		329,294
Lasers-System/Components — 0.1%
Coherent, Inc.†	980	104,282
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	238	20,387
Universal Display Corp.	970	127,827
		148,214
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,258	86,802
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,907	239,020
Machinery-General Industrial — 0.5%
IDEX Corp.	2,109	291,274
Middleby Corp.†	2,760	156,989
Nordson Corp.	2,385	322,142
Westinghouse Air Brake Technologies Corp.	4,121	198,343
		968,748
Machinery-Pumps — 0.6%
Dover Corp.	1,444	121,210
Flowserve Corp.	2,044	48,831
Graco, Inc.	7,451	363,087
Ingersoll Rand, Inc.†	4,549	112,815
Xylem, Inc.	6,074	395,600
		1,041,543
Medical Information Systems — 0.3%
Cerner Corp.	9,510	599,035
Change Healthcare, Inc.†	2,625	26,224
		625,259
Medical Instruments — 0.2%
Bio-Techne Corp.	863	163,642
Bruker Corp.	4,422	158,573
Cantel Medical Corp.	487	17,483
		339,698

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	2,800	$145,460
Charles River Laboratories International, Inc.†	1,095	138,200
IQVIA Holdings, Inc.†	3,016	325,306
Laboratory Corp. of America Holdings†	132	16,683
PPD, Inc.†	3,918	69,780
		695,429
Medical Products — 2.6%
ABIOMED, Inc.†	12,126	1,760,210
Cooper Cos., Inc.	1,747	481,595
Envista Holdings Corp.†	2,113	31,568
Haemonetics Corp.†	2,264	225,630
Henry Schein, Inc.†	1,823	92,098
Hill-Rom Holdings, Inc.	786	79,072
Hologic, Inc.†	12,385	434,713
Masimo Corp.†	1,071	189,696
Novocure, Ltd.†	5,959	401,279
Penumbra, Inc.†	1,715	276,681
STERIS PLC	1,011	141,510
Varian Medical Systems, Inc.†	2,068	212,301
West Pharmaceutical Services, Inc.	2,159	328,708
		4,655,061
Medical-Biomedical/Gene — 4.1%
ACADIA Pharmaceuticals, Inc.†	1,700	71,825
Alexion Pharmaceuticals, Inc.†	1,000	89,790
Alnylam Pharmaceuticals, Inc.†	3,946	429,522
Amarin Corp. PLC ADR†	7,600	30,400
Apellis Pharmaceuticals, Inc.†	10,000	267,900
Argenx SE ADR†	3,238	426,542
Ascendis Pharma A/S ADR†	3,794	427,242
BioMarin Pharmaceutical, Inc.†	7,716	652,002
Bluebird Bio, Inc.†	500	22,980
Blueprint Medicines Corp.†	900	52,632
Exact Sciences Corp.†	33,249	1,928,442
Exelixis, Inc.†	7,976	137,347
FibroGen, Inc.†	1,100	38,225
Guardant Health, Inc.†	840	58,464
Incyte Corp.†	9,113	667,345
Ionis Pharmaceuticals, Inc.†	15,630	738,986
Moderna, Inc.†	4,576	137,051
Nektar Therapeutics†	584	10,424
Sage Therapeutics, Inc.†	2,359	67,751
Seattle Genetics, Inc.†	10,428	1,203,183
Ultragenyx Pharmaceutical, Inc.†	1,083	48,118
		7,506,171
Medical-Drugs — 1.1%
Alkermes PLC†	3,300	47,586
Galapagos NV†	5,101	1,018,286
Galapagos NV ADR†	305	59,756
Horizon Therapeutics PLC†	486	14,395
Jazz Pharmaceuticals PLC†	2,818	281,067
PRA Health Sciences, Inc.†	2,828	234,837
Reata Pharmaceuticals, Inc., Class A†	2,094	302,248
		1,958,175
Security Description	Shares	Value (Note 2)
Medical-Generic Drugs — 0.2%
Kodiak Sciences, Inc.†	3,438	$163,993
Perrigo Co. PLC	3,400	163,506
		327,499
Medical-HMO — 1.0%
Centene Corp.†	21,799	1,295,079
Molina Healthcare, Inc.†	3,671	512,875
		1,807,954
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,346	61,399
Universal Health Services, Inc., Class B	1,200	118,896
		180,295
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	1,251	229,608
Chemed Corp.	354	153,353
		382,961
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,382	299,307
McKesson Corp.	404	54,645
		353,952
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	584	58,131
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,200	312,816
Networking Products — 0.1%
Arista Networks, Inc.†	1,349	273,240
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	310	23,269
Waste Connections, Inc.	3,623	280,782
		304,051
Office Automation & Equipment — 0.2%
Zebra Technologies Corp., Class A†	2,256	414,202
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,272	435,189
Oil Companies-Exploration & Production — 0.4%
Cabot Oil & Gas Corp.	13,534	232,650
Concho Resources, Inc.	1,417	60,718
Continental Resources, Inc.	2,000	15,280
Diamondback Energy, Inc.	1,958	51,300
Parsley Energy, Inc., Class A	9,281	53,180
Pioneer Natural Resources Co.	1,596	111,959
Venture Global LNG, Inc., Series B†(1)(2)	3	11,544
Venture Global LNG, Inc., Series C†(1)(2)	42	161,616
		698,247
Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	3,600	88,236
Paper & Related Products — 0.0%
International Paper Co.	2,500	77,825
Patient Monitoring Equipment — 1.2%
Insulet Corp.†	13,457	2,229,556

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,126	$72,098
Pipelines — 0.1%
Cheniere Energy, Inc.†	3,014	100,969
Equitrans Midstream Corp.	473	2,379
ONEOK, Inc.	2,985	65,103
		168,451
Poultry — 0.0%
Pilgrim's Pride Corp.†	428	7,755
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,600	149,072
Private Equity — 0.4%
Blackstone Group, Inc., Class A	16,552	754,275
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	39	8,245
Protection/Safety — 0.0%
ADT, Inc.	10,600	45,792
Publishing-Newspapers — 0.0%
New York Times Co., Class A	692	21,251
Real Estate Investment Trusts — 1.3%
American Campus Communities, Inc.	1,461	40,543
American Homes 4 Rent, Class A	2,507	58,162
Americold Realty Trust	4,354	148,210
Brookfield Property REIT, Inc., Class A	1,492	12,667
Colony Capital, Inc.	597	1,045
CoreSite Realty Corp.	664	76,958
CubeSmart	3,000	80,370
Equity LifeStyle Properties, Inc.	3,942	226,586
Extra Space Storage, Inc.	2,314	221,589
Iron Mountain, Inc.	726	17,279
Lamar Advertising Co., Class A	1,934	99,175
MGM Growth Properties LLC, Class A	5,200	123,084
Outfront Media, Inc.	503	6,780
SBA Communications Corp.	4,242	1,145,213
SL Green Realty Corp.	1,000	43,100
Sun Communities, Inc.	494	61,676
UDR, Inc.	350	12,789
		2,375,226
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,809	105,928
Jones Lang LaSalle, Inc.	1,031	104,110
WeWork Cos., Inc., Class A†(1)(2)	587	2,113
		212,151
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	284	14,348
Recreational Centers — 0.6%
Planet Fitness, Inc., Class A†	21,340	1,039,258
Recreational Vehicles — 0.0%
Polaris, Inc.	1,171	56,384
Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,198	$123,274
Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	1,111	61,749
Six Flags Entertainment Corp.	168	2,107
Vail Resorts, Inc.	4,455	658,048
		721,904
Respiratory Products — 0.3%
ResMed, Inc.	3,230	475,747
Retail-Apparel/Shoe — 1.7%
Burlington Stores, Inc.†	12,356	1,957,932
L Brands, Inc.	814	9,410
Lululemon Athletica, Inc.†	4,685	888,042
Ross Stores, Inc.	2,950	256,561
		3,111,945
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	360	33,595
AutoZone, Inc.†	835	706,410
O'Reilly Automotive, Inc.†	3,360	1,011,528
		1,751,533
Retail-Automobile — 0.2%
CarMax, Inc.†	5,067	272,757
Carvana Co.†	1,026	56,522
		329,279
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,032	58,824
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,310	173,562
Retail-Discount — 1.3%
Dollar General Corp.	10,402	1,570,806
Dollar Tree, Inc.†	7,657	562,560
Ollie's Bargain Outlet Holdings, Inc.†	3,996	185,174
		2,318,540
Retail-Floor Coverings — 0.3%
Floor & Decor Holdings, Inc., Class A†	18,827	604,158
Retail-Gardening Products — 0.3%
Tractor Supply Co.	5,510	465,870
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	1,823	77,514
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,459	37,721
Retail-Misc./Diversified — 0.6%
Five Below, Inc.†	16,212	1,141,001
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,903	510,057
Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	2,205	1,442,952
Darden Restaurants, Inc.	2,767	150,691
Domino's Pizza, Inc.	1,879	608,927
Dunkin' Brands Group, Inc.	6,853	363,894
Papa John's International, Inc.	1,500	80,055

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Restaurant Brands International, Inc.	2,692	$107,761
Wendy's Co.	4,219	62,779
Yum China Holdings, Inc.	11,148	475,239
Yum! Brands, Inc.	1,200	82,236
		3,374,534
Schools — 1.0%
2U, Inc.†	12,666	268,773
Bright Horizons Family Solutions, Inc.†	3,307	337,314
Chegg, Inc.†	26,959	964,593
Grand Canyon Education, Inc.†	2,400	183,084
		1,753,764
Security Services — 0.2%
Brink's Co.	5,381	280,081
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	12,395	602,521
Semiconductor Equipment — 1.7%
Entegris, Inc.	10,560	472,771
KLA Corp.	7,870	1,131,234
Lam Research Corp.	5,080	1,219,200
Teradyne, Inc.	3,798	205,738
		3,028,943
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,672	304,655
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	11,299	725,170
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	700	74,186
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	13,843	284,335
Telecom Services — 0.0%
Switch, Inc., Class A	1,334	19,250
Television — 0.1%
AMC Networks, Inc., Class A†	961	23,362
Nexstar Media Group, Inc., Class A	787	45,433
Sinclair Broadcast Group, Inc., Class A	1,307	21,016
ViacomCBS, Inc., Class A	132	2,354
ViacomCBS, Inc., Class B	6,780	94,988
World Wrestling Entertainment, Inc., Class A	973	33,014
		220,167
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	598	45,592
Theaters — 0.2%
Live Nation Entertainment, Inc.†	9,979	453,645
Therapeutics — 0.5%
Agios Pharmaceuticals, Inc.†	2,146	76,140
GW Pharmaceuticals PLC ADR†	400	35,028
Neurocrine Biosciences, Inc.†	5,011	433,702
Sarepta Therapeutics, Inc.†	3,305	323,295
		868,165
Security Description	Shares	Value (Note 2)
Tools-Hand Held — 0.0%
Snap-on, Inc.	400	$43,528
Toys — 0.1%
Hasbro, Inc.	2,869	205,277
Mattel, Inc.†	5,378	47,380
		252,657
Transport-Rail — 0.1%
Kansas City Southern	1,900	241,642
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	3,643	241,167
Expeditors International of Washington, Inc.	4,377	292,033
		533,200
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	2,992	275,952
Landstar System, Inc.	1,610	154,335
Old Dominion Freight Line, Inc.	2,137	280,437
Schneider National, Inc., Class B	4,536	87,726
XPO Logistics, Inc.†	1,210	58,987
		857,437
Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	51,324	1,149,144
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	341	9,944
Water — 0.1%
American Water Works Co., Inc.	1,042	124,582
Web Hosting/Design — 1.4%
GoDaddy, Inc., Class A†	30,132	1,720,839
Shopify, Inc., Class A†	407	169,690
VeriSign, Inc.†	3,321	598,079
		2,488,608
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	6,379	847,897
PagerDuty, Inc.†	970	16,761
Ubiquiti Networks, Inc.	195	27,608
		892,266
Total Common Stocks (cost $159,987,686)		175,253,456
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	7,056
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	4,974	104,614
Tanium, Inc., Series G†(1)(2)	32,619	205,206
		309,820
Decision Support Software — 0.0%
Databricks, Inc. Series F†(1)(2)	1,680	53,394

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(1)	11,800	$1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	144,361
		146,249
E-Commerce/Services — 0.2%
Airbnb, Inc., Series D†(1)(2)	2,091	178,055
Airbnb, Inc., Series E†(1)(2)	2,711	230,851
		408,906
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	1,673	48,718
UiPath, Inc., Series D-2†(1)(2)	281	8,183
		56,901
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	12,917
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	10,148
WeWork Cos., Inc., Series E†(1)(2)	2,120	7,632
		30,697
Total Convertible Preferred Securities (cost $1,128,006)		1,013,023
EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell Midcap Growth Index Fund (cost $9,115,093)	42,281	5,140,947
Total Long-Term Investment Securities (cost $170,230,785)		181,407,426
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(5)	40,970	40,970
T. Rowe Price Government Reserve Fund 0.95%(5)	182	182
		41,152
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 12/31/2020(3)	$100,000	99,923
0.34% due 08/13/2020(3)	10,000	9,997
1.57% due 06/25/2020(3)	25,000	24,996
		134,916
Total Short-Term Investment Securities (cost $175,962)		176,068
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$205,000	$205,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	250,000	250,000
BNP Paribas SA Joint Repurchase Agreement(4)	290,000	290,000
Deutsche Bank AG Joint Repurchase Agreement(4)	250,000	250,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	235,000	235,000
Total Repurchase Agreements (cost $1,230,000)		1,230,000
TOTAL INVESTMENTS (cost $171,636,747)(6)	100.5%	182,813,494
Liabilities in excess of other assets	(0.5)	(876,355)
NET ASSETS	100.0%	$181,937,139

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.
	07/13/2015	17,116	$62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	$256,544	$3.42	0.14%
Venture Global LNG, Inc., Series B	03/08/2018	3	9,060	11,544	3,848	0.01
Venture Global LNG, Inc., Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	161,616	3,848	0.09
WeWork Cos., Inc., Class A	05/26/2017	587	8,319	2,113	3.60	0.00

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	$85,131	$178,055	$85.15	0.10%
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	230,851	85.15	0.13
Databricks, Inc. Series F	10/22/2019	1,680	72,153	53,394	31.78	0.03
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	144,361	33.44	0.08
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	104,614	21.03	0.06
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	7,056	1.12	0.00
Tanium, Inc., Series G	08/26/2015	32,619	161,930	205,206	6.29	0.11
UiPath, Inc., Series D-1	04/26/2019	1,673	65,835	48,718	29.12	0.03
UiPath, Inc., Series D-2	04/26/2019	281	11,058	8,183	29.12	0.00
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	12,917	3.60	0.01
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	10,148	3.60	0.00
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	7,632	3.60	0.00
				$1,442,952		0.79%

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  The rate shown is the 7-day yield as of March 31, 2020.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	June 2020	$249,630	$287,560	$37,930

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$6,863,453	$39,218	$—	$6,902,671
Entertainment Software	1,350,067	—	256,544	1,606,611
Oil Companies-Exploration & Production	525,087	—	173,160	698,247
Real Estate Management/Services	210,038	—	2,113	212,151
Other Industries	165,833,776	—	—	165,833,776
Convertible Preferred Securities	—	—	1,013,023	1,013,023
Exchange-Traded Funds	5,140,947	—	—	5,140,947
Short-Term Investment Securities:
Registered Investment Companies	41,152	—	—	41,152
U.S. Government Treasuries	—	134,916	—	134,916
Repurchase Agreements	—	1,230,000	—	1,230,000
Total Investments at Value	$179,964,520	$1,404,134	$1,444,840	$182,813,494
Other Financial Instruments:†
Futures Contracts	$37,930	$—	$—	$37,930

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$526,427	$2,913,520
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	33,868	573,524
Realized Loss	—	(13,327)
Change in unrealized appreciation(1)	43,632	92,492
Change in unrealized depreciation(1)	(120,108)	(1,548,242)
Net purchases	—	149,047
Net sales	(52,002)	(1,052,294)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	—	(101,697)
Balance as of March 31, 2020	$431,817	$1,013,023

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$(76,476)	$(714,389)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2020.

(2)  Convertible Preferred Securities were converted to Common Stock upon the Companies' IPO listings. Securities are now valued using Level 1 inputs.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	9.1%
Electric-Integrated	6.9
Banks-Commercial	2.9
Medical Products	2.6
Oil Companies-Exploration & Production	2.5
Banks-Fiduciary	2.3
Insurance-Multi-line	2.2
Gold Mining	2.1
Insurance Brokers	1.9
Medical-Wholesale Drug Distribution	1.9
Agricultural Operations	1.8
Repurchase Agreements	1.7
Chemicals-Diversified	1.6
Diversified Manufacturing Operations	1.5
Food-Misc./Diversified	1.5
Electric-Distribution	1.4
Computer Services	1.3
Banks-Super Regional	1.2
Insurance-Property/Casualty	1.1
Insurance-Life/Health	1.1
Dental Supplies & Equipment	1.1
Medical-Generic Drugs	1.1
Electronic Components-Semiconductors	1.0
Medical-Hospitals	1.0
Semiconductor Components-Integrated Circuits	1.0
Finance-Investment Banker/Broker	1.0
Containers-Paper/Plastic	0.9
Medical Labs & Testing Services	0.9
Transport-Services	0.9
Investment Management/Advisor Services	0.9
Food-Baking	0.8
Electronic Measurement Instruments	0.8
Agricultural Biotech	0.8
Exchange-Traded Funds	0.8
Oil Companies-Integrated	0.8
Auto-Heavy Duty Trucks	0.8
Transport-Truck	0.8
Finance-Other Services	0.7
Publishing-Newspapers	0.7
Food-Retail	0.7
Aerospace/Defense-Equipment	0.7
Distribution/Wholesale	0.7
Medical-Drugs	0.7
Schools	0.7
Pipelines	0.7
Insurance-Reinsurance	0.7
Transport-Rail	0.6
Building Products-Cement	0.6
Building & Construction Products-Misc.	0.6
Brewery	0.6
Chemicals-Specialty	0.6
Machinery-Farming	0.6
Tools-Hand Held	0.6
Semiconductor Equipment	0.6
Gas-Distribution	0.6
Registered Investment Companies	0.6
Engineering/R&D Services	0.5
Oil-Field Services	0.5
Commercial Services	0.5
Apparel Manufacturers	0.5
Non-Ferrous Metals	0.5%
Retail-Discount	0.5
Food-Wholesale/Distribution	0.5
Building-Residential/Commercial	0.5
Television	0.5
Food-Confectionery	0.4
Cable/Satellite TV	0.4
Electronic Components-Misc.	0.4
Steel-Producers	0.4
Silver Mining	0.4
Machinery-Pumps	0.4
Metal-Copper	0.4
Auto/Truck Parts & Equipment-Original	0.4
Medical-Biomedical/Gene	0.4
Wireless Equipment	0.4
Medical Instruments	0.4
Entertainment Software	0.4
Investment Companies	0.4
Commercial Services-Finance	0.4
Savings & Loans/Thrifts	0.4
Building Products-Wood	0.4
Hotels/Motels	0.4
Broadcast Services/Program	0.4
Non-Hazardous Waste Disposal	0.4
Airlines	0.3
Telecom Equipment-Fiber Optics	0.3
Office Automation & Equipment	0.3
Coatings/Paint	0.3
Finance-Credit Card	0.3
Retail-Jewelry	0.3
Finance-Consumer Loans	0.3
Telephone-Integrated	0.3
Private Equity	0.3
Water	0.3
Instruments-Scientific	0.3
Food-Meat Products	0.3
Consumer Products-Misc.	0.3
U.S. Government Treasuries	0.3
Machinery-General Industrial	0.3
Beverages-Non-alcoholic	0.3
Veterinary Diagnostics	0.3
Retail-Restaurants	0.2
Transport-Marine	0.2
Machinery-Electrical	0.2
Home Decoration Products	0.2
Hazardous Waste Disposal	0.2
Oil Refining & Marketing	0.2
Recreational Vehicles	0.2
Appliances	0.2
Rental Auto/Equipment	0.2
Shipbuilding	0.2
Enterprise Software/Service	0.2
Poultry	0.2
Batteries/Battery Systems	0.2
Aerospace/Defense	0.2
Electronic Connectors	0.2
Footwear & Related Apparel	0.2
E-Commerce/Services	0.2
Cruise Lines	0.2
Finance-Auto Loans	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Gardening Products	0.2%
Publishing-Books	0.2
Medical Information Systems	0.2
Retail-Apparel/Shoe	0.1
Independent Power Producers	0.1
Retail-Auto Parts	0.1
Retail-Major Department Stores	0.1
Paper & Related Products	0.1
Motorcycle/Motor Scooter	0.1
Computers	0.1
Real Estate Management/Services	0.1
Computers-Memory Devices	0.1
Advertising Agencies	0.1
Internet Security	0.1
Casino Hotels	0.1
Retail-Consumer Electronics	0.1
Electronic Parts Distribution	0.1
Diagnostic Kits	0.1
Agricultural Chemicals	0.1
Telecommunication Equipment	0.1
Radio	0.1
Retail-Automobile	0.1
Medical-HMO	0.1
Dialysis Centers	0.1
Oil & Gas Drilling	0.1
Containers-Metal/Glass	0.1
Electric Products-Misc.	0.1
Web Hosting/Design	0.1
Resorts/Theme Parks	0.1
Applications Software	0.1
Cellular Telecom	0.1
Food-Catering	0.1
Water Treatment Systems	0.1
Retail-Catalog Shopping	0.1
Computer Software	0.1
101.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,695	$92,202
Omnicom Group, Inc.	1,644	90,256
		182,458
Aerospace/Defense — 0.2%
Arconic, Inc.	6,267	100,648
Spirit AeroSystems Holdings, Inc., Class A	168	4,020
Teledyne Technologies, Inc.†	583	173,309
TransDigm Group, Inc.	157	50,270
		328,247
Aerospace/Defense-Equipment — 0.7%
Hexcel Corp.	91	3,384
L3Harris Technologies, Inc.	6,714	1,209,326
		1,212,710
Agricultural Biotech — 0.8%
Corteva, Inc.	59,211	1,391,459
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,200	87,040
Mosaic Co.	5,627	60,884
		147,924
Agricultural Operations — 1.7%
Archer-Daniels-Midland Co.	30,658	1,078,549
Bunge, Ltd.	41,904	1,719,321
		2,797,870
Airlines — 0.3%
Alaska Air Group, Inc.	5,404	153,852
American Airlines Group, Inc.	5,750	70,092
Copa Holdings SA, Class A	510	23,098
Delta Air Lines, Inc.	6,329	180,566
JetBlue Airways Corp.†	4,279	38,297
United Airlines Holdings, Inc.†	2,943	92,852
		558,757
Apparel Manufacturers — 0.5%
Capri Holdings, Ltd.†	1,356	14,631
Carter's, Inc.	391	25,700
Columbia Sportswear Co.	167	11,652
Hanesbrands, Inc.	1,311	10,318
PVH Corp.	5,852	220,269
Ralph Lauren Corp.	6,842	457,251
Tapestry, Inc.	4,501	58,288
Under Armour, Inc., Class A†	1,046	9,634
Under Armour, Inc., Class C†	4,900	39,494
		847,237
Appliances — 0.2%
Whirlpool Corp.	4,164	357,271
Applications Software — 0.1%
Cerence, Inc.†	593	9,132
Medallia, Inc.†	202	4,048
Nuance Communications, Inc.†	4,654	78,094
		91,274
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	886	$48,030
Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	2,391	323,550
PACCAR, Inc.	15,968	976,124
		1,299,674
Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	3,914	192,725
BorgWarner, Inc.	3,360	81,883
Lear Corp.	4,902	398,288
WABCO Holdings, Inc.†	135	18,232
		691,128
Banks-Commercial — 2.9%
Associated Banc-Corp	2,515	32,167
Bank of Hawaii Corp.	646	35,685
Bank OZK	1,977	33,016
BankUnited, Inc.	1,527	28,555
BOK Financial Corp.	520	22,131
CIT Group, Inc.	1,414	24,406
Citizens Financial Group, Inc.	7,078	133,137
Commerce Bancshares, Inc.	1,653	83,228
Cullen/Frost Bankers, Inc.	919	51,271
East West Bancorp, Inc.	2,363	60,824
First Citizens BancShares, Inc., Class A	114	37,947
First Hawaiian, Inc.	2,135	35,292
First Horizon National Corp.	5,010	40,381
First Republic Bank	2,268	186,611
FNB Corp.	5,273	38,862
M&T Bank Corp.	5,673	586,758
PacWest Bancorp	1,918	34,371
Pinnacle Financial Partners, Inc.	1,220	45,799
Popular, Inc.	3,991	139,685
Prosperity Bancshares, Inc.	7,003	337,895
Regions Financial Corp.	15,715	140,963
Signature Bank	5,708	458,866
SVB Financial Group†	2,800	423,024
Synovus Financial Corp.	2,108	37,016
TCF Financial Corp.	2,463	55,812
Texas Capital Bancshares, Inc.†	817	18,113
Truist Financial Corp.	16,074	495,722
Umpqua Holdings Corp.	3,586	39,087
Webster Financial Corp.	1,488	34,075
Westamerica Bancorporation	12,780	751,208
Western Alliance Bancorp	1,383	42,334
Wintrust Financial Corp.	7,980	262,223
Zions Bancorp NA	2,650	70,914
		4,817,378
Banks-Fiduciary — 2.3%
Bank of New York Mellon Corp.	2,351	79,182
Northern Trust Corp.	24,677	1,862,126
State Street Corp.	36,334	1,935,512
		3,876,820

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Super Regional — 1.2%
Comerica, Inc.	10,609	$311,268
Fifth Third Bancorp	68,195	1,012,696
Huntington Bancshares, Inc.	16,525	135,670
KeyCorp	53,923	559,182
		2,018,816
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	10,987	332,357
Beverages-Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	11,495	431,407
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	49	2,518
Brown-Forman Corp., Class B	185	10,269
		12,787
Brewery — 0.6%
Carlsberg A/S, Class B	3,948	448,162
Molson Coors Beverage Co., Class B	14,561	568,024
		1,016,186
Broadcast Services/Program — 0.4%
Discovery, Inc., Class A†	2,540	49,377
Discovery, Inc., Class C†	5,498	96,435
Fox Corp., Class A	12,674	299,487
Fox Corp., Class B	2,360	53,997
Liberty Media Corp. - Liberty Formula One, Series A†	405	10,457
Liberty Media Corp. - Liberty Formula One, Series C†	3,216	87,572
		597,325
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	7,815	337,999
Owens Corning	11,426	443,443
Summit Materials, Inc., Class A†	18,194	272,910
		1,054,352
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	1,382	48,066
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	50	9,090
Building Products-Cement — 0.6%
Eagle Materials, Inc.	117	6,835
Martin Marietta Materials, Inc.	705	133,407
MDU Resources Group, Inc.	3,238	69,617
Vulcan Materials Co.	7,959	860,129
		1,069,988
Building Products-Wood — 0.4%
Masco Corp.	17,993	622,018
Building-Maintenance & Services — 0.0%
ServiceMaster Global Holdings, Inc.†	1,869	50,463
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	862	36,359
Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	5,470	$185,980
Lennar Corp., Class A	2,634	100,619
Lennar Corp., Class B	150	4,338
PulteGroup, Inc.	4,104	91,601
Toll Brothers, Inc.	19,931	383,672
		766,210
Cable/Satellite TV — 0.4%
DISH Network Corp., Class A†	14,843	296,712
Liberty Broadband Corp., Class A†	400	42,800
Liberty Broadband Corp., Class C†	3,667	406,010
		745,522
Casino Hotels — 0.1%
Caesars Entertainment Corp.†	9,377	63,388
MGM Resorts International	7,267	85,751
Wynn Resorts, Ltd.	274	16,492
		165,631
Cellular Telecom — 0.1%
Sprint Corp.†	9,227	79,537
United States Cellular Corp.†	248	7,264
		86,801
Chemicals-Diversified — 1.6%
Celanese Corp.	6,419	471,090
Eastman Chemical Co.	11,410	531,478
FMC Corp.	8,851	723,038
Huntsman Corp.	3,513	50,693
Olin Corp.	2,562	29,899
PPG Industries, Inc.	6,539	546,660
Westlake Chemical Corp.	10,786	411,702
		2,764,560
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,713	96,562
Ashland Global Holdings, Inc.	901	45,113
Cabot Corp.	917	23,952
Chemours Co.	2,660	23,594
Element Solutions, Inc.†	2,213	18,501
International Flavors & Fragrances, Inc.	4,347	443,742
NewMarket Corp.	9	3,446
Univar Solutions, Inc.†	26,181	280,660
Valvoline, Inc.	3,068	40,160
		975,730
Coal — 0.0%
Peabody Energy Corp.	24,656	71,502
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	24,864	429,401
RPM International, Inc.	1,732	103,054
		532,455
Commercial Services — 0.5%
Cintas Corp.	1,588	275,073
CoreLogic, Inc.	1,218	37,198
Macquarie Infrastructure Corp.	1,195	30,174
Nielsen Holdings PLC	5,066	63,527
Quanta Services, Inc.	14,000	444,220
		850,192

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 0.4%
Equifax, Inc.	300	$35,835
Global Payments, Inc.	2,917	420,719
H&R Block, Inc.	2,701	38,030
IHS Markit, Ltd.	2,355	141,300
Sabre Corp.	3,693	21,899
		657,783
Computer Services — 1.3%
Amdocs, Ltd.	13,618	748,582
CACI International, Inc., Class A†	400	84,460
Cognizant Technology Solutions Corp., Class A	10,636	494,255
DXC Technology Co.	4,167	54,379
Leidos Holdings, Inc.	9,620	881,673
		2,263,349
Computer Software — 0.1%
Akamai Technologies, Inc.†	222	20,311
Bill.com Holdings, Inc.†	32	1,094
Citrix Systems, Inc.	209	29,584
Dynatrace, Inc.†	389	9,274
SS&C Technologies Holdings, Inc.	346	15,162
		75,425
Computers — 0.1%
Hewlett Packard Enterprise Co.	21,301	206,833
Computers-Memory Devices — 0.1%
Western Digital Corp.	4,848	201,774
Consumer Products-Misc. — 0.3%
Clorox Co.	380	65,835
Reynolds Consumer Products, Inc.	13,255	386,649
Spectrum Brands Holdings, Inc.	736	26,768
		479,252
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	896	52,004
O-I Glass, Inc.	2,520	17,917
Silgan Holdings, Inc.	1,266	36,739
		106,660
Containers-Paper/Plastic — 0.9%
Ardagh Group SA	301	3,570
Berry Global Group, Inc.†	10,679	359,989
Graphic Packaging Holding Co.	44,308	540,557
Packaging Corp. of America	1,524	132,329
Sealed Air Corp.	2,346	57,970
Sonoco Products Co.	1,616	74,902
WestRock Co.	14,834	419,209
		1,588,526
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	4,757	24,546
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,752	30,162
Royal Caribbean Cruises, Ltd.	7,732	248,738
		278,900
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.0%
Jack Henry & Associates, Inc.	146	$22,665
Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	25,975	1,008,609
Patterson Cos., Inc.	58,063	887,784
		1,896,393
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	315	8,751
Avantor, Inc.†	1,487	18,572
		27,323
Diagnostic Kits — 0.1%
QIAGEN NV†	3,603	149,885
Dialysis Centers — 0.1%
DaVita, Inc.†	1,418	107,853
Disposable Medical Products — 0.0%
ICU Medical, Inc.†	217	43,784
Distribution/Wholesale — 0.7%
Fastenal Co.	885	27,656
HD Supply Holdings, Inc.†	22,027	626,228
IAA, Inc.†	190	5,692
KAR Auction Services, Inc.	184	2,208
LKQ Corp.†	21,220	435,222
Resideo Technologies, Inc.†	2,002	9,690
Watsco, Inc.	528	83,440
WESCO International, Inc.†	677	15,469
		1,205,605
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	1,848	69,873
Carlisle Cos., Inc.	120	15,034
Eaton Corp. PLC	8,255	641,331
ITT, Inc.	8,951	406,017
Parker-Hannifin Corp.	2,086	270,617
Textron, Inc.	37,990	1,013,193
Trane Technologies PLC	229	18,913
Trinity Industries, Inc.	1,638	26,323
		2,461,301
E-Commerce/Services — 0.2%
Expedia Group, Inc.	288	16,206
IAC/InterActiveCorp†	507	90,869
Lyft, Inc., Class A†	2,835	76,120
TripAdvisor, Inc.	166	2,887
Zillow Group, Inc., Class A†	918	31,184
Zillow Group, Inc., Class C†	2,040	73,481
		290,747
Electric Products-Misc. — 0.1%
AMETEK, Inc.	759	54,663
Littelfuse, Inc.	384	51,233
		105,896
Electric-Distribution — 1.4%
CenterPoint Energy, Inc.	60,378	932,840
Consolidated Edison, Inc.	5,424	423,072
Sempra Energy	9,127	1,031,260
		2,387,172

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 6.9%
AES Corp.	46,242	$628,891
Alliant Energy Corp.	3,914	189,007
Ameren Corp.	3,991	290,665
Avangrid, Inc.	915	40,059
CMS Energy Corp.	17,831	1,047,571
DTE Energy Co.	3,019	286,714
Edison International	10,794	591,403
Entergy Corp.	3,668	344,682
Evergy, Inc.	3,708	204,125
Eversource Energy	15,128	1,183,161
FirstEnergy Corp.	52,369	2,098,426
Hawaiian Electric Industries, Inc.	1,763	75,897
IDACORP, Inc.	819	71,900
OGE Energy Corp.	3,253	99,965
PG&E Corp.†	88,904	799,247
Pinnacle West Capital Corp.	11,876	900,082
PPL Corp.	12,536	309,389
Public Service Enterprise Group, Inc.	22,330	1,002,840
Southern Co.	9,751	527,919
WEC Energy Group, Inc.	5,141	453,076
Xcel Energy, Inc.	8,546	515,324
		11,660,343
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	2,363	177,130
Gentex Corp.	4,124	91,388
Hubbell, Inc.	397	45,552
Jabil, Inc.	1,903	46,776
nVent Electric PLC	2,466	41,601
Sensata Technologies Holding PLC†	11,055	319,821
		722,268
Electronic Components-Semiconductors — 1.0%
Cree, Inc.†	1,619	57,410
Cypress Semiconductor Corp.	6,002	139,967
IPG Photonics Corp.†	537	59,220
Marvell Technology Group, Ltd.	34,432	779,196
Microchip Technology, Inc.	2,753	186,653
ON Semiconductor Corp.†	6,641	82,614
Qorvo, Inc.†	1,889	152,310
Skyworks Solutions, Inc.	2,633	235,338
		1,692,708
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,779	300,981
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,568	327,160
FLIR Systems, Inc.	2,012	64,163
Fortive Corp.	3,734	206,080
National Instruments Corp.	21,243	702,718
Trimble, Inc.†	3,395	108,063
		1,408,184
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,315	68,209
Avnet, Inc.	1,611	40,436
SYNNEX Corp.	672	49,123
		157,768
Security Description	Shares	Value (Note 2)
Electronic Security Devices — 0.0%
Allegion PLC	372	$34,231
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,341	48,356
Engineering/R&D Services — 0.5%
AECOM†	2,445	72,983
Fluor Corp.	2,276	15,727
Jacobs Engineering Group, Inc.	2,092	165,833
KBR, Inc.	30,113	622,737
		877,280
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	288	14,420
SolarWinds Corp.†	521	8,164
Verint Systems, Inc.†	7,383	317,469
		340,053
Entertainment Software — 0.4%
Electronic Arts, Inc.†	4,687	469,497
Take-Two Interactive Software, Inc.†	982	116,475
Zynga, Inc., Class A†	10,918	74,788
		660,760
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	17,128	247,157
Credit Acceptance Corp.†	19	4,858
Santander Consumer USA Holdings, Inc.	1,669	23,216
		275,231
Finance-Consumer Loans — 0.3%
Navient Corp.	3,164	23,983
OneMain Holdings, Inc.	1,061	20,286
SLM Corp.	32,231	231,741
Synchrony Financial	14,816	238,390
		514,400
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	586	19,719
Discover Financial Services	11,621	414,521
Western Union Co.	5,329	96,615
		530,855
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.	9,270	318,147
Evercore, Inc., Class A	405	18,654
Interactive Brokers Group, Inc., Class A	886	38,249
Jefferies Financial Group, Inc.	4,093	55,951
Lazard, Ltd., Class A	33,852	797,553
TD Ameritrade Holding Corp.	11,513	399,041
Virtu Financial, Inc., Class A	470	9,785
		1,637,380
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,595	35,313
Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	4,866	12,262
Cboe Global Markets, Inc.	1,358	121,202
Nasdaq, Inc.	10,976	1,042,171
SEI Investments Co.	1,085	50,279
		1,225,914

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,517	$39,124
MGIC Investment Corp.	5,649	35,871
		74,995
Food-Baking — 0.8%
Flowers Foods, Inc.	69,068	1,417,275
Food-Catering — 0.1%
Aramark	4,080	81,478
Food-Confectionery — 0.4%
Hershey Co.	299	39,618
J.M. Smucker Co.	6,400	710,400
		750,018
Food-Flour & Grain — 0.0%
Seaboard Corp.	4	11,251
Food-Meat Products — 0.3%
Hormel Foods Corp.	4,526	211,093
Tyson Foods, Inc., Class A	4,689	271,352
		482,445
Food-Misc./Diversified — 1.5%
Beyond Meat, Inc.†	772	51,415
Campbell Soup Co.	9,771	451,029
Conagra Brands, Inc.	7,858	230,554
Hain Celestial Group, Inc.†	1,352	35,112
Ingredion, Inc.	6,397	482,974
Kellogg Co.	8,974	538,350
Kraft Heinz Co.	15,407	381,169
Lamb Weston Holdings, Inc.	1,764	100,724
McCormick & Co., Inc.	706	99,694
Post Holdings, Inc.†	586	48,620
TreeHouse Foods, Inc.†	751	33,157
		2,452,798
Food-Retail — 0.7%
Kroger Co.	39,791	1,198,505
Sprouts Farmers Market, Inc.†	1,010	18,776
		1,217,281
Food-Wholesale/Distribution — 0.5%
Grocery Outlet Holding Corp.†	726	24,931
Sysco Corp.	15,043	686,412
US Foods Holding Corp.†	3,553	62,924
		774,267
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	12,360	293,426
Funeral Services & Related Items — 0.0%
Service Corp. International	1,848	72,275
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,598	9,508
Gas-Distribution — 0.6%
Atmos Energy Corp.	2,475	245,594
National Fuel Gas Co.	1,332	49,670
NiSource, Inc.	21,887	546,519
UGI Corp.	3,394	90,518
		932,301
Security Description	Shares	Value (Note 2)
Gold Mining — 2.1%
Barrick Gold Corp.	61,380	$1,124,482
Cia de Minas Buenaventura SAA ADR	43,004	313,499
Franco-Nevada Corp.	10,473	1,046,407
Gold Fields, Ltd. ADR	34,661	164,640
Newmont Corp.	18,412	833,695
Royal Gold, Inc.	726	63,677
		3,546,400
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	839	43,074
Stericycle, Inc.†	6,707	325,826
		368,900
Home Decoration Products — 0.2%
Newell Brands, Inc.	28,732	381,561
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,133	56,908
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	309	18,926
Extended Stay America, Inc.	2,965	21,674
Hilton Grand Vacations, Inc.†	1,203	18,971
Hyatt Hotels Corp., Class A	588	28,165
St. Joe Co.†	13,994	234,820
Wyndham Destinations, Inc.	1,458	31,639
Wyndham Hotels & Resorts, Inc.	7,953	250,599
		604,794
Human Resources — 0.0%
ManpowerGroup, Inc.	956	50,658
Independent Power Producers — 0.1%
NRG Energy, Inc.	4,109	112,011
Vistra Energy Corp.	7,662	122,286
		234,297
Instruments-Controls — 0.0%
Woodward, Inc.	162	9,629
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,438	484,653
Insurance Brokers — 1.9%
Arthur J. Gallagher & Co.	10,686	871,016
Brown & Brown, Inc.	24,114	873,409
Marsh & McLennan Cos., Inc.	5,218	451,148
Willis Towers Watson PLC	5,643	958,464
		3,154,037
Insurance-Life/Health — 1.1%
Athene Holding, Ltd., Class A†	13,542	336,112
Brighthouse Financial, Inc.†	18,200	439,894
Equitable Holdings, Inc.	29,917	432,301
Globe Life, Inc.	1,738	125,084
Lincoln National Corp.	13,609	358,189
Primerica, Inc.	186	16,457
Principal Financial Group, Inc.	4,438	139,087
Unum Group	3,302	49,563
		1,896,687

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 2.2%
American Financial Group, Inc.	1,199	$84,026
Cincinnati Financial Corp.	2,479	187,041
CNA Financial Corp.	22,718	705,167
Hartford Financial Services Group, Inc.	23,239	818,942
Kemper Corp.	8,604	639,879
Loews Corp.	31,951	1,112,853
Voya Financial, Inc.	2,038	82,641
		3,630,549
Insurance-Property/Casualty — 1.1%
Alleghany Corp.	204	112,679
American National Insurance Co.	120	9,886
Arch Capital Group, Ltd.†	5,393	153,485
Assurant, Inc.	6,704	697,819
Erie Indemnity Co., Class A	135	20,012
Fidelity National Financial, Inc.	4,302	107,034
First American Financial Corp.	1,777	75,363
Hanover Insurance Group, Inc.	3,296	298,552
Markel Corp.†	203	188,362
Mercury General Corp.	445	18,120
Old Republic International Corp.	4,590	69,997
White Mountains Insurance Group, Ltd.	50	45,500
WR Berkley Corp.	2,342	122,182
		1,918,991
Insurance-Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	1,210	46,767
Everest Re Group, Ltd.	3,257	626,712
Reinsurance Group of America, Inc.	4,229	355,828
RenaissanceRe Holdings, Ltd.	439	65,551
		1,094,858
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	73	7,784
Internet Security — 0.1%
NortonLifeLock, Inc.	9,163	171,440
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	1,591	125,189
Pargesa Holding SA	8,053	534,576
		659,765
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	798	47,194
Ameriprise Financial, Inc.	1,778	182,209
Eaton Vance Corp.	1,733	55,889
Franklin Resources, Inc.	11,592	193,470
Invesco, Ltd.	6,207	56,360
Janus Henderson Group PLC	2,561	39,234
Legg Mason, Inc.	1,396	68,195
Raymond James Financial, Inc.	8,453	534,230
T. Rowe Price Group, Inc.	2,671	260,823
		1,437,604
Lasers-System/Components — 0.0%
Coherent, Inc.†	391	41,606
Security Description	Shares	Value (Note 2)
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	474	$40,603
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,510	29,898
Lincoln Electric Holdings, Inc.	54	3,726
		33,624
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	1,106	71,149
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	396	19,289
Regal Beloit Corp.	5,759	362,529
		381,818
Machinery-Farming — 0.6%
AGCO Corp.	16,658	787,090
CNH Industrial NV	31,589	180,740
		967,830
Machinery-General Industrial — 0.3%
Crane Co.	816	40,131
Gates Industrial Corp. PLC†	746	5,505
IDEX Corp.	615	84,938
Nordson Corp.	84	11,346
Westinghouse Air Brake Technologies Corp.	6,032	290,320
		432,240
Machinery-Pumps — 0.4%
Curtiss-Wright Corp.	693	64,040
Dover Corp.	1,327	111,389
Flowserve Corp.	1,673	39,968
Ingersoll Rand, Inc.†	2,349	58,255
Xylem, Inc.	6,707	436,827
		710,479
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	929	7,543
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	47,256
Medical Information Systems — 0.2%
Change Healthcare, Inc.†	25,157	251,318
Medical Instruments — 0.4%
Alcon, Inc.†	5,794	295,680
Boston Scientific Corp.†	9,517	310,540
Cantel Medical Corp.	265	9,513
Integra LifeSciences Holdings Corp.†	1,154	51,549
		667,282
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	2,498	129,771
IQVIA Holdings, Inc.†	1,649	177,861
Laboratory Corp. of America Holdings†	3,404	430,232
MEDNAX, Inc.†	1,330	15,481
PPD, Inc.†	8,386	149,355
Quest Diagnostics, Inc.	7,221	579,846
		1,482,546

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 2.6%
Baxter International, Inc.	9,279	$753,362
Cooper Cos., Inc.	685	188,834
Envista Holdings Corp.†	6,705	100,173
Henry Schein, Inc.†	2,081	105,132
Hill-Rom Holdings, Inc.	526	52,916
Hologic, Inc.†	31,715	1,113,196
STERIS PLC	1,286	180,001
West Pharmaceutical Services, Inc.	289	44,000
Zimmer Biomet Holdings, Inc.	17,911	1,810,444
		4,348,058
Medical-Biomedical/Gene — 0.4%
Alnylam Pharmaceuticals, Inc.†	285	31,022
Bio-Rad Laboratories, Inc., Class A†	346	121,294
Bluebird Bio, Inc.†	897	41,226
Exelixis, Inc.†	2,873	49,473
Incyte Corp.†	4,381	320,821
Moderna, Inc.†	356	10,662
Nektar Therapeutics†	2,314	41,305
United Therapeutics Corp.†	703	66,662
		682,465
Medical-Drugs — 0.7%
Alkermes PLC†	31,843	459,176
Horizon Therapeutics PLC†	2,679	79,352
Jazz Pharmaceuticals PLC†	2,104	209,853
PRA Health Sciences, Inc.†	5,267	437,372
		1,185,753
Medical-Generic Drugs — 1.1%
Mylan NV†	20,531	306,117
Perrigo Co. PLC	31,316	1,505,987
		1,812,104
Medical-HMO — 0.1%
Centene Corp.†	1,357	80,619
Molina Healthcare, Inc.†	219	30,597
		111,216
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,414	25,947
Select Medical Holdings Corp.†	65,538	983,070
Universal Health Services, Inc., Class B	6,425	636,589
		1,645,606
Medical-Wholesale Drug Distribution — 1.9%
AmerisourceBergen Corp.	4,469	395,506
Cardinal Health, Inc.	34,541	1,655,896
Covetrus, Inc.†	35,679	290,427
McKesson Corp.	2,342	316,779
Premier, Inc., Class A†	14,452	472,869
		3,131,477
Metal Processors & Fabrication — 0.0%
Timken Co.	1,081	34,960
Metal-Aluminum — 0.0%
Alcoa Corp.†	3,025	18,634
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	102,894	694,535
Security Description	Shares	Value (Note 2)
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	624	$62,113
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	829	5,040
Lions Gate Entertainment Corp., Class B†	1,865	10,407
		15,447
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	11,188	211,789
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	894	19,534
Networking Products — 0.0%
LogMeIn, Inc.	783	65,208
Non-Ferrous Metals — 0.5%
Cameco Corp.	77,079	588,884
NAC Kazatomprom JSC GDR	20,548	256,803
		845,687
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	7,785	584,342
Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	2,869	54,339
Zebra Technologies Corp., Class A†	2,647	485,989
		540,328
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	88	8,965
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,736	27,168
Patterson-UTI Energy, Inc.	29,305	68,867
Transocean, Ltd.†	9,422	10,930
		106,965
Oil Companies-Exploration & Production — 2.5%
Antero Resources Corp.†	3,986	2,842
Apache Corp.	28,268	118,160
Cabot Oil & Gas Corp.	23,894	410,738
Canadian Natural Resources, Ltd.	43,758	592,921
Centennial Resource Development, Inc., Class A†	3,101	815
Chesapeake Energy Corp.†	21,222	3,665
Cimarex Energy Co.	1,628	27,399
Concho Resources, Inc.	3,240	138,834
Continental Resources, Inc.	1,395	10,658
Devon Energy Corp.	6,238	43,105
Diamondback Energy, Inc.	4,565	119,603
EQT Corp.	123,576	873,682
Hess Corp.	28,527	949,949
Kosmos Energy, Ltd.	5,890	5,275
Marathon Oil Corp.	13,067	42,990
Noble Energy, Inc.	7,718	46,617
Ovintiv, Inc.	60,974	164,630
Parsley Energy, Inc., Class A	2,048	11,735
Pioneer Natural Resources Co.	6,539	458,711
Range Resources Corp.	3,377	7,699
WPX Energy, Inc.†	46,654	142,295
		4,172,323

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 0.8%
Equinor ASA	14,619	$184,151
Imperial Oil, Ltd.	86,559	975,520
Murphy Oil Corp.	27,295	167,319
		1,326,990
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	6,283	61,762
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	2,432	59,608
PBF Energy, Inc., Class A	1,942	13,750
Valero Energy Corp.	6,464	293,207
		366,565
Oil-Field Services — 0.5%
Apergy Corp.†	1,257	7,228
Baker Hughes Co.	10,598	111,279
Frank's International NV†	89,394	231,531
Halliburton Co.	30,444	208,541
NOW, Inc.†	18,137	93,587
Schlumberger, Ltd.	16,700	225,283
		877,449
Paper & Related Products — 0.1%
Domtar Corp.	927	20,060
International Paper Co.	6,399	199,201
		219,261
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	788	50,456
Pipelines — 0.7%
Antero Midstream Corp.	3,938	8,270
Cheniere Energy, Inc.†	1,595	53,432
Equitrans Midstream Corp.	73,061	367,497
ONEOK, Inc.	4,564	99,541
Plains GP Holdings LP, Class A	35,681	200,170
Targa Resources Corp.	14,025	96,913
Williams Cos., Inc.	19,778	279,859
		1,105,682
Poultry — 0.2%
Pilgrim's Pride Corp.†	560	10,147
Sanderson Farms, Inc.	2,672	329,511
		339,658
Private Equity — 0.3%
Apollo Global Management, Inc.	14,789	495,432
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	278	58,772
Protection/Safety — 0.0%
ADT, Inc.	1,847	7,979
Publishing-Books — 0.2%
John Wiley & Sons, Inc., Class A	710	26,618
Scholastic Corp.	9,465	241,263
		267,881
Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.7%
New York Times Co., Class A	2,141	$65,750
News Corp., Class A	126,836	1,138,353
News Corp., Class B	1,974	17,746
		1,221,849
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,374	43,542
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,512	79,430
		122,972
Real Estate Investment Trusts — 9.1%
AGNC Investment Corp.	8,808	93,189
Alexandria Real Estate Equities, Inc.	1,975	270,693
American Campus Communities, Inc.	2,225	61,744
American Homes 4 Rent, Class A	2,389	55,425
Annaly Capital Management, Inc.	48,892	247,882
Apartment Investment & Management Co., Class A	2,405	84,536
Apple Hospitality REIT, Inc.	3,418	31,343
AvalonBay Communities, Inc.	2,269	333,929
Boston Properties, Inc.	2,519	232,327
Brandywine Realty Trust	2,836	29,835
Brixmor Property Group, Inc.	33,232	315,704
Camden Property Trust	1,520	120,445
Chimera Investment Corp.	3,032	27,591
Colony Capital, Inc.	7,351	12,864
Columbia Property Trust, Inc.	1,868	23,350
CoreSite Realty Corp.	134	15,531
Corporate Office Properties Trust	1,823	40,343
Cousins Properties, Inc.	2,370	69,370
CubeSmart	3,127	83,772
CyrusOne, Inc.	1,822	112,508
Digital Realty Trust, Inc.	4,253	590,784
Douglas Emmett, Inc.	2,700	82,377
Duke Realty Corp.	5,986	193,827
Empire State Realty Trust, Inc., Class A	2,435	21,818
EPR Properties	7,653	185,356
Equity Commonwealth	17,978	570,082
Equity Residential	14,472	893,067
Essex Property Trust, Inc.	1,066	234,776
Extra Space Storage, Inc.	389	37,251
Federal Realty Investment Trust	3,015	224,949
Gaming and Leisure Properties, Inc.	3,294	91,277
Healthcare Trust of America, Inc., Class A	3,500	84,980
Healthpeak Properties, Inc.	8,244	196,619
Highwoods Properties, Inc.	1,661	58,833
Host Hotels & Resorts, Inc.	11,579	127,832
Hudson Pacific Properties, Inc.	2,472	62,690
Invitation Homes, Inc.	8,706	186,047
Iron Mountain, Inc.	4,121	98,080
JBG SMITH Properties	1,989	63,310
Kilroy Realty Corp.	1,692	107,780
Kimco Realty Corp.	6,724	65,021
Life Storage, Inc.	8,379	792,234
Macerich Co.	2,299	12,943

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Medical Properties Trust, Inc.	37,428	$647,130
MFA Financial, Inc.	7,305	11,323
Mid-America Apartment Communities, Inc.	7,613	784,367
National Retail Properties, Inc.	2,784	89,617
New Residential Investment Corp.	6,754	33,838
Omega Healthcare Investors, Inc.	3,675	97,534
Outfront Media, Inc.	1,964	26,475
Paramount Group, Inc.	3,179	27,975
Park Hotels & Resorts, Inc.	3,882	30,707
Rayonier, Inc.	46,599	1,097,406
Realty Income Corp.	5,312	264,856
Regency Centers Corp.	13,859	532,601
Retail Properties of America, Inc., Class A	3,467	17,924
Service Properties Trust	2,650	14,310
SITE Centers Corp.	2,441	12,718
SL Green Realty Corp.	1,285	55,383
Spirit Realty Capital, Inc.	10,248	267,985
Starwood Property Trust, Inc.	4,434	45,449
STORE Capital Corp.	3,488	63,203
Sun Communities, Inc.	6,287	784,932
Taubman Centers, Inc.	951	39,828
Two Harbors Investment Corp.	4,418	16,833
UDR, Inc.	4,474	163,480
Ventas, Inc.	6,067	162,596
VEREIT, Inc.	17,399	85,081
VICI Properties, Inc.	36,060	600,038
Vornado Realty Trust	2,815	101,931
Weingarten Realty Investors	1,969	28,413
Welltower, Inc.	6,692	306,360
Weyerhaeuser Co.	65,804	1,115,378
WP Carey, Inc.	11,573	672,160
		15,442,145
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,440	129,723
Jones Lang LaSalle, Inc.	742	74,927
		204,650
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	449	22,683
Recreational Vehicles — 0.2%
Brunswick Corp.	10,172	359,784
Polaris, Inc.	97	4,670
		364,454
Rental Auto/Equipment — 0.2%
AMERCO	144	41,839
Element Fleet Management Corp.	42,544	270,869
United Rentals, Inc.†	352	36,221
		348,929
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	6,517	81,723
Vail Resorts, Inc.	70	10,340
		92,063
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	1,692	$37,308
Gap, Inc.	3,478	24,485
L Brands, Inc.	3,128	36,160
Urban Outfitters, Inc.†	10,199	145,234
		243,187
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	821	76,616
Genuine Parts Co.	2,290	154,185
		230,801
Retail-Automobile — 0.1%
AutoNation, Inc.†	876	24,581
CarMax, Inc.†	1,410	75,900
Penske Automotive Group, Inc.	550	15,400
		115,881
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	711	39,084
Qurate Retail, Inc.†	6,234	38,058
		77,142
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,866	163,362
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	446	59,091
Retail-Discount — 0.5%
BJ's Wholesale Club Holdings, Inc.†	10,129	257,986
Dollar General Corp.	249	37,601
Dollar Tree, Inc.†	7,022	515,906
		811,493
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,198	270,391
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	1,025	43,583
Retail-Jewelry — 0.3%
Tiffany & Co.	4,011	519,425
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	14,573	223,550
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	2,543	37,103
Macy's, Inc.	5,031	24,702
		61,805
Retail-Restaurants — 0.2%
Dunkin' Brands Group, Inc.	89	4,726
Wendy's Co.	23,284	346,466
Yum China Holdings, Inc.	1,139	48,555
		399,747
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,001	21,281
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,785	22,029
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	802	25,640

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	39,257	$455,773
New York Community Bancorp, Inc.	7,379	69,289
People's United Financial, Inc.	7,176	79,295
Sterling Bancorp	3,187	33,304
TFS Financial Corp.	792	12,094
		649,755
Schools — 0.7%
2U, Inc.†	573	12,159
Graham Holdings Co., Class B	68	23,199
Grand Canyon Education, Inc.†	4,562	348,012
Strategic Education, Inc.	5,714	798,589
		1,181,959
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	7,008	628,267
Maxim Integrated Products, Inc.	12,738	619,194
NXP Semiconductors NV	4,731	392,342
		1,639,803
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	17,354	795,160
Lam Research Corp.	287	68,880
MKS Instruments, Inc.	879	71,595
		935,635
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,907	347,474
Silver Mining — 0.4%
Fresnillo PLC	86,318	712,977
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	346	36,669
Steel-Producers — 0.4%
Nucor Corp.	14,787	532,628
Reliance Steel & Aluminum Co.	1,060	92,846
Steel Dynamics, Inc.	3,352	75,554
United States Steel Corp.	2,759	17,409
		718,437
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	2,491	99,167
Corning, Inc.	22,199	455,967
		555,134
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	3,108	28,314
Juniper Networks, Inc.	5,409	103,528
		131,842
Telephone-Integrated — 0.3%
CenturyLink, Inc.	17,742	167,839
GCI Liberty, Inc., Class A†	1,598	91,038
Telephone & Data Systems, Inc.	14,622	245,065
		503,942
Security Description	Shares	Value (Note 2)
Television — 0.5%
AMC Networks, Inc., Class A†	6,445	$156,678
Nexstar Media Group, Inc., Class A	165	9,525
Sinclair Broadcast Group, Inc., Class A	61	981
ViacomCBS, Inc., Class A	78	1,391
ViacomCBS, Inc., Class B	42,442	594,612
		763,187
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	959	73,114
Theaters — 0.0%
Cinemark Holdings, Inc.	1,740	17,731
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	873	30,974
Tools-Hand Held — 0.6%
Snap-on, Inc.	885	96,306
Stanley Black & Decker, Inc.	8,476	847,600
		943,906
Toys — 0.0%
Mattel, Inc.†	1,738	15,312
Transport-Marine — 0.2%
Kirby Corp.†	966	41,992
SEACOR Holdings, Inc.†	6,282	169,363
Tidewater, Inc.†	24,079	170,479
		381,834
Transport-Rail — 0.6%
Kansas City Southern	8,551	1,087,516
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	12,399	820,814
Expeditors International of Washington, Inc.	7,168	478,249
Ryder System, Inc.	5,998	158,587
		1,457,650
Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	5,843	538,900
Knight-Swift Transportation Holdings, Inc.	16,679	547,071
Landstar System, Inc.	60	5,751
Old Dominion Freight Line, Inc.	915	120,103
Schneider National, Inc., Class B	902	17,445
XPO Logistics, Inc.†	625	30,469
		1,259,739
Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	18,565	415,670
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,375	40,095
Water — 0.3%
American Water Works Co., Inc.	2,943	351,865
Essential Utilities, Inc.	3,515	143,061
		494,926
Water Treatment Systems — 0.1%
Pentair PLC	2,724	81,066
Web Hosting/Design — 0.1%
VeriSign, Inc.†	526	94,727

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	4,859	$645,858
ViaSat, Inc.†	930	33,406
		679,264
Total Common Stocks (cost $205,274,247)		164,857,765
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,717)	1,948	181,164
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index Fund (cost $1,338,352)	21,510	1,378,576
Total Long-Term Investment Securities (cost $206,833,316)		166,417,505
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.07%(1)	926,885	926,885
T. Rowe Price Government Reserve Fund 0.95%(1)	612	612
		927,497
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.11% due 12/31/2020(2)	$200,000	199,846
0.15% due 03/25/2021(2)	200,000	199,699
0.21% due 09/10/2020(2)	10,000	9,995
0.34% due 08/13/2020(2)	50,000	49,985
		459,525
Total Short-Term Investment Securities (cost $1,386,957)		1,387,022
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $1,533,000 collateralized by $1,445,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 having an approximate value of $1,567,769.	$1,533,000	$1,533,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $1,343,000 collateralized by $1,320,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $1,373,676.	1,343,000	1,343,000
Total Repurchase Agreements (cost $2,876,000)		2,876,000
TOTAL INVESTMENTS (cost $211,096,273)(3)	101.1%	170,680,527
Liabilities in excess of other assets	(1.1)	(1,795,282)
NET ASSETS	100.0%	$168,885,245

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2020.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2020	$499,260	$575,120	$75,860

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$162,361,825	$2,495,940	**	$—	$164,857,765
Convertible Preferred Securities	181,164	—		—	181,164
Exchange-Traded Funds	1,378,576	—		—	1,378,576
Short-Term Investment Securities:
Registered Investment Companies	927,497	—		—	927,497
Other Short-Term Investment Securities	—	459,525		—	459,525
Repurchase Agreements	—	2,876,000		—	2,876,000
Total Investments at Value	$164,849,062	$5,831,465		$—	$170,680,527
Other Financial Instruments:†
Futures Contracts	$75,860	$—		$—	$75,860

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Banks-Commercial	8.3%
Real Estate Investment Trusts	6.7
Medical-Drugs	2.8
Medical-Biomedical/Gene	2.6
Chemicals-Specialty	2.5
Electronic Components-Semiconductors	2.3
Insurance-Property/Casualty	2.1
Computer Services	1.7
Savings & Loans/Thrifts	1.6
Medical Products	1.5
Human Resources	1.5
Electric-Integrated	1.4
Medical Labs & Testing Services	1.4
Registered Investment Companies	1.3
Building & Construction-Misc.	1.3
Electronic Components-Misc.	1.2
Semiconductor Equipment	1.2
Enterprise Software/Service	1.1
Machinery-General Industrial	1.1
Building-Heavy Construction	1.0
Building & Construction Products-Misc.	1.0
Insurance-Reinsurance	1.0
Gas-Distribution	1.0
Aerospace/Defense-Equipment	0.9
Building-Mobile Home/Manufactured Housing	0.9
Distribution/Wholesale	0.9
Diversified Manufacturing Operations	0.9
Exchange-Traded Funds	0.8
Building-Residential/Commercial	0.8
Pastoral & Agricultural	0.8
Telecom Equipment-Fiber Optics	0.8
Auto/Truck Parts & Equipment-Original	0.8
Water	0.8
Medical Information Systems	0.8
Medical Instruments	0.8
Containers-Paper/Plastic	0.8
Retail-Restaurants	0.8
Apparel Manufacturers	0.8
Finance-Investment Banker/Broker	0.8
Data Processing/Management	0.7
Building-Maintenance & Services	0.7
Medical-HMO	0.7
E-Services/Consulting	0.7
Power Converter/Supply Equipment	0.7
Food-Misc./Diversified	0.7
Oil-Field Services	0.6
Commercial Services	0.6
Food-Wholesale/Distribution	0.6
Insurance Brokers	0.6
Footwear & Related Apparel	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Investment Companies	0.6
Filtration/Separation Products	0.6
Energy-Alternate Sources	0.5
Diagnostic Equipment	0.5
Building Products-Doors & Windows	0.5
Retail-Automobile	0.5
Publishing-Books	0.5
Insurance-Life/Health	0.5
Computers-Other	0.5
Electronic Measurement Instruments	0.5%
Steel Pipe & Tube	0.5
Transport-Services	0.4
Investment Management/Advisor Services	0.4
Medical-Outpatient/Home Medical	0.4
Disposable Medical Products	0.4
Schools	0.4
Transport-Truck	0.4
E-Commerce/Services	0.4
Computer Software	0.4
Commercial Services-Finance	0.4
Applications Software	0.4
Chemicals-Diversified	0.4
Medical-Hospitals	0.4
Private Equity	0.4
Electric Products-Misc.	0.4
Recreational Vehicles	0.3
Telecom Services	0.3
Rubber/Plastic Products	0.3
Building Products-Wood	0.3
Retail-Apparel/Shoe	0.3
Consulting Services	0.3
Medical-Generic Drugs	0.3
Insurance-Multi-line	0.3
Oil Refining & Marketing	0.3
Repurchase Agreements	0.3
Consumer Products-Misc.	0.3
Beverages-Non-alcoholic	0.3
Computer Data Security	0.3
Communications Software	0.3
X-Ray Equipment	0.3
Semiconductor Components-Integrated Circuits	0.3
Auto-Truck Trailers	0.3
Paper & Related Products	0.3
Financial Guarantee Insurance	0.3
Printing-Commercial	0.3
Internet Content-Information/News	0.3
Quarrying	0.3
Engineering/R&D Services	0.3
Hotels/Motels	0.3
Oil Companies-Exploration & Production	0.3
Telecommunication Equipment	0.3
Machinery-Pumps	0.3
Therapeutics	0.2
Office Furnishings-Original	0.2
Veterinary Diagnostics	0.2
Retail-Sporting Goods	0.2
Miscellaneous Manufacturing	0.2
Medical-Wholesale Drug Distribution	0.2
Gambling (Non-Hotel)	0.2
Wireless Equipment	0.2
Machinery-Construction & Mining	0.2
Internet Connectivity Services	0.2
Building Products-Air & Heating	0.2
Metal Products-Distribution	0.2
Coal	0.2
Finance-Consumer Loans	0.2
Retail-Building Products	0.2
Gold Mining	0.2
Telephone-Integrated	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Airlines	0.2%
Metal Processors & Fabrication	0.2
Home Furnishings	0.2
Satellite Telecom	0.2
Circuit Boards	0.2
Television	0.2
Electric-Generation	0.2
Web Hosting/Design	0.1
Poultry	0.1
Networking Products	0.1
Office Supplies & Forms	0.1
Audio/Video Products	0.1
Instruments-Controls	0.1
Linen Supply & Related Items	0.1
Computers-Integrated Systems	0.1
Dental Supplies & Equipment	0.1
Identification Systems	0.1
Real Estate Management/Services	0.1
Tobacco	0.1
Athletic Equipment	0.1
Transactional Software	0.1
Retail-Office Supplies	0.1
Retail-Pawn Shops	0.1
Diagnostic Kits	0.1
Agricultural Operations	0.1
Aerospace/Defense	0.1
Medical-Nursing Homes	0.1
Machinery-Farming	0.1
Vitamins & Nutrition Products	0.1
Electronic Parts Distribution	0.1
Machinery-Electrical	0.1
Medical Laser Systems	0.1
Metal-Aluminum	0.1
Advertising Agencies	0.1
Retail-Home Furnishings	0.1
Chemicals-Plastics	0.1
Metal-Iron	0.1
Auto Repair Centers	0.1
Electronic Security Devices	0.1
Retail-Misc./Diversified	0.1
Internet Telephone	0.1
Oil Field Machinery & Equipment	0.1
Cosmetics & Toiletries	0.1
Appliances	0.1
Instruments-Scientific	0.1
Finance-Auto Loans	0.1
Rental Auto/Equipment	0.1
Storage/Warehousing	0.1
E-Marketing/Info	0.1
Banks-Mortgage	0.1
Internet Security	0.1
Wire & Cable Products	0.1
Advanced Materials	0.1
Cable/Satellite TV	0.1
U.S. Government Treasuries	0.1
Casino Hotels	0.1
Steel-Producers	0.1
Medical Imaging Systems	0.1
Banks-Super Regional	0.1
Golf	0.1
Broadcast Services/Program	0.1%
Motion Pictures & Services	0.1
Resorts/Theme Parks	0.1
Physical Therapy/Rehabilitation Centers	0.1
Firearms & Ammunition	0.1
B2B/E-Commerce	0.1
Electric-Distribution	0.1
Rubber-Tires	0.1
Independent Power Producers	0.1
99.0%

*   Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.5%
Advanced Materials — 0.1%
Haynes International, Inc.	1,199	$24,711
Lydall, Inc.†	1,679	10,846
Materion Corp.	1,955	68,445
		104,002
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	114,143	165,507
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,069	126,126
National Presto Industries, Inc.	483	34,201
Park Aerospace Corp.	1,868	23,537
		183,864
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	12,551	222,906
Aerojet Rocketdyne Holdings, Inc.†	6,939	290,258
Barnes Group, Inc.	4,569	191,121
Hexcel Corp.	10,735	399,235
Kaman Corp.	2,670	102,715
Moog, Inc., Class A	4,590	231,933
Triumph Group, Inc.	4,800	32,448
		1,470,616
Agricultural Operations — 0.1%
Andersons, Inc.	3,124	58,575
Fresh Del Monte Produce, Inc.	2,903	80,152
Phibro Animal Health Corp., Class A	1,944	46,986
		185,713
Airlines — 0.2%
Allegiant Travel Co.	1,264	103,395
Hawaiian Holdings, Inc.	4,465	46,615
SkyWest, Inc.	4,832	126,550
		276,560
Apparel Manufacturers — 0.8%
Deckers Outdoor Corp.†	5,100	683,400
Kontoor Brands, Inc.	4,475	85,786
Oxford Industries, Inc.	12,060	437,295
		1,206,481
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	2,000	19,020
iRobot Corp.†	2,710	110,839
		129,859
Applications Software — 0.4%
Digi International, Inc.†	2,714	25,892
Ebix, Inc.	2,134	32,394
PDF Solutions, Inc.†	2,666	31,245
PTC, Inc.†	8,656	529,834
		619,365
Athletic Equipment — 0.1%
Fox Factory Holding Corp.†	3,692	155,064
Vista Outdoor, Inc.†	5,542	48,770
		203,834
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.1%
Daktronics, Inc.	3,591	$17,704
Sonos, Inc.†	18,800	159,424
Universal Electronics, Inc.†	1,335	51,224
		228,352
Auto Repair Centers — 0.1%
Monro, Inc.	3,189	139,710
Auto-Truck Trailers — 0.3%
Wabash National Corp.	64,484	465,575
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	10,780	38,916
Cooper-Standard Holdings, Inc.†	1,614	16,576
Dorman Products, Inc.†	2,796	154,535
Garrett Motion, Inc.†	7,171	20,509
Gentherm, Inc.†	23,620	741,668
Meritor, Inc.†	15,384	203,838
Methode Electronics, Inc.	3,555	93,958
Telenav, Inc.†	7,700	33,264
Titan International, Inc.	4,796	7,434
		1,310,698
Auto/Truck Parts & Equipment-Replacement — 0.6%
Douglas Dynamics, Inc.	8,400	298,284
Motorcar Parts of America, Inc.†	1,817	22,858
Standard Motor Products, Inc.	14,335	595,906
		917,048
B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,294	81,030
Banks-Commercial — 8.3%
1st Source Corp.	2,540	82,372
Allegiance Bancshares, Inc.	1,835	44,242
Ameris Bancorp	6,276	149,118
Atlantic Union Bankshares Corp.	2,063	45,180
BancFirst Corp.	7,700	256,949
BancorpSouth Bank	10,300	194,876
Banner Corp.	11,572	382,339
Cadence BanCorp	12,269	80,362
Cambridge Bancorp	3,446	179,192
Cathay General Bancorp	4,000	91,800
CenterState Bank Corp.	27,124	467,347
Central Pacific Financial Corp.	15,220	241,998
Central Valley Community Bancorp	900	11,736
City Holding Co.	1,562	103,920
Columbia Banking System, Inc.	16,914	453,295
Community Bank System, Inc.	4,955	291,354
Customers Bancorp, Inc.†	2,762	30,189
CVB Financial Corp.	29,457	590,613
Eagle Bancorp, Inc.	3,219	97,246
Enterprise Financial Services Corp.	2,400	66,984
First BanCorp/Puerto Rico	20,832	110,826
First Citizens BancShares, Inc., Class A	1,756	584,520
First Commonwealth Financial Corp.	26,323	240,592
First Community Bankshares, Inc.	1,100	25,630
First Financial Bancorp	9,525	142,018

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First Hawaiian, Inc.	3,700	$61,161
First Interstate BancSystem, Inc., Class A	24,609	709,724
First Merchants Corp.	15,025	398,012
First Midwest Bancorp, Inc.	39,021	516,443
Flagstar Bancorp, Inc.	3,304	65,518
Franklin Financial Network, Inc.	1,284	26,181
Glacier Bancorp, Inc.	8,217	279,419
Great Western Bancorp, Inc.	6,594	135,045
Hanmi Financial Corp.	2,982	32,355
Heritage Financial Corp.	23,062	461,240
HomeStreet, Inc.	2,340	52,018
Hope Bancorp, Inc.	20,402	167,704
IBERIABANK Corp.	1,500	54,240
Independent Bank Corp.	4,800	61,776
Independent Bank Corp.	3,819	245,829
Lakeland Financial Corp.	9,777	359,305
Meta Financial Group, Inc.	3,314	71,980
NBT Bancorp, Inc.	4,197	135,941
OFG Bancorp	4,921	55,017
Old National Bancorp	16,296	214,944
Opus Bank	2,071	35,890
PacWest Bancorp	2,700	48,384
Preferred Bank	1,304	44,101
S&T Bancorp, Inc.	3,693	100,893
Seacoast Banking Corp. of Florida†	24,210	443,285
ServisFirst Bancshares, Inc.	4,417	129,506
Simmons First National Corp., Class A	10,923	200,983
South State Corp.	600	35,238
Southside Bancshares, Inc.	3,042	92,446
Tompkins Financial Corp.	1,174	84,293
Triumph Bancorp, Inc.†	2,236	58,136
TrustCo Bank Corp.	9,289	50,253
Trustmark Corp.	25,300	589,490
UMB Financial Corp.	2,500	115,950
United Bankshares, Inc.	7,400	170,792
United Community Banks, Inc.	35,748	654,546
Veritex Holdings, Inc.	4,527	63,242
Webster Financial Corp.	2,400	54,960
West Bancorporation, Inc.	1,650	26,978
Westamerica Bancorporation	19,979	1,174,366
		13,242,282
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,747	110,622
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	3,887	92,899
Beverages-Non-alcoholic — 0.3%
Coca-Cola Consolidated, Inc.	445	92,796
National Beverage Corp.†	1,116	47,597
Primo Water Corp.	37,268	337,648
		478,041
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,273	34,231
Security Description	Shares	Value (Note 2)
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	10,500	$89,670
Building & Construction Products-Misc. — 1.0%
American Woodmark Corp.†	9,024	411,224
Builders FirstSource, Inc.†	18,600	227,478
Gibraltar Industries, Inc.†	3,093	132,751
Louisiana-Pacific Corp.	10,300	176,954
Patrick Industries, Inc.	2,141	60,291
Simpson Manufacturing Co., Inc.	9,581	593,830
		1,602,528
Building & Construction-Misc. — 1.3%
Comfort Systems USA, Inc.	25,752	941,236
EMCOR Group, Inc.	11,125	682,185
MYR Group, Inc.†	6,596	172,749
TopBuild Corp.†	3,254	233,116
		2,029,286
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,895	188,206
SPX Corp.†	4,231	138,100
		326,306
Building Products-Cement — 0.0%
US Concrete, Inc.†	2,820	51,155
Building Products-Doors & Windows — 0.5%
Apogee Enterprises, Inc.	22,238	462,995
Griffon Corp.	4,082	51,638
Masonite International Corp.†	5,300	251,485
PGT Innovations, Inc.†	5,598	46,967
		813,085
Building Products-Wood — 0.3%
Boise Cascade Co.	13,036	309,996
Universal Forest Products, Inc.	5,884	218,826
		528,822
Building-Heavy Construction — 1.0%
Aegion Corp.†	2,948	52,858
Arcosa, Inc.	11,438	454,546
Dycom Industries, Inc.†	14,628	375,208
Granite Construction, Inc.	4,480	68,006
MasTec, Inc.†	16,117	527,510
Sterling Construction Co., Inc.†	7,600	72,200
Tutor Perini Corp.†	15,800	106,176
		1,656,504
Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	15,065	366,983
ServiceMaster Global Holdings, Inc.†	26,935	727,245
		1,094,228
Building-Mobile Home/Manufactured Housing — 0.9%
Cavco Industries, Inc.†	4,680	678,319
LCI Industries	2,399	160,325
Skyline Champion Corp.†	34,127	535,111
Winnebago Industries, Inc.	3,228	89,771
		1,463,526

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.8%
Century Communities, Inc.†	2,726	$39,554
Installed Building Products, Inc.†	2,043	81,455
KB Home	15,800	285,980
LGI Homes, Inc.†	2,115	95,492
M/I Homes, Inc.†	2,697	44,581
MDC Holdings, Inc.	4,800	111,360
Meritage Homes Corp.†	3,450	125,960
TRI Pointe Group, Inc.†	62,300	546,371
		1,330,753
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	21,200	100,912
Casino Hotels — 0.1%
Boyd Gaming Corp.	6,800	98,056
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,675	25,520
Innospec, Inc.	2,348	163,163
Koppers Holdings, Inc.†	1,984	24,542
Quaker Chemical Corp.	1,241	156,713
Stepan Co.	2,720	240,611
		610,549
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	4,786	5,073
Chemicals-Other — 0.0%
American Vanguard Corp.	2,546	36,815
Chemicals-Plastics — 0.1%
PolyOne Corp.	8,000	151,760
Chemicals-Specialty — 2.5%
Ashland Global Holdings, Inc.	14,654	733,726
Balchem Corp.	8,225	811,972
Ferro Corp.†	7,856	73,532
GCP Applied Technologies, Inc.†	5,155	91,759
H.B. Fuller Co.	4,886	136,466
Hawkins, Inc.	907	32,289
Kraton Corp.†	3,039	24,616
Minerals Technologies, Inc.	5,800	210,308
Rogers Corp.†	1,780	168,068
Sensient Technologies Corp.	10,183	443,062
Tronox Holdings PLC, Class A	12,300	61,254
Univar Solutions, Inc.†	45,103	483,504
Valvoline, Inc.	52,655	689,254
		3,959,810
Circuit Boards — 0.2%
TTM Technologies, Inc.†	24,803	256,463
Coal — 0.2%
Arch Coal, Inc., Class A	2,550	73,695
CONSOL Energy, Inc.†	2,482	9,158
Peabody Energy Corp.	3,000	8,700
SunCoke Energy, Inc.	8,315	32,013
Warrior Met Coal, Inc.	17,495	185,797
		309,363
Security Description	Shares	Value (Note 2)
Commercial Services — 0.6%
Harsco Corp.†	7,534	$52,512
HMS Holdings Corp.†	8,444	213,380
LiveRamp Holdings, Inc.†	18,857	620,772
Medifast, Inc.	1,713	107,063
Team, Inc.†	2,910	18,915
		1,012,642
Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,463	72,446
Euronet Worldwide, Inc.†	900	77,148
EVERTEC, Inc.	5,722	130,061
Evo Payments, Inc., Class A†	12,500	191,250
Green Dot Corp., Class A†	6,741	171,154
		642,059
Communications Software — 0.3%
Avaya Holdings Corp.†	58,100	470,029
Computer Data Security — 0.3%
OneSpan, Inc.†	3,121	56,646
Qualys, Inc.†	4,770	414,942
		471,588
Computer Services — 1.7%
CACI International, Inc., Class A†	1,250	263,937
ExlService Holdings, Inc.†	3,268	170,034
Insight Enterprises, Inc.†	5,830	245,618
Science Applications International Corp.	10,270	766,450
Sykes Enterprises, Inc.†	3,693	100,154
TTEC Holdings, Inc.	1,693	62,167
Unisys Corp.†	37,463	462,668
Virtusa Corp.†	2,860	81,224
WNS Holdings, Ltd. ADR†	12,719	546,663
		2,698,915
Computer Software — 0.4%
Avid Technology, Inc.†	13,400	90,182
TiVo Corp.	81,538	577,289
		667,471
Computers-Integrated Systems — 0.1%
Agilysys, Inc.†	1,950	32,565
Cubic Corp.	2,997	123,806
Diebold Nixdorf, Inc.†	7,360	25,907
MTS Systems Corp.	1,706	38,385
		220,663
Computers-Other — 0.5%
3D Systems Corp.†	11,350	87,509
Lumentum Holdings, Inc.†	8,303	611,931
PlayAGS, Inc.†	29,871	79,158
		778,598
Consulting Services — 0.3%
Forrester Research, Inc.†	1,017	29,727
Huron Consulting Group, Inc.†	10,000	453,600
Kelly Services, Inc., Class A	3,181	40,367
		523,694

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	940	$25,850
Central Garden & Pet Co., Class A†	3,851	98,470
Quanex Building Products Corp.	9,178	92,514
WD-40 Co.	1,313	263,716
		480,550
Containers-Paper/Plastic — 0.8%
Ardagh Group SA	31,755	376,614
Graphic Packaging Holding Co.	64,465	786,473
Matthews International Corp., Class A	3,004	72,667
		1,235,754
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	2,200	52,976
Inter Parfums, Inc.	1,689	78,285
		131,261
Data Processing/Management — 0.7%
Bottomline Technologies, Inc.†	3,653	133,882
CommVault Systems, Inc.†	10,800	437,184
CSG Systems International, Inc.	14,329	599,669
		1,170,735
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,200	217,118
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	2,800	77,784
BioTelemetry, Inc.†	3,258	125,466
Repligen Corp.†	6,480	625,579
		828,829
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.†	14,596	122,607
OraSure Technologies, Inc.†	5,916	63,656
		186,263
Disposable Medical Products — 0.4%
CONMED Corp.	2,720	155,774
ICU Medical, Inc.†	1,846	372,468
Merit Medical Systems, Inc.†	5,291	165,344
		693,586
Distribution/Wholesale — 0.9%
Anixter International, Inc.†	2,886	253,593
Core-Mark Holding Co., Inc.	13,467	384,752
Fossil Group, Inc.†	9,054	29,788
G-III Apparel Group, Ltd.†	4,125	31,762
KAR Auction Services, Inc.	41,089	493,068
ScanSource, Inc.†	10,917	233,515
Veritiv Corp.†	4,619	36,305
		1,462,783
Diversified Manufacturing Operations — 0.9%
Enerpac Tool Group Corp.	5,864	97,049
EnPro Industries, Inc.	17,053	674,958
Fabrinet†	8,246	449,902
Federal Signal Corp.	5,799	158,197
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†	2,096	$4,401
Standex International Corp.	1,194	58,530
		1,443,037
Diversified Minerals — 0.0%
Livent Corp.†	13,991	73,453
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,948	41,356
E-Commerce/Products — 0.0%
Etsy, Inc.†	1,200	46,128
Liquidity Services, Inc.†	2,580	10,010
		56,138
E-Commerce/Services — 0.4%
Cars.com, Inc.†	17,300	74,390
Groupon, Inc.†	24,500	24,015
Shutterstock, Inc.	1,835	59,014
Stamps.com, Inc.†	4,030	524,222
		681,641
E-Marketing/Info — 0.1%
comScore, Inc.†	26,700	75,294
QuinStreet, Inc.†	4,419	35,573
		110,867
E-Services/Consulting — 0.7%
Perficient, Inc.†	39,323	1,065,260
Electric Products-Misc. — 0.4%
Graham Corp.	1,700	21,930
Novanta, Inc.†	6,776	541,267
		563,197
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	12,700	79,629
Electric-Generation — 0.2%
Atlantic Power Corp.†	117,000	250,380
Electric-Integrated — 1.4%
Avista Corp.	14,732	625,963
Black Hills Corp.	1,600	102,448
El Paso Electric Co.	3,904	265,316
IDACORP, Inc.	8,574	752,711
PNM Resources, Inc.	3,600	136,800
Portland General Electric Co.	8,100	388,314
		2,271,552
Electronic Components-Misc. — 1.2%
Advanced Energy Industries, Inc.†	3,672	178,055
Applied Optoelectronics, Inc.†	1,832	13,905
Bel Fuse, Inc., Class B	3,571	34,782
Benchmark Electronics, Inc.	15,306	305,967
Comtech Telecommunications Corp.	2,338	31,072
KEMET Corp.	5,568	134,523
Knowles Corp.†	8,247	110,345
OSI Systems, Inc.†	6,836	471,137
Plexus Corp.†	2,797	152,604
Sanmina Corp.†	15,807	431,215
SMART Global Holdings, Inc.†	1,261	30,642
		1,894,247

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 2.3%
Amkor Technology, Inc.†	38,000	$296,020
CEVA, Inc.†	2,108	52,552
CTS Corp.	3,125	77,781
Diodes, Inc.†	3,963	161,037
DSP Group, Inc.†	2,205	29,547
MACOM Technology Solutions Holdings, Inc.†	27,248	515,805
ON Semiconductor Corp.†	35,623	443,150
Photronics, Inc.†	6,440	66,074
Rambus, Inc.†	61,586	683,605
Semtech Corp.†	17,260	647,250
Synaptics, Inc.†	5,700	329,859
Xperi Corp.	22,448	312,252
		3,614,932
Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	2,790	149,544
FARO Technologies, Inc.†	1,668	74,226
Itron, Inc.†	3,375	188,426
Mesa Laboratories, Inc.	385	87,045
Stoneridge, Inc.†	15,700	262,975
		762,216
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,350	176,648
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,491	135,835
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	15,174	171,011
Green Plains, Inc.	6,339	30,744
Renewable Energy Group, Inc.†	8,034	164,938
REX American Resources Corp.†	4,337	201,714
SunPower Corp.†	39,800	201,786
Sunrun, Inc.†	7,468	75,427
		845,620
Engineering/R&D Services — 0.3%
Exponent, Inc.	4,967	357,177
KBR, Inc.	3,800	78,584
VSE Corp.	102	1,672
		437,433
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,072	7,370
Enterprise Software/Service — 1.1%
ACI Worldwide, Inc.†	24,100	582,015
Donnelley Financial Solutions, Inc.†	8,592	45,280
eGain Corp.†	3,391	24,856
Evolent Health, Inc., Class A†	16,500	89,595
LivePerson, Inc.†	5,900	134,225
ManTech International Corp., Class A	2,579	187,416
MicroStrategy, Inc., Class A†	1,589	187,661
Omnicell, Inc.†	4,019	263,566
Progress Software Corp.	4,292	137,344
SPS Commerce, Inc.†	3,339	155,297
		1,807,255
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.0%
Glu Mobile, Inc.†	11,038	$69,429
Filtration/Separation Products — 0.6%
ESCO Technologies, Inc.	11,662	885,262
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	450	115,061
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	2,649	61,934
Enova International, Inc.†	3,237	46,904
EZCORP, Inc., Class A†	5,038	21,008
Nelnet, Inc., Class A	650	29,517
PRA Group, Inc.†	4,352	120,637
World Acceptance Corp.†	531	28,998
		308,998
Finance-Investment Banker/Broker — 0.8%
Cowen, Inc., Class A	6,000	57,960
Greenhill & Co., Inc.	1,426	14,032
Houlihan Lokey, Inc.	17,841	929,873
INTL. FCStone, Inc.†	1,561	56,602
Moelis & Co., Class A	1,300	36,530
Piper Sandler Cos.	2,163	109,383
		1,204,380
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	2,900	20,706
MGIC Investment Corp.	19,300	122,555
NMI Holdings, Inc., Class A†	9,015	104,664
Radian Group, Inc.	16,400	212,380
		460,305
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,592	81,049
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,656	65,876
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	6,138	111,036
Cal-Maine Foods, Inc.	2,903	127,674
Hain Celestial Group, Inc.†	11,981	311,147
J&J Snack Foods Corp.	1,431	173,151
John B. Sanfilippo & Son, Inc.	3,543	316,744
		1,039,752
Food-Wholesale/Distribution — 0.6%
Calavo Growers, Inc.	1,568	90,458
Chefs' Warehouse, Inc.†	2,442	24,591
Performance Food Group Co.†	32,129	794,229
SpartanNash Co.	3,484	49,891
United Natural Foods, Inc.†	5,110	46,909
		1,006,078
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	6,575	111,709
Steven Madden, Ltd.	31,899	741,014
Wolverine World Wide, Inc.	7,751	117,815
		970,538

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	1,144	$32,112
Red Rock Resorts, Inc., Class A	35,009	299,327
		331,439
Gas-Distribution — 1.0%
Chesapeake Utilities Corp.	6,485	555,829
New Jersey Resources Corp.	1,700	57,749
Northwest Natural Holding Co.	4,117	254,225
ONE Gas, Inc.	3,500	292,670
South Jersey Industries, Inc.	8,855	221,375
Southwest Gas Holdings, Inc.	2,400	166,944
		1,548,792
Gold Mining — 0.2%
Pretium Resources, Inc.†	51,976	294,704
Golf — 0.1%
Callaway Golf Co.	9,019	92,174
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,439	74,146
Health Care Cost Containment — 0.0%
CorVel Corp.†	858	46,770
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,344	23,956
Sleep Number Corp.†	12,925	247,643
		271,599
Hotels/Motels — 0.3%
Extended Stay America, Inc.	45,503	332,627
Marcus Corp.	2,203	27,141
Red Lion Hotels Corp.†	2,500	3,650
St. Joe Co.†	3,018	50,642
		414,060
Housewares — 0.0%
Tupperware Brands Corp.	4,687	7,593
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	4,477	258,815
ASGN, Inc.†	26,344	930,470
Barrett Business Services, Inc.	8,996	356,601
Cross Country Healthcare, Inc.†	30,934	208,495
Heidrick & Struggles International, Inc.	2,937	66,083
Kforce, Inc.	6,600	168,762
Korn Ferry	9,852	239,601
Resources Connection, Inc.	2,885	31,649
TrueBlue, Inc.†	15,734	200,766
		2,461,242
Identification Systems — 0.1%
Brady Corp., Class A	4,770	215,270
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	4,500	77,265
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,156	41,309
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,645	223,899
Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.1%
Fluidigm Corp.†	47,000	$119,380
Insurance Brokers — 0.6%
Brown & Brown, Inc.	18,027	652,938
eHealth, Inc.†	2,386	335,997
		988,935
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	12,326	231,729
CNO Financial Group, Inc.	15,300	189,567
FGL Holdings	12,534	122,833
Primerica, Inc.	2,850	252,168
		796,297
Insurance-Multi-line — 0.3%
Kemper Corp.	6,905	513,525
Insurance-Property/Casualty — 2.1%
Ambac Financial Group, Inc.†	5,922	73,078
AMERISAFE, Inc.	11,822	762,164
Employers Holdings, Inc.	3,049	123,515
First American Financial Corp.	1,600	67,856
HCI Group, Inc.	615	24,754
Horace Mann Educators Corp.	3,951	144,567
James River Group Holdings, Ltd.	16,677	604,375
Kinsale Capital Group, Inc.	3,025	316,203
Palomar Holdings, Inc.†	12,870	748,519
ProAssurance Corp.	5,155	128,875
Safety Insurance Group, Inc.	1,401	118,286
Stewart Information Services Corp.	2,272	60,594
United Fire Group, Inc.	2,039	66,492
United Insurance Holdings Corp.	1,989	18,378
Universal Insurance Holdings, Inc.	2,928	52,470
		3,310,126
Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	20,062	775,396
Essent Group, Ltd.	10,500	276,570
Reinsurance Group of America, Inc.	5,463	459,657
Third Point Reinsurance, Ltd.†	7,676	56,879
		1,568,502
Internet Connectivity Services — 0.2%
Cogent Communications Holdings, Inc.	3,995	327,470
Internet Content-Information/News — 0.3%
HealthStream, Inc.†	6,352	152,130
TechTarget, Inc.†	2,200	45,342
Yelp, Inc.†	13,800	248,814
		446,286
Internet Security — 0.1%
Proofpoint, Inc.†	1,075	110,284
Internet Telephone — 0.1%
8x8, Inc.†	9,606	133,139
Investment Companies — 0.6%
Compass Diversified Holdings	35,313	473,194
Golub Capital BDC, Inc.	33,245	417,557
		890,751

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.4%
Artisan Partners Asset Management, Inc., Class A	1,900	$40,831
Blucora, Inc.†	4,691	56,527
Boston Private Financial Holdings, Inc.	7,978	57,043
BrightSphere Investment Group, Inc.	3,000	19,170
Focus Financial Partners, Inc., Class A†	5,400	124,254
Stifel Financial Corp.	5,250	216,720
Virtus Investment Partners, Inc.	1,302	99,095
Waddell & Reed Financial, Inc., Class A	6,740	76,701
WisdomTree Investments, Inc.	11,306	26,343
		716,684
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,467	221,649
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	9,461	330,851
Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	500	2,615
Franklin Electric Co., Inc.	3,688	173,815
		176,430
Machinery-Farming — 0.1%
Alamo Group, Inc.	929	82,477
Lindsay Corp.	1,036	94,877
		177,354
Machinery-General Industrial — 1.1%
Albany International Corp., Class A	11,065	523,707
Applied Industrial Technologies, Inc.	3,705	169,393
Chart Industries, Inc.†	3,431	99,430
DXP Enterprises, Inc.†	7,135	87,475
IDEX Corp.	4,158	574,261
Kadant, Inc.	1,800	134,370
Tennant Co.	1,751	101,470
		1,690,106
Machinery-Pumps — 0.3%
Cactus, Inc., Class A	10,209	118,424
CSW Industrials, Inc.	2,600	168,610
SPX FLOW, Inc.†	4,080	115,954
		402,988
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	7,562	96,491
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	90,600	637,824
Change Healthcare, Inc.†	43,556	435,125
Computer Programs & Systems, Inc.	1,197	26,633
NextGen Healthcare, Inc.†	4,641	48,452
Tabula Rasa HealthCare, Inc.†	1,884	98,514
		1,246,548
Medical Instruments — 0.8%
AngioDynamics, Inc.†	17,906	186,759
Bio-Techne Corp.	2,421	459,070
Natus Medical, Inc.†	11,667	269,858
NuVasive, Inc.†	6,500	329,290
		1,244,977
Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	17,352	$901,436
Medpace Holdings, Inc.†	6,799	498,911
Personalis, Inc.†	3,200	25,824
Syneos Health, Inc.†	10,601	417,891
Teladoc Health, Inc.†	2,695	417,752
		2,261,814
Medical Laser Systems — 0.1%
Cutera, Inc.†	13,364	174,534
Medical Products — 1.5%
Accuray, Inc.†	30,300	57,570
Cardiovascular Systems, Inc.†	3,374	118,798
CryoLife, Inc.†	3,594	60,810
Envista Holdings Corp.†	33,588	501,805
Glaukos Corp.†	3,737	115,324
Hanger, Inc.†	3,579	55,761
Inogen, Inc.†	1,750	90,405
Integer Holdings Corp.†	9,757	613,325
Invacare Corp.	17,227	127,997
LeMaitre Vascular, Inc.	1,571	39,149
Luminex Corp.	4,016	110,560
Orthofix Medical, Inc.†	4,176	116,970
SeaSpine Holdings Corp.†	17,200	140,524
Sientra, Inc.†	105,913	210,767
Surmodics, Inc.†	1,299	43,283
Tactile Systems Technology, Inc.†	1,824	73,252
		2,476,300
Medical-Biomedical/Gene — 2.6%
ACADIA Pharmaceuticals, Inc.†	7,900	333,775
Acorda Therapeutics, Inc.†	4,603	4,293
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
AMAG Pharmaceuticals, Inc.†	4,351	26,889
Amicus Therapeutics, Inc.†	16,300	150,612
ANI Pharmaceuticals, Inc.†	891	36,299
Arena Pharmaceuticals, Inc.†	4,960	208,320
Atara Biotherapeutics, Inc.†	12,600	107,226
Biohaven Pharmaceutical Holding Co., Ltd.†	5,100	173,553
Black Diamond Therapeutics, Inc.†	4,600	114,770
Bluebird Bio, Inc.†	900	41,364
Bridgebio Pharma, Inc.†	4,100	118,900
CytomX Therapeutics, Inc.†	5,500	42,185
Eiger BioPharmaceuticals, Inc.†	13,200	89,760
Emergent BioSolutions, Inc.†	4,206	243,359
Esperion Therapeutics, Inc.†	1,700	53,601
Evolus, Inc.†	30,561	126,828
Forty Seven, Inc.†	2,000	190,840
Homology Medicines, Inc.†	3,400	52,836
Innoviva, Inc.†	6,406	75,335
Intercept Pharmaceuticals, Inc.†	2,400	151,104
LogicBio Therapeutics, Inc.†	22,400	110,656
Menlo Therapeutics, Inc.†	4,100	10,988
Mersana Therapeutics, Inc.†	24,598	143,406
Myriad Genetics, Inc.†	16,830	240,837
NeoGenomics, Inc.†	10,007	276,293
Puma Biotechnology, Inc.†	3,800	32,072

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
REGENXBIO, Inc.†	8,404	$272,122
resTORbio, Inc.†	3,200	3,296
REVOLUTION Medicines, Inc.†	2,300	50,393
Sangamo Therapeutics, Inc.†	3,400	21,658
Solid Biosciences, Inc.†	5,200	12,428
Synlogic, Inc.†	10,500	18,060
TCR2 Therapeutics, Inc.†	4,200	32,508
Viela Bio, Inc.†	4,800	182,400
Xencor, Inc.†	10,930	326,589
Y-mAbs Therapeutics, Inc.†	600	15,660
		4,101,423
Medical-Drugs — 2.8%
Aerie Pharmaceuticals, Inc.†	12,268	165,618
Aimmune Therapeutics, Inc.†	5,000	72,100
Akorn, Inc.†	9,068	5,089
Alector, Inc.†	2,000	48,260
Amphastar Pharmaceuticals, Inc.†	3,284	48,735
Athenex, Inc.†	12,200	94,428
Clovis Oncology, Inc.†	15,700	99,852
Corcept Therapeutics, Inc.†	9,858	117,212
Cytokinetics, Inc.†	5,663	66,767
Eagle Pharmaceuticals, Inc.†	2,370	109,020
Enanta Pharmaceuticals, Inc.†	1,531	78,739
Global Blood Therapeutics, Inc.†	4,200	214,578
Gritstone Oncology, Inc.†	2,300	13,386
Horizon Therapeutics PLC†	10,300	305,086
Intra-Cellular Therapies, Inc.†	15,907	244,491
Lannett Co., Inc.†	31,909	221,768
Marinus Pharmaceuticals, Inc.†	54,300	110,229
MyoKardia, Inc.†	5,700	267,216
Pacira BioSciences, Inc.†	14,447	484,408
Prestige Consumer Healthcare, Inc.†	9,000	330,120
Principia Biopharma, Inc.†	3,900	231,582
Progenics Pharmaceuticals, Inc.†	8,283	31,475
Protagonist Therapeutics, Inc.†	12,900	91,074
Reata Pharmaceuticals, Inc., Class A†	1,922	277,421
Seres Therapeutics, Inc.†	58,500	208,845
Spectrum Pharmaceuticals, Inc.†	10,828	25,229
Supernus Pharmaceuticals, Inc.†	5,028	90,454
Sutro Biopharma, Inc.†	2,000	20,400
TG Therapeutics, Inc.†	9,900	97,416
UroGen Pharma, Ltd.†	7,000	124,880
Vanda Pharmaceuticals, Inc.†	13,312	137,912
Voyager Therapeutics, Inc.†	8,800	80,520
		4,514,310
Medical-Generic Drugs — 0.3%
Arvinas, Inc.†	200	8,060
Endo International PLC†	59,344	219,573
Momenta Pharmaceuticals, Inc.†	10,881	295,963
		523,596
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.7%
Magellan Health, Inc.†	15,687	$754,701
Tivity Health, Inc.†	4,140	26,041
Triple-S Management Corp., Class B†	21,300	300,330
		1,081,072
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	80,194	267,848
Select Medical Holdings Corp.†	10,299	154,485
Tenet Healthcare Corp.†	10,100	145,440
		567,773
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,807	180,791
Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	1,297	87,677
LHC Group, Inc.†	2,839	398,028
Pennant Group, Inc.†	2,509	35,527
Providence Service Corp.†	3,200	175,616
		696,848
Medical-Wholesale Drug Distribution — 0.2%
Covetrus, Inc.†	9,349	76,101
Owens & Minor, Inc.	30,724	281,125
		357,226
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	2,506	70,469
CIRCOR International, Inc.†	1,908	22,190
LB Foster Co., Class A†	1,100	13,596
Mueller Industries, Inc.	5,458	130,664
Tredegar Corp.	2,365	36,965
		273,884
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	875	9,056
Worthington Industries, Inc.	11,800	309,750
		318,806
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,871	24,873
Kaiser Aluminum Corp.	2,122	147,012
		171,885
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	38,016	150,163
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	7,103	135,738
John Bean Technologies Corp.	3,035	225,410
		361,148
Motion Pictures & Services — 0.1%
Eros International PLC†	54,100	89,265
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,999	42,030
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,223	39,381

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 0.1%
Extreme Networks, Inc.†	25,151	$77,716
NeoPhotonics Corp.†	12,300	89,175
NETGEAR, Inc.†	2,889	65,985
		232,876
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	16,374	33,403
Office Furnishings-Original — 0.2%
HNI Corp.	9,700	244,343
Interface, Inc.	5,599	42,328
Steelcase, Inc., Class A	10,000	98,700
		385,371
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	45,600	230,280
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.†	6,203	11,352
Nabors Industries, Ltd.	32,392	12,636
Noble Corp. PLC†	23,884	6,210
Valaris PLC	18,965	8,536
		38,734
Oil Companies-Exploration & Production — 0.3%
Bonanza Creek Energy, Inc.†	1,780	20,025
Callon Petroleum Co.†	37,423	20,504
Denbury Resources, Inc.†	47,222	8,717
Gulfport Energy Corp.†	13,929	6,194
HighPoint Resources Corp.†	10,444	1,984
Laredo Petroleum, Inc.†	17,273	6,560
Oasis Petroleum, Inc.†	27,716	9,701
PDC Energy, Inc.†	9,332	57,952
Penn Virginia Corp.†	1,290	3,986
QEP Resources, Inc.	22,791	7,624
Range Resources Corp.	20,001	45,602
Ring Energy, Inc.†	5,719	3,767
SM Energy Co.	10,167	12,404
Southwestern Energy Co.†	51,879	87,676
Talos Energy, Inc.†	1,922	11,051
W&T Offshore, Inc.†	57,700	98,090
Whiting Petroleum Corp.†	8,750	5,866
		407,703
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,468	105,774
Exterran Corp.†	2,697	12,945
US Silica Holdings, Inc.	7,051	12,692
		131,411
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	900	14,877
Delek US Holdings, Inc.	14,400	226,944
Murphy USA, Inc.†	2,800	236,208
Par Pacific Holdings, Inc.†	3,532	25,077
		503,106
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.6%
Archrock, Inc.	12,230	$45,985
DMC Global, Inc.	1,404	32,306
Era Group, Inc.†	1,898	10,116
Helix Energy Solutions Group, Inc.†	13,549	22,220
KLX Energy Services Holdings, Inc.†	2,013	1,409
Matrix Service Co.†	26,403	250,037
MRC Global, Inc.†	17,000	72,420
Newpark Resources, Inc.†	8,598	7,713
NexTier Oilfield Solutions, Inc.†	60,400	70,668
NOW, Inc.†	53,000	273,480
Oceaneering International, Inc.†	9,482	27,877
Oil States International, Inc.†	5,799	11,772
ProPetro Holding Corp.†	7,892	19,730
RPC, Inc.	4,934	10,164
Solaris Oilfield Infrastructure, Inc., Class A	32,587	171,082
TETRA Technologies, Inc.†	12,032	3,850
		1,030,829
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	1,583	34,525
Domtar Corp.	1,900	41,116
Mercer International, Inc.	3,837	27,780
Neenah, Inc.	1,612	69,526
P.H. Glatfelter Co.	6,033	73,723
Schweitzer-Mauduit International, Inc.	2,961	82,375
Verso Corp., Class A†	11,800	133,104
		462,149
Pastoral & Agricultural — 0.8%
Darling Ingredients, Inc.†	68,916	1,321,120
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,224	84,456
Poultry — 0.1%
Sanderson Farms, Inc.	1,900	234,308
Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	8,951	833,965
Powell Industries, Inc.	5,944	152,582
Vicor Corp.†	1,757	78,257
		1,064,804
Printing-Commercial — 0.3%
Deluxe Corp.	5,000	129,650
Ennis, Inc.	14,100	264,798
Quad/Graphics, Inc.	19,200	48,384
RR Donnelley & Sons Co.	6,795	6,513
		449,345
Private Equity — 0.4%
Kennedy-Wilson Holdings, Inc.	41,996	563,586
Publishing-Books — 0.5%
Gannett Co, Inc.	18,456	27,315
Houghton Mifflin Harcourt Co.†	25,900	48,692
John Wiley & Sons, Inc., Class A	17,348	650,376
Scholastic Corp.	2,946	75,094
		801,477
Quarrying — 0.3%
Compass Minerals International, Inc.	11,478	441,559

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 6.7%
Acadia Realty Trust	12,933	$160,240
Agree Realty Corp.	5,567	344,597
Alexander & Baldwin, Inc.	8,566	96,111
American Assets Trust, Inc.	17,597	439,925
Americold Realty Trust	10,100	343,804
Apollo Commercial Real Estate Finance, Inc.	13,685	101,543
Armada Hoffler Properties, Inc.	5,312	56,838
ARMOUR Residential REIT, Inc.	5,644	49,724
Ashford Hospitality Trust, Inc.	18,300	13,527
Blackstone Mtg. Trust, Inc., Class A	14,400	268,128
Capstead Mtg. Corp.	9,067	38,081
CareTrust REIT, Inc.	9,158	135,447
CBL & Associates Properties, Inc.	16,629	3,327
Cedar Realty Trust, Inc.	8,237	7,686
Chatham Lodging Trust	4,497	26,712
Cherry Hill Mtg. Investment Corp.	400	2,480
Columbia Property Trust, Inc.	36,900	461,250
Community Healthcare Trust, Inc.	1,949	74,608
CorEnergy Infrastructure Trust, Inc.	1,400	25,732
CoreSite Realty Corp.	3,400	394,060
DiamondRock Hospitality Co.	54,087	274,762
Douglas Emmett, Inc.	18,233	556,289
Easterly Government Properties, Inc.	9,908	244,133
EastGroup Properties, Inc.	1,400	146,272
Equity LifeStyle Properties, Inc.	10,867	624,635
Essential Properties Realty Trust, Inc.	8,427	110,057
First Industrial Realty Trust, Inc.	9,375	311,531
Four Corners Property Trust, Inc.	8,005	149,774
Franklin Street Properties Corp.	10,277	58,887
GEO Group, Inc.	15,700	190,912
Getty Realty Corp.	8,077	191,748
Gladstone Commercial Corp.	4,900	70,364
Global Net Lease, Inc.	8,574	114,634
Granite Point Mtg. Trust, Inc.	5,257	26,653
Hersha Hospitality Trust	7,342	26,284
Highwoods Properties, Inc.	1,800	63,756
Independence Realty Trust, Inc.	8,712	77,885
Industrial Logistics Properties Trust	6,247	109,572
Innovative Industrial Properties, Inc.	1,633	123,994
Invesco Mtg. Capital, Inc.	20,811	70,966
Investors Real Estate Trust	1,114	61,270
iStar, Inc.	7,162	75,989
Kite Realty Group Trust	8,049	76,224
KKR Real Estate Finance Trust, Inc.	7,114	106,781
Ladder Capital Corp.	3,900	18,486
Lexington Realty Trust	35,857	356,060
LTC Properties, Inc.	3,810	117,729
Mack-Cali Realty Corp.	4,300	65,489
Monmouth Real Estate Investment Corp.	1,000	12,050
National Storage Affiliates Trust	5,686	168,306
New Senior Investment Group, Inc.	9,500	24,320
New York Mtg. Trust, Inc.	35,018	54,278
NexPoint Residential Trust, Inc.	2,159	54,428
Office Properties Income Trust	4,620	125,895
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	7,800	$84,942
Pennsylvania Real Estate Investment Trust	5,726	5,220
PennyMac Mtg. Investment Trust	13,402	142,329
Physicians Realty Trust	7,100	98,974
Piedmont Office Realty Trust, Inc., Class A	7,900	139,514
PS Business Parks, Inc.	225	30,492
Ready Capital Corp.	3,379	24,396
Redwood Trust, Inc.	13,500	68,310
Retail Opportunity Investments Corp.	19,917	165,112
RLJ Lodging Trust	5,400	41,688
RPT Realty	7,703	46,449
Ryman Hospitality Properties, Inc.	1,700	60,945
Saul Centers, Inc.	3,429	112,265
STAG Industrial, Inc.	2,400	54,048
Summit Hotel Properties, Inc.	10,079	42,533
Sunstone Hotel Investors, Inc.	32,000	278,720
Tanger Factory Outlet Centers, Inc.	8,903	44,515
Terreno Realty Corp.	13,479	697,538
TPG RE Finance Trust, Inc.	2,700	14,823
Two Harbors Investment Corp.	7,518	28,644
UMH Properties, Inc.	1,600	17,376
Uniti Group, Inc.	18,524	111,700
Universal Health Realty Income Trust	1,213	122,283
Urstadt Biddle Properties, Inc., Class A	2,865	40,397
Washington Prime Group, Inc.	17,884	14,398
Washington Real Estate Investment Trust	7,724	184,372
Whitestone REIT	3,894	24,143
Xenia Hotels & Resorts, Inc.	17,296	178,149
		10,778,508
Real Estate Management/Services — 0.1%
Marcus & Millichap, Inc.†	2,250	60,975
RE/MAX Holdings, Inc., Class A	1,709	37,461
Realogy Holdings Corp.	10,959	32,987
Safehold, Inc.	1,267	80,112
		211,535
Recreational Vehicles — 0.3%
Brunswick Corp.	15,529	549,261
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.	8,023	113,445
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,600	88,928
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	6,015	54,676
Boot Barn Holdings, Inc.†	2,738	35,402
Buckle, Inc.	2,736	37,511
Caleres, Inc.	3,902	20,290
Cato Corp., Class A	11,283	120,390
Chico's FAS, Inc.	11,369	14,666
Children's Place, Inc.	1,390	27,188
Designer Brands, Inc., Class A	5,288	26,334
Express, Inc.†	6,447	9,606

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Genesco, Inc.†	3,466	$46,236
Guess?, Inc.	4,089	27,683
Shoe Carnival, Inc.	857	17,800
Tailored Brands, Inc.	4,854	8,446
Vera Bradley, Inc.†	2,248	9,262
Winmark Corp.	575	73,267
		528,757
Retail-Appliances — 0.0%
Conn's, Inc.†	1,828	7,641
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	7,315	11,850
Retail-Automobile — 0.5%
America's Car-Mart, Inc.†	592	33,359
Asbury Automotive Group, Inc.†	8,803	486,190
Group 1 Automotive, Inc.	1,677	74,224
Lithia Motors, Inc., Class A	2,170	177,484
Sonic Automotive, Inc., Class A	2,325	30,876
		802,133
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	37,603	51,140
Retail-Building Products — 0.2%
BMC Stock Holdings, Inc.†	12,600	223,398
Foundation Building Materials, Inc.†	1,689	17,380
GMS, Inc.†	4,042	63,581
		304,359
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,059	43,641
Retail-Discount — 0.0%
Big Lots, Inc.	3,739	53,169
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,752	12,907
Retail-Hair Salons — 0.0%
Regis Corp.†	2,317	13,694
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	5,734	68,177
La-Z-Boy, Inc.	4,445	91,345
		159,522
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,573	18,593
Signet Jewelers, Ltd.	5,017	32,360
		50,953
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,056	21,424
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	28,829	10,378
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	6,318	22,113
PriceSmart, Inc.	2,137	112,299
		134,412
Retail-Office Supplies — 0.1%
Office Depot, Inc.	120,876	198,237
Security Description	Shares	Value (Note 2)
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	2,600	$186,524
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,934	55,661
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	1,300	48,035
Retail-Restaurants — 0.8%
BJ's Restaurants, Inc.	1,837	25,516
Bloomin' Brands, Inc.	33,425	238,655
Brinker International, Inc.	6,500	78,065
Cheesecake Factory, Inc.	22,376	382,182
Chuy's Holdings, Inc.†	1,592	16,031
Dave & Buster's Entertainment, Inc.	2,955	38,651
Dine Brands Global, Inc.	1,609	46,146
El Pollo Loco Holdings, Inc.†	1,872	15,818
Fiesta Restaurant Group, Inc.†	1,923	7,750
Red Robin Gourmet Burgers, Inc.†	1,240	10,565
Ruth's Hospitality Group, Inc.	2,601	17,375
Shake Shack, Inc., Class A†	2,976	112,314
Wingstop, Inc.	2,823	224,993
		1,214,061
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	12,690	138,765
Zumiez, Inc.†	13,254	229,559
		368,324
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,810	78,403
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	8,504	91,418
Proto Labs, Inc.†	2,565	195,273
Raven Industries, Inc.	3,427	72,755
Trinseo SA	9,405	170,325
		529,771
Satellite Telecom — 0.2%
Gogo, Inc.†	17,800	37,736
Iridium Communications, Inc.†	9,298	207,624
KVH Industries, Inc.†	2,215	20,888
		266,248
Savings & Loans/Thrifts — 1.6%
Axos Financial, Inc.†	5,110	92,644
Banc of California, Inc.	4,300	34,400
BankFinancial Corp.	3,900	34,359
Berkshire Hills Bancorp, Inc.	4,116	61,164
Brookline Bancorp, Inc.	17,945	202,420
Capitol Federal Financial, Inc.	900	10,449
Dime Community Bancshares, Inc.	2,955	40,513
First Defiance Financial Corp.	1,800	26,532
Flushing Financial Corp.	3,400	45,424
Investors Bancorp, Inc.	11,300	90,287
Meridian Bancorp, Inc.	24,800	278,256
Northfield Bancorp, Inc.	28,247	316,084
Northwest Bancshares, Inc.	9,610	111,188
OceanFirst Financial Corp.	27,461	436,904
Pacific Premier Bancorp, Inc.	5,690	107,200
People's United Financial, Inc.	5,606	61,946

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Provident Financial Services, Inc.	5,755	$74,009
Washington Federal, Inc.	21,300	552,948
		2,576,727
Schools — 0.4%
American Public Education, Inc.†	1,476	35,321
K12, Inc.†	15,400	290,444
Perdoceo Education Corp.†	6,745	72,778
Strategic Education, Inc.	2,105	294,195
		692,738
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,306	8,358
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	2,200	144,386
MaxLinear, Inc.†	6,242	72,844
Power Integrations, Inc.	2,820	249,091
		466,321
Semiconductor Equipment — 1.2%
Axcelis Technologies, Inc.†	3,107	56,889
Brooks Automation, Inc.	6,929	211,335
Cohu, Inc.	3,955	48,963
Entegris, Inc.	20,677	925,709
FormFactor, Inc.†	7,255	145,753
Kulicke & Soffa Industries, Inc.	6,077	126,827
Onto Innovation, Inc.†	4,702	139,508
Ultra Clean Holdings, Inc.†	3,815	52,647
Veeco Instruments, Inc.†	17,287	165,437
		1,873,068
Steel Pipe & Tube — 0.5%
TimkenSteel Corp.†	3,823	12,348
Valmont Industries, Inc.	6,904	731,686
		744,034
Steel-Producers — 0.1%
Commercial Metals Co.	6,200	97,898
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,229	110,927
Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	15,740	626,610
Viavi Solutions, Inc.†	61,734	692,038
		1,318,648
Telecom Services — 0.3%
ATN International, Inc.	1,043	61,234
Consolidated Communications Holdings, Inc.	68,418	311,302
Spok Holdings, Inc.	1,681	17,970
Vonage Holdings Corp.†	21,859	158,041
		548,547
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	9,484	72,837
Harmonic, Inc.†	9,191	52,940
Plantronics, Inc.	27,564	277,294
		403,071
Security Description	Shares	Value (Note 2)
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	4,832	$70,741
Shenandoah Telecommunications Co.	4,492	221,231
		291,972
Television — 0.2%
Central European Media Enterprises, Ltd., Class A†	35,600	111,428
Sinclair Broadcast Group, Inc., Class A	8,700	139,896
		251,324
Textile-Apparel — 0.0%
Unifi, Inc.†	1,400	16,170
Therapeutics — 0.2%
Anika Therapeutics, Inc.†	1,368	39,549
Flexion Therapeutics, Inc.†	23,211	182,670
La Jolla Pharmaceutical Co.†	4,800	20,160
Sarepta Therapeutics, Inc.†	1,550	151,621
		394,000
Tobacco — 0.1%
Universal Corp.	2,377	105,087
Vector Group, Ltd.	11,048	104,072
		209,159
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,256	17,632
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	65,800	200,690
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,480	63,662
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,124	55,420
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	3,049	26,557
SEACOR Holdings, Inc.†	1,683	45,374
		71,931
Transport-Services — 0.4%
Echo Global Logistics, Inc.†	11,216	191,569
Forward Air Corp.	2,700	136,755
Hub Group, Inc., Class A†	5,799	263,681
Matson, Inc.	4,108	125,787
		717,792
Transport-Truck — 0.4%
ArcBest Corp.	17,345	303,884
Heartland Express, Inc.	4,481	83,212
Marten Transport, Ltd.	3,721	76,355
Saia, Inc.†	2,486	182,821
Schneider National, Inc., Class B	2,400	46,416
		692,688
Veterinary Diagnostics — 0.2%
Heska Corp.†	675	37,327
Neogen Corp.†	5,024	336,558
		373,885

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,700	$49,572
USANA Health Sciences, Inc.†	2,203	127,245
		176,817
Water — 0.8%
American States Water Co.	8,531	697,324
California Water Service Group	4,614	232,176
SJW Group	6,288	363,258
		1,292,758
Web Hosting/Design — 0.1%
NIC, Inc.	10,318	237,314
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,009	84,358
Insteel Industries, Inc.	1,754	23,240
		107,598
Wireless Equipment — 0.2%
CalAmp Corp.†	3,270	14,715
InterDigital, Inc.	3,400	151,742
Maxar Technologies, Inc.	15,400	164,472
		330,929
X-Ray Equipment — 0.3%
Varex Imaging Corp.†	20,578	467,326
Total Common Stocks (cost $195,460,964)		154,688,411
EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P Small-Cap ETF (cost $1,689,122)	24,731	1,387,657
Total Long-Term Investment Securities (cost $197,150,086)		156,076,068
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81%(2)	2,098,120	$2,096,232
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.57% due 06/25/2020(3)	$100,000	99,984
Total Short-Term Investment Securities (cost $2,197,120)		2,196,216
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $487,000 and collateralized by $460,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2025 and having an approximate value of $499,082 (cost $487,000)	487,000	487,000
TOTAL INVESTMENTS (cost $199,834,206)(4)	99.0%	158,759,284
Other assets less liabilities	1.0	1,594,747
NET ASSETS	100.0%	$160,354,031

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2020.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
21	Long	E-Mini Russell 2000 Index	June 2020	$1,098,841	$1,204,980	$106,139

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,091,215	$—	$10,208	$4,101,423
Other Industries	150,586,988	—	—	150,586,988
Exchange-Traded Funds	1,387,657	—	—	1,387,657
Short-Term Investment Securities:
Registered Investment Companies	2,096,232	—	—	2,096,232
U.S. Government Treasuries	—	99,984	—	99,984
Repurchase Agreements	—	487,000	—	487,000
Total Investments at Value	$158,162,092	$586,984	$10,208	$158,759,284
Other Financial Instruments:†
Futures Contracts	$106,139	$—	$—	$106,139

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Medical-Drugs	11.1%
Banks-Commercial	5.4
Food-Misc./Diversified	3.7
Cosmetics & Toiletries	3.3
Insurance-Life/Health	3.1
Diversified Banking Institutions	2.7
Medical Products	2.6
Auto-Cars/Light Trucks	2.5
Oil Companies-Integrated	2.5
Insurance-Multi-line	2.1
Telephone-Integrated	2.0
Enterprise Software/Service	1.8
Electronic Components-Semiconductors	1.8
Industrial Automated/Robotic	1.8
Semiconductor Equipment	1.7
Food-Retail	1.3
Diversified Manufacturing Operations	1.2
Electronic Components-Misc.	1.2
Audio/Video Products	1.2
Electric-Integrated	1.1
Retail-Apparel/Shoe	1.1
Beverages-Wine/Spirits	1.1
Chemicals-Diversified	1.0
Semiconductor Components-Integrated Circuits	1.0
Exchange-Traded Funds	1.0
Gas-Distribution	0.9
Machinery-Electrical	0.9
Apparel Manufacturers	0.9
Insurance-Property/Casualty	0.8
Food-Dairy Products	0.8
Diversified Minerals	0.8
Real Estate Management/Services	0.8
Internet Content-Information/News	0.8
Rubber-Tires	0.8
Import/Export	0.8
Chemicals-Specialty	0.7
Medical Labs & Testing Services	0.7
Medical-Biomedical/Gene	0.7
Miscellaneous Manufacturing	0.7
Auto/Truck Parts & Equipment-Original	0.7
Power Converter/Supply Equipment	0.7
Tobacco	0.7
Metal-Diversified	0.7
E-Commerce/Products	0.6
Cellular Telecom	0.6
Human Resources	0.6
Toys	0.6
Medical Instruments	0.6
Finance-Other Services	0.6
Building-Residential/Commercial	0.6
Machinery-General Industrial	0.6
Real Estate Operations & Development	0.5
Commercial Services	0.5
Insurance-Reinsurance	0.5
Electric-Generation	0.5
Distribution/Wholesale	0.5
Energy-Alternate Sources	0.5
Aerospace/Defense-Equipment	0.5
E-Commerce/Services	0.5
Metal-Copper	0.5
Brewery	0.5%
Real Estate Investment Trusts	0.4
Transport-Rail	0.4
Industrial Gases	0.4
Retail-Jewelry	0.4
Hotels/Motels	0.4
Athletic Footwear	0.4
Finance-Leasing Companies	0.4
Wire & Cable Products	0.4
Networking Products	0.4
Tools-Hand Held	0.4
Metal Products-Distribution	0.4
Computer Services	0.4
Coatings/Paint	0.3
Entertainment Software	0.3
Investment Management/Advisor Services	0.3
Web Portals/ISP	0.3
Instruments-Controls	0.3
Dialysis Centers	0.3
Multimedia	0.3
Rental Auto/Equipment	0.3
Optical Supplies	0.3
Wireless Equipment	0.3
Electronic Security Devices	0.3
Textile-Apparel	0.3
Machinery-Farming	0.3
Computer Data Security	0.3
Retail-Building Products	0.3
Soap & Cleaning Preparation	0.3
Building & Construction Products-Misc.	0.3
Electric-Distribution	0.3
Paper & Related Products	0.2
Oil Refining & Marketing	0.2
Food-Confectionery	0.2
Investment Companies	0.2
Agricultural Chemicals	0.2
Food-Catering	0.2
Diversified Operations	0.2
Metal-Aluminum	0.2
Transport-Services	0.2
Electric Products-Misc.	0.2
Advertising Agencies	0.2
E-Marketing/Info	0.2
Internet Content-Entertainment	0.2
Non-Ferrous Metals	0.2
Office Automation & Equipment	0.2
Building Products-Cement	0.2
Machinery-Construction & Mining	0.2
Finance-Investment Banker/Broker	0.2
Building-Heavy Construction	0.1
Retail-Drug Store	0.1
Photo Equipment & Supplies	0.1
U.S. Government Treasuries	0.1
Containers-Paper/Plastic	0.1
Advertising Services	0.1
Machinery-Material Handling	0.1
Building & Construction-Misc.	0.1
Aerospace/Defense	0.1
Telecom Services	0.1
Commercial Services-Finance	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited) (continued)

Industry Allocation* (continued)
Consulting Services	0.1%
Building Products-Air & Heating	0.1
Registered Investment Companies	0.1
Security Services	0.1
Public Thoroughfares	0.1
Resorts/Theme Parks	0.1
Retail-Discount	0.1
Auto-Heavy Duty Trucks	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Diagnostic Equipment	0.1
Gold Mining	0.1
Respiratory Products	0.1
Medical-Generic Drugs	0.1
99.3%
Country Allocation*
Japan	22.9%
United Kingdom	13.5
Switzerland	12.0
Germany	10.1
France	8.9
Netherlands	4.6
Australia	3.2
Hong Kong	2.4
Spain	2.1
United States	2.0
Sweden	2.0
Cayman Islands	1.9
Italy	1.5
Denmark	1.5
South Korea	1.3
Norway	1.3
Canada	1.2
Singapore	1.1
Belgium	1.0
Taiwan	0.7
Finland	0.7
Jersey	0.5
Israel	0.4
China	0.4
Ireland	0.4
Austria	0.4
Bermuda	0.3
New Zealand	0.3
Indonesia	0.2
Turkey	0.1
Luxembourg	0.1
India	0.1
Brazil	0.1
Portugal	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Australia — 3.2%
AGL Energy, Ltd.	5,076	$54,359
Alumina, Ltd.	19,263	17,172
AMP, Ltd.†	27,044	22,055
APA Group	9,285	59,300
Aristocrat Leisure, Ltd.	4,522	58,510
ASX, Ltd.	1,523	73,452
Aurizon Holdings, Ltd.	15,450	40,024
AusNet Services	14,518	15,336
Australia & New Zealand Banking Group, Ltd.	61,259	660,659
Bendigo & Adelaide Bank, Ltd.	4,097	15,716
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	31,464	572,013
BlueScope Steel, Ltd.	3,992	21,772
Boral, Ltd.	9,226	11,538
Brambles, Ltd.	12,238	80,765
Caltex Australia, Ltd.	1,965	27,577
Challenger, Ltd.	93,638	238,405
CIMIC Group, Ltd.	764	10,882
Coca-Cola Amatil, Ltd.	3,988	22,041
Cochlear, Ltd.	455	52,273
Coles Group, Ltd.	8,923	84,424
Commonwealth Bank of Australia	13,931	526,208
Computershare, Ltd.	3,831	22,715
Crown Resorts, Ltd.	2,931	13,593
CSL, Ltd.	9,267	1,681,061
Dexus	8,632	49,273
Flight Centre Travel Group, Ltd.	438	2,670
Fortescue Metals Group, Ltd.	10,939	66,813
Goodman Group	12,950	98,930
GPT Group	15,329	34,934
Harvey Norman Holdings, Ltd.	4,412	7,959
IGO, Ltd.	153,675	410,649
Incitec Pivot, Ltd.	12,637	16,097
Insurance Australia Group, Ltd.	18,187	70,867
LendLease Group	4,442	27,941
Macquarie Group, Ltd.	17,291	941,373
Magellan Financial Group, Ltd.	1,004	26,493
Medibank Private, Ltd.	21,672	35,362
Mirvac Group	30,958	40,973
National Australia Bank, Ltd.	22,689	239,853
Newcrest Mining, Ltd.	6,050	85,007
Orica, Ltd.	3,181	29,842
Origin Energy, Ltd.	13,860	37,129
Qantas Airways, Ltd.	5,749	11,276
QBE Insurance Group, Ltd.	10,308	56,320
Ramsay Health Care, Ltd.	1,272	44,565
REA Group, Ltd.	415	19,540
Rio Tinto, Ltd.	7,423	392,926
Santos, Ltd.	13,934	30,204
Scentre Group	193,484	191,569
SEEK, Ltd.	2,632	24,692
Sonic Healthcare, Ltd.	3,551	53,180
South32, Ltd.	246,245	265,422
Stockland	18,764	30,061
Suncorp Group, Ltd.	9,922	55,456
Security Description	Shares	Value (Note 2)
Australia (continued)
Sydney Airport	8,709	$30,472
Tabcorp Holdings, Ltd.	15,938	25,283
Telstra Corp., Ltd.	32,758	62,521
TPG Telecom, Ltd.	2,921	12,650
Transurban Group	21,508	158,228
Treasury Wine Estates, Ltd.	5,666	34,761
Vicinity Centres	25,157	15,832
Washington H. Soul Pattinson & Co., Ltd.	942	9,796
Wesfarmers, Ltd.	8,923	192,148
Westpac Banking Corp.	28,085	293,564
WiseTech Global, Ltd.	1,127	11,752
Woodside Petroleum, Ltd.	7,415	82,618
Woolworths Group, Ltd.	9,925	216,861
Worley, Ltd.	57,231	224,282
		9,149,994
Austria — 0.4%
ANDRITZ AG	573	18,030
Erste Group Bank AG	51,163	948,292
OMV AG	1,159	32,035
Raiffeisen Bank International AG	1,165	17,100
Verbund AG	536	19,427
voestalpine AG	913	18,590
		1,053,474
Belgium — 1.0%
Ageas	1,405	58,462
Anheuser-Busch InBev SA NV	5,996	266,272
Colruyt SA	435	23,588
Galapagos NV†	356	70,638
Groupe Bruxelles Lambert SA	635	49,966
KBC Group NV	1,965	90,679
Proximus SADP	1,197	27,469
Solvay SA	583	42,521
Telenet Group Holding NV	364	10,972
UCB SA	7,737	671,832
Umicore SA	43,132	1,508,290
		2,820,689
Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	5,000	26,483
Dairy Farm International Holdings, Ltd.	2,674	12,307
Hongkong Land Holdings, Ltd.	9,200	34,413
Jardine Matheson Holdings, Ltd.	1,703	85,185
Jardine Strategic Holdings, Ltd.	31,042	687,112
Kerry Properties, Ltd.	5,000	13,130
NWS Holdings, Ltd.	12,000	12,282
Yue Yuen Industrial Holdings, Ltd.	5,500	8,376
		879,288
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	27,545	190,309
Canada — 1.2%
Element Fleet Management Corp.	95,108	605,534
Magna International, Inc.	18,727	597,766
National Bank of Canada	19,686	760,834

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
Nutrien, Ltd.	19,408	$663,482
Sun Life Financial, Inc.	25,625	824,305
		3,451,921
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	7,958	1,547,672
ASM Pacific Technology, Ltd.	2,400	22,393
Baidu, Inc. ADR†	2,455	247,439
BeiGene, Ltd. ADR†	305	37,549
Budweiser Brewing Co. APAC, Ltd.†*	10,400	26,722
China Mengniu Dairy Co., Ltd.	143,000	495,290
CK Asset Holdings, Ltd.	20,360	110,763
CK Hutchison Holdings, Ltd.	84,024	563,491
JOYY, Inc. ADR†	7,655	407,705
Melco Resorts & Entertainment, Ltd. ADR	1,719	21,316
Sands China, Ltd.	19,200	69,876
Tencent Holdings, Ltd.	33,100	1,614,008
WH Group, Ltd.*	75,500	70,112
Wharf Real Estate Investment Co., Ltd.	10,000	40,975
Wynn Macau, Ltd.	12,400	18,755
XP, Inc., Class A†	3,370	65,007
		5,359,073
China — 0.4%
PICC Property & Casualty Co., Ltd.	742,000	713,689
Ping An Insurance Group Co. of China, Ltd.	48,500	474,435
		1,188,124
Denmark — 1.5%
AP Moller - Maersk A/S, Series A	30	24,891
AP Moller - Maersk A/S, Series B	51	45,751
Ascendis Pharma A/S ADR†	1,700	191,437
Carlsberg A/S, Class B	842	95,581
Chr. Hansen Holding A/S	830	62,275
Coloplast A/S, Class B	935	136,037
Danske Bank A/S	5,089	57,682
Demant A/S†	869	19,287
DSV A/S	1,664	151,513
Genmab A/S†	512	103,925
GN Store Nord A/S	10,261	459,320
H. Lundbeck A/S	548	16,307
ISS A/S†	1,242	17,119
Novo Nordisk A/S, Class B	20,801	1,254,746
Novozymes A/S, Class B	1,680	76,607
Orsted A/S*	1,489	146,227
Pandora A/S	787	25,628
Tryg A/S	951	23,459
Vestas Wind Systems A/S	17,130	1,394,425
		4,302,217
Finland — 0.7%
Elisa Oyj	1,119	69,533
Fortum Oyj	3,495	51,388
Kone Oyj, Class B	2,675	151,829
Security Description	Shares	Value (Note 2)
Finland (continued)
Metso Oyj	828	$19,749
Neste Oyj	3,329	112,758
Nokia Oyj	44,388	139,305
Nokian Renkaat Oyj	984	23,879
Nordea Bank Abp	25,497	143,928
Orion Oyj, Class B	825	33,843
Sampo Oyj, Class A	18,834	550,888
Stora Enso Oyj, Class R	61,435	623,534
UPM-Kymmene Oyj	4,200	115,762
Wartsila Oyj Abp	3,492	25,662
		2,062,058
France — 8.9%
Accor SA	1,381	37,776
Aeroports de Paris	234	22,467
Air Liquide SA	9,741	1,248,572
Alstom SA	18,612	778,925
Amundi SA*	11,781	697,231
Arkema SA	543	37,551
Atos SE	773	52,306
AXA SA	84,955	1,471,158
BioMerieux	326	36,789
BNP Paribas SA	30,795	928,322
Bollore SA	6,944	19,128
Bouygues SA	1,762	51,707
Bureau Veritas SA	2,312	43,946
Capgemini SE	1,251	105,828
Carrefour SA	4,765	75,491
Casino Guichard Perrachon SA	427	16,465
Cie de Saint-Gobain	3,872	94,143
Cie Generale des Etablissements Michelin SCA	8,678	772,388
CNP Assurances	1,351	13,224
Covivio	377	21,261
Credit Agricole SA	9,080	66,550
Danone SA	28,172	1,816,942
Dassault Aviation SA	20	16,458
Dassault Systemes SE	1,035	153,487
Edenred	1,914	80,107
Eiffage SA	617	43,697
Electricite de France SA	4,802	37,870
Engie SA	87,745	907,646
EssilorLuxottica SA	8,639	932,061
Eurazeo SE	310	14,027
Eutelsat Communications SA	3,977	41,643
Faurecia SE	597	17,869
Gecina SA	360	47,757
Getlink SE	3,463	41,857
Hermes International	249	171,975
ICADE	235	18,627
Iliad SA	116	15,766
Ingenico Group SA	476	50,591
Ipsen SA	4,741	246,095
JCDecaux SA	670	12,150
Kering SA	1,616	843,220
Klepierre SA	1,558	30,087
L'Oreal SA	5,976	1,568,616

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Legrand SA	8,694	$558,673
LVMH Moet Hennessy Louis Vuitton SE	2,188	812,175
Natixis SA	7,444	24,204
Orange SA	15,700	194,652
Pernod Ricard SA	1,671	237,681
Peugeot SA	4,628	61,702
Publicis Groupe SA	1,703	48,859
Remy Cointreau SA	178	19,504
Renault SA	1,513	29,383
Safran SA	6,875	604,285
Sanofi	22,494	1,980,389
Sartorius Stedim Biotech	218	43,778
Schneider Electric SE	21,930	1,888,141
SCOR SE	1,248	27,498
SEB SA	178	22,212
Societe Generale SA	6,380	107,327
Sodexo SA	696	47,163
Suez	2,689	27,397
Teleperformance	1,959	408,886
Thales SA	838	70,338
TOTAL SA	90,870	3,523,890
Ubisoft Entertainment SA†	712	52,507
Valeo SA	1,897	31,724
Veolia Environnement SA	4,241	90,727
Vinci SA	4,048	334,952
Vivendi SA	38,885	834,341
Wendel SA	213	17,040
Worldline SA†*	1,006	59,135
		25,858,339
Germany — 10.1%
adidas AG	4,707	1,082,835
Allianz SE	16,177	2,788,615
BASF SE	17,762	858,500
Bayer AG	28,009	1,644,134
Bayerische Motoren Werke AG	22,105	1,160,513
Bayerische Motoren Werke AG (Preference Shares)	448	19,600
Beiersdorf AG	10,518	1,070,242
Brenntag AG	1,216	45,940
Carl Zeiss Meditec AG	317	30,800
Commerzbank AG	7,884	28,679
Continental AG	10,117	739,855
Covestro AG*	10,743	333,717
Daimler AG	7,156	219,528
Delivery Hero SE†*	891	67,565
Deutsche Bank AG	15,451	103,798
Deutsche Boerse AG	1,495	205,365
Deutsche Lufthansa AG	1,882	17,970
Deutsche Post AG	7,784	214,764
Deutsche Telekom AG	26,229	347,286
Deutsche Wohnen SE	45,167	1,725,733
E.ON SE	17,668	185,806
Evonik Industries AG	1,650	35,231
Evotec SE†	11,474	259,901
Security Description	Shares	Value (Note 2)
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	327	$13,272
Fresenius Medical Care AG & Co. KGaA	1,677	111,862
Fresenius SE & Co. KGaA	22,338	839,433
Fuchs Petrolub SE (Preference Shares)	547	19,436
GEA Group AG	42,912	883,620
Hannover Rueck SE	475	69,448
HeidelbergCement AG	1,171	51,073
Henkel AG & Co. KGaA	818	61,642
Henkel AG & Co. KGaA (Preference Shares)	1,402	114,332
HOCHTIEF AG	195	12,967
Infineon Technologies AG	66,626	997,966
KION Group AG	7,109	312,271
Knorr-Bremse AG	13,910	1,247,169
LANXESS AG	654	26,182
Merck KGaA	1,017	105,455
METRO AG	1,417	12,263
MTU Aero Engines AG	411	60,213
Muenchener Rueckversicherungs- Gesellschaft AG	6,210	1,255,316
Porsche Automobil Holding SE (Preference Shares)	1,205	52,056
Puma SE	653	39,010
RWE AG	4,596	123,030
SAP SE	38,758	4,451,477
Sartorius AG (Preference Shares)	280	68,435
Siemens AG	34,097	2,934,672
Siemens Healthineers AG*	16,860	668,977
Stroeer SE & Co. KGaA	5,091	265,388
Symrise AG	1,012	95,842
Telefonica Deutschland Holding AG	7,022	17,452
thyssenkrupp AG†	3,184	16,965
TUI AG	3,476	15,567
Uniper SE	1,584	39,754
United Internet AG	807	24,208
Volkswagen AG	255	34,559
Volkswagen AG (Preference Shares)	1,460	173,951
Vonovia SE	4,054	199,827
Wirecard AG	924	106,131
Zalando SE†*	11,732	457,126
		29,164,724
Hong Kong — 2.4%
AIA Group, Ltd.	430,600	3,873,807
Bank of East Asia, Ltd.	10,200	21,884
Beijing Enterprises Holdings, Ltd.	77,000	280,202
BOC Hong Kong Holdings, Ltd.	259,500	715,077
CLP Holdings, Ltd.	13,000	119,491
Galaxy Entertainment Group, Ltd.	17,000	90,047
Hang Lung Properties, Ltd.	16,000	32,361
Hang Seng Bank, Ltd.	6,000	102,232
Henderson Land Development Co., Ltd.	11,062	42,012
Hong Kong & China Gas Co., Ltd.	79,668	131,014

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	29,000	$870,906
Link REIT	16,500	139,381
MTR Corp., Ltd.	12,000	61,789
New World Development Co., Ltd.	48,000	51,416
PCCW, Ltd.	33,000	18,134
Power Assets Holdings, Ltd.	11,000	65,533
Sino Land Co., Ltd.	24,000	30,363
SJM Holdings, Ltd.	16,000	13,419
Sun Hung Kai Properties, Ltd.	12,500	164,124
Swire Pacific, Ltd., Class A	4,000	25,625
Swire Properties, Ltd.	9,200	25,812
Techtronic Industries Co., Ltd.	11,000	70,861
Vitasoy International Holdings, Ltd.	6,000	18,120
Wheelock & Co., Ltd.	6,000	40,756
		7,004,366
India — 0.1%
HDFC Bank, Ltd. ADR	9,387	361,024
Indonesia — 0.2%
Bank Central Asia Tbk PT	321,800	544,143
Ireland — 0.4%
AIB Group PLC†	6,408	7,186
Bank of Ireland Group PLC	7,617	14,390
CRH PLC	6,219	169,523
DCC PLC	8,545	538,928
Flutter Entertainment PLC	616	55,843
James Hardie Industries PLC CDI	3,484	40,635
Kerry Group PLC, Class A	1,250	143,304
Kingspan Group PLC	1,210	64,788
Smurfit Kappa Group PLC	1,778	50,135
		1,084,732
Isle of Man — 0.0%
GVC Holdings PLC	4,580	31,793
Israel — 0.4%
Azrieli Group, Ltd.	334	19,316
Bank Hapoalim BM	8,931	53,690
Bank Leumi Le-Israel BM	11,538	63,795
Check Point Software Technologies, Ltd.†	7,640	768,126
CyberArk Software, Ltd.†	298	25,497
Elbit Systems, Ltd.	191	24,892
Israel Chemicals, Ltd.	5,542	17,607
Israel Discount Bank, Ltd., Class A	9,160	27,130
Mizrahi Tefahot Bank, Ltd.	1,109	20,718
NICE, Ltd.†	489	70,796
Teva Pharmaceutical Industries, Ltd. ADR†	8,594	77,174
Wix.com, Ltd.†	382	38,513
		1,207,254
Italy — 1.5%
Assicurazioni Generali SpA	8,647	117,798
Atlantia SpA	3,899	48,873
Security Description	Shares	Value (Note 2)
Italy (continued)
Davide Campari-Milano SpA	4,571	$32,879
Enel SpA	64,005	445,502
Eni SpA	20,019	202,401
FinecoBank Banca Fineco SpA	63,173	574,087
Intesa Sanpaolo SpA	309,747	505,586
Leonardo SpA	3,185	21,189
Mediobanca Banca di Credito Finanziario SpA	4,887	26,942
Moncler SpA	19,013	694,072
Pirelli & C SpA*	3,148	11,269
Poste Italiane SpA*	4,111	34,824
Prysmian SpA	67,415	1,079,620
Recordati SpA	823	34,865
Snam SpA	16,029	74,032
Telecom Italia SpA†	71,785	29,356
Telecom Italia SpA (RSP)	564,336	223,395
Terna Rete Elettrica Nazionale SpA	11,072	70,163
UniCredit SpA	15,818	123,850
		4,350,703
Japan — 22.9%
ABC-Mart, Inc.	300	15,046
Acom Co., Ltd.	3,100	12,605
Advantest Corp.	1,600	64,168
Aeon Co., Ltd.	5,100	113,354
AEON Financial Service Co., Ltd.	800	8,557
Aeon Mall Co., Ltd.	800	10,090
AGC, Inc.	1,400	34,409
Air Water, Inc.	1,400	19,264
Aisin Seiki Co., Ltd.	3,900	96,038
Ajinomoto Co., Inc.	3,500	65,214
Alfresa Holdings Corp.	1,500	27,979
Alps Alpine Co., Ltd.	1,625	15,746
Amada Holdings Co., Ltd.	2,600	20,525
ANA Holdings, Inc.	900	21,977
Aozora Bank, Ltd.	900	17,160
Asahi Group Holdings, Ltd.	2,900	94,160
Asahi Intecc Co., Ltd.	1,500	37,132
Asahi Kasei Corp.	84,300	595,815
Astellas Pharma, Inc.	124,400	1,925,733
Bandai Namco Holdings, Inc.	1,600	77,653
Bank of Kyoto, Ltd.	400	12,729
Benesse Holdings, Inc.	600	15,281
Bridgestone Corp.	4,500	138,479
Brother Industries, Ltd.	1,800	27,513
Calbee, Inc.	600	16,249
Canon, Inc.	7,900	172,539
Casio Computer Co., Ltd.	1,500	21,042
Central Japan Railway Co.	4,900	785,484
Chiba Bank, Ltd.	4,300	18,811
Chubu Electric Power Co., Inc.	5,100	71,898
Chugai Pharmaceutical Co., Ltd.	1,800	208,352
Chugoku Electric Power Co., Inc.	2,200	30,803
Coca-Cola Bottlers Japan Holdings, Inc.	938	19,268
Concordia Financial Group, Ltd.	8,300	24,177
Credit Saison Co., Ltd.	1,200	13,935

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
CyberAgent, Inc.	13,551	$525,863
Dai Nippon Printing Co., Ltd.	1,900	40,468
Dai-ichi Life Holdings, Inc.	8,500	101,723
Daicel Corp.	2,000	14,603
Daifuku Co., Ltd.	748	47,406
Daiichi Sankyo Co., Ltd.	4,500	309,607
Daikin Industries, Ltd.	2,000	243,892
Daito Trust Construction Co., Ltd.	600	55,962
Daiwa House Industry Co., Ltd.	4,500	111,451
Daiwa House REIT Investment Corp.	16	39,091
Daiwa Securities Group, Inc.	12,000	46,546
Denso Corp.	9,500	306,871
Dentsu Group, Inc.	1,700	32,776
Disco Corp.	200	39,470
East Japan Railway Co.	2,400	181,859
Eisai Co., Ltd.	2,000	146,799
Electric Power Development Co., Ltd.	22,600	456,262
FamilyMart Co., Ltd.	2,000	35,810
FANUC Corp.	1,500	203,412
Fast Retailing Co., Ltd.	500	204,308
Fuji Electric Co., Ltd.	1,000	22,622
FUJIFILM Holdings Corp.	2,800	140,544
Fujitsu, Ltd.	1,500	135,359
Fukuoka Financial Group, Inc.	1,400	18,537
GMO Payment Gateway, Inc.	300	21,050
Hakuhodo DY Holdings, Inc.	1,800	18,156
Hamamatsu Photonics KK	14,200	581,230
Hankyu Hanshin Holdings, Inc.	1,800	60,610
Hikari Tsushin, Inc.	200	33,555
Hino Motors, Ltd.	2,300	12,362
Hirose Electric Co., Ltd.	225	23,337
Hisamitsu Pharmaceutical Co., Inc.	400	18,650
Hitachi Chemical Co., Ltd.	800	34,104
Hitachi Construction Machinery Co., Ltd.	800	16,180
Hitachi High-Technologies Corp.	500	37,113
Hitachi Metals, Ltd.	1,700	17,901
Hitachi, Ltd.	7,600	221,235
Honda Motor Co., Ltd.	24,900	559,994
Hoshizaki Corp.	400	30,060
Hoya Corp.	3,000	255,177
Hulic Co., Ltd.	2,400	24,368
Idemitsu Kosan Co., Ltd.	1,579	36,199
IHI Corp.	1,200	13,998
Iida Group Holdings Co., Ltd.	1,200	16,623
Inpex Corp.	8,100	45,531
Isetan Mitsukoshi Holdings, Ltd.	2,600	15,157
Isuzu Motors, Ltd.	4,300	28,463
ITOCHU Corp.	10,600	219,930
Itochu Techno-Solutions Corp.	800	22,820
J. Front Retailing Co., Ltd.	1,800	14,953
Japan Airlines Co., Ltd.	900	16,562
Japan Airport Terminal Co., Ltd.	400	15,440
Japan Exchange Group, Inc.	4,000	70,678
Japan Post Bank Co., Ltd.	3,200	29,566
Japan Post Holdings Co., Ltd.	12,400	97,149
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Post Insurance Co., Ltd.	1,800	$22,329
Japan Prime Realty Investment Corp.	6	18,020
Japan Real Estate Investment Corp.	10	58,624
Japan Retail Fund Investment Corp.	21	23,713
Japan Tobacco, Inc.	9,400	173,998
JFE Holdings, Inc.	3,900	25,384
JGC Holdings Corp.	1,700	13,636
JSR Corp.	1,500	27,631
JTEKT Corp.	1,600	10,865
JXTG Holdings, Inc.	24,150	82,777
Kajima Corp.	3,500	35,919
Kakaku.com, Inc.	1,100	20,187
Kamigumi Co., Ltd.	800	13,533
Kansai Electric Power Co., Inc.	5,500	61,351
Kansai Paint Co., Ltd.	1,400	26,695
Kao Corp.	3,800	311,141
Kawasaki Heavy Industries, Ltd.	1,100	15,948
KDDI Corp.	50,800	1,501,550
Keihan Holdings Co., Ltd.	800	35,613
Keikyu Corp.	1,700	28,641
Keio Corp.	800	47,364
Keisei Electric Railway Co., Ltd.	1,000	28,877
Keyence Corp.	4,400	1,419,948
Kikkoman Corp.	1,100	46,838
Kintetsu Group Holdings Co., Ltd.	1,300	60,265
Kirin Holdings Co., Ltd.	25,100	497,137
Kobayashi Pharmaceutical Co., Ltd.	399	36,987
Koito Manufacturing Co., Ltd.	800	27,074
Komatsu, Ltd.	7,300	120,115
Konami Holdings Corp.	700	21,461
Konica Minolta, Inc.	3,600	14,618
Kose Corp.	240	29,589
Kubota Corp.	57,300	732,949
Kuraray Co., Ltd.	2,500	25,266
Kurita Water Industries, Ltd.	800	18,487
Kyocera Corp.	2,500	148,256
Kyowa Kirin Co., Ltd.	1,900	42,602
Kyushu Electric Power Co., Inc.	3,000	24,168
Kyushu Railway Co.	1,300	37,383
Lawson, Inc.	400	22,001
LINE Corp.†	500	24,160
Lion Corp.	1,800	38,618
LIXIL Group Corp.	2,100	26,114
M3, Inc.	3,500	103,431
Makita Corp.	33,900	1,039,447
Marubeni Corp.	12,300	61,323
Marui Group Co., Ltd.	1,500	25,180
Maruichi Steel Tube, Ltd.	400	9,635
Mazda Motor Corp.	4,500	23,808
McDonald's Holdings Co. Japan, Ltd.	500	22,581
Mebuki Financial Group, Inc.	7,000	14,273
Medipal Holdings Corp.	1,400	26,165
MEIJI Holdings Co., Ltd.	900	64,121
Mercari, Inc.†	600	11,641
Minebea Mitsumi, Inc.	2,900	43,242
MISUMI Group, Inc.	45,600	994,388

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	10,100	$60,093
Mitsubishi Corp.	32,300	685,557
Mitsubishi Electric Corp.	103,200	1,273,660
Mitsubishi Estate Co., Ltd.	9,300	137,099
Mitsubishi Gas Chemical Co., Inc.	1,300	14,121
Mitsubishi Heavy Industries, Ltd.	2,500	63,230
Mitsubishi Materials Corp.	900	18,446
Mitsubishi Motors Corp.	5,300	15,008
Mitsubishi UFJ Financial Group, Inc.	490,800	1,830,999
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,800	338,329
Mitsui & Co., Ltd.	13,000	181,092
Mitsui Chemicals, Inc.	1,400	26,569
Mitsui Fudosan Co., Ltd.	52,200	902,854
Mitsui OSK Lines, Ltd.	900	14,516
Mizuho Financial Group, Inc.	189,800	217,221
MonotaRO Co., Ltd.	1,000	26,571
MS&AD Insurance Group Holdings, Inc.	3,700	103,634
Murata Manufacturing Co., Ltd.	39,900	2,019,535
Nabtesco Corp.	43,000	991,874
Nagoya Railroad Co., Ltd.	1,500	42,129
NEC Corp.	1,900	69,324
Nexon Co., Ltd.	56,100	917,611
NGK Insulators, Ltd.	2,100	27,527
NGK Spark Plug Co., Ltd.	1,200	16,891
NH Foods, Ltd.	600	20,910
Nidec Corp.	3,600	186,737
Nikon Corp.	2,500	23,093
Nintendo Co., Ltd.	4,400	1,697,053
Nippon Building Fund, Inc.	11	73,907
Nippon Express Co., Ltd.	600	29,381
Nippon Paint Holdings Co., Ltd.	1,200	63,260
Nippon Prologis REIT, Inc.	16	40,309
Nippon Shinyaku Co., Ltd.	400	31,429
Nippon Steel Corp.	6,400	54,818
Nippon Telegraph & Telephone Corp.	96,400	2,287,593
Nippon Yusen KK	1,200	14,265
Nissan Chemical Corp.	1,000	36,420
Nissan Motor Co., Ltd.	18,300	60,415
Nisshin Seifun Group, Inc.	1,600	26,707
Nissin Foods Holdings Co., Ltd.	500	41,731
Nitori Holdings Co., Ltd.	600	81,102
Nitto Denko Corp.	1,200	53,568
Nomura Holdings, Inc.	26,100	110,566
Nomura Real Estate Holdings, Inc.	1,000	16,220
Nomura Real Estate Master Fund, Inc.	32	40,382
Nomura Research Institute, Ltd.	2,700	57,049
NSK, Ltd.	2,800	17,961
NTT Data Corp.	5,000	48,090
NTT DOCOMO, Inc.	10,500	330,069
Obayashi Corp.	5,100	43,688
OBIC Co., Ltd.	500	65,318
Odakyu Electric Railway Co., Ltd.	2,300	50,556
Oji Holdings Corp.	6,800	36,465
Security Description	Shares	Value (Note 2)
Japan (continued)
Olympus Corp.	9,200	$132,778
Omron Corp.	11,100	577,460
Ono Pharmaceutical Co., Ltd.	2,900	66,754
Oracle Corp. Japan	300	26,191
Oriental Land Co., Ltd.	1,600	204,758
ORIX Corp.	60,100	722,724
Orix JREIT, Inc.	21	27,576
Osaka Gas Co., Ltd.	3,000	56,630
Otsuka Corp.	800	34,228
Otsuka Holdings Co., Ltd.	22,700	888,693
Pan Pacific International Holdings Corp.	3,500	66,464
Panasonic Corp.	79,100	603,830
Park24 Co., Ltd.	900	13,177
PeptiDream, Inc.†	700	24,433
Persol Holdings Co., Ltd.	1,401	14,072
Pigeon Corp.	900	34,543
Pola Orbis Holdings, Inc.	8,544	157,816
Rakuten, Inc.	6,800	51,590
Recruit Holdings Co., Ltd.	66,800	1,724,897
Renesas Electronics Corp.†	45,721	164,155
Resona Holdings, Inc.	16,500	49,650
Ricoh Co., Ltd.	5,300	38,918
Rinnai Corp.	300	21,266
Rohm Co., Ltd.	700	38,334
Ryohin Keikaku Co., Ltd.	1,900	21,326
Sankyo Co., Ltd.	400	11,658
Santen Pharmaceutical Co., Ltd.	69,800	1,202,237
SBI Holdings, Inc.	1,900	27,718
Secom Co., Ltd.	1,700	141,342
Sega Sammy Holdings, Inc.	1,400	17,046
Seibu Holdings, Inc.	1,600	17,619
Seiko Epson Corp.	2,200	23,807
Sekisui Chemical Co., Ltd.	57,500	762,617
Sekisui House, Ltd.	4,900	80,979
Seven & i Holdings Co., Ltd.	30,200	997,275
Seven Bank, Ltd.	4,600	11,889
SG Holdings Co., Ltd.	1,172	27,959
Sharp Corp.	1,700	17,812
Shimadzu Corp.	1,700	44,749
Shimamura Co., Ltd.	200	12,080
Shimano, Inc.	600	85,935
Shimizu Corp.	4,700	36,761
Shin-Etsu Chemical Co., Ltd.	2,800	277,505
Shinsei Bank, Ltd.†	1,500	20,021
Shionogi & Co., Ltd.	2,100	103,333
Shiseido Co., Ltd.	3,100	183,123
Shizuoka Bank, Ltd.	3,600	21,902
Showa Denko KK	1,100	22,743
SMC Corp.	3,700	1,579,427
Softbank Corp.	13,200	168,022
SoftBank Group Corp.	22,800	798,388
Sohgo Security Services Co., Ltd.	600	29,232
Sompo Holdings, Inc.	2,600	80,424
Sony Corp.	45,600	2,710,610
Sony Financial Holdings, Inc.	1,200	20,283
Square Enix Holdings Co., Ltd.	700	31,283

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Stanley Electric Co., Ltd.	20,100	$396,056
Subaru Corp.	4,800	92,158
SUMCO Corp.	1,912	24,588
Sumitomo Chemical Co., Ltd.	11,700	34,720
Sumitomo Corp.	60,700	696,037
Sumitomo Dainippon Pharma Co., Ltd.	1,300	16,868
Sumitomo Electric Industries, Ltd.	5,900	62,061
Sumitomo Heavy Industries, Ltd.	900	16,233
Sumitomo Metal Mining Co., Ltd.	1,800	36,916
Sumitomo Mitsui Financial Group, Inc.	10,300	250,262
Sumitomo Mitsui Trust Holdings, Inc.	16,800	485,336
Sumitomo Realty & Development Co., Ltd.	2,600	63,370
Sumitomo Rubber Industries, Ltd.	23,700	223,674
Sundrug Co., Ltd.	596	19,128
Suntory Beverage & Food, Ltd.	1,100	41,626
Suzuken Co., Ltd.	600	21,869
Suzuki Motor Corp.	40,100	959,508
Sysmex Corp.	1,300	93,993
T&D Holdings, Inc.	4,200	34,291
Taiheiyo Cement Corp.	900	15,393
Taisei Corp.	1,600	48,912
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,444
Taiyo Nippon Sanso Corp.	1,000	14,812
Takeda Pharmaceutical Co., Ltd.	58,400	1,787,191
Takeda Pharmaceutical Co., Ltd. ADR	20,986	318,567
TDK Corp.	1,000	77,381
TechnoPro Holdings, Inc.	7,700	357,593
Teijin, Ltd.	1,400	23,719
Terumo Corp.	31,300	1,076,391
THK Co., Ltd.	23,900	487,970
Tobu Railway Co., Ltd.	1,500	52,430
Toho Co., Ltd.	900	27,516
Toho Gas Co., Ltd.	600	27,398
Tohoku Electric Power Co., Inc.	3,400	32,825
Tokio Marine Holdings, Inc.	25,900	1,187,839
Tokyo Century Corp.	300	9,383
Tokyo Electric Power Co. Holdings, Inc.†	12,000	41,932
Tokyo Electron, Ltd.	4,700	883,785
Tokyo Gas Co., Ltd.	3,000	71,076
Tokyu Corp.	3,900	61,435
Tokyu Fudosan Holdings Corp.	4,800	22,975
Toppan Printing Co., Ltd.	2,200	33,718
Toray Industries, Inc.	10,900	47,265
Toshiba Corp.	3,000	66,045
Tosoh Corp.	8,300	94,432
TOTO, Ltd.	1,100	36,616
Toyo Seikan Group Holdings, Ltd.	1,100	12,555
Toyo Suisan Kaisha, Ltd.	700	33,891
Toyoda Gosei Co., Ltd.	500	8,573
Toyota Industries Corp.	1,200	57,582
Toyota Motor Corp.	62,500	3,762,611
Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Tsusho Corp.	1,700	$40,024
Trend Micro, Inc.	1,000	49,394
Tsuruha Holdings, Inc.	287	37,947
Unicharm Corp.	3,200	120,152
United Urban Investment Corp.	23	22,821
USS Co., Ltd.	1,700	23,416
Welcia Holdings Co., Ltd.	5,100	359,068
West Japan Railway Co.	1,300	89,028
Yakult Honsha Co., Ltd.	900	53,299
Yamada Denki Co., Ltd.	4,900	19,565
Yamaha Corp.	1,100	42,880
Yamaha Motor Co., Ltd.	2,200	26,574
Yamato Holdings Co., Ltd.	2,400	37,667
Yamazaki Baking Co., Ltd.	1,000	20,939
Yaskawa Electric Corp.	1,900	52,212
Yokogawa Electric Corp.	1,800	21,679
Yokohama Rubber Co., Ltd.	900	11,167
Z Holdings Corp.	111,600	358,970
ZOZO, Inc.	830	11,137
		66,081,526
Jersey — 0.5%
Amcor PLC CDI	45,261	367,154
Experian PLC	7,149	199,015
Ferguson PLC	1,783	111,492
Glencore PLC	84,008	128,218
WPP PLC	78,181	532,702
		1,338,581
Luxembourg — 0.1%
ArcelorMittal	5,227	49,536
Aroundtown SA	9,600	48,110
Eurofins Scientific SE	91	45,110
Millicom International Cellular SA SDR	761	21,429
Samsonite International SA*	187,800	177,578
SES SA FDR	2,867	16,869
Tenaris SA	3,716	22,731
		381,363
Netherlands — 4.6%
Aalberts NV	25,257	599,692
ABN AMRO Group NV CVA*	37,987	311,822
Adyen NV†*	82	69,399
Aegon NV	14,081	35,719
AerCap Holdings NV†	954	21,742
Airbus SE	4,593	298,009
Akzo Nobel NV	14,255	939,780
Altice Europe NV†	4,860	18,787
ASML Holding NV (Euronext Amsterdam)	14,947	3,972,321
CNH Industrial NV	7,978	45,647
EXOR NV	853	43,938
Ferrari NV	949	147,499
Fiat Chrysler Automobiles NV	8,635	62,225
Heineken Holding NV	907	69,610
Heineken NV	2,040	170,744
ING Groep NV	113,267	593,299

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Just Eat Takeaway†*	905	$68,224
Koninklijke Ahold Delhaize NV	8,662	202,719
Koninklijke DSM NV	1,428	162,269
Koninklijke KPN NV	28,113	67,244
Koninklijke Philips NV	78,388	3,172,731
Koninklijke Vopak NV	553	28,835
NN Group NV	2,433	65,713
NXP Semiconductors NV	11,157	925,250
Prosus NV†	3,836	265,791
QIAGEN NV†	1,787	72,521
Randstad NV	938	33,141
STMicroelectronics NV	5,374	116,958
Unilever NV	11,548	568,970
Wolters Kluwer NV	2,148	152,722
		13,303,321
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,791	58,571
Auckland International Airport, Ltd.	7,649	22,543
Fisher & Paykel Healthcare Corp., Ltd.	4,520	81,937
Fletcher Building, Ltd.	6,546	13,592
Mercury NZ, Ltd.	5,360	13,410
Meridian Energy, Ltd.	10,085	23,859
Ryman Healthcare, Ltd.	3,148	19,348
Spark New Zealand, Ltd.	14,457	35,239
Xero, Ltd.†	12,926	554,306
		822,805
Norway — 1.3%
Aker BP ASA	850	10,822
DNB ASA	151,699	1,701,337
Equinor ASA	62,998	793,567
Gjensidige Forsikring ASA	1,574	26,934
Mowi ASA	3,459	52,723
Norsk Hydro ASA	297,057	645,415
Orkla ASA	5,911	50,583
Schibsted ASA, Class B	771	13,689
Storebrand ASA	92,749	371,944
Telenor ASA	5,676	83,179
Yara International ASA	1,393	44,074
		3,794,267
Papua New Guinea — 0.0%
Oil Search, Ltd.	10,799	16,428
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,142	80,936
Galp Energia SGPS SA	3,945	45,041
Jeronimo Martins SGPS SA	1,981	35,831
		161,808
Singapore — 1.1%
Ascendas Real Estate Investment Trust	22,712	45,258
CapitaLand Commercial Trust	21,200	22,838
CapitaLand Mall Trust	20,300	25,585
CapitaLand, Ltd.	20,200	40,324
City Developments, Ltd.	3,600	18,249
Security Description	Shares	Value (Note 2)
Singapore (continued)
ComfortDelGro Corp., Ltd.	17,000	$18,192
DBS Group Holdings, Ltd.	38,300	500,779
Genting Singapore, Ltd.	47,600	23,132
Jardine Cycle & Carriage, Ltd.	800	11,080
Keppel Corp., Ltd.	11,400	42,453
Mapletree Commercial Trust	16,900	21,778
Oversea-Chinese Banking Corp., Ltd.	136,100	827,921
SATS, Ltd.	5,300	11,795
Sembcorp Industries, Ltd.	7,700	8,359
Singapore Airlines, Ltd.	4,200	16,977
Singapore Exchange, Ltd.	6,300	40,565
Singapore Press Holdings, Ltd.	12,600	16,231
Singapore Technologies Engineering, Ltd.	12,300	27,021
Singapore Telecommunications, Ltd.	64,210	114,820
Suntec Real Estate Investment Trust	15,400	13,555
United Overseas Bank, Ltd.	52,200	714,852
UOL Group, Ltd.	3,600	16,575
Venture Corp., Ltd.	2,148	20,416
Wilmar International, Ltd.	218,400	493,995
Yangzijiang Shipbuilding Holdings, Ltd.	18,800	10,983
		3,103,733
South Korea — 1.3%
KT Corp.	11,743	189,496
NAVER Corp.	2,315	318,459
Samsung Electronics Co., Ltd.	65,808	2,557,569
Samsung SDI Co., Ltd.	3,922	766,280
		3,831,804
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	2,011	39,287
Aena SME SA*	531	57,949
Amadeus IT Group SA	11,984	568,346
Banco Bilbao Vizcaya Argentaria SA	350,670	1,121,012
Banco de Sabadell SA	44,281	22,752
Banco Santander SA	130,775	318,300
Bankia SA	9,662	10,787
Bankinter SA	5,305	19,477
CaixaBank SA	28,242	52,673
Cellnex Telecom SA*	1,971	89,713
Enagas SA	1,959	38,970
Endesa SA	2,500	53,523
Ferrovial SA	3,841	92,234
Grifols SA	2,347	79,939
Iberdrola SA	204,823	2,022,422
Industria de Diseno Textil SA	43,784	1,136,709
Mapfre SA	8,482	14,508
Naturgy Energy Group SA	2,323	41,123
Red Electrica Corp. SA	3,406	61,331
Repsol SA	11,146	101,710
Siemens Gamesa Renewable Energy SA	1,876	28,227
Telefonica SA	36,773	168,819
		6,139,811

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	21,000	$20,169
HKT Trust & HKT, Ltd.	30,000	40,729
Unibail-Rodamco-Westfield (Euronext Amsterdam)	1,089	61,666
		122,564
Sweden — 2.0%
Alfa Laval AB	2,476	42,910
Assa Abloy AB, Class B	43,930	830,496
Atlas Copco AB, Class A	5,285	177,617
Atlas Copco AB, Class B	3,070	90,529
Boliden AB	2,152	39,233
Electrolux AB, Series B	1,775	22,104
Electrolux Professional AB Class B†	1,776	5,117
Elekta AB, Series B	42,152	348,769
Epiroc AB, Class A	5,185	51,401
Epiroc AB, Class B	3,070	30,446
Essity AB, Class B	4,773	147,187
Hennes & Mauritz AB, Class B	6,322	81,345
Hexagon AB, Class B	2,070	88,293
Husqvarna AB, Class B	3,289	16,536
ICA Gruppen AB	712	30,017
Industrivarden AB, Class C	1,314	25,651
Investor AB, Class B	3,584	164,844
Kinnevik AB, Class B	1,904	31,641
L E Lundbergforetagen AB, Class B	598	24,519
Lundin Petroleum AB	1,463	28,015
Sandvik AB	8,884	126,164
Securitas AB, Class B	2,464	26,669
Skandinaviska Enskilda Banken AB, Class A†	12,808	86,639
Skanska AB, Class B†	2,677	40,801
SKF AB, Class B	2,995	41,205
Svenska Handelsbanken AB, Class A†	89,313	747,927
Swedbank AB, Class A	7,127	79,585
Swedish Match AB	15,963	913,115
Tele2 AB, Class B	3,930	52,812
Telefonaktiebolaget LM Ericsson, Class B	128,120	1,045,635
Telia Co AB	21,532	77,453
Volvo AB, Class B	11,694	140,617
		5,655,292
Switzerland — 12.0%
ABB, Ltd.	54,646	960,816
Adecco Group AG	1,221	48,176
Alcon, Inc.†	22,642	1,155,467
Baloise Holding AG	384	50,403
Barry Callebaut AG	24	48,257
Chocoladefabriken Lindt & Spruengli AG	1	87,482
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	73	616,743
Cie Financiere Richemont SA	20,862	1,143,334
Clariant AG	1,567	26,356
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Coca-Cola HBC AG	1,572	$33,787
Credit Suisse Group AG	20,114	166,089
Dufry AG	318	9,858
EMS-Chemie Holding AG	64	40,283
Geberit AG	291	128,371
Givaudan SA	73	226,331
Julius Baer Group, Ltd.	1,761	60,122
Kuehne & Nagel International AG	425	58,416
LafargeHolcim, Ltd.	3,878	141,767
Lonza Group AG	4,091	1,702,065
Nestle SA	96,069	9,901,661
Novartis AG	73,074	6,039,204
Pargesa Holding SA	304	20,180
Partners Group Holding AG	147	101,677
Roche Holding AG	25,558	8,309,264
Schindler Holding AG (Participation Certificate)	3,463	761,180
Schindler Holding AG	158	33,426
SGS SA	48	111,343
Sika AG	1,004	166,118
Sonova Holding AG	431	77,811
Straumann Holding AG	953	710,241
Swatch Group AG (TRQX)	414	16,291
Swatch Group AG (XEGT)	228	45,569
Swiss Life Holding AG	264	89,884
Swiss Prime Site AG	598	58,701
Swiss Re AG	2,319	178,804
Swisscom AG	204	109,978
Temenos AG	515	67,529
UBS Group AG	30,369	283,842
Vifor Pharma AG	358	49,534
Zurich Insurance Group AG	2,718	964,778
		34,801,138
Taiwan — 0.7%
Largan Precision Co., Ltd.	3,000	372,945
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	1,383,532
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,961	380,456
		2,136,933
Turkey — 0.1%
Turkiye Garanti Bankasi AS†	320,200	385,354
United Kingdom — 13.5%
3i Group PLC	7,657	74,936
Admiral Group PLC	1,502	41,445
Anglo American PLC	8,104	141,612
Antofagasta PLC	134,950	1,287,443
Ashtead Group PLC	15,119	335,802
ASOS PLC†	15,314	226,776
Associated British Foods PLC	2,804	62,930
AstraZeneca PLC	10,324	922,223
Auto Trader Group PLC*	7,264	39,477
AVEVA Group PLC	508	21,935
Aviva PLC	139,142	461,938
BAE Systems PLC	25,221	162,742

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	135,917	$157,924
Barratt Developments PLC	8,013	43,672
Berkeley Group Holdings PLC	941	42,064
BHP Group PLC	113,031	1,748,245
BP PLC	159,511	678,587
British American Tobacco PLC	18,051	616,412
British Land Co. PLC	6,927	28,819
BT Group PLC	66,102	96,411
Bunzl PLC	66,058	1,331,921
Burberry Group PLC	71,903	1,176,342
Carnival PLC	1,235	14,990
Centrica PLC	45,792	21,540
Close Brothers Group PLC	11,043	154,549
Coca-Cola European Partners PLC	1,796	67,404
Compass Group PLC	41,003	640,656
Croda International PLC	1,014	53,626
Diageo PLC	92,258	2,954,902
Direct Line Insurance Group PLC	126,395	462,486
easyJet PLC	1,250	8,996
Evraz PLC	3,999	11,412
G4S PLC	12,210	13,936
GlaxoSmithKline PLC	118,188	2,216,894
GlaxoSmithKline PLC ADR	29,208	1,106,691
Great Portland Estates PLC	44,859	378,744
Halma PLC	2,988	70,991
Hargreaves Lansdown PLC	2,613	44,773
HSBC Holdings PLC	159,849	900,203
Imperial Brands PLC	7,449	138,074
Informa PLC	9,851	54,634
InterContinental Hotels Group PLC	1,361	58,272
Intertek Group PLC	1,270	74,230
ITV PLC	28,510	23,573
J Sainsbury PLC	13,930	36,278
JD Sports Fashion PLC	3,446	19,834
Johnson Matthey PLC	23,934	531,889
Kingfisher PLC	244,400	440,224
Land Securities Group PLC	5,543	38,190
Legal & General Group PLC	46,942	112,302
Lloyds Banking Group PLC	1,895,702	747,557
London Stock Exchange Group PLC	2,477	223,182
M&G PLC†	20,460	28,490
Marks & Spencer Group PLC	15,346	18,843
Meggitt PLC	131,006	474,588
Melrose Industries PLC	309,599	349,630
Micro Focus International PLC	2,624	12,980
Mondi PLC	3,821	65,175
National Grid PLC	162,022	1,898,978
Next PLC	13,604	685,245
NMC Health PLC	740	962
Ocado Group PLC†	30,436	459,588
Pearson PLC	6,154	42,492
Persimmon PLC	20,711	490,486
Prudential PLC	93,621	1,195,075
Reckitt Benckiser Group PLC	5,583	428,482
RELX PLC	15,256	327,045
Rentokil Initial PLC	14,553	69,849
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Rio Tinto PLC	8,860	$406,698
Rolls-Royce Holdings PLC	13,676	57,554
Royal Bank of Scotland Group PLC	38,069	53,101
Royal Dutch Shell PLC, Class A	32,898	575,709
Royal Dutch Shell PLC, Class B	29,384	492,679
Royal Dutch Shell PLC, Class B ADR	16,641	543,495
RSA Insurance Group PLC	60,444	314,190
Sage Group PLC	8,570	62,767
Schroders PLC	978	30,039
Segro PLC	8,630	81,613
Severn Trent PLC	1,872	52,799
Smith & Nephew PLC	45,682	810,654
Smiths Group PLC	3,118	47,204
Spirax-Sarco Engineering PLC	580	58,590
SSE PLC	8,143	131,421
St James's Place PLC	4,204	40,059
Standard Chartered PLC	58,232	320,955
Standard Life Aberdeen PLC	18,481	51,127
Taylor Wimpey PLC	25,811	37,508
Tesco PLC	77,069	218,241
Unilever PLC	89,097	4,497,933
United Utilities Group PLC	5,366	59,921
Vodafone Group PLC	210,655	294,266
Vodafone Group PLC ADR	47,200	649,944
Weir Group PLC	2,043	18,518
Whitbread PLC	27,978	1,047,698
WM Morrison Supermarkets PLC	18,919	41,678
		38,864,957
United States — 0.8%
Autoliv, Inc. SDR	6,049	289,453
Booking Holdings, Inc.†	562	756,070
Broadcom, Inc.	3,013	714,382
International Flavors & Fragrances, Inc.	0	12
MercadoLibre, Inc.†	1,022	499,329
		2,259,246
Total Common Stocks (cost $315,741,875)		283,265,156
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE ETF (cost $2,739,231)	52,300	2,795,958
Total Long-Term Investment Securities (cost $318,481,106)		286,061,114
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(2)	248,289	248,289
T. Rowe Price Government Reserve Fund 0.95%(2)	456	456
		248,745

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S Government Treasuries — 0.1%
United States Treasury Bills 1.52% due 05/28/2020(3)	$390,000	$389,954
Total Short-Term Investment Securities (cost $638,745)		638,699
TOTAL INVESTMENTS (cost $319,119,851)(4)	99.3%	286,699,813
Other assets less liabilities	0.7	2,047,276
NET ASSETS	100.0%	$288,747,089

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $3,387,067 representing 1.2% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of March 31, 2020.

(3)  The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16	Long	MSCI EAFE Index	June 2020	$1,112,734	$1,247,440	$134,706

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$9,149,994	**	$0	$9,149,994
Portugal	—	161,808	**	0	161,808
Other countries	13,419,136	260,534,218	**	—	273,953,354
Exchange-Traded Funds	2,795,958	—		—	2,795,958
Short-Term Investment Securities:
Registered Investment Companies	248,745	—		—	248,745
U.S Government Treasuries	—	389,954		—	389,954
Total Investments at Value	$16,463,839	$270,235,974		$0	$286,699,813
Other Financial Instruments:†
Futures Contracts	$134,706	$—		$—	$134,706

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
United States Treasury Notes	27.0%
Diversified Financial Services	13.6
Uniform Mtg. Backed Securities	13.0
United States Treasury Bonds	10.0
Government National Mtg. Assoc.	8.5
Federal National Mtg. Assoc.	6.3
Diversified Banking Institutions	6.0
Federal Home Loan Mtg. Corp.	3.0
Repurchase Agreements	2.3
Electric-Integrated	2.0
Banks-Super Regional	1.6
Telephone-Integrated	1.6
Cable/Satellite TV	1.4
Medical-Drugs	1.2
Banks-Commercial	1.0
Sovereign	1.0
Pipelines	0.8
Brewery	0.7
SupraNational Banks	0.7
Electronic Components-Semiconductors	0.7
Cellular Telecom	0.7
Tobacco	0.6
Enterprise Software/Service	0.6
Pharmacy Services	0.5
Municipal Bonds & Notes	0.5
Transport-Rail	0.5
Aerospace/Defense-Equipment	0.5
Oil Companies-Integrated	0.5
Television	0.5
Machinery-General Industrial	0.4
Insurance Brokers	0.4
Computer Services	0.4
Medical-Biomedical/Gene	0.4
Medical-HMO	0.4
Electric-Distribution	0.4
Real Estate Investment Trusts	0.4
Banks-Fiduciary	0.4
E-Commerce/Products	0.4
Commercial Services-Finance	0.4
Computers	0.4
Registered Investment Companies	0.3
Retail-Building Products	0.3
Beverages-Non-alcoholic	0.3
Broadcast Services/Program	0.3
Internet Content-Information/News	0.3
Food-Misc./Diversified	0.2
Retail-Restaurants	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Mutual	0.2
Oil Companies-Exploration & Production	0.2
Paper & Related Products	0.2
Medical-Hospitals	0.2
Insurance-Property/Casualty	0.2
Machinery-Farming	0.2
Applications Software	0.2
Insurance-Life/Health	0.2
Coatings/Paint	0.2
Gas-Distribution	0.2
Diversified Minerals	0.2
Data Processing/Management	0.2
Semiconductor Components-Integrated Circuits	0.2
Food-Meat Products	0.2
Banks-Special Purpose	0.2%
Finance-Credit Card	0.2
Medical Products	0.2
Hazardous Waste Disposal	0.2
Chemicals-Specialty	0.2
Agricultural Operations	0.2
Containers-Metal/Glass	0.1
Building-Residential/Commercial	0.1
Non-Hazardous Waste Disposal	0.1
Decision Support Software	0.1
Chemicals-Diversified	0.1
Federal Home Loan Bank	0.1
Oil Refining & Marketing	0.1
Rental Auto/Equipment	0.1
Diversified Manufacturing Operations	0.1
Finance-Consumer Loans	0.1
Agricultural Chemicals	0.1
Building Products-Air & Heating	0.1
Hotels/Motels	0.1
Aerospace/Defense	0.1
Retail-Auto Parts	0.1
Medical-Generic Drugs	0.1
Tennessee Valley Authority	0.1
Medical Labs & Testing Services	0.1
Engineering/R&D Services	0.1
Internet Security	0.1
Funeral Services & Related Items	0.1
Containers-Paper/Plastic	0.1
Casino Hotels	0.1
Oil-Field Services	0.1
Food-Wholesale/Distribution	0.1
Savings & Loans/Thrifts	0.1
Retail-Convenience Store	0.1
Medical Instruments	0.1
Electric-Transmission	0.1
Commercial Services	0.1
Airport Development/Maintenance	0.1
Finance-Leasing Companies	0.1
Building-Heavy Construction	0.1
Advertising Agencies	0.1
Gambling (Non-Hotel)	0.1
121.3%
Credit Quality†#
Aaa	62.0%
Aa	0.8
A	10.9
Baa	13.1
Ba	2.8
B	1.3
Caa	0.4
Ca	0.1
Not Rated##	8.6
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no ratings, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES — 13.4%
Diversified Financial Services — 13.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,444,856
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	244,877	175,517
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 1.45% (1 ML+0.50%) due 01/25/2036(2)	101,053	83,591
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 1.49% (1 ML+0.54%) due 11/25/2035(2)	99,645	91,589
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	137,412	111,728
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.91% (12 MTA+0.94%) due 10/25/2046(2)	50,288	36,079
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	513,386
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	201,118
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	626,655	619,350
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	1,207,690	1,161,313
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	542,262	533,373
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.27% (3 ML+1.47%) due 04/24/2029*(6)	1,080,000	1,028,961
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.89% (3 ML+1.10%) due 04/25/2026*(6)	393,332	388,687
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	101,010
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	130,929
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.97% (3 ML+1.15%) due 07/20/2025*(6)	83,627	83,021
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.00% (1 ML+0.23%) due 02/20/2047(2)	$237,778	$205,330
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.01% (1 ML+0.06%) due 01/25/2037(2)	10,721	7,921
BANK VRS Series 2018-BN14, Class XA 0.52% due 09/15/2060(1)(3)(4)	9,605,923	301,788
BANK VRS Series 2019-BN23, Class XA 0.70% due 12/15/2052(1)(3)(4)	6,835,383	360,698
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(1)(3)(4)	8,577,089	384,116
BANK VRS Series 2019-BN24, Class XA 0.77% due 11/15/2062(1)(3)(4)	2,268,028	112,910
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(1)(3)(4)	4,595,489	279,773
BANK VRS Series 2019-BN18, Class XA 0.91% due 05/15/2062(1)(3)(4)	2,917,648	185,109
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	503,746
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	251,749
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,113,412	1,109,061
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	797,498	782,639
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	638,260	624,091
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	993,774	981,046
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	935,934	935,146

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.12% (1 ML+0.17%) due 01/25/2037(2)	$14,988	$13,451
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.43% (1 ML+0.48%) due 02/25/2036(2)	45,081	40,589
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.45% (1 ML+0.50%) due 01/25/2036(2)	123,853	148,755
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.13% (1 ML+0.18%) due 10/25/2036(2)	72,170	59,640
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.15% (1 ML+0.20%) due 02/25/2037(2)	151,631	137,982
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 2.05% (1 ML + 1.10%) due 07/25/2029*(2)	227,856	226,737
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 2.25% (1 ML+ 1.30%) due 03/25/2029*(2)	139,203	138,500
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 2.35% (1 ML + 1.40%) due 10/25/2029*(2)	1,560,888	1,551,185
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(1)(3)(4)	2,632,009	81,952
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(1)(3)(4)	4,578,410	142,879
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(1)(3)(4)	9,238,857	411,719
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.07% due 08/15/2052(1)(3)(4)	2,036,697	136,446
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,215,408
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	446,191
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	$300,000	$325,026
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,113,607
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 2.97% (3 ML + 1.14%) due 01/15/2029*(6)	680,000	653,067
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(5)	1,445,678	1,323,392
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.62% (1 ML+0.92%) due 10/15/2036*(1)	1,175,143	1,117,778
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.70% (1 ML+1.00%) due 04/15/2034*(1)	200,000	181,787
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 3.25% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	593,361
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	100,923
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 2.57% (3 ML+0.78%) due 04/27/2027*(6)	1,089,782	1,058,999
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	160,593
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	96,026
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	253,304
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	1,300,000	1,389,138
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	206,397	196,330
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.80% due 12/25/2035(2)(3)	106,047	92,100
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	188,333	163,121

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.79% due 09/25/2047(2)(3)	$123,107	$102,049
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 2.62% (3 ML+0.80%) due 01/20/2028*(6)	1,601,000	1,547,503
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	1,013,146	1,010,132
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	985,131
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,730
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.95% due 07/10/2047(1)(3)(4)	3,444,862	110,926
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.08% due 04/10/2048(1)(3)(4)	3,029,881	126,889
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,072,760
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,324,131
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	363,566	350,491
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(5)	402,652	413,869
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	1,059,132	1,069,583
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	506,240	495,357
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.94% (3 ML+1.15%) due 10/25/2028*(6)	720,000	694,377
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.60% (1 ML+0.90%) due 10/15/2036*(1)	$1,040,000	$935,606
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	872,268
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.27% (1 ML+0.32%) due 11/25/2035(2)	39,684	30,622
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.49% (1 ML+0.54%) due 01/25/2036(2)	102,702	85,456
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.75% (1 ML+0.80%) due 12/25/2035(2)	81,687	66,296
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	135,530	86,481
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.63% (1 ML+0.68%) due 03/25/2035(2)	43,043	35,095
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.42% due 11/20/2035(2)(3)	26,806	20,310
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 4.08% due 06/20/2035(2)(3)	62,112	57,939
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(1)(3)(4)	9,371,205	283,845
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.90% due 01/15/2049(1)(3)(4)	2,134,968	166,591
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	230,829
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	740,022	763,448
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,497,168

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	$561,753	$538,642
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,594,598
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,682,703
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	1,235,268	1,179,784
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.10% (1 ML+0.15%) due 12/25/2036(2)	150,817	129,681
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.10% (1 ML+0.15%) due 03/25/2037(2)	13,323	10,513
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	103,042
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	339,150	302,461
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	748,600	722,788
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	436,521
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.63% (3 ML+0.80%) due 07/15/2030*(6)	153,000	149,328
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 2.89% (12 MTA+0.92%) due 03/19/2046(2)	288,368	221,989
Eagle RE, Ltd. FRS Series 2018-1, Class M1 2.65% (1 ML+1.70%) due 11/25/2028*(2)	348,301	346,663
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,010,434
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	$320,000	$259,403
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.26% (1 ML+0.31%) due 09/25/2036	495,000	369,315
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.85% (1 ML+1.90%) due 11/26/2029*(2)	777,000	737,784
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	99,968
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	125,533
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.78% due 04/19/2036(2)(3)	177,232	136,412
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.93% due 09/19/2035(2)(3)	25,670	21,232
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.11% (1 ML+0.16%) due 02/25/2037(2)	25,668	24,793
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.37% (12 MTA+1.40%) due 10/25/2045(2)	143,947	108,374
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,260,801
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	165,079
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,214,536
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.68% due 02/13/2053(1)(3)(4)	5,053,987	248,240
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,211,325
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,403,947

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(5)	$317,176	$324,494
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.00% (1 ML+0.05%) due 12/25/2046	33,547	19,510
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.02% (1 ML+0.07%) due 12/25/2046	69,667	27,781
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.03% (1 ML+0.08%) due 02/25/2037	352,078	136,038
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.04% (1 ML+0.09%) due 12/25/2036	12,786	4,773
GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.25% (1 ML+0.30%) due 03/25/2036	16,843	10,556
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.27% (1 ML+0.32%) due 04/25/2047	138,746	78,178
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(5)	97,509	36,668
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	313,606	120,960
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.25% (1 ML+0.30%) due 01/25/2037(2)	405,634	128,451
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.93% due 01/25/2036(2)(3)	88,064	79,699
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.93% due 01/25/2036(2)(3)	6,804	6,182
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.12% due 10/25/2035(2)(3)	65,746	45,937
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.94% (1 ML+0.19%) due 01/19/2038(2)	9,579	7,637
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.99% (1 ML+0.24%) due 12/19/2036(2)	211,536	170,173
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025*	$100,000	$88,446
Home Re, Ltd. FRS Series 2018-1, Class M1 2.55% (1 ML + 1.60%) due 10/25/2028*(2)	344,545	343,233
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	473,592	453,984
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	47,000	47,757
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.22% (1 ML+0.27%) due 02/25/2036	200,000	183,519
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	475,000	529,880
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.23% (1 ML+0.28%) due 07/25/2035(2)	4,721	3,583
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.83% due 12/25/2036(2)(3)	180,725	146,994
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.90% due 04/25/2037(2)(3)	144,366	92,545
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	400,000	392,050
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	303,131
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	936,354	931,721
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	583,295	580,738
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.87% due 05/25/2036(2)(3)	84,235	75,220
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	306,174

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	$1,110,000	$1,166,344
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(5)	818,982	721,530
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(5)	1,032,173	1,041,768
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(5)	1,548,994	1,492,627
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.14% (1 ML+0.19%) due 11/25/2046(2)	296,852	238,021
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 2.48% (1 ML+1.50%) due 04/01/2024*(2)	141,689	137,334
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 2.48% (1 ML + 1.50%) due 05/01/2024*(2)	1,049,747	1,015,113
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 2.68% (1 ML+1.70%) due 03/01/2024*(2)	476,344	458,427
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.08% (3 ML+1.26%) due 07/20/2026*(6)	454,039	449,370
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.68% due 11/21/2034(2)(3)	50,883	48,007
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,107
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.11% due 07/25/2035(2)(3)	144,507	97,852
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	368,224	364,373
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(2)(3)	$238,904	$235,058
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(5)	807,285	822,157
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,620,117	1,575,390
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(3)	951,791	968,800
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.10% (1 ML+0.15%) due 06/25/2036	5,275	4,248
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(1)(3)(4)	1,880,199	66,268
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	70,635	70,532
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	805,685
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	52,000	48,552
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.43% due 06/15/2050(1)(3)(4)	1,736,434	115,830
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,488,442
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(1)	755,000	757,715
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.12% (1 ML+0.17%) due 11/25/2036	242,208	87,394
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.60% (1 ML+0.90%) due 12/15/2033*(1)	300,000	279,694

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 2.50% (1 ML+1.80%) due 12/15/2033*(1)	$575,000	$529,290
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	329,880
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	1,155,000	1,119,101
New Residential Advance Receivables Trust Series 2019-T3, Class AT3 2.51% due 09/15/2052*	1,135,000	1,081,744
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.70% (1 ML + 0.75%) due 01/25/2048*(2)	1,055,889	980,869
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.45% (1 ML+1.50%) due 06/25/2057*(2)	980,158	928,773
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	465,999	458,966
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	799,076	813,109
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	849,255	874,447
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	763,160	784,983
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	1,407,967	1,457,621
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	1,471,248	1,527,922
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	$1,194,371	$1,236,996
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	947,762	982,760
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	1,185,514	1,227,102
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	877,473	915,559
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.23% due 06/25/2036(2)(3)	117,817	94,083
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	720,809	718,726
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	455,708	453,647
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(2)(3)	1,055,048	1,057,758
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.69% (3 ML+0.85%) due 04/17/2027*(6)	643,192	632,021
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	970,000	961,656
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	318,886
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,169,168	1,148,829
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.82% (3 ML+1.05%) due 04/30/2027*(6)	2,095,000	2,031,056
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 2.85% (3 ML+1.01%) due 07/17/2029*(6)	330,000	314,230

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 3.61% (1 ML+2.00%) due 03/27/2024*(2)	$690,080	$663,083
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(5)	375,702	370,782
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(5)	647,397	557,419
Pretium Mtg. Credit Partners I LLC Series 2019-NPL3, Class A1 3.10% due 07/27/2059*(5)	854,492	741,328
PRPM VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	383,876	381,737
RALI Series Trust FRS Series 2006-QA3, Class A2 1.25% (1 ML+0.30%) due 04/25/2036(2)	344,448	274,531
RALI Series Trust VRS Series 2007-QH9, Class A1 3.20% due 11/25/2037(2)(3)	1	1
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	66,900	59,674
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(5)	338,398	84,491
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(5)	154,466	77,956
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.37% due 04/25/2037(2)(3)	17,888	14,609
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	250,000	161,700
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.04% (1 ML+0.09%) due 07/25/2036	173,356	71,573
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.96% (3 ML+1.12%) due 07/17/2026*(6)	247,726	245,771
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	$1,225,000	$1,197,260
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	278,510	281,985
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	68,284	67,690
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.13% (1 ML+0.18%) due 07/25/2037	39,357	33,279
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.20% (1 ML+0.25%) due 11/25/2036	290,000	230,931
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(5)	1,445,148	1,411,664
Structured Adjustable Rate Mtg. Loan Trust VRS Series 2004-13, Class A2 0.49% due 09/25/2034(2)(3)	20,086	16,152
Structured Asset Mtg. | Investments II Trust FRS Series 2006-AR1, Class 3A1 1.18% (1 ML+0.23%) due 02/25/2036(2)	104,338	85,511
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 2.79% (3 ML+0.95%) due 07/14/2026*(6)	1,053,286	1,019,925
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.98% (3 ML+1.16%) due 10/20/2026*(6)	357,177	352,975
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	101,299
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	154,461
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(5)	1,440,873	1,324,995
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	750,160	664,076

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	$1,034,897	$920,836
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(5)	942,304	923,899
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,189,260
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	490,312	446,519
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(5)	1,011,303	925,732
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	421,536	372,913
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.48% (COFI 11+1.50%) due 11/25/2046(2)	60,998	50,158
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 2.85% (12 MTA+0.88%) due 10/25/2046(2)	142,687	113,008
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.87% (12 MTA+0.82%) due 12/25/2046(2)	369,884	291,955
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.72% due 06/25/2037(2)(3)	126,612	103,314
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-5, Class 1A1 1.55% (1 ML+0.60%) due 07/25/2036(2)	68,833	41,097
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.80% (12 MTA+0.83%) due 11/25/2046(2)	117,298	89,041
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.11% due 09/15/2057(1)(3)(4)	7,765,014	288,115
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.11% due 05/15/2048(1)(3)(4)	2,903,844	125,150
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.16% due 05/15/2048(1)(3)	$75,000	$59,706
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.49% due 10/25/2036(2)(3)	59,547	51,709
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	439,875	398,206
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	725,892
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,210,298
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.79% due 02/15/2044*(1)(3)(4)	410,954	1,531
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	410,850	395,045
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	96,559
Total Asset Backed Securities (cost $124,824,057)		120,346,853
U.S. CORPORATE BONDS & NOTES — 28.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	74,000	74,967
Interpublic Group of Cos., Inc. Senior Notes 4.75% due 03/30/2030	81,000	80,259
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	221,000	200,660
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	77,000	79,313
		435,199
Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	42,000	28,980

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	$238,000	$242,005
Boeing Co. Senior Notes 3.25% due 02/01/2035	160,000	138,369
General Dynamics Corp. Company Guar. Notes 4.25% due 04/01/2050	95,000	119,623
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	133,000	154,395
Northrop Grumman Corp. Senior Notes 5.25% due 05/01/2050	158,000	213,661
		868,053
Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	1,334,000	1,244,987
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	945,000	986,721
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	856,900
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	495,000	563,463
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	230,444
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	167,490
		4,050,005
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	57,000	58,173
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	390,000	413,841
		472,014
Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	52,279	48,913
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	60,000	63,390
Security Description	Principal Amount(7)	Value (Note 2)
Applications Software (continued)
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	$1,045,000	$1,254,458
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	84,000	87,546
		1,405,394
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	67,681
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	161,000	160,314
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	105,000	62,475
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	200,000	175,000
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	694,983
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	120,000	117,793
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	109,000	105,287
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	75,000	70,313
Toyota Motor Credit Corp. Senior Notes 2.15% due 02/13/2030	183,000	169,712
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	175,000	181,617
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	200,000	195,448
		1,932,942
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	73,720
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	88,000	86,687
		160,407
Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	37,000	29,970

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
Lear Corp. Senior Notes 5.25% due 05/15/2049	$91,000	$78,984
		108,954
Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	475,000	490,320
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	34,000	30,044
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	83,000	86,868
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	181,000	248,946
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	660,000	653,497
SunTrust Bank Senior Notes 3.20% due 04/01/2024	249,000	255,192
SunTrust Bank Senior Notes 3.50% due 08/02/2022	122,000	123,456
Truist Bank Sub. Notes 2.25% due 03/11/2030	2,755,000	2,519,044
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	211,864
		4,619,231
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	1,810,000	1,820,891
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,081,291
State Street Corp. Senior Notes 2.90% due 03/30/2026*	295,000	301,969
		3,204,151
Banks-Super Regional — 1.6%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	720,000	684,297
KeyCorp Senior Notes 2.55% due 10/01/2029	910,000	812,357
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	1,455,000	1,491,422
Security Description	Principal Amount(7)	Value (Note 2)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	$1,400,000	$1,354,042
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,729,030
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,399,524
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	666,427
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	955,703
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,000,000	1,010,580
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	530,000	538,975
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	720,000	760,915
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	553,000	589,051
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	339,000	432,836
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	322,374
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	328,000	392,666
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	357,000	355,325
		14,495,524
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	151,500
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	105,729
		257,229
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025	130,000	139,276
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	199,000	212,061

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	$135,000	$140,173
PepsiCo, Inc. Senior Notes 2.63% due 03/19/2027	140,000	146,964
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	120,000	124,137
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	1,730,000	2,053,930
		2,816,541
Brewery — 0.7%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	112,000	121,986
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	504,000	533,209
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	90,000	99,347
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,142,557
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,730,000	3,141,515
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	406,267
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	335,000	327,652
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	40,345
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	670,000	632,984
		6,445,862
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	639,041
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	497,423
Security Description	Principal Amount(7)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	$95,000	$92,272
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	323,000	326,788
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	515,000	579,493
Fox Corp. Senior Notes 3.50% due 04/08/2030	32,000	31,936
Fox Corp. Senior Notes 4.03% due 01/25/2024	125,000	129,851
		2,296,804
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	239,000	203,996
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	92,383
		296,379
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	78,000	74,685
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	385,000	367,247
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	340,000	313,287
Carrier Global Corp. Company Guar. Notes 3.38% due 04/05/2040*	176,000	154,309
Carrier Global Corp. Company Guar. Notes 3.58% due 04/05/2050*	77,000	65,956
		900,799
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	127,000	125,379
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028*	77,000	72,380
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	26,000	21,580

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	$1,065,000	$1,047,390
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	104,000	94,640
		1,142,030
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	75,000	69,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	36,090
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	87,142
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	28,420
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.41% (3 ML+1.65%) due 02/01/2024	81,000	78,676
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	352,000	366,282
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	100,000	108,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	21,565
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	291,413
Security Description	Principal Amount(7)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	$69,000	$81,898
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,942,175
Comcast Corp Company Guar. Notes 3.10% due 04/01/2025	120,000	127,467
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	205,000	203,565
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	370,000	380,651
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	934,951
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	779,374
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	82,000	88,880
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	91,842
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	55,000	62,089
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	58,394
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	314,151
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	370,000	430,636
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	520,000	636,490
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	175,000	226,713
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	69,847
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	355,000	480,481

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	$57,000	$82,392
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	251,838
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,744,392
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	335,000	363,586
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	60,149
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	270,000	279,423
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	287,040
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	291,079
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	131,590
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	145,000	162,669
		11,651,200
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	49,000	40,425
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	455,000	416,178
		456,603
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	110,000	99,275
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	329,000	361,104
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,272,675
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	35,000	35,745
Security Description	Principal Amount(7)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$41,000	$41,615
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,120,000	1,176,000
		2,887,139
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	241,000	248,801
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	440,000	463,303
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	170,000	166,706
		878,810
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	175,000	174,619
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	117,000	131,424
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	164,000	139,816
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	85,000	129,816
		575,675
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	65,520
Coatings/Paint — 0.2%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	320,000	298,030
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	725,000	710,955
Sherwin-Williams Co. Senior Notes 3.30% due 05/15/2050	324,000	303,345
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	210,000	224,714
		1,537,044

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	$53,000	$49,043
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	95,000	87,573
		136,616
Commercial Services-Finance — 0.3%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	291,063
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,055,000	2,105,902
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	75,000	65,255
		2,462,220
Computer Services — 0.4%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	580,000	600,155
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	615,000	647,919
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,475,000	1,600,154
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	120,000	141,077
International Business Machines Corp. Senior Notes 4.70% due 02/19/2046	525,000	596,437
		3,585,742
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	80,000	71,800
Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	111,000	113,795
Apple, Inc. Senior Notes 2.20% due 09/11/2029	1,610,000	1,650,180
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	181,156
Security Description	Principal Amount(7)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 4.45% due 05/06/2044	$475,000	$604,410
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	201,256
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	150,000	172,352
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	119,000	135,731
		3,058,880
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	103,000	66,951
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	19,000	17,290
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	57,000	53,232
		137,473
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	86,000	93,036
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,062,912
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	14,000	14,140
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	80,000	76,000
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	63,000	60,795
		1,213,847
Containers-Paper/Plastic — 0.0%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	50,000	48,250
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	73,000	73,365
		121,615
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	75,000	66,375

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Co. Senior Notes 3.60% due 03/25/2050	$43,000	$52,839
		119,214
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	290,000	320,267
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	805,000	831,459
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	78,000	82,545
		1,234,271
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,040,000	1,055,600
Diagnostic Equipment — 0.0%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	5,000	5,239
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	12,000	11,340
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	179,514
Thermo Fisher Scientific, Inc. Senior Notes 4.50% due 03/25/2030	59,000	66,324
		262,417
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	124,625
Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	73,000	71,449
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	111,000	102,952
		174,401
Diversified Banking Institutions — 4.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	945,000	953,826
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	140,000	135,370
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	$1,090,000	$1,092,788
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,555,799
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,660,000	1,738,961
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	950,000	979,961
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	86,000	87,022
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	171,000	174,843
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	595,000	631,340
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	705,000	759,941
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	2,484,000	2,843,399
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	102,000	105,434
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	493,124
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	891,590
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	1,420,000	1,414,595
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	1,100,000	1,127,168
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	530,210
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	148,000	153,223
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,259,772
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	870,000	927,150
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,326,240

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	$770,000	$805,517
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	930,000	1,021,770
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	129,459
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	75,000	83,896
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	205,000	224,483
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	84,000	95,520
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	78,000	89,841
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,373,000	1,371,325
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	710,000	669,571
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	755,000	758,487
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,604,065
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	970,000	995,958
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	115,000	119,742
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	391,946
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	215,000	215,679
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	375,000	399,090
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	162,000	166,993
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	230,000	272,677
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	773,910
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$624,000	$826,029
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	389,000	395,697
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,147,239
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,424,000	1,466,042
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,072,434
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,036,223
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	115,000	128,372
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	300,000	322,089
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	461,523
JPMorgan Chase & Co. Senior Notes 4.49% due 03/24/2031	64,000	73,984
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	550,000	812,494
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	275,788
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,195,000	1,168,373
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,481,800
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,270,000	1,289,525
Morgan Stanley Senior Notes 3.62% due 04/01/2031	62,000	64,848
Morgan Stanley Senior Notes 3.63% due 01/20/2027	401,000	429,035
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	534,789
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	865,176

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.00% due 07/23/2025	$540,000	$569,191
Morgan Stanley Senior Notes 4.43% due 01/23/2030	75,000	83,261
Morgan Stanley Senior Notes 5.50% due 07/24/2020	146,000	147,379
		44,022,976
Diversified Manufacturing Operations — 0.1%
3M Co Senior Notes 3.70% due 04/15/2050	75,000	84,768
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	85,000	74,194
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	119,639
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	480,853
		759,454
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,030,000	1,230,409
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	75,000	97,639
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	260,943
		1,588,991
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	79,000	69,915
Electric-Distribution — 0.4%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	207,000	195,843
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	491,763
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	269,321
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	38,000	33,296
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Distribution (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	$392,000	$394,788
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	73,125
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	565,000	544,583
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	821,660
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	332,948
Sempra Energy Senior Notes 4.00% due 02/01/2048	105,000	100,515
		3,257,842
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	126,000	116,013
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	131,950
		247,963
Electric-Integrated — 2.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	58,000	59,488
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	53,000	60,019
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	177,000	233,241
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	74,000	63,120
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	555,000	550,699
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	221,419
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	33,701
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	29,432

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	$389,000	$486,047
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	995,000	985,000
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	236,000	251,199
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	236,000	255,329
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	89,971
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	54,751
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,354
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	370,000	379,317
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	236,435
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,011,112
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	144,000	168,956
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	91,969
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	335,000	328,633
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	880,000	832,694
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	237,901
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	564,938
Exelon Corp. Senior Notes 4.70% due 04/15/2050	156,000	160,688
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	299,000	389,522
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	$74,000	$77,152
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	145,000	163,293
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	1,505,000	1,467,844
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	548,308
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	343,629
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	84,211
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	766,921
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	437,076
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	257,228
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	144,000	137,429
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	255,000	242,573
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	115,000	125,770
Ohio Power Co Senior Notes 2.60% due 04/01/2030	24,000	23,308
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	170,000	190,904
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	151,000	159,812
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	104,000	113,089
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	330,000	350,058
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	428,651
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,025,000	1,002,182

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	$435,000	$392,744
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	535,000	515,541
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	583,000	565,689
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	389,543
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	146,000	155,661
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	15,599
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	68,880
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	29,822
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	210,000	233,865
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	49,000	49,627
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	340,000	299,173
		17,424,517
Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	65,000	65,260
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	295,000	286,120
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	195,105
		546,485
Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	26,000	24,440
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	865,000	829,129
Security Description	Principal Amount(7)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	$1,331,000	$1,271,595
Intel Corp. Senior Notes 2.45% due 11/15/2029	1,010,000	1,034,437
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	732,128
Intel Corp. Senior Notes 3.90% due 03/25/2030	199,000	227,017
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	192,982
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	615,000	641,824
NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	62,000	67,415
		5,020,967
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	16,811
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	240,000	258,268
		275,079
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	85,000	80,031
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	140,000	114,302
		194,333
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	109,195
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,145,000	771,784
Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	75,000	70,500
Oracle Corp. Senior Notes 2.50% due 04/01/2025	1,785,000	1,801,882

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.95% due 11/15/2024	$116,000	$121,578
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,785,000	1,796,550
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	493,604
		4,284,114
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	70,000	66,479
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	101,790
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	53,320
Navient Corp. Senior Notes 5.00% due 03/15/2027	25,000	21,493
SLM Corp. Senior Notes 5.63% due 08/01/2033	96,000	70,771
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	34,000	31,110
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	125,890
Synchrony Financial Senior Notes 4.50% due 07/23/2025	493,000	482,120
		886,494
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	75,000	57,000
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	111,585
American Express Co. Senior Notes 4.20% due 11/06/2025	85,000	93,026
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	756,439
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	172,114
Mastercard, Inc. Senior Notes 3.85% due 03/26/2050	33,000	40,440
Security Description	Principal Amount(7)	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 2.70% due 04/15/2040	$36,000	$35,735
		1,266,339
Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	79,680
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	124,375
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	612,563
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	65,000	58,471
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	89,045
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	83,000	83,473
		843,552
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	470,937
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	226,000	238,364
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	141,000	169,448
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	63,200
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	42,000	41,916
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	615,000	597,520
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	102,000	101,509
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	119,000	119,267
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	100,000	98,500
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	197,756
		2,098,417

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	$55,000	$54,725
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	87,000	87,905
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	45,801
Kroger Co. Senior Notes 3.88% due 10/15/2046	88,000	86,160
		274,591
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	119,000	97,649
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	245,000	257,211
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	109,000	114,286
		469,146
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	738,480
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	1,070,000	1,034,654
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	144,000	136,631
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	86,000	98,758
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	131,000	117,017
		1,387,060
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,248,000	1,221,667
Security Description	Principal Amount(7)	Value (Note 2)
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	$802,000	$749,870
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	40,000	36,000
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	105,000	87,675
		873,545
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	50,000	43,438
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	42,000	40,708
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	67,725
		108,433
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	740,000	736,593
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	79,000	79,585
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	300,503
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	615,000	636,137
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	306,846
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	488,625
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	245,000	232,625
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	629,490
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	92,000	94,768
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	91,000	112,147
		3,617,319

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	$134,000	$104,483
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	204,000	191,426
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	297,383
Unum Group Senior Notes 4.50% due 12/15/2049	646,000	500,489
		1,093,781
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	169,352
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	197,307
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	289,000	288,387
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,265,000	1,256,866
		1,911,912
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	148,000	150,234
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	83,300
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	20,000	26,584
Progressive Corp. Senior Notes 3.20% due 03/26/2030	585,000	632,504
		892,622
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	85,000	85,425
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	33,000	33,495
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	165,000	167,500
		200,995
Security Description	Principal Amount(7)	Value (Note 2)
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	$745,000	$752,155
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	65,000	57,931
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	131,627
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.95% due 11/18/2022	99,000	98,664
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	110,000	110,817
		209,481
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	191,000	198,567
Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	232,000	226,631
Deere & Co. Senior Notes 3.75% due 04/15/2050	48,000	54,793
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	330,000	323,096
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	375,000	360,486
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	114,000	114,182
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	241,000	246,165
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	158,000	165,178
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	79,000	83,291
		1,573,822
Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Company Guar. Notes 2.57% due 02/15/2030*	3,940,000	3,829,275

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	$560,000	$558,391
Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	36,860
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	184,000	187,577
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	68,000	77,213
		301,650
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	256,000	271,324
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	195,000	209,078
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	685,000	672,360
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	71,000	70,733
		1,223,495
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	275,000	276,863
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	490,000	485,076
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	565,000	555,701
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	708,274
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	253,000	252,110
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	700,000	729,581
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,295
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	540,145
		3,572,045
Security Description	Principal Amount(7)	Value (Note 2)
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	$850,000	$853,899
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	2,135,000	2,143,770
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	109,000	112,119
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,432,000	1,521,273
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	893,251
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	510,000	562,873
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	173,000	182,803
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	106,000	135,016
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	122,121
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,035,000	1,121,792
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	379,000	398,505
		8,047,422
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	395,000	493,750
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	122,000	119,329
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	72,635
		685,714
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	439,231
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	555,000	650,627
Centene Corp Senior Notes 4.25% due 12/15/2027*	54,000	52,920
Centene Corp. Senior Notes 4.63% due 12/15/2029*	13,000	13,065

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Centene Corp. Senior Notes 4.75% due 01/15/2025	$25,000	$25,062
Humana, Inc. Senior Notes 4.88% due 04/01/2030	258,000	276,620
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	433,000	438,791
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	330,000	337,572
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	575,798
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	388,236
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	115,631
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	247,035
		3,560,588
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	285,000	267,797
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	100,000	104,877
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	204,500
		577,174
Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	76,162
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	172,000	170,067
		246,229
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	93,555
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	31,410
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	36,000	31,320
Security Description	Principal Amount(7)	Value (Note 2)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	$48,000	$45,230
		201,515
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	77,000	59,482
Multimedia — 0.0%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	107,000	94,160
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	615,000	639,915
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	199,934
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	140,000	160,768
		1,000,617
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	59,000	55,002
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.75% due 04/15/2043	190,000	84,076
Apache Corp. Senior Notes 5.10% due 09/01/2040	261,000	115,288
Apache Corp. Senior Notes 5.35% due 07/01/2049	50,000	25,158
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	32,000	5,680
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	120,000	20,100
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	162,000	108,470
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	32,000	5,280
Hess Corp. Senior Notes 7.13% due 03/15/2033	44,000	35,359
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	748,802

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	$144,000	$66,240
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	169,000	30,842
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	74,000	50,588
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	94,000	68,611
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	86,000	50,086
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	104,000	61,097
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	221,000	105,858
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	38,000	24,890
		1,606,425
Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	105,000	97,536
Chevron Corp. Senior Notes 2.90% due 03/03/2024	435,000	448,294
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	985,000	1,154,093
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	770,000	942,466
		2,642,389
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	22,050
Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	52,000	34,320
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,035,000	980,627
		1,014,947
Security Description	Principal Amount(7)	Value (Note 2)
Oil-Field Services — 0.1%
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	$8,250	$2,062
Halliburton Co. Senior Notes 2.92% due 03/01/2030	584,000	451,236
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	48,000	12,005
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	122,000	112,404
SESI LLC Company Guar. Notes 7.75% due 09/15/202	45,000	11,138
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	41,000	25,625
		614,470
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	227,000	203,095
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	313,000	329,080
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	113,071
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	146,885
		792,131
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	114,000	111,102
Pharmacy Services — 0.5%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	370,000	350,440
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,480,000	1,588,328
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	72,000	80,837
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	63,000	75,587
CVS Health Corp Senior Notes 3.75% due 04/01/2030	215,000	221,376

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp Senior Notes 4.13% due 04/01/2040	$225,000	$227,212
CVS Health Corp Senior Notes 4.25% due 04/01/2050	109,000	113,143
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	207,000	228,888
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	373,000	426,163
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,311,697
		4,623,671
Pipelines — 0.8%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	44,000	37,092
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	49,200
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	87,000	64,993
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	19,000	16,530
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	57,040
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	87,000	38,586
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	69,342
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	170,000	131,001
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	410,000	365,681
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	170,000	132,636
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	595,000	492,160
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	150,000	116,767
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	915,000	758,777
Security Description	Principal Amount(7)	Value (Note 2)
Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	$102,000	$88,779
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	1,339,000	1,195,485
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	33,000	17,160
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	48,000	23,602
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	14,953
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	76,300
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	18,070
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	75,000	62,812
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	121,113
MPLX LP Senior Notes 4.25% due 12/01/2027*	560,000	452,339
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	255,755
MPLX LP Senior Notes 5.20% due 12/01/2047*	155,000	129,705
MPLX LP Senior Notes 5.50% due 02/15/2049	264,000	222,642
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	119,000	89,311
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	674,000	465,733
Rockies Express Pipeline LLC Senior Notes 4.80% due 05/15/2030*	600,000	359,007
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	50,000	9,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	$510,000	$501,029
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	130,000	62,385
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	560,000	262,854
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	109,000	42,314
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	31,494
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	125,000	117,162
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	187,000	194,932
Williams Cos., Inc. Senior Notes 5.80% due 11/15/2043	130,000	127,356
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	119,000	118,526
		7,389,623
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	79,712
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	97,791
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	73,500
		171,291
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	155,000	157,314
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	54,000	55,075
		212,389
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	555,000	544,878
Security Description	Principal Amount(7)	Value (Note 2)
Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	$181,000	$187,139
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	485,000	481,018
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	53,000	52,417
CTR Partnership LP/Care Trust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	86,680
Duke Realty LP Senior Notes 2.88% due 11/15/2029	40,000	38,423
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	75,000	58,500
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	38,000	31,920
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	491,740
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	48,000	42,547
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	74,880
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	48,000	37,920
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	75,000	65,250
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	53,350
Prologis LP Senior Notes 3.00% due 04/15/2050	112,000	96,920
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	98,349
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	128,000	114,388

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	$85,000	$86,263
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	531,066
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	88,000
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	45,000	42,413
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	18,000	16,515
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	27,000	24,634
		3,345,210
Real Estate Management/Services — 0.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	81,378
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	120,784
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	88,000	50,160
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	925,000
		975,160
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	30,000	17,100
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	335,000	339,588
AutoZone, Inc. Senior Notes 4.00% due 04/15/2030	505,000	516,131
		855,719
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.50% due 04/15/2027	360,000	362,825
Security Description	Principal Amount(7)	Value (Note 2)
Retail-Building Products (continued)
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	$95,000	$99,256
Lowe's Cos, Inc. Senior Notes 5.13% due 04/15/2050	127,000	153,333
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,465,000	1,463,712
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	198,953
Lowe's Cos., Inc. Senior Notes 4.05% due 05/03/2047	26,000	25,742
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	480,000	517,821
		2,821,642
Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	175,000	188,255
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	221,000	195,480
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	55,000	51,562
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	155,000	104,934
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	83,000	59,760
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	220,000	171,158
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	710,000	733,500
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	670,000	675,993
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	104,000	116,329
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	95,000	110,942
Starbucks Corp. Senior Notes 3.35% due 03/12/2050	145,000	136,665

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	$6,000	$6,300
		2,010,647
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	96,000	97,240
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	262,000	280,288
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	294,333
		574,621
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	103,000	106,761
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	53,203
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	126,000	114,025
		167,228
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	236,000	242,222
Telecom Services — 0.0%
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	56,000	53,200
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	440,000	439,236
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	590,000	615,672
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,038,000	1,114,689
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	395,000	417,137
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	320,797
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	1,073,698
Security Description	Principal Amount(7)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	$118,000	$125,517
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	348,000	387,719
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	252,913
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	115,000	125,925
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	71,000	70,567
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	565,000	608,592
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	10,000	11,059
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	230,000	272,006
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	172,000	199,766
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	72,363
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,815,000	2,139,366
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,372,578
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,275,000	1,619,403
		11,239,003
Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	47,250
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	109,140
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	356,000	315,494
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	860,000	877,004
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	2,231,000	2,195,825
		3,544,713

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	$990,000	$945,237
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	630,765
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	499,857
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	445,000	487,151
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,980,000	1,914,195
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	450,000	460,976
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	468,389
		5,406,570
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	107,000	111,504
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	69,562
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	216,708
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	120,000	118,196
Transport-Rail — 0.5%
CSX Corp. Senior Notes 2.40% due 02/15/2030	815,000	801,880
CSX Corp. Senior Notes 3.25% due 06/01/2027	945,000	983,805
CSX Corp. Senior Notes 4.30% due 03/01/2048	230,000	252,065
CSX Corp. Senior Notes 4.50% due 03/15/2049	85,000	97,752
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	93,000	89,213
Security Description	Principal Amount(7)	Value (Note 2)
Transport-Rail (continued)
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	$68,000	$74,574
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	220,000	213,485
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	151,000	161,233
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	300,000	298,250
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060*	80,000	83,497
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,108,881
		4,164,635
Transport-Services — 0.0%
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	86,000	93,370
United Parcel Service, Inc. Senior Notes 5.30% due 04/01/2050	91,000	119,215
		212,585
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	88,000	90,415
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	31,000	30,970
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	191,000	197,582
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	86,000	88,308
		316,860
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	281,046
Total U.S. Corporate Bonds & Notes (cost $258,221,904)		259,204,986

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		$150,000	$129,750
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043		200,000	204,311
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		200,000	172,000
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		445,000	436,317
			942,378
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024		540,000	406,625
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*		950,000	541,500
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		35,000	27,913
Banks-Commercial — 0.5%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		200,000	189,471
Bank of Montreal Senior Notes 2.05% due 11/01/2022		346,000	343,080
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		207,000	204,548
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		250,000	249,280
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	197,398
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*		435,000	446,674
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		455,000	469,129
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		203,000	208,329
Metro Bank PLC Sub. Notes 5.50% due 06/26/2028	GBP	500,000	275,751
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		253,000	250,743
Security Description	Principal Amount(7)		Value (Note 2)
Banks-Commercial (continued)
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		$765,000	$777,901
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		200,000	199,521
Trade & Development Bank of Mongolia LLC Government Guar. Notes 9.38% due 05/19/2020		822,000	780,900
			4,592,725
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	1,690,000	1,083,152
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		265,000	267,663
			1,350,815
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		56,000	52,080
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		200,000	177,000
Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		200,000	198,530
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*		735,000	662,907
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		415,000	426,554
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		66,000	72,817
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		74,000	89,185
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		925,000	1,072,826
			2,522,819
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		202,000	157,358

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	$72,000	$70,581
Methanex Corp. Senior Notes 5.65% due 12/01/2044	218,000	130,496
		201,077
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	42,000	40,740
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	85,000	84,522
Containers-Metal/Glass — 0.0%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	200,000	201,000
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	11,000	10,643
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	52,000	49,660
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	76,400
		136,703
Cruise Lines — 0.0%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	21,000	12,287
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	142,000	140,371
Diversified Banking Institutions — 0.9%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	196,169
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	250,000	233,771
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000	258,379
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	256,003
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	145,002
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	$1,430,000	$1,414,510
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	863,000	867,745
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	466,246
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,677,647
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	675,000	715,214
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	204,924
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	327,862
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	197,627
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	200,000	184,946
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	307,559
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	621,448
		8,075,052
Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	88,000	82,720
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	272,000	290,246
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	819,473
		1,192,439
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	195,434
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,170,837
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	200,000	202,101

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	$100,000	$89,000
		1,461,938
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	487,429
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	1,107,358
		1,594,787
Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	190,976
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	921,000	905,442
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	59,661
Finance-Investment Banker/Broker — 0.0%
Nomura Holdings, Inc. Senior Notes 3.10% due 01/16/2030	200,000	188,428
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust Company Guar. Notes 3.88% due 01/23/2028	695,000	529,475
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	10,219
		539,694
Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,200
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	97,200
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026	485,000	441,551
		558,951
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	85,000	84,837
Security Description	Principal Amount(7)	Value (Note 2)
Insurance-Life/Health (continued)
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	$143,000	$137,906
		222,743
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	243,000	228,863
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	240,000	244,754
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	734,965
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,075,000	1,199,433
		2,179,152
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	446,715
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	75,000	71,003
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	90,000	88,650
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	168,000	170,304
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,150,279
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	265,000	268,069
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	631,762
		2,826,782
Medical-Hospitals — 0.1%
Rede D'or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*	1,220,000	1,058,350
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	166,000
Metal-Iron — 0.0%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	70,265

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.60% due 02/01/2030		$121,000	$114,668
Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		102,000	64,515
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*		75,000	37,059
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*		540,000	135,000
			236,574
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		368,000	381,448
Petro-Canada Senior Notes 5.95% due 05/15/2035		69,000	63,537
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		225,000	162,792
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		137,000	94,530
Saudi Arabian Oil Co. Senior Notes 2.88% due 04/16/2024*		400,000	388,511
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		65,000	66,259
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	138,543
			1,295,620
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		31,000	29,993
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030		960,000	844,800
			874,793
Petrochemicals — 0.0%
Alpek SAB de CV Company Guar. Notes 4.25% due 09/18/2029*		345,000	281,354
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		125,000	133,558
Security Description	Principal Amount(7)		Value (Note 2)
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		$190,000	$176,411
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		440,000	385,827
			562,238
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	164,000
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	39,147
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		100,000	96,000
			135,147
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		71,000	63,467
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,320,000	1,409,144
Steel-Producers — 0.0%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	266,432
SupraNational Banks — 0.7%
African Development Bank Senior Notes 0.75% due 04/03/2023		170,000	170,003
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	3,545,000	2,229,709
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		230,000	239,241
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	3,215,000	2,152,215
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		164,000	185,162
International Finance Corp. Senior Notes 0.50% due 03/20/2023		262,000	260,816
International Finance Corp. Senior Notes 1.38% due 09/13/2024	CAD	1,655,000	1,189,359
			6,426,505

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.2%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	$190,000	$187,120
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	80,000	84,577
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	225,000	249,255
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	205,000	229,755
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,065,000	1,248,161
		1,998,868
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 2.05% due 03/05/2030	34,000	31,607
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	88,000	116,906
		148,513
Total Foreign Corporate Bonds & Notes (cost $51,449,678)		47,413,751
U.S. GOVERNMENT AGENCIES — 31.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,035,126
Federal Home Loan Mtg. Corp. — 3.0%
2.38% due 01/13/2022	1,097,000	1,135,467
2.50% due 01/01/2028	99,656	104,001
2.50% due 04/01/2028	317,485	331,334
2.50% due 03/01/2031	192,328	199,688
2.50% due 10/01/2032	278,095	288,756
2.50% due 11/01/2032	916,393	957,521
3.00% due 08/01/2027	211,496	222,095
3.00% due 10/01/2042	220,214	233,779
3.00% due 11/01/2042	249,994	264,313
3.00% due 02/01/2043	507,613	534,849
3.00% due 04/01/2043	269,484	284,912
3.00% due 08/01/2043	1,026,473	1,085,610
3.00% due 07/01/2045	892,135	943,600
3.00% due 10/01/2045	463,099	489,246
3.00% due 08/01/2046	552,129	582,549
3.00% due 10/01/2049	674,239	706,586
3.00% due 01/01/2050	1,976,337	2,071,280
3.36% (6 ML+1.49%) due 02/01/2037 FRS	11,818	11,944
3.50% due 01/01/2032	614,166	647,706
3.50% due 11/01/2041	220,516	236,352
3.50% due 03/01/2042	113,597	121,891
3.50% due 08/01/2042	202,811	217,669
3.50% due 09/01/2043	69,330	74,404
3.50% due 03/01/2045	640,064	682,504
Security Description	Principal Amount(7)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 07/01/2045	$1,456,083	$1,551,497
3.50% due 08/01/2045	332,445	354,853
3.50% due 10/01/2045	587,843	625,894
3.50% due 11/01/2045	740,729	789,231
3.50% due 01/01/2046	26,737	28,490
3.50% due 11/01/2047	758,793	804,206
4.00% due 09/01/2040	164,362	177,405
4.00% due 07/01/2044	291,710	314,993
4.00% due 10/01/2045	262,923	284,172
4.00% due 12/01/2048	322,331	343,277
4.00% due 07/01/2049	193,823	208,469
4.49% (12 ML+1.88%) due 11/01/2037 FRS	133,148	134,982
4.50% due 04/01/2044	57,569	62,777
4.50% due 05/01/2048	593,629	639,869
5.00% due 09/01/2031	411,513	443,331
5.00% due 11/01/2043	311,821	346,793
5.00% due 04/01/2048	299,324	322,854
5.50% due 01/01/2036	112,716	127,572
6.00% due 03/01/2040	8,946	10,299
6.25% due 07/15/2032	206,000	318,873
6.75% due 03/15/2031	100,000	155,538
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K013, Class X1 0.49% due 01/25/2021(1)(3)(4)	1,947,920	4,751
Series K064, Class X1 0.61% due 03/25/2027(1)(3)(4)	5,131,154	184,500
Series K104, Class X1 1.13% due 02/25/2052(1)(3)(4)	2,505,000	219,409
Federal Home Loan Mtg. Corp. REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	451,906	458,029
Series 4961, Class JB 2.50% due 12/15/2042(2)	710,449	736,591
Series 3883, Class PB 3.00% due 05/15/2041(2)	241,839	259,030
Series 4740, Class BA 3.00% due 09/15/2045(2)	376,813	396,447
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.15% (1 ML+1.20%) due 08/25/2029(2)	2,185	2,175
Series 2018-HRP1, Class M2 2.60% (1 ML+1.65%) due 04/25/2043*(2)	106,095	99,274
Series 2015-DNA1, Class M2 2.80% (1 ML+1.85%) due 10/25/2027(2)	41,823	40,735
Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(2)	485,000	393,320

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-DNA3, Class M2 3.00% (1 ML + 2.05%) due 07/25/2049*(2)	$697,984	$568,706
Series 2014-DN1, Class M2 3.15% (1 ML+2.20%) due 02/25/2024(2)	107,088	106,348
Series 2014-HQ2, Class M2 3.15% (1 ML+2.20%) due 09/25/2024(2)	182,560	181,301
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(2)	1,171,415	988,871
Series 2019-DNA2, Class M2 3.40% (1 ML+2.45%) due 03/25/2049*(2)	828,026	686,350
Series 2015-HQA2, Class M2 3.75% (1 ML+2.80%) due 05/25/2028(2)	30,374	30,042
Federal Home Loan Mtg. Corp. SCRT Series 2020-1, Class MA 2.50% due 08/25/2059(2)	649,692	660,524
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	244,107	263,643
		26,753,477
Federal National Mtg. Assoc. — 6.3%
1.88% due 09/24/2026	837,000	890,429
2.50% due 04/01/2028	216,727	226,145
2.50% due 08/01/2031	736,804	764,916
2.50% due 01/01/2032	837,668	869,669
2.63% due 09/06/2024	2,025,000	2,208,569
3.00% due 10/01/2027	256,465	268,767
3.00% due 10/01/2030	299,589	314,552
3.00% due 07/01/2034	1,146,585	1,199,373
3.00% due 03/01/2042	443,362	468,657
3.00% due 12/01/2042	129,992	137,386
3.00% due 05/01/2043	304,258	321,591
3.00% due 02/01/2045	252,031	266,267
3.00% due 08/01/2046	400,943	423,402
3.00% due 09/01/2046	283,942	299,577
3.00% due 12/01/2046	441,972	466,074
3.00% due 01/01/2047	190,522	200,824
3.00% due 04/01/2047	1,327,981	1,401,015
3.00% due 04/01/2048	1,030,136	1,080,003
3.00% due 09/01/2048	689,882	726,944
3.50% due 08/01/2026	93,919	98,882
3.50% due 09/01/2026	122,950	129,467
3.50% due 08/01/2027	13,849	14,567
3.50% due 10/01/2028	43,940	46,553
3.50% due 03/01/2042	267,994	287,552
3.50% due 08/01/2042	639,777	684,095
3.50% due 07/01/2045	196,057	208,851
3.50% due 08/01/2045	484,224	515,752
3.50% due 09/01/2045	440,006	468,742
3.50% due 10/01/2045	404,270	432,853
3.50% due 11/01/2045	414,002	440,897
3.50% due 12/01/2045	636,489	677,767
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 02/01/2046	$267,203	$284,537
3.50% due 03/01/2046	418,701	444,584
3.50% due 07/01/2046	666,436	711,165
3.50% due 12/01/2047	2,892,094	3,069,607
3.50% due 04/01/2048	1,422,244	1,512,799
3.50% due 08/01/2049	872,904	920,582
3.53% (6 ML+1.54%) due 09/01/2035 FRS	126,943	128,729
3.79% (12 ML+1.77%) due 05/01/2040 FRS	127,685	129,909
3.79% (12 ML+1.83%) due 10/01/2040 FRS	59,302	60,522
3.95% (12 ML+1.57%) due 05/01/2037 FRS	26,222	26,347
4.00% due 03/01/2039	437,250	470,776
4.00% due 10/01/2040	112,665	121,767
4.00% due 11/01/2040	210,989	228,017
4.00% due 10/01/2041	192,052	207,632
4.00% due 11/01/2041	175,263	189,452
4.00% due 01/01/2043	656,377	712,761
4.00% due 02/01/2045	609,461	661,716
4.00% due 02/01/2046	42,421	45,826
4.00% due 01/01/2047	693,668	745,375
4.00% due 05/01/2047	158,865	170,413
4.00% due 07/01/2047	1,680,023	1,802,665
4.00% due 08/01/2047	326,474	347,704
4.00% due 06/01/2048	942,431	1,012,984
4.00% due 09/01/2048	763,831	818,509
4.00% due 01/01/2049	1,201,896	1,280,711
4.00% due 03/01/2049	178,974	190,546
4.07% (12 ML+1.82%) due 10/01/2040 FRS	28,130	28,708
4.24% (12 ML+1.67%) due 07/01/2039 FRS	96,288	97,045
4.35% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	111,488	112,432
4.49% (12 ML+1.91%) due 08/01/2035 FRS	82,640	84,005
4.50% due 10/01/2024	27,807	29,042
4.50% due 08/01/2045	733,852	813,112
4.50% due 06/01/2048	992,200	1,066,615
4.50% due 11/01/2048	706,419	760,532
4.50% due 12/01/2048	988,405	1,062,665
4.65% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	43,644	44,035
5.00% due 05/01/2040	205,689	224,468
5.00% due 06/01/2040	16,484	18,242
5.00% due 07/01/2040	354,128	391,990
5.00% due 02/01/2045	450,494	498,142
5.50% due 12/01/2029	25,624	28,067
5.50% due 08/01/2037	114,080	129,118
5.50% due 06/01/2038	60,777	68,857
6.00% due 11/01/2038	6,742	7,759
6.00% due 06/01/2040	56,316	64,803
6.50% due 10/01/2037	614	699
6.63% due 11/15/2030	871,000	1,323,113
7.25% due 05/15/2030	2,260,000	3,494,181

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 1.67% (1 ML+0.72%) due 01/25/2031(2)	$137,898	$137,030
Series 2019-R04, Class 2M2 3.05% (1 ML +2.10%) due 06/25/2039*(2)	700,000	569,297
Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(2)	450,405	368,755
Series 2019-HRP1, Class M2 3.10% (1 ML+2.15%) due 11/25/2039*(2)	346,099	305,741
Series 2016-C07, Class 2M2 5.30% (1 ML+4.35%) due 05/25/2029(2)	722,490	688,848
Series 2014-C04, Class 1M2 5.85% (1 ML+4.90%) due 11/25/2024(2)	255,254	242,891
Series 2015-C04, Class 1M2 6.65% (1 ML+5.70%) due 04/25/2028(2)	118,933	117,594
Series 2016-C02, Class 1M2 6.95% (1 ML+6.00%) due 09/25/2028(2)	85,606	83,533
Federal National Mtg. Assoc. REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	493,640	496,802
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	822,951	833,087
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	433,708	441,334
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	205,571	209,906
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	409,390	418,223
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	418,476	435,710
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	596,503	617,730
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	564,779	591,067
Series 2017-72, Class B 3.00% due 09/25/2047(2)	523,598	557,405
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	542,383	578,690
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	612,116	657,592
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	411,358	431,454
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	788,986	844,903
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	613,343	644,669
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	220,130	237,549
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	$502,755	$524,292
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	263,365	282,188
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	508,034	548,340
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	715,168	758,515
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	540,395	588,577
		56,395,125
Government National Mtg. Assoc. — 8.5%
2.50% due April 30 TBA	24,100,000	25,186,383
3.00% due 02/20/2045	222,736	239,047
3.00% due 05/20/2045	179,401	192,555
3.00% due 07/20/2045	40,752	43,741
3.00% due 05/20/2046	667,892	716,694
3.00% due April 30 TBA	20,300,000	21,458,527
3.50% due 03/20/2045	143,721	152,802
3.50% due 04/20/2045	219,742	233,612
3.50% due 07/20/2045	68,938	73,301
3.50% due 03/20/2047	359,365	381,883
3.50% due April 30 TBA	14,300,000	15,103,401
4.00% due 03/15/2039	78,103	84,596
4.00% due 04/15/2039	6,763	7,327
4.00% due 05/15/2039	33,688	35,939
4.00% due 08/15/2039	7,084	7,658
4.00% due 10/15/2039	34,067	36,840
4.00% due 03/15/2040	29,915	32,342
4.00% due 09/15/2040	24,317	26,011
4.00% due 10/15/2040	16,782	18,164
4.00% due 12/15/2040	13,392	14,387
4.00% due 02/15/2041	5,371	5,807
4.00% due 06/15/2041	105,953	116,981
4.00% due 07/15/2041	20,987	22,696
4.00% due 08/15/2041	229,811	247,285
4.00% due 09/15/2041	46,807	50,738
4.00% due 10/15/2041	110,272	119,063
4.00% due 11/15/2041	111,780	119,889
4.00% due 12/15/2041	119,883	129,017
4.00% due 01/15/2042	23,111	24,848
4.00% due 02/15/2042	3,802	4,039
4.00% due 03/15/2042	75,546	81,143
4.00% due 04/15/2042	4,099	4,355
4.00% due 03/20/2044	100,668	109,722
4.00% due 07/20/2045	280,698	305,936
4.00% due 05/20/2048	38,593	41,117
4.50% due 09/15/2033	49,345	54,186
4.50% due 03/15/2039	63,096	69,860
4.50% due 05/15/2039	35,705	39,510
4.50% due 07/15/2039	20,541	22,739
4.50% due 10/15/2039	74,151	82,120
4.50% due 01/15/2040	19,972	22,104
4.50% due 02/15/2040	36,690	40,525
4.50% due 03/15/2040	21,274	23,133
4.50% due 04/15/2040	1,173	1,298

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 05/15/2040	$4,960	$5,484
4.50% due 07/15/2040	24,009	26,842
4.50% due 04/15/2041	9,986	10,851
4.50% due 05/15/2041	107,410	118,743
4.50% due 06/15/2041	11,035	12,230
4.50% due 07/15/2041	89,235	98,197
4.50% due 08/15/2041	46,072	50,968
4.50% due 04/20/2047	159,211	172,229
4.50% due April 30 TBA	6,800,000	7,216,500
5.00% due 06/15/2033	1,777	1,971
5.00% due 08/15/2033	13,894	15,495
5.00% due 09/15/2033	25,712	28,401
5.00% due 10/15/2033	14,198	15,751
5.00% due 11/15/2033	3,289	3,725
5.00% due 06/15/2034	39,131	42,829
5.00% due 05/15/2035	2,567	2,778
5.00% due 09/15/2035	1,556	1,703
5.00% due 11/15/2035	84,555	91,362
5.00% due 02/15/2036	23,677	25,587
5.00% due 02/20/2036	70,508	78,255
5.00% due 05/15/2036	60,375	66,183
5.00% due 06/15/2036	18,466	19,955
5.00% due 08/15/2038	232,063	253,206
5.50% due 02/15/2032	440	478
5.50% due 03/15/2032	2,997	3,369
5.50% due 12/15/2032	1,784	1,943
5.50% due 01/15/2033	1,731	1,967
5.50% due 02/15/2033	9,390	10,353
5.50% due 03/15/2033	40,248	44,244
5.50% due 04/15/2033	33,393	37,506
5.50% due 06/15/2033	36,434	40,726
5.50% due 07/15/2033	173,581	192,249
5.50% due 08/15/2033	38,800	42,851
5.50% due 09/15/2033	7,086	7,834
5.50% due 12/15/2033	1,348	1,465
5.50% due 01/15/2034	57,397	64,839
5.50% due 02/15/2034	27,901	30,318
6.00% due 04/15/2028	63,310	71,563
6.00% due 01/15/2029	13,049	14,392
6.00% due 03/15/2029	18,309	20,190
6.00% due 12/15/2031	3,077	3,395
6.00% due 04/15/2032	10,640	12,090
6.00% due 09/15/2032	8,810	10,010
6.00% due 10/15/2032	54,194	61,550
6.00% due 11/15/2032	13,643	15,486
6.00% due 01/15/2033	1,916	2,177
6.00% due 02/15/2033	19,477	22,117
6.00% due 03/15/2033	7,336	8,214
6.00% due 09/15/2033	11,941	13,165
6.00% due 01/15/2034	73,238	80,821
6.00% due 03/15/2034	13,476	14,872
6.00% due 05/15/2034	1,639	1,806
6.00% due 07/15/2034	3,785	4,181
6.00% due 08/15/2034	72,001	79,804
6.00% due 09/15/2034	1,750	1,942
6.00% due 11/15/2034	64,641	71,432
Security Description	Principal Amount(7)	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 03/15/2035	$14,417	$15,938
6.00% due 08/15/2035	37,041	41,455
6.00% due 01/15/2036	22,593	25,598
6.00% due 02/15/2036	14,414	15,914
6.00% due 04/15/2036	40,934	45,200
6.00% due 05/15/2036	25,211	28,282
6.00% due 06/15/2036	34,911	39,228
6.00% due 07/15/2036	3,824	4,219
6.00% due 08/15/2036	40,873	46,137
6.00% due 09/15/2036	11,973	13,238
6.00% due 10/15/2036	125,906	139,989
6.00% due 11/15/2036	39,271	44,601
6.00% due 12/15/2036	8,143	9,020
6.50% due 09/15/2028	2,752	3,022
6.50% due 09/15/2031	5,500	6,194
6.50% due 10/15/2031	2,168	2,437
6.50% due 11/15/2031	1,081	1,186
6.50% due 12/15/2031	3,579	3,927
7.50% due 09/15/2030	14,930	15,196
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	719,459	730,425
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	451,623	457,748
		76,820,869
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	829,817
Uniform Mtg. Backed Securities — 13.0%
2.50% due April 15 TBA	8,100,000	8,400,428
2.50% due April 30 TBA	4,240,000	4,392,375
2.50% due May 30 TBA	20,200,000	20,889,698
3.00% due April 15 TBA	13,700,000	14,333,078
3.00% due April 30 TBA	16,100,000	16,877,957
3.00% due May 30 TBA	16,000,000	16,764,375
3.50% due April 30 TBA	19,100,000	20,185,291
4.00% due April 30 TBA	10,300,000	10,984,094
4.50% due April 30 TBA	1,300,000	1,398,871
5.50% due April 30 TBA	1,900,000	2,079,684
		116,305,851
Total U.S. Government Agencies (cost $270,897,344)		278,140,265
U.S. GOVERNMENT TREASURIES — 37.4%
United States Treasury Bonds — 10.0%
1.00% due 02/15/2048 TIPS(9)	857,720	1,055,859
1.00% due 02/15/2049 TIPS(9)	574,028	713,167
2.00% due 02/15/2050	500,000	579,238
2.25% due 08/15/2046	2,722,000	3,285,752
2.25% due 08/15/2049	1,923,000	2,342,680
2.38% due 11/15/2049	4,847,000	6,038,680
2.50% due 02/15/2045	1,100,000	1,375,387
2.50% due 02/15/2046	1,638,000	2,064,904
2.50% due 05/15/2046	1,283,000	1,618,635

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.75% due 11/15/2042	$1,026,000	$1,327,147
2.75% due 08/15/2047	568,000	752,556
2.75% due 11/15/2047	1,004,000	1,331,751
2.88% due 05/15/2043	1,014,000	1,338,282
2.88% due 08/15/2045	2,423,000	3,246,631
2.88% due 11/15/2046	499,000	675,112
2.88% due 05/15/2049	3,491,000	4,763,442
3.00% due 05/15/2042	875,000	1,174,585
3.00% due 05/15/2045	787,000	1,072,041
3.00% due 11/15/2045	2,901,000	3,977,770
3.00% due 02/15/2047	648,000	897,784
3.00% due 05/15/2047	3,224,000	4,469,018
3.00% due 02/15/2048	1,255,000	1,742,293
3.00% due 08/15/2048	806,000	1,119,584
3.00% due 02/15/2049	1,783,000	2,484,151
3.13% due 02/15/2043	1,267,000	1,735,394
3.13% due 08/15/2044(13)(18)(20)	3,678,000	5,076,502
3.13% due 05/15/2048	626,000	886,890
3.38% due 05/15/2044	869,000	1,243,077
3.38% due 11/15/2048	1,188,000	1,762,648
3.63% due 08/15/2043	2,006,000	2,961,514
3.63% due 02/15/2044	2,005,000	2,969,750
3.75% due 11/15/2043	1,049,000	1,579,237
3.88% due 08/15/2040	640,000	960,575
4.25% due 11/15/2040	1,100,000	1,729,922
4.38% due 11/15/2039	1,082,000	1,714,040
4.38% due 05/15/2040	953,000	1,515,530
4.50% due 02/15/2036	1,034,000	1,585,817
4.63% due 02/15/2040	1,159,000	1,895,418
4.75% due 02/15/2041	1,123,000	1,877,165
5.25% due 11/15/2028	1,045,000	1,451,856
5.25% due 02/15/2029	1,966,000	2,747,715
5.38% due 02/15/2031	1,289,000	1,914,870
6.13% due 11/15/2027	544,000	770,801
6.25% due 08/15/2023	1,613,000	1,936,671
6.38% due 08/15/2027	1,217,000	1,730,612
6.75% due 08/15/2026	377,000	525,223
		90,017,676
United States Treasury Notes — 27.4%
0.38% due 07/15/2027 TIPS(9)	96	99
0.50% due 03/15/2023	2,836,000	2,853,947
0.63% due 03/31/2027	491,000	493,263
1.13% due 07/31/2021	2,131,000	2,158,137
1.13% due 08/31/2021	3,679,000	3,727,862
1.13% due 09/30/2021	2,760,000	2,797,950
1.25% due 10/31/2021	6,029,000	6,129,797
1.38% due 05/31/2021	2,443,000	2,479,454
1.38% due 08/31/2023	3,211,000	3,328,151
1.50% due 01/31/2022	12,752,000	13,047,886
1.50% due 02/28/2023	6,709,000	6,948,008
1.50% due 08/15/2026	4,137,000	4,391,846
1.50% due 02/15/2030	500,000	538,340
1.63% due 08/15/2022	3,220,000	3,324,650
Security Description	Principal Amount(7)	Value (Note 2)
United States Treasury Notes (continued)
1.63% due 11/15/2022	$4,550,000	$4,711,027
1.63% due 10/31/2023	4,501,000	4,712,160
1.63% due 02/15/2026	2,662,000	2,834,926
1.63% due 05/15/2026	4,204,000	4,486,620
1.63% due 08/15/2029	4,114,000	4,465,136
1.75% due 10/31/2020	3,343,000	3,375,385
1.75% due 07/31/2021	120,000	122,513
1.75% due 05/15/2022	4,480,000	4,626,825
1.75% due 05/15/2023	4,495,000	4,697,626
1.75% due 11/15/2029	1,200,000	1,318,313
1.88% due 11/30/2021	8,203,000	8,431,787
1.88% due 03/31/2022	1,086,000	1,121,931
1.88% due 10/31/2022	3,569,000	3,716,918
1.88% due 08/31/2024	4,617,000	4,921,614
2.00% due 11/15/2021	4,434,000	4,564,768
2.00% due 11/30/2022	6,690,000	6,995,493
2.00% due 02/15/2023	7,666,000	8,043,910
2.00% due 05/31/2024	2,637,000	2,817,264
2.00% due 02/15/2025	6,354,000	6,846,683
2.00% due 08/15/2025	3,825,000	4,141,608
2.00% due 11/15/2026	7,048,000	7,718,937
2.13% due 06/30/2021	4,986,000	5,110,845
2.13% due 08/15/2021	6,481,000	6,655,683
2.13% due 02/29/2024	2,824,000	3,020,577
2.13% due 03/31/2024	4,502,000	4,821,185
2.13% due 07/31/2024	4,388,000	4,719,500
2.13% due 09/30/2024	1,983,000	2,139,006
2.13% due 05/15/2025	2,689,000	2,921,662
2.25% due 07/31/2021	3,756,000	3,859,583
2.25% due 11/15/2024	3,725,000	4,044,826
2.25% due 12/31/2024	3,515,000	3,824,073
2.25% due 11/15/2025	2,574,000	2,828,585
2.25% due 02/15/2027	1,843,000	2,055,305
2.25% due 08/15/2027	1,496,000	1,678,500
2.25% due 11/15/2027	3,771,000	4,240,018
2.38% due 04/30/2020	300,000	300,548
2.38% due 03/15/2022	788,000	821,213
2.38% due 08/15/2024	5,657,000	6,151,325
2.38% due 05/15/2027	2,595,000	2,927,282
2.50% due 08/15/2023	6,555,000	7,041,248
2.50% due 05/15/2024	3,886,000	4,228,150
2.63% due 05/15/2021	1,093,000	1,123,613
2.63% due 03/31/2025	3,886,000	4,313,460
2.63% due 02/15/2029	5,515,000	6,446,087
2.75% due 08/15/2021	1,473,000	1,525,130
2.75% due 02/15/2028	3,272,000	3,814,436
2.88% due 07/31/2025	5,045,000	5,696,120
2.88% due 05/15/2028	1,784,000	2,103,448
		245,302,242
Total U.S. Government Treasuries (cost $299,779,165)		335,319,918
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	84,824

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	$335,000	$328,803
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	356,519
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	434,000	568,210
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,650,197
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	113,589
State of California General Obligation Bonds 7.63% due 03/01/2040	110,000	177,463
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	789,818	796,737
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	75,060
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000	154,592
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	235,521
Total Municipal Bonds & Notes (cost $4,393,550)		4,541,515
LOANS(10)(11)(12) — 1.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 4.49% (1 ML +3.50%) due 08/21/2026	139,300	124,325
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 3.24% (1 ML +2.25%) due 05/30/2025	204,810	188,937
Airlines — 0.0%
WestJet Airlines, Ltd. FRS BTL-B 4.00% (1 ML+3.00%) due 12/11/2026	99,750	74,148
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 2.74% (1 ML +1.75%) due 04/16/2025	20,102	18,896
Security Description	Principal Amount(7)		Value (Note 2)
Applications Software (continued)
SS&C Technologies, Inc. FRS BTL-B3 2.74% (1 ML +1.75%) due 04/16/2025		$28,171	$26,481
SS&C Technologies, Inc. FRS BTL-B5 2.74% (1 ML +1.75%) due 04/16/2025		98,484	92,280
			137,657
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	100,000	95,290
Panther BF Aggregator 2 LP FRS BTL-B 4.44% (1 ML +3.50%) due 04/30/2026		114,425	104,127
			199,417
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 5.45%-5.74% (3 ML +4.00%) due 05/06/2024		99,250	86,224
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 4.33% (1 ML +2.75%) due 09/18/2026		96,063	89,218
Univision Communications, Inc. FRS 1st Lien 3.75% (1 ML +2.75%) due 03/15/2024		155,421	129,517
			218,735
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 3.49% (1 ML +2.50%) due 02/01/2027		124,688	106,608
Building Products-Doors & Windows — 0.0%
NCI Building Systems, Inc. FRS BTL 4.56% (1 ML +3.75%) due 04/12/2025		98,250	84,495
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.70%-6.12% (3 ML +4.25%) due 06/21/2024		291,750	233,400
PowerTeam Services LLC FRS BTL 4.70% (3 ML +3.25%) due 03/06/2025		237,095	196,789
			430,189

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 3.67% (1 ML +2.75%) due 01/31/2026	$97,750	$88,708
CSC Holdings LLC FRS BTL-B 2.86% (1 ML +2.25%) due 07/17/2025	146,787	140,915
LCPR Loan Financing LLC FRS BTL-B 5.70% (1 ML +5.00%) due 10/15/2026	100,000	86,000
		315,623
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.93% (1 WL +2.25%) due 09/15/2023	79,354	68,774
Caesars Resort Collection LLC FRS BTL-B 3.74% (1 ML +2.75%) due 12/23/2024	145,048	116,556
		185,330
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 4.39% (1 ML +3.69%) due 01/31/2026	97,750	90,907
Sprint Communications, Inc. FRS BTL-B 3.50% (1 ML +2.50%) due 02/02/2024	315,250	312,886
		403,793
Chemicals-Specialty — 0.1%
Diamond BC BV FRS BTL 4.78% (3 ML +3.00%) due 09/06/2024	112,413	84,309
Starfruit US HoldCo. LLC FRS BTL-B 3.86% (1 ML +3.00%) due 10/01/2025	145,061	130,555
W.R. Grace & Co. FRS BTL-B1 3.20% (3 ML +1.75%) due 04/03/2025	36,289	30,967
W.R. Grace & Co. FRS BTL-B2 3.20% (3 ML +1.75%) due 04/03/2025	62,211	53,086
		298,917
Security Description	Principal Amount(7)		Value (Note 2)
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 7.36% (3 ML +5.75%) due 03/28/2022		$184,254	$23,032
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.70%-4.95% (3 ML +3.25%) due 03/03/2025		87,954	52,772
AVSC Holding Corp. FRS BTL-B 4.83% (1 ML +3.25%) due 03/03/2025		83,730	50,239
Brightview Landscapes LLC FRS BTL-B 3.13%-3.50% (1 ML +2.50%) due 08/15/2025		245,994	232,465
Techem Verwaltungsgesellschaft FRS BTL-B4 2.88% (2 ME +2.88%) due 07/15/2025	EUR	70,979	72,965
			408,441
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 4.24% (1 ML +3.25%) due 10/01/2025		103,688	99,194
MPH Acquisition Holdings LLC FRS BTL-B 4.20% (3 ML +2.75%) due 06/07/2023		321,799	288,011
WEX, Inc. FRS BTL-B3 3.24% (1 ML +2.25%) due 05/15/2026		288,832	247,674
			634,879
Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.74% (1 ML +2.75%) due 05/01/2024		213,950	189,346
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 3.49% (1 ML +2.50%) due 04/04/2024		97,000	91,342
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Y 2.86% (1 ML +2.00%) due 07/01/2026		99,250	92,600
Flex Acquisition Co, Inc. FRS BTL 4.58% (1 ML +3.00%) due 12/29/2023		3,193	2,794

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Containers-Paper/Plastic (continued)
Flex Acquisition Co, Inc. FRS BTL 4.91% (3 ML +3.00%) due 12/29/2023	$85,067	$74,433
Reynolds Group Holdings, Inc. FRS BTL 3.74% (1 ML +2.75%) due 02/05/2023	240,540	227,010
		396,837
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 3.26% (1 ML +2.25%) due 04/07/2025	107,805	88,130
Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML +4.25%) due 10/01/2026	164,588	148,952
		237,082
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 4.96% (1 ML +4.00%) due 02/06/2026	200,000	181,000
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.06% (3 ML +6.00%) due 10/01/2024	91,250	71,631
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 5.70% (3 ML+4.25%) due 12/17/2026	119,700	102,044
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 3.70% (3 ML +2.25%) due 07/01/2024	89,525	82,363
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.99% (1 ML +2.00%) due 05/29/2025	57,489	53,752
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.99% (1 ML +4.00%) due 10/16/2026	135,000	119,700
Finastra USA, Inc. FRS BTL-B 5.28% (3 ML +3.50%) due 06/13/2024	222,251	189,747
		309,447
Security Description	Principal Amount(7)	Value (Note 2)
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.99% (1 ML +3.00%) due 06/15/2025	$98,250	$79,255
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL-B coupon TBD due 03/05/2027	265,000	222,600
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 3.24% (1 ML +2.25%) due 08/03/2025	38,803	35,893
Hostess Brands LLC FRS BTL 4.01%-4.03% (3 ML +2.25%) due 08/03/2025	104,915	97,045
		132,938
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 2.74% (1 ML+1.75%) due 01/15/2027	100,000	92,500
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 3.24% (1 ML+2.25%) due 01/29/2027	100,000	94,750
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 3.07% (3 ML +2.00%) due 09/13/2026	134,325	123,131
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 2.99% (1 ML +2.00%) due 10/07/2024	129,733	105,084
Golden Entertainment, Inc. FRS 1st Lien 3.96% (1 ML +3.00%) due 10/21/2024	202,650	151,987
Scientific Games International, Inc. FRS BTL-B5 3.73% (1 ML +2.75%) due 08/14/2024	21,983	17,642
Scientific Games International, Inc. FRS BTL-B5 4.37% (2 ML +2.75%) due 08/14/2024	90,435	72,574
		347,287

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 4.74% (1 ML +3.75%) due 08/13/2026	$148,875	$125,799
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.64% (2 ML +3.00%) due 04/25/2025	7,787	7,252
HUB International, Ltd. FRS BTL-B 4.80% (3 ML +3.00%) due 04/25/2025	164,150	152,865
USI, Inc. FRS BTL 3.99% (1 ML +3.00%) due 05/16/2024	107,250	96,391
		256,508
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.99% (1 ML +3.00%) due 11/03/2023	288,141	273,735
Sedgwick Claims Management Services, Inc. FRS BTL 4.24% (1 ML +3.25%) due 12/31/2025	98,750	86,077
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.99% (1 ML +4.00%) due 09/03/2026	163,763	147,113
		506,925
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.99% (1 ML +3.00%) due 08/01/2025	98,750	92,825
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS 1st Lien 2.74% (1 ML +1.75%) due 03/01/2027	122,798	114,816
RBS Global, Inc. FRS BTL-B
2.68% (1 ML +1.75%) due 08/21/2024	73,077	66,774
		181,590
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 5.74% (1 ML +4.75%) due 09/30/2026	199,500	181,878
Security Description	Shares/ Principal Amount(7)		Value (Note 2)
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 4.74% (1 ML +3.75%) due 10/10/2025		$113,563	$57,349
Jaguar Holding Co. II FRS BTL 3.50% (1 ML +2.50%) due 08/18/2022		215,561	205,411
LGC Group Holdings, Ltd. FRS BTL-B coupon TBD due 01/22/2027	EUR	100,000	93,432
Syneos Health, Inc. FRS BTL-B 2.74% (1 ML +1.75%) due 08/01/2024		119,335	114,561
			470,753
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 3.61% (1 ML +3.00%) due 06/02/2025		82,500	78,375
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.25% (1 ML +4.25%) due 04/29/2024		179,913	158,923
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.06% (1 ML +3.25%) due 12/11/2024		80,829	64,259
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		153,800	135,921
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 11.99% (3 ML +10.38%) due 12/31/2021		130,000	5,633
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.49%-3.50% (1 ML +2.50%) due 03/01/2024		112,007	101,553
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL 4.02% (1 ML +2.50%) due 07/01/2026		83,091	72,081

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 6.70% (3 ML +5.00%) due 12/31/2025	$98,750	$83,938
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.52% (1 ML +5.00%) due 04/16/2026	127,412	100,496
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 6.07% (3 ML +5.00%) due 09/25/2024	121,875	102,375
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.70% (1 ML +2.00%) due 04/30/2028	100,000	91,000
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 3.24% (1 ML +2.25%) due 03/15/2027	99,750	90,835
Television — 0.1%
Gray Television, Inc. FRS BTL-C 4.02% (1 ML +2.50%) due 01/02/2026	84,964	80,716
Ion Media Networks, Inc. FRS BTL-B1 4.00% (1 ML +3.00%) due 12/18/2024	266,308	238,346
		319,062
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.32% (3 ML +2.25%) due 02/28/2025	85,532	55,425
Veterinary Products — 0.0%
Elanco Animal Health, Inc. FRS BTL-B coupon TBD due 02/04/2027	210,000	198,975
Total Loans (cost $11,878,421)		10,203,184
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000	163,357
Dominican Republic Senior Notes 6.40% due 06/05/2049*	1,110,000	976,800
Security Description	Principal Amount(7)		Value (Note 2)
Sovereign (continued)
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	11,455,000	$806,638
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	848,653
Government of Romania Senior Notes 6.13% due 01/22/2044		268,000	307,986
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	98,511
Republic of Chile Senior Notes 2.55% due 01/27/2032		750,000	748,125
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		490,000	358,925
Republic of Ghana Senior Notes 7.63% due 05/16/2029		490,000	350,350
Republic of Italy Senior Notes 4.00% due 10/17/2049		244,000	228,466
Republic of Senegal Notes 6.25% due 05/23/2033		480,000	429,950
United Mexican States Senior Notes 4.50% due 04/22/2029		207,000	212,177
United Mexican States Senior Notes 4.75% due 03/08/2044		90,000	90,586
Total Foreign Government Obligations (cost $6,519,270)			5,620,524
COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	1,209
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(14)		11,973	14,248
TE Holdcorp LLC, Class A†(8)(14)		2,426	0
			14,248
Television — 0.0%
ION Media Networks, Inc.†(8)(14)		22	12,922
Total Common Stocks (cost $125,272)			28,379
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $188,873)		7,556	187,011

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	$200,000	$165,600
Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	66,000	82,830
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(15)	1,210,000	1,114,713
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)	151,000	143,450
UBS Group AG 7.00% due 02/19/2025(15)	450,000	433,575
		1,691,738
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	112,000	111,521
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	97,000	84,883
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	124,040
Prudential Financial, Inc. 5.70% due 09/15/2048	109,000	100,825
		224,865
Insurance-Multi-line — 0.0%
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	81,180
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)	110,000	19,800
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	58,225
		78,025
Telephone-Integrated — 0.1%
SoftBank Group Corp. 6.00% due 07/19/2023(15)	1,070,000	802,500
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	199,000	188,574
Total Preferred Securities/Capital Securities (cost $3,984,595)		3,511,716
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(14) (cost $295)	3,100	62
OPTIONS — PURCHASED†(17) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $69,639)	2,780,000	7,673
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	$131,000	$13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	58,000	6
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,269	8
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587	0
Total Escrows and Litigation Trusts (cost $1,644)		37
Total Long-Term Investment Securities (cost $1,032,333,707)		1,064,525,874
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(16) (cost $2,887,734)	2,887,734	2,887,734
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(19)	3,440,000	3,440,000
Barclays Capital, Inc. Joint Repurchase Agreement(19)	4,190,000	4,190,000
BNP Paribas SA Joint Repurchase Agreement(19)	4,730,000	4,730,000
Deutsche Bank AG Joint Repurchase Agreement(19)	4,190,000	4,190,000
RBS Securities, Inc. Joint Repurchase Agreement(19)	3,980,000	3,980,000
Total Repurchase Agreements (cost $20,530,000)		20,530,000
TOTAL INVESTMENTS (cost $1,055,751,441)(21)	121.3%	1,087,943,608
Liabilities in excess of other assets	(21.3)	(190,712,353)
NET ASSETS	100.0%	$897,231,255

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $146,889,149 representing 16.4% of net assets.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Interest Only

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(6)  Collateralized Loan Obligation

(7)  Denominated in United States dollars unless otherwise indicated.

(8)  Securities classified as Level 3 (see Note 2).

(9)  Principal amount of security is adjusted for inflation.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$14,248	$1.19	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	12,922	587.35	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	62	0.02	0.00
				$27,232		0.00%

(15)  Perpetual maturity — maturity date reflects the next call date.

(16)  The rate shown is the 7-day yield as of March 31, 2020.

(17)  Options — Purchased

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$2,780	$69,639	$7,673	$(61,966)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(19)  See Note 2 for details of Joint Repurchase Agreements.

(20)  The security or a portion thereof was pledged as collateral to cover margin requirements for open options — purchased contracts.

(21)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are note known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ME — 2 Month Euribor

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro Buxl 30 Year Bonds	June 2020	$481,658	$462,997	$18,661
100	Short	U.S. Treasury 2 Year Notes	June 2020	22,041,859	22,038,281	3,578
34	Long	U.S. Treasury 5 Year Notes	June 2020	4,221,313	4,262,219	40,906
4	Long	U.S. Treasury Ultra Bonds	June 2020	845,250	887,500	42,250
						$105,395
						Unrealized Depreciation
219	Short	U.S. Treasury 10 Year Notes	June 2020	$29,421,762	$30,372,562	$(950,800)
58	Short	U.S. Treasury 10 Year Ultra Bonds	June 2020	8,542,219	9,049,813	(507,594)
						$(1,458,394)
Net Unrealized Appreciation (Depreciation)						$(1,352,999)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	GBP	414,000	USD	519,295	06/17/2020	$4,380	$—
Goldman Sachs International	USD	40,973	EUR	37,000	04/30/2020	—	(122)
	USD	331,702	EUR	299,000	06/17/2020	—	(977)
						—	(1,099)
HSBC Bank USA	CAD	4,919,000	USD	3,704,867	05/29/2020	207,598	—
JPMorgan Chase Bank	EUR	2,525,000	USD	2,808,330	06/17/2020	15,418	—
	USD	823,415	EUR	752,000	06/17/2020	8,375	—
	USD	149,842	GBP	127,000	06/17/2020	8,115	—
						31,908	—
Morgan Stanley & Co., Inc.	EUR	345,000	USD	371,177	04/30/2020	—	(9,730)
	NZD	3,775,000	USD	2,469,552	04/30/2020	217,522	—
	USD	246,027	EUR	226,000	06/17/2020	3,953	—
						221,475	(9,730)
NatWest Markets PLC	AUD	5,166,000	USD	3,411,756	05/29/2020	233,536	—
	USD	2,307,448	CAD	3,347,000	05/29/2020	72,173	—
						305,709	—
UBS AG	USD	234,964	EUR	210,000	06/17/2020	—	(2,682)
Net Unrealized Appreciation (Depreciation)						$771,070	$(13,511)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — Pound Sterling
NZD — New Zealand Dollar
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	910	04/01/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.48%/Quarterly	$—	$(1,359)
USD	2,635	03/20/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.84%/Quarterly	—	(35,232)
USD	1,650	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(158,896)
USD	850	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(81,455)
USD	2,745	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	(265,898)
USD	1,375	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	(138,727)
USD	1,245	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	(125,200)
USD	6,540	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(496,002)
USD	6,130	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(464,661)
USD	8,730	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(661,394)
USD	6,375	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(484,128)
USD	4,835	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(100,307)	(2,203,550)
					$(100,307)	$(5,116,502)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$120,346,853	$—	$120,346,853
U.S. Corporate Bonds & Notes	—	259,204,986	—	259,204,986
Foreign Corporate Bonds & Notes	—	47,413,751	—	47,413,751
U.S. Government Agencies	—	278,140,265	—	278,140,265
U.S. Government Treasuries	—	335,319,918	—	335,319,918
Municipal Bond & Notes	—	4,541,515	—	4,541,515
Loans	—	10,203,184	—	10,203,184
Foreign Government Obligations	—	5,620,524	—	5,620,524
Common Stocks:
Oil Companies-Exploration & Production	—	—	14,248	14,248
Television	—	—	12,922	12,922
Other Industries	1,209	—	—	1,209
Preferred Securities	187,011	—	—	187,011
Preferred Securities/Capital Securities	—	3,511,716	—	3,511,716
Warrants	—	—	62	62
Options-Purchased	—	7,673	—	7,673
Escrows and Litigation Trusts	—	—	37	37
Short-Term Investment Securities	2,887,734	—	—	2,887,734
Repurchase Agreements	—	20,530,000	—	20,530,000
Total Investments at Value	$3,075,954	$1,084,840,385	$27,269	$1,087,943,608
Other Financial Instruments:†
Futures Contracts	$105,395	$—	$—	$105,395
Forward Foreign Currency Contracts	—	771,070	—	771,070
Total Other Financial Instruments	$105,395	$771,070	$—	$876,465
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,458,394	$—	$—	$1,458,394
Forward Foreign Currency Contracts	—	13,511	—	13,511
Centrally Cleared Interest Rate Swap Contracts	—	5,116,502	—	5,116,502
Total Other Financial Instruments	$1,458,394	$5,130,013	$—	$6,588,407

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
United States Treasury Notes	54.0%
Sovereign	37.5
Government National Mtg. Assoc.	5.3
Uniform Mtg. Backed Securities	5.2
Diversified Financial Services	4.3
Federal National Mtg. Assoc.	2.7
United States Treasury Bonds	0.9
Federal Home Loan Mtg. Corp.	0.8
SupraNational Banks	0.5
Rental Auto/Equipment	0.2
Insurance-Property/Casualty	0.2
Chemicals-Specialty	0.2
Television	0.2
Semiconductor Equipment	0.2
Airlines	0.1
Medical Labs & Testing Services	0.1
Medical-Hospitals	0.1
Distribution/Wholesale	0.1
Containers-Paper/Plastic	0.1
Building Products-Doors & Windows	0.1
Commercial Services-Finance	0.1
Medical-Drugs	0.1
Cable/Satellite TV	0.1
Motion Pictures & Services	0.1
Retail-Sporting Goods	0.1
Applications Software	0.1
Cellular Telecom	0.1
Data Processing/Management	0.1
Insurance Brokers	0.1
Casino Hotels	0.1
Food-Catering	0.1
Computer Services	0.1
Food-Wholesale/Distribution	0.1
Retail-Restaurants	0.1
Pipelines	0.1
Commercial Services	0.1
Enterprise Software/Service	0.1
Auto/Truck Parts & Equipment-Original	0.1
Gambling (Non-Hotel)	0.1
Theaters	0.1
Consulting Services	0.1
Medical Information Systems	0.1
Protection/Safety	0.1
Cosmetics & Toiletries	0.1
Broadcast Services/Program	0.1
Web Hosting/Design	0.1
Industrial Gases	0.1
Food-Baking	0.1
Aerospace/Defense-Equipment	0.1
Finance-Investment Banker/Broker	0.1
Gas-Distribution	0.1
Advertising Sales	0.1
Building-Heavy Construction	0.1
116.1%
Credit Quality†#
Aaa	59.6%
Aa	16.8
A	3.3
Baa	5.2
Ba	1.6
B	2.2
Not Rated##	11.3
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no ratings, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Principal Amount(6)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 37.5%
Sovereign — 37.5%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,577,886	$2,521,985
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,331,793	28,519,650
Government of Canada Bonds 2.00% due 12/01/2041	CAD	13,043,090	12,245,378
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,653,939	10,964,683
Government of France Bonds 0.10% due 03/01/2025	EUR	5,016,945	5,657,406
Government of France Bonds 0.25% due 07/25/2024	EUR	14,883,951	17,070,480
Government of France Bonds 1.10% due 07/25/2022	EUR	16,396,395	18,880,626
Government of France Bonds 2.10% due 07/25/2023	EUR	6,823,032	8,144,044
Government of Japan Senior Notes 0.10% due 03/10/2025	JPY	474,662,900	4,407,821
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,100,830,340	19,518,526
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	364,881,600	3,395,155
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,547,078	1,673,181
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	18,031,795	21,218,191
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,775,436	10,336,866
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,351,576	12,831,880
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026	GBP	5,607,042	8,175,999
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	3,716,795	5,162,733
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,977,214	16,132,216
Security Description	Principal Amount(6)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,735,079	$16,089,552
Total Foreign Government Obligations (cost $243,626,373)			222,946,372
U.S. GOVERNMENT AGENCIES — 14.0%
Federal Home Loan Mtg. Corp. — 0.8%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA3, Class M2 2.80% (1 ML + 1.85%) due 09/25/2049*(2)		1,355,000	1,098,862
Series 2018-HQA1, Class M2 3.25% (1 ML+2.30%) due 09/25/2030(2)		2,979,263	2,509,134
Series 2019-HQA1, Class M2 3.30% (1 ML + 2.35%) due 02/25/2049*(2)		1,533,760	1,294,751
			4,902,747
Federal National Mtg. Assoc. — 2.7%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 3.10% (1 ML+2.15%) due 10/25/2030(2)		3,715,000	3,087,555
Series 2019-R03, Class 1M2 3.10% (1 ML+2.15%) due 09/25/2031*(2)		631,495	517,017
Series 2018-C02, Class 2M2 3.15% (1 ML+2.20%) due 08/25/2030(2)		3,334,855	2,755,152
Series 2018-C01, Class 1M2 3.20% (1 ML+2.25%) due 07/25/2030(2)		3,500,000	3,022,302
Series 2018-C05, Class 1M2 3.30% (1 ML+2.35%) due 01/25/2031(2)		3,690,000	3,098,874
Series 2018-R07, Class 1M2 3.35% (1 ML+2.40%) due 04/25/2031*(2)		613,606	524,591
Series 2018-C04, Class 2M2 3.50% (1 ML+2.55%) due 12/25/2030(2)		3,424,964	2,807,338
			15,812,829
Government National Mtg. Assoc. — 5.3%
2.50% due April 30 TBA		30,000,000	31,352,344
Uniform Mtg. Backed Securities — 5.2%
2.50% due April 30 TBA		14,300,000	14,813,906
2.50% due May 30 TBA		15,700,000	16,236,053
			31,049,959
Total U.S. Government Agencies (cost $86,502,547)			83,117,879

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 54.9%
United States Treasury Bonds TIPS(1) — 0.9%
0.25% due 02/15/2050	$838,656	$864,281
0.75% due 02/15/2045	1,708,777	1,953,634
1.00% due 02/15/2048	1,276,120	1,570,912
1.00% due 02/15/2049	599,654	745,005
		5,133,832
United States Treasury Notes TIPS(1) — 54.0%
0.13% due 07/15/2026	30,237,848	30,506,093
0.13% due 01/15/2030	2,040,189	2,100,581
0.38% due 07/15/2025	41,832,557	42,668,069
0.38% due 01/15/2027	15,451,211	15,811,023
0.50% due 01/15/2028	90,672,647	94,433,343
0.63% due 01/15/2026	90,472,994	93,447,585
0.75% due 07/15/2028	37,177,844	39,757,417
0.88% due 01/15/2029(12)	2,267,797	2,463,357
		321,187,468
Total U.S. Government Treasuries (cost $318,731,237)		326,321,300
ASSET BACKED SECURITIES — 4.3%
Diversified Financial Services — 4.3%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	307,565	220,449
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 2.69% (3 ML+0.87%) due 04/20/2028*(4)	3,700,000	3,571,832
Atrium XIII FRS Series 13A, Class A1 2.99% (3 ML+1.18%) due 11/21/2030*(4)	3,700,000	3,539,350
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.29% due 08/25/2035(2)(3)	1,097,997	994,946
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 2.83% (3 ML+1.00%) due 01/15/2031*(4)	2,000,000	1,867,950
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(3)	1,233,646	1,133,615
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 2.80% (3 ML+0.97%) due 04/15/2031*(4)	2,045,000	1,920,547
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 2.93% (3 ML+1.10%) due 01/15/2031*(4)	2,500,000	2,383,568
LCM XX LP FRS Series -20A, Class AR 2.86% (3 ML+1.04%) due 10/20/2027*(4)	1,625,000	1,587,843
Security Description	Principal Amount(6)		Value (Note 2)
Diversified Financial Services (continued)
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 2.63% (3 ML+0.80%) due 01/15/2028*(4)		$2,000,000	$1,928,498
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 2.63% (3 ML+0.80%) due 07/15/2027*(4)		2,486,067	2,403,995
Venture CLO, Ltd. FRS Series 2017-29A, Class A 2.97% (3 ML+1.28%) due 09/07/2030*(4)		1,110,000	1,049,841
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)		735,803	651,366
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)		508,238	447,740
VOLT LXXXIV LLC Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(5)		1,998,354	1,837,643
Total Asset Backed Securities (cost $27,027,610)			25,539,183
FOREIGN CORPORATE BONDS & NOTES — 0.5%
SupraNational Banks — 0.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023 (cost $3,568,200)	NZD	5,285,000	3,324,122
LOANS(7)(8)(9) — 4.9%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. FRS BTL 4.49% (1 ML +3.50%) due 08/21/2026		283,575	253,091
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 3.24% (1 ML +2.25%) due 12/09/2025		295,491	272,590
Airlines — 0.1%
American Airlines, Inc. FRS BTL 2.69% (1 ML +1.75%) due 01/29/2027		881,443	705,155
WestJet Airlines, Ltd. FRS BTL-B 4.00% (1 ML +3.00%) due 12/11/2026		154,613	114,928
			820,083

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(7)(8)(9) (continued)
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 2.74% (1 ML +1.75%) due 04/16/2025		$635,224	$595,205
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 3.96% (3 ML +2.25%) due 11/13/2025		187,625	176,368
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	250,000	238,226
Panther BF Aggregator 2 LP FRS BTL-B 4.44% (1 ML +3.50%) due 04/30/2026		199,000	181,090
			419,316
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 5.45%-5.74% (3 ML +4.00%) due 05/06/2024		153,838	133,646
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 4.70% (3 ML +3.25%) due 10/20/2025		108,625	66,261
Nexstar Broadcasting, Inc. FRS BTL-B3 3.19% (1 ML +2.25%) due 01/17/2024		65,502	60,590
Nexstar Broadcasting, Inc. FRS BTL-B4 4.33% (1 ML +2.75%) due 09/18/2026		187,322	173,975
			300,826
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 2.74% (1 ML +1.75%) due 03/01/2027		180,000	167,400
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 3.49% (1 ML +2.50%) due 02/01/2027		149,625	127,929
Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS BTL 4.56% (1 ML +3.75%) due 04/12/2025		896,316	770,832
Security Description	Principal Amount(6)		Value (Note 2)
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.70% (3 ML +3.25%) due 03/06/2025		$300,000	$249,000
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 2.86% (1 ML +2.25%) due 01/15/2026		618,750	587,812
LCPR Loan Financing LLC FRS BTL-B 5.70% (1 ML +5.00%) due 10/15/2026		100,000	86,000
			673,812
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.93% (1 WL +2.25%) due 09/15/2023		251,113	217,631
Caesars Resort Collection LLC FRS BTL-B 3.74% (1 ML +2.75%) due 12/23/2024		344,710	276,999
			494,630
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 4.39% (1 ML +3.69%) due 01/31/2026		197,475	183,652
Sprint Communications, Inc. FRS BTL-B 3.50% (1 ML +2.50%) due 02/02/2024		246,193	244,346
Sprint Communications, Inc. FRS BTL-B 4.00% (1 ML +3.00%) due 02/02/2024		148,125	145,780
			573,778
Chemicals-Specialty — 0.2%
Starfruit Finco BV FRS BTL-B 3.25% (3 ME +3.25%) due 10/01/2025	EUR	100,000	99,628
Starfruit US HoldCo. LLC FRS BTL-B 3.86% (1 ML +3.00%) due 10/01/2025		125,405	112,865
ASP Unifrax Holdings, Inc. FRS BTL-B1 4.82% (3 ML +3.75%) due 12/12/2025		567,813	448,572

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Chemicals-Specialty (continued)
Diamond BC BV FRS BTL 4.78% (3 ML +3.00%) due 09/06/2024	$196,977	$147,733
Element Solutions, Inc. FRS BTL-B 2.99% (1 ML +2.00%) due 01/31/2026	167,881	155,290
		964,088
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.70%-4.95 (3 ML +3.25%) due 03/03/2025	101,682	61,009
AVSC Holding Corp. FRS BTL-B 4.83% (1 ML +3.25%) due 03/03/2025	96,799	58,080
Brightview Landscapes LLC FRS BTL-B 3.13%-3.50% (1 ML +2.50%) due 08/15/2025	172,802	163,297
Grizzly Finco FRS BTL 4.68% (3 ML +3.25%) due 10/01/2025	231,475	175,921
		458,307
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 4.20% (1 ML +3.25%) due 12/22/2023	197,481	166,872
Financial & Risk US Holdings, Inc. FRS BTL 4.24% (1 ML +3.25%) due 10/01/2025	311,063	297,583
WEX, Inc. FRS BTL-B3 3.24% (1 ML +2.25%) due 05/15/2026	344,728	295,604
		760,059
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 2.86% (1 ML +1.88%) due 10/31/2025	375,250	348,670
Tempo Acquisition LLC FRS BTL-B 3.74% (1 ML +2.75%) due 05/01/2024	147,722	130,733
		479,403
Security Description	Principal Amount(6)	Value (Note 2)
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 3.49% (1 ML +2.50%) due 04/04/2024	$394,410	$371,403
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 3.50% (3 ML +1.75%) due 02/04/2027	100,000	93,625
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 4.46% (3 ML +3.00%) due 11/07/2025	2,642	2,273
Berlin Packaging LLC FRS 1st Lien 4.59% (1 ML +3.00%) due 11/07/2025	194,351	167,239
		169,512
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-W 2.86% (1 ML +2.00%) due 10/01/2022	175,000	166,425
Berry Global, Inc. FRS BTL-Y 2.86% (1 ML +2.00%) due 07/01/2026	198,500	185,201
Flex Acquisition Co, Inc. FRS BTL 4.58% (1 ML +3.00%) due 12/29/2023	259,745	227,277
Flex Acquisition Co, Inc. FRS BTL 4.91% (3 ML +3.00%) due 12/29/2023	9,750	8,531
Reynolds Group Holdings, Inc. FRS BTL 3.74% (1 ML +2.75%) due 02/05/2023	196,945	185,866
		773,300
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL 5.32% (3 ML +4.25%) due 10/01/2026	359,100	324,986
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 4.96% (1 ML +4.00%) due 02/06/2026	265,000	239,825

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Data Processing/Management (continued)
Evertec Group LLC FRS BTL-B 4.49% (1 ML +3.50%) due 11/27/2024	$332,375	$279,195
		519,020
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 3.25% (1 ML +2.25%) due 11/21/2024	73,472	69,064
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 5.70% (3 ML +4.25%) due 12/17/2026	144,638	123,303
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.99% (1 ML +2.00%) due 01/15/2027	268,650	240,442
HD Supply, Inc. FRS BTL-B5 2.74% (1 ML +1.75%) due 10/17/2023	194,502	180,692
Resideo Funding, Inc. FRS BTL 3.71% (3 ML +2.25%) due 10/24/2025	296,250	266,625
Univar Solutions USA, Inc. FRS BTL-B5 3.45% (3 ML +2.00%) due 07/01/2026	99,750	89,775
		777,534
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.99% (1 ML +2.00%) due 05/29/2025	238,390	222,895
Electronics-Military — 0.0%
AI Convoy Luxembourg SARL FRS BTL-B 5.34% (3 ML +3.50%) due 01/18/2027	100,000	92,500
Enterprise Software/Service — 0.1%
MA FinanceCo. LLC FRS BTL-B 3.49% (1 ML +2.50%) due 06/21/2024	24,851	22,200
Security Description	Principal Amount(6)	Value (Note 2)
Enterprise Software/Service (continued)
Seattle SpinCo, Inc. FRS BTL-B3 3.49% (1 ML +2.50%) due 06/21/2024	$167,821	$149,920
Ultimate Software Group, Inc. FRS 1st Lien 4.74% (1 ML +3.75%) due 05/04/2026	99,500	92,784
Dcert Buyer, Inc. FRS BTL-B 4.99% (1 ML +4.00%) due 10/16/2026	205,000	181,767
		446,671
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.99% (1 ML +3.00%) due 06/15/2025	296,231	238,960
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC BTL coupon TBD due 04/09/2027	310,000	260,400
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL 3.24% (1 ML +2.25%) due 08/03/2025	79,781	73,798
Hostess Brands LLC FRS BTL 4.01%-4.03% (3 ML +2.25%) due 08/03/2025	215,711	199,533
		273,331
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 4.30% (1 ML +3.50%) due 10/01/2025	148,125	135,720
Aramark Services, Inc. FRS BTL-B1 2.74% (1 ML +1.75%) due 03/11/2025	375,000	346,875
		482,595
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 3.24% (1 ML +2.25%) due 01/29/2027	110,000	104,225
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 2.82% (3 ML +1.75%) due 06/27/2023	344,629	319,357

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(7)(8)(9) (continued)
Food-Wholesale/Distribution (continued)
US Foods, Inc. FRS BTL-B 3.07% (3 ML +2.00%) due 09/13/2026		$169,150	$155,054
			474,411
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 2.99% (1 ML +2.00%) due 10/07/2024		408,480	330,869
Golden Entertainment, Inc. FRS 1st Lien 3.96% (1 ML +3.00%) due 10/21/2024		97,229	72,922
			403,791
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 4.74% (1 ML +3.75%) due 08/13/2026		302,713	255,792
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 2.70% (1 ML +1.75%) due 06/22/2026		136,839	126,805
Industrial Gases — 0.1%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	100,000	97,698
Messer Industries USA, Inc. FRS BTL 3.95% (3 ML +2.50%) due 03/02/2026		217,800	193,298
			290,996
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.64% (2 ML +3.00%) due 04/25/2025		12,298	11,425
HUB International, Ltd. FRS BTL-B 4.80% (3 ML +3.00%) due 04/25/2025		258,597	240,847
USI, Inc. FRS BTL 3.99% (1 ML +3.00%) due 05/16/2024		271,519	244,028
			496,300
Security Description	Principal Amount(6)		Value (Note 2)
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B4 3.99% (1 ML +3.00%) due 08/04/2022		$163,629	$149,720
Asurion LLC FRS 2nd Lien 7.49% (1 ML +6.50%) due 08/04/2025		300,000	276,000
Sedgwick Claims Management Services, Inc. FRS BTL 4.24% (1 ML +3.25%) due 12/31/2025		528,313	460,513
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.99% (1 ML +4.00%) due 09/03/2026		198,500	178,319
			1,064,552
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL 4.24% (1 ML +3.25%) due 02/15/2027		128,346	110,378
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 4.49% (1 ML +3.50%) due 08/05/2024		140,099	110,444
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.99% (1 ML +3.00%) due 08/01/2025		99,246	93,291
Machinery-General Industrial — 0.0%
Altra Industrial Motion Corp. FRS BTL-B 2.99% (1 ML +2.00%) due 10/01/2025		216,478	194,830
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 5.74% (1 ML +4.75%) due 09/30/2026		399,000	363,755
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 4.74% (1 ML +3.75%) due 10/10/2025		681,375	344,094
LGC Group Holdings, Ltd. FRS BTL-B coupon TBD due 01/22/2027	EUR	100,000	93,431

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Medical Labs & Testing Services (continued)
Quintiles IMS, Inc. FRS BTL-B 2.74% (1 ML +1.75%) due 03/07/2024	$200,000	$183,500
Syneos Health, Inc. FRS BTL-B 2.74% (1 ML +1.75%) due 08/01/2024	195,470	187,652
		808,677
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 4.63% (1 ML +3.00%) due 01/04/2026	123,750	118,181
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.36% (1 ML +2.75%) due 11/27/2025	731,000	690,795
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.25% (1 ML +4.25%) due 04/29/2024	172,342	152,235
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML +3.25%) due 09/02/2024	339,773	264,004
Universal Health Services, Inc. FRS BTL-B 2.74% (1 ML +1.75%) due 10/31/2025	548,063	520,659
		784,663
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.06% (1 ML +3.25%) due 12/11/2024	244,936	194,724
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	750,000	662,812
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.49%-3.50% (1 ML +2.50%) due 03/01/2024	77,581	70,340
Security Description	Principal Amount(6)		Value (Note 2)
Pipelines — 0.1%
BCP Raptor II LLC FRS BTL 5.74% (1 ML +4.75%) due 11/03/2025		$332,488	$171,231
BCP Renaissance Parent LLC FRS BTL-B 4.95% (3 ML +3.50%) due 10/31/2024		172,368	93,366
Lower Cadence Holdings LLC FRS BTL-B 4.99% (1 ML +4.00%) due 05/22/2026		99,250	60,212
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024		147,733	81,253
Traverse Midstream Partners LLC FRS BTL 5.00% (1 ML +4.00%) due 09/27/2024		98,500	54,832
			460,894
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL 4.02% (1 ML +2.50%) due 07/01/2026		87,245	75,685
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B 3.50% (3 ME +3.50%) due 10/21/2022	EUR	340,000	353,237
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.24% (1 ML +2.25%) due 10/15/2025		222,188	166,517
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 2.67% (1 ML +1.75%) due 12/20/2024		150,000	136,500
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS 2.74% (1 ML +1.75%) due 10/31/2025		1,369,150	1,256,195

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 3.74% (1 ML +2.75%) due 09/27/2024	$207,950	$175,718
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 3.49% (1 ML +2.50%) due 08/18/2023	124,363	112,549
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 3.24% (1 ML +2.25%) due 01/02/2025	270,854	243,227
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.52% (1 ML +5.00%) due 04/16/2026	198,500	156,567
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75%-3.95% (3 ML +2.75%) due 02/05/2025	290,553	223,726
Restaurant Brands International BTL-B 2.74% (1 ML +1.75%) due 11/19/2026	272,299	250,515
		474,241
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 6.07% (3 ML +5.00%) due 09/25/2024	728,788	612,182
Security Services — 0.0%
Allied Universal Holdco LLC FRS BTL-B 5.24% (1 ML +4.25%) due 07/10/2026	132,244	120,673
Garda World Security Corp. FRS BTL-B 6.39% (3 ML +4.75%) due 10/30/2026	68,707	64,584
		185,257
Security Description	Principal Amount(6)	Value (Note 2)
Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. FRS BTL-B 3.00% (1 ML +2.00%) due 11/17/2025	$402,317	$384,213
Entegris, Inc. FRS BTL-B 2.99% (1 ML +2.00%) due 11/06/2025	518,438	471,778
		855,991
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024	172,796	152,924
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 3.24% (1 ML +2.25%) due 03/15/2027	169,575	154,419
Television — 0.2%
Gray Television, Inc. FRS BTL-C 3.49% (1 ML +2.50%) due 01/02/2026	556,516	528,690
Ion Media Networks, Inc. FRS BTL-B1 4.00% (1 ML +3.00%) due 12/18/2024	405,795	363,187
Mission Broadcasting, Inc. FRS BTL-B3 3.83% (1 ML +2.25%) due 01/17/2024	16,894	15,627
		907,504
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.32% (3 ML +2.25%) due 02/28/2025	612,471	396,881
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 4.62% (1 ML +4.00%) due 08/01/2025	249,168	217,399
Veterinary Products — 0.0%
Elanco Animal Health, Inc. FRS BTL-B coupon TBD due 02/04/2027	245,000	232,138

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Security Description	Shares/ Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Web Hosting/Design — 0.1%
Go Daddy Operating Co. LLC FRS BTL-B 2.74% (1 ML +1.75%) due 02/15/2024	$111,470	$105,450
Web.com Group, Inc. FRS BTL 4.95% (3 ML +3.75%) due 10/10/2025	358,927	293,871
		399,321
Total Loans (cost $33,639,751)		29,226,805
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	141
Television — 0.0%
ION Media Networks, Inc.†(10)(11)	233	49,867
Total Common Stocks (cost $2)		50,008
TOTAL INVESTMENTS (cost $713,095,720)(13)	116.1%	690,525,669
Liabilities in excess of other assets	(16.1)	(95,870,371)
NET ASSETS	100.0%	$594,655,298

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2020, the aggregate value of these securities was $59,534,515 representing 10.0% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Loan Obligation

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2020.

(6)  Denominated in United States dollars unless otherwise indicated.

(7)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  Securities classified as Level 3 (see Note 2).

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$49,867	$214.02	0.01%

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2020 and unless otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
27	Long	Euro-BTP Futures	June 2020	$4,080,589	$4,210,947	$130,358
131	Long	U.S. Treasury 2 Year Notes	June 2020	28,808,787	28,870,149	61,362
344	Long	U.S. Treasury 10 Year Notes	June 2020	47,130,098	47,708,500	578,402
21	Long	U.S. Treasury 10 Year Ultra Notes	June 2020	3,096,890	3,276,656	179,766
						$949,888
						Unrealized (Depreciation)
64	Short	U.S. Treasury 5 Year Notes	June 2020	$7,987,938	$8,023,000	$(35,062)
50	Short	U.S. Treasury Ultra Bonds	June 2020	10,417,827	11,093,750	(675,923)
						$(710,985)
Net Unrealized Appreciation (Depreciation)						$238,903

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

BTP — Buoni del Tesoro Poliennali

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	33,303,000	USD	23,073,086	04/30/2020	$—	$(599,979)
	EUR	26,000	USD	28,560	04/30/2020	—	(146)
	USD	699,914	CAD	1,010,000	04/30/2020	18,033	—
	USD	7,508,083	EUR	6,835,000	04/30/2020	38,282	—
						56,315	(600,125)
BNP Paribas SA	EUR	1,223,000	USD	1,320,173	04/30/2020	—	(30,113)
	JPY	2,270,462,000	USD	20,590,137	04/30/2020	—	(552,355)
	USD	1,528,433	GBP	1,232,000	04/30/2020	2,757	—
						2,757	(582,468)
Goldman Sachs International	GBP	1,233,000	USD	1,450,586	04/30/2020	—	(81,846)
JPMorgan Chase Bank	AUD	4,446,170	USD	2,570,286	04/30/2020	—	(164,978)
Morgan Stanley & Co., Inc.	EUR	106,522,519	USD	114,604,915	04/30/2020	—	(3,004,132)
	GBP	47,273,000	USD	55,830,595	04/30/2020	—	(2,922,586)
	JPY	756,821,000	USD	6,862,100	04/30/2020	—	(185,400)
	NZD	8,235,000	USD	4,789,394	04/30/2020	—	(123,314)
	USD	722,324	JPY	77,900,000	04/30/2020	3,079	—
						3,079	(6,235,432)
Toronto Dominion Bank	CAD	1,030,000	USD	723,859	04/30/2020	—	(8,305)
Net Unrealized Appreciation (Depreciation)						$62,151	$(7,673,154)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$222,946,372	$—	$222,946,372
U.S. Government Agencies	—	83,117,879	—	83,117,879
U.S. Government Treasuries	—	326,321,300	—	326,321,300
Asset Backed Securities	—	25,539,183	—	25,539,183
Foreign Corporate Bonds & Notes	—	3,324,122	—	3,324,122
Loans	—	29,226,805	—	29,226,805
Common Stocks:
Printing-Commercial	141	—	—	141
Television	—	—	49,867	49,867
Total Investments at Value	$141	$690,475,661	$49,867	$690,525,669
Other Financial Instruments:†
Futures Contracts	$949,888	$—	$—	$949,888
Forward Foreign Currency Contracts	—	62,151	—	62,151
	$949,888	$62,151	$—	$1,012,039
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$710,985	$—	$—	$710,985
Forward Foreign Currency Contracts	—	7,673,154	—	7,673,154
Total Other Financial Instruments	$710,985	$7,673,154	$—	$8,384,139

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Diversified Banking Institutions	10.5%
Electric-Integrated	6.3
Repurchase Agreements	5.0
Medical-Drugs	4.9
Telephone-Integrated	4.5
Chemicals-Diversified	4.5
Medical-HMO	4.2
Medical Products	4.1
Gold Mining	4.1
Transport-Rail	4.0
Pharmacy Services	3.9
Retail-Building Products	3.8
Tobacco	3.5
Telecom Equipment-Fiber Optics	3.5
Semiconductor Components-Integrated Circuits	3.1
Instruments-Controls	2.9
Insurance-Multi-line	2.8
Aerospace/Defense-Equipment	2.8
Computer Software	2.5
Food-Meat Products	2.5
Banks-Super Regional	2.4
Metal-Copper	2.3
Semiconductor Equipment	2.3
Oil-Field Services	1.9
Pipelines	1.9
Oil Companies-Integrated	1.5
Retail-Catalog Shopping	1.5
Oil Refining & Marketing	1.3
Insurance-Life/Health	1.1
Machinery-Construction & Mining	0.9
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.5%
Aerospace/Defense-Equipment — 2.8%
Raytheon Technologies Corp.	60,000	$5,659,800
Banks-Super Regional — 2.4%
Wells Fargo & Co.	172,900	4,962,230
Chemicals-Diversified — 4.5%
FMC Corp.	112,500	9,190,125
Computer Software — 2.5%
Teradata Corp.†	251,100	5,145,039
Diversified Banking Institutions — 10.5%
Bank of America Corp.	250,000	5,307,500
Citigroup, Inc.	135,100	5,690,412
JPMorgan Chase & Co.	62,500	5,626,875
Morgan Stanley	145,000	4,930,000
		21,554,787
Electric-Integrated — 6.3%
AES Corp.	450,000	6,120,000
NextEra Energy, Inc.	28,500	6,857,670
		12,977,670
Food-Meat Products — 2.5%
Tyson Foods, Inc., Class A	88,557	5,124,794
Gold Mining — 4.1%
Barrick Gold Corp.	454,600	8,328,272
Instruments-Controls — 2.9%
Honeywell International, Inc.	44,100	5,900,139
Insurance-Life/Health — 1.1%
Unum Group	147,700	2,216,977
Insurance-Multi-line — 2.8%
MetLife, Inc.	187,600	5,734,932
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	16,025	1,859,541
Medical Products — 4.1%
Baxter International, Inc.	102,800	8,346,332
Medical-Drugs — 4.9%
Bristol-Myers Squibb Co.	180,000	10,033,200
Medical-HMO — 4.2%
Humana, Inc.	27,500	8,635,550
Metal-Copper — 2.3%
Freeport-McMoRan, Inc.	689,200	4,652,100
Oil Companies-Integrated — 1.5%
Chevron Corp.	42,500	3,079,550
Oil Refining & Marketing — 1.3%
Marathon Petroleum Corp.	117,300	2,770,626
Oil-Field Services — 1.9%
Halliburton Co.	225,000	1,541,250
TechnipFMC PLC	355,200	2,394,048
		3,935,298
Pharmacy Services — 3.9%
Cigna Corp.	45,000	7,973,100
Pipelines — 1.9%
Williams Cos., Inc.	275,000	3,891,250
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 3.8%
Lowe's Cos., Inc.	90,000	$7,744,500
Retail-Catalog Shopping — 1.5%
Qurate Retail, Inc.†	498,600	3,043,953
Semiconductor Components-Integrated Circuits — 3.1%
QUALCOMM, Inc.	94,900	6,419,985
Semiconductor Equipment — 2.3%
Applied Materials, Inc.	101,200	4,636,984
Telecom Equipment-Fiber Optics — 3.5%
Corning, Inc.	346,900	7,125,326
Telephone-Integrated — 4.5%
Verizon Communications, Inc.	171,500	9,214,695
Tobacco — 3.5%
Philip Morris International, Inc.	100,000	7,296,000
Transport-Rail — 4.0%
CSX Corp.	78,000	4,469,400
Union Pacific Corp.	27,100	3,822,184
		8,291,584
Total Long-Term Investment Securities (cost $208,504,098)		195,744,339
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 03/31/2020, to be repurchased 04/01/2020 in the amount of $10,289,000 and collateralized by $10,085,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $10,495,096 (cost $10,289,000)	$10,289,000	10,289,000
TOTAL INVESTMENTS (cost $218,793,098)(1)	100.5%	206,033,339
Liabilities in excess of other assets	(0.5)	(957,866)
NET ASSETS	100.0%	$205,075,473

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$195,744,339	$—	$—	$195,744,339
Repurchase Agreements	—	10,289,000	—	10,289,000
Total Investments at Value	$195,744,339	$10,289,000	$—	$206,033,339

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	56.7%
Domestic Fixed Income Investment Companies	22.8
International Equity Investment Companies	20.6
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 56.7%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,105,271	$13,550,624
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,056,248	12,463,727
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	154,091	2,383,790
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	216,109	2,433,382
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	240,611	2,165,501
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	141,110	2,812,327
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	184,281	8,226,318
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	145,484	1,577,042
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	89,044	1,117,504
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	141,323	1,817,414
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	160,615	1,100,212
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	286,610	4,107,122
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	323,210	8,836,570
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	147,742	2,456,946
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	227,895	3,644,038
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	665,153	13,941,599
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	307,364	4,155,565
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	450,988	6,836,984
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	400,152	4,653,763
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	203,812	1,701,828
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	385,034	6,907,510
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	247,935	2,047,943
Total Domestic Equity Investment Companies (cost $131,910,516)		108,937,709
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 22.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	406,107	$6,493,651
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	953,736	11,435,291
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	363,553	3,526,465
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	54,288	578,711
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	186,176	2,358,846
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	492,725	5,503,736
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	378,143	4,038,563
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	850,089	7,820,819
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	442,515	2,146,199
Total Domestic Fixed Income Investment Companies (cost $43,373,486)		43,902,281
International Equity Investment Companies — 20.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,809,410	12,376,362
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	217,458	2,485,543
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	398,290	5,516,311
SunAmerica Series Trust SA International Index Portfolio, Class 1	539,492	4,882,407
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	384,219	2,505,107
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	953,048	7,795,935
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	548,635	4,065,388
Total International Equity Investment Companies (cost $48,876,120)		39,627,053
TOTAL INVESTMENTS (cost $224,160,122)(2)	100.1%	192,467,043
Liabilities in excess of other assets	(0.1)	(133,298)
NET ASSETS	100.0%	$192,333,745

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$192,467,043	$—	$—	$192,467,043

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	46.8%
Domestic Fixed Income Investment Companies	37.5
International Equity Investment Companies	15.8
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 46.8%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,915,500	$23,484,029
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,828,745	21,579,185
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	264,657	4,094,245
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	346,778	3,904,722
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	380,804	3,427,236
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	257,455	5,131,076
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	317,516	14,173,927
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	273,965	2,969,780
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	159,277	1,998,926
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	257,939	3,317,095
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	286,715	1,964,000
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	497,583	7,130,360
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	562,910	15,389,962
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	247,807	4,121,025
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	404,893	6,474,233
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,146,264	24,025,703
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	524,899	7,096,640
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	792,499	12,014,289
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	694,545	8,077,560
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	347,884	2,904,831
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	676,047	12,128,276
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	426,260	3,520,909
Total Domestic Equity Investment Companies (cost $223,421,568)		188,928,009
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 37.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,440,962	$23,040,988
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,306,441	39,644,232
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,239,924	12,027,260
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	170,292	1,815,314
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	662,564	8,394,687
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,601,144	17,884,776
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,254,977	13,403,157
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,033,720	27,910,224
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,426,518	6,918,611
Total Domestic Fixed Income Investment Companies (cost $146,990,322)		151,039,249
International Equity Investment Companies — 15.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,865,622	19,600,852
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	340,164	3,888,071
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	681,479	9,438,489
SunAmerica Series Trust SA International Index Portfolio, Class 1	880,949	7,972,588
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	594,492	3,876,087
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,548,352	12,665,515
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	841,331	6,234,264
Total International Equity Investment Companies (cost $77,465,471)		63,675,866
TOTAL INVESTMENTS (cost $447,877,361)(2)	100.1%	403,643,124
Liabilities in excess of other assets	(0.1)	(219,070)
NET ASSETS	100.0%	$403,424,054

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$403,643,124	$—	$—	$403,643,124

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	47.4%
Domestic Equity Investment Companies	40.8
International Equity Investment Companies	11.9
100.1%

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 40.8%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,056,729	$12,955,494
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,050,738	12,398,703
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	150,355	2,325,998
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	183,102	2,061,730
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	207,302	1,865,717
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	145,342	2,896,664
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	177,522	7,924,591
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	148,100	1,605,408
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	65,342	820,043
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	147,943	1,902,543
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	136,701	936,404
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	270,583	3,877,457
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	320,400	8,759,745
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	135,199	2,248,358
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	220,918	3,532,474
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	632,158	13,250,030
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	297,073	4,016,430
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	431,906	6,547,688
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	376,695	4,380,964
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	209,874	1,752,448
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	366,575	6,576,349
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	260,342	2,150,426
Total Domestic Equity Investment Companies (cost $123,616,266)		104,785,664
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 47.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,150,382	$18,394,606
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,682,978	32,168,909
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,005,725	9,755,531
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	142,846	1,522,742
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	534,608	6,773,485
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,280,144	14,299,213
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,019,704	10,890,441
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,412,375	22,193,848
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,189,156	5,767,406
Total Domestic Fixed Income Investment Companies (cost $118,664,767)		121,766,181
International Equity Investment Companies — 11.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,318,278	9,017,023
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	184,220	2,105,631
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	348,103	4,821,229
SunAmerica Series Trust SA International Index Portfolio, Class 1	325,635	2,947,000
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	301,804	1,967,761
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	728,461	5,958,808
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	485,180	3,595,181
Total International Equity Investment Companies (cost $37,640,266)		30,412,633
TOTAL INVESTMENTS (cost $279,921,299)(2)	100.1%	256,964,478
Liabilities in excess of other assets	(0.1)	(159,224)
NET ASSETS	100.0%	$256,805,254

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$256,964,478	$—	$—	$256,964,478

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2020 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	61.9%
Domestic Equity Investment Companies	29.8
International Equity Investment Companies	8.4
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 29.8%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	620,285	$7,604,689
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	585,226	6,905,663
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	95,399	1,475,819
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	117,297	1,320,767
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	108,163	973,468
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	84,481	1,683,711
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	103,207	4,607,150
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	85,213	923,704
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	41,632	522,485
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	102,949	1,323,920
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	79,427	544,078
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	159,415	2,284,422
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	187,500	5,126,258
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	81,399	1,353,664
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	130,243	2,082,580
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	367,573	7,704,336
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	166,116	2,245,884
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	259,336	3,931,534
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	224,205	2,607,504
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	121,719	1,016,353
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	219,199	3,932,434
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	164,172	1,356,061
Total Domestic Equity Investment Companies (cost $72,639,441)		61,526,484
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 61.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,195,548	$19,116,812
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,794,130	33,501,622
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,065,807	10,338,325
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	181,034	1,929,826
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	578,261	7,326,561
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,332,670	14,885,922
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,071,699	11,445,748
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,517,407	23,160,147
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,231,758	5,974,025
Total Domestic Fixed Income Investment Companies (cost $124,768,913)		127,678,988
International Equity Investment Companies — 8.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	641,663	4,388,977
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	106,380	1,215,921
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	257,471	3,565,974
SunAmerica Series Trust SA International Index Portfolio, Class 1	114,059	1,032,237
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	145,723	950,114
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	468,936	3,835,900
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	299,721	2,220,933
Total International Equity Investment Companies (cost $21,127,816)		17,210,056
TOTAL INVESTMENTS (cost $218,536,170)(2)	100.1%	206,415,528
Liabilities in excess of other assets	(0.1)	(136,015)
NET ASSETS	100.0%	$206,279,513

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2020 (continued)

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$206,415,528	$—	$—	$206,415,528

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$41,233,141	$74,386,468	$55,786,952	$48,217,797	$141,860,733
Investments at value (affiliated)*		—	—	—	—
Repurchase agreements (cost approximates value)	735,000	850,000	1,965,000	1,800,000	—
Cash	254,108	347,804	73,221	35,091	9,689,827
Foreign cash*	1,795	2,192	1,166	417	38,296
Cash collateral for futures contracts	31,129	66,881	254	260	—
Cash collateral for centrally cleared swap contracts	74,413	193,172	229,829	173,156	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	2,387	—	—	1,894,749
Dividends and interest	63,627	169,440	172,059	175,711	513,836
Investments sold	3,619,521	9,387,289	8,136,175	7,784,968	97,011
Investments sold on an extended settlement basis	—	—	—	—	8,788
Receipts on swap contracts	1,284	3,421	4,303	296	12,664
Prepaid expenses and other assets	5,200	5,816	4,369	4,272	5,204
Due from investment adviser for expense reimbursements/fee waivers	2,425	2,968	1,687	1,022	19,242
Variation margin on futures contracts	891	17,812	11,124	11,796	128,791
Unrealized appreciation on forward foreign currency contracts	20,347	53,381	61,367	59,631	68,617
Swap premiums paid	—	—	—	478	—
Unrealized appreciation on swap contracts	—	—	—	—	1,348,288
Total assets	46,042,881	85,489,031	66,447,506	58,264,895	155,686,046
LIABILITIES:
Payable for:
Fund shares redeemed	36,272	43,340	75,687	51,346	93,633
Investments purchased	6,520,424	18,166,068	18,935,160	20,271,398	53,950
Investments purchased on an extended settlement basis	—	—	—	—	1,087,889
Payments on swap contracts	1,003	2,623	3,518	2,711	60,587
Investment advisory and management fees	30,834	50,450	34,163	26,219	109,038
Service fees — Class 2	1,849	4,498	3,362	2,841	5,357
Service fees — Class 3	3,859	5,677	3,461	2,821	20,556
Transfer agent fees and expenses	152	152	152	187	769
Trustees' fees and expenses	35	59	50	42	110
Other accrued expenses	208,163	233,665	194,246	193,760	343,251
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	10,309	4,699	10,656	3,906	38,639
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	92,443
Unrealized depreciation on forward foreign currency contracts	4,686	12,478	14,082	13,662	153,031
Swap premiums received	2,697	7,054	8,195	—	—
Unrealized depreciation on swap contracts	65,911	172,585	205,643	161,093	1,815,958
Total liabilities	6,886,194	18,703,348	19,488,375	20,729,986	3,875,211
NET ASSETS	$39,156,687	$66,785,683	$46,959,131	$37,534,909	$151,810,835
* Cost
Investments (unaffiliated)	$42,814,858	$75,720,342	$55,755,450	$47,642,433	$150,440,264
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,776	$2,191	$1,148	$427	$38,086

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$34,255,378	$60,003,768	$41,646,841	$34,249,077	$159,843,108
Total accumulated earnings (loss)	4,901,309	6,781,915	5,312,290	3,285,832	(8,032,273)
NET ASSETS	$39,156,687	$66,785,683	$46,959,131	$37,534,909	$151,810,835
Class 1 (unlimited shares authorized):
Net assets	$7,782,985	$7,538,826	$6,646,132	$4,271,162	$12,256,583
Shares of beneficial interest issued and outstanding	558,099	675,005	617,325	388,004	1,231,982
Net asset value, offering and redemption price per share	$13.95	$11.17	$10.77	$11.01	$9.95
Class 2 (unlimited shares authorized):
Net assets	$13,933,540	$33,790,466	$25,142,017	$21,120,460	$42,496,836
Shares of beneficial interest issued and outstanding	999,579	3,029,940	2,337,955	1,920,772	4,270,349
Net asset value, offering and redemption price per share	$13.94	$11.15	$10.75	$11.00	$9.95
Class 3 (unlimited shares authorized):
Net assets	$17,440,162	$25,456,391	$15,170,982	$12,143,287	$97,057,416
Shares of beneficial interest issued and outstanding	1,253,774	2,284,856	1,409,887	1,104,148	9,788,567
Net asset value, offering and redemption price per share	$13.91	$11.14	$10.76	$11.00	$9.92

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$369,488,926	$430,141,149	$577,030,371	$181,583,494	$167,804,527
Investments at value (affiliated)*	—	—	442,369	—	—
Repurchase agreements (cost approximates value)	—	—	3,045,000	1,230,000	2,876,000
Cash	—	303,290	5,964,592	114,388	—
Foreign cash*	—	10,980	2	1	2,445
Cash collateral for futures contracts	—	—	2,425	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	44,394	203,121	409,555	46,162	496,787
Dividends and interest	91,963	168,856	1,122,315	63,339	454,434
Investments sold	4,751,303	2,400,836	1,469,608	1,388,072	1,549,165
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,642	6,833	8,347	5,510	4,971
Due from investment adviser for expense reimbursements/fee waivers	—	27,311	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	21,598	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	374,382,228	433,262,376	589,516,182	184,430,966	173,188,329
LIABILITIES:
Payable for:
Fund shares redeemed	1,998,646	2,114,312	2,519,877	651,653	730,386
Investments purchased	7,910,779	2,473,675	2,960,445	1,487,422	3,196,365
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	254,638	286,456	379,820	135,157	128,703
Service fees — Class 2	4,363	3,471	2,364	2,330	2,049
Service fees — Class 3	5,888	3,016	2,053	2,429	2,153
Transfer agent fees and expenses	665	416	382	520	520
Trustees' fees and expenses	241	337	490	129	109
Other accrued expenses	194,616	227,786	298,088	211,060	235,980
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	4,150	8,300	3,120	6,240
Due to custodian	—	—	—	—	566
Due to broker	—	2,439	—	7	13
Unrealized depreciation on forward foreign currency contracts	—	—	259,797	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	10,369,836	5,116,058	6,431,616	2,493,827	4,303,084
NET ASSETS	$364,012,392	$428,146,318	$583,084,566	$181,937,139	$168,885,245
* Cost
Investments (unaffiliated)	$310,600,161	$385,130,225	$660,350,993	$170,406,747	$208,220,273
Investments (affiliated)	$—	$—	$1,007,925	$—	$—
Foreign cash	$—	$10,644	$2	$1	$2,428

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$264,917,240	$317,220,159	$622,984,701	$143,749,660	$202,834,852
Total accumulated earnings (loss)	99,095,152	110,926,159	(39,900,135)	38,187,479	(33,949,607)
NET ASSETS	$364,012,392	$428,146,318	$583,084,566	$181,937,139	$168,885,245
Class 1 (unlimited shares authorized):
Net assets	$301,338,680	$388,578,890	$556,173,484	$153,668,456	$144,314,420
Shares of beneficial interest issued and outstanding	15,132,378	31,697,660	47,139,548	9,942,968	12,818,686
Net asset value, offering and redemption price per share	$19.91	$12.26	$11.80	$15.45	$11.26
Class 2 (unlimited shares authorized):
Net assets	$34,893,254	$25,850,703	$17,581,134	$17,335,210	$14,916,653
Shares of beneficial interest issued and outstanding	1,830,523	2,166,388	1,491,567	1,190,124	1,328,928
Net asset value, offering and redemption price per share	$19.06	$11.93	$11.79	$14.57	$11.22
Class 3 (unlimited shares authorized):
Net assets	$27,780,458	$13,716,725	$9,329,948	$10,933,473	$9,654,172
Shares of beneficial interest issued and outstanding	1,497,806	1,164,996	791,583	777,159	861,781
Net asset value, offering and redemption price per share	$18.55	$11.77	$11.79	$14.07	$11.20

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$158,272,284	$286,699,813	$1,067,413,608	$690,525,669	$195,744,339
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	487,000	—	20,530,000	—	10,289,000
Cash	1,558,182	545,407	79,577	13,363,775	—
Foreign cash*	—	247,206	198,724	107,501	—
Cash collateral for futures contracts	221,344	10	—	3,323	—
Cash collateral for centrally cleared swap contracts	—	—	5,664,625	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	518,433	443,116	174,104	53,682	266,884
Dividends and interest	209,731	2,723,910	5,258,753	1,483,129	282,823
Investments sold	517,266	1,149,558	95,103,825	56,242	—
Investments sold on an extended settlement basis	—	—	—	44,764,979	—
Receipts on swap contracts	—	—	147,332	—	—
Prepaid expenses and other assets	12,657	5,932	9,875	7,003	14,503
Due from investment adviser for expense reimbursements/fee waivers	—	9,823	—	27,728	58,674
Variation margin on futures contracts	—	—	64,160	165,500	—
Unrealized appreciation on forward foreign currency contracts	—	—	771,070	62,151	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	161,796,897	291,824,775	1,195,415,653	750,620,682	206,656,223
LIABILITIES:
Payable for:
Fund shares redeemed	500,640	1,296,699	5,083,785	40,502,616	1,154,894
Investments purchased	588,784	949,425	286,370,447	—	92,968
Investments purchased on an extended settlement basis	—	—	—	106,951,868	—
Payments on swap contracts	—	—	408,765	—	—
Investment advisory and management fees	123,598	231,582	497,353	326,179	177,823
Service fees — Class 2	1,387	1,773	2,519	—	1,271
Service fees — Class 3	1,521	2,148	2,532	79,631	1,444
Transfer agent fees and expenses	382	486	451	555	243
Trustees' fees and expenses	293	298	1,024	629	258
Other accrued expenses	219,121	585,915	555,015	346,674	151,849
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	7,140	9,360	14,594	84,078	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	17,593	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	13,511	7,673,154	—
Swap premiums received	—	—	100,307	—	—
Unrealized depreciation on swap contracts	—	—	5,116,502	—	—
Total liabilities	1,442,866	3,077,686	298,184,398	155,965,384	1,580,750
NET ASSETS	$160,354,031	$288,747,089	$897,231,255	$594,655,298	$205,075,473
* Cost
Investments (unaffiliated)	$199,347,206	$319,119,851	$1,035,221,441	$713,095,720	$208,504,098
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$245,414	$199,034	$109,304	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$173,736,219	$315,589,930	$843,825,364	$609,748,138	$194,766,459
Total accumulated earnings (loss)	(13,382,188)	(26,842,841)	53,405,891	(15,092,840)	10,309,014
NET ASSETS	$160,354,031	$288,747,089	$897,231,255	$594,655,298	$205,075,473
Class 1 (unlimited shares authorized):
Net assets	$143,175,753	$265,248,555	$866,019,405	$259,205,282	$188,851,290
Shares of beneficial interest issued and outstanding	15,911,562	38,765,770	72,214,802	26,743,042	13,339,853
Net asset value, offering and redemption price per share	$9.00	$6.84	$11.99	$9.69	$14.16
Class 2 (unlimited shares authorized):
Net assets	$10,272,949	$13,398,109	$19,441,609	$—	$9,511,605
Shares of beneficial interest issued and outstanding	1,176,887	1,953,166	1,622,119	—	670,294
Net asset value, offering and redemption price per share	$8.73	$6.86	$11.99	$—	$14.19
Class 3 (unlimited shares authorized):
Net assets	$6,905,329	$10,100,425	$11,770,241	$335,450,016	$6,712,578
Shares of beneficial interest issued and outstanding	807,080	1,477,125	987,003	34,895,580	472,873
Net asset value, offering and redemption price per share	$8.56	$6.84	$11.93	$9.61	$14.20

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	192,467,043	403,643,124	256,964,478	206,415,528
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash Collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	2,901,893	458,823	71,692	286
Dividends and interest	—	—	—	—
Investments sold	350,000	1,684,012	2,358,092	2,790,927
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	4,252	4,718	4,461	4,346
Due from investment adviser for expense reimbursements/fee waivers	1,624	3,513	2,259	1,782
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Total assets	195,724,812	405,794,190	259,400,982	209,212,869
LIABILITIES:
Payable for:
Fund shares redeemed	127	1,242,753	1,729,731	2,041,173
Investments purchased	3,251,732	900,000	700,000	750,000
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	16,233	35,129	22,593	17,820
Service fees — Class 2	—	—	—	—
Service fees — Class 3	40,552	87,747	56,463	44,519
Transfer agent fees and expenses	243	245	278	278
Trustees' fees and expenses	32	335	233	168
Other accrued expenses	82,148	103,927	86,430	79,398
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Total liabilities	3,391,067	2,370,136	2,595,728	2,933,356
NET ASSETS	$192,333,745	$403,424,054	$256,805,254	$206,279,513
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$224,160,122	$447,877,361	$279,921,299	$218,536,170
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2020

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$212,262,747	$430,758,220	$271,313,726	$214,150,140
Total accumulated earnings (loss)	(19,929,002)	(27,334,166)	(14,508,472)	(7,870,627)
NET ASSETS	$192,333,745	$403,424,054	$256,805,254	$206,279,513
Class 1 (unlimited shares authorized):
Net assets	$136,046	$190,431	$90,304	$145,659
Shares of beneficial interest issued and outstanding	11,443	20,970	9,608	15,786
Net asset value, offering and redemption price per share	$11.89	$9.08	$9.40	$9.23
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$192,197,699	$403,233,623	$256,714,950	$206,133,854
Shares of beneficial interest issued and outstanding	16,229,113	44,421,176	27,330,654	22,338,666
Net asset value, offering and redemption price per share	$11.84	$9.08	$9.39	$9.23

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2020

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$232,123	$321,011	$79,842	$32,714	$3,014,059
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	418,542	1,091,031	1,226,395	1,224,356	1,408,954
Total investment income*	650,665	1,412,042	1,306,237	1,257,070	4,423,013
Expenses:
Investment advisory and management fees	423,300	674,329	446,037	335,632	1,452,482
Service Fees:
Class 2	25,708	58,520	44,580	36,173	74,167
Class 3	53,018	78,374	43,795	36,029	267,409
Transfer agent fees and expenses	566	566	566	701	2,927
Custodian and accounting fees	87,516	102,219	80,482	80,879	165,345
Reports to shareholders	6,445	10,726	7,490	5,808	21,447
Audit and tax fees	73,620	73,581	69,369	69,369	78,205
Legal fees	25,066	30,327	27,589	26,786	57,034
Trustees' fees and expenses	1,193	1,980	1,380	1,098	4,317
Interest expense	442	571	236	122	1,401
Other expenses	34,721	35,534	21,231	22,629	30,235
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	731,595	1,066,727	742,755	615,226	2,154,969
Fees waived and expenses reimbursed by investment advisor (Note 3)	(32,065)	(38,328)	(21,564)	(12,711)	(256,320)
Fees paid indirectly (Note 5)	(826)	(1,243)	(53)	(23)	(150)
Net expenses	698,704	1,027,156	721,138	602,492	1,898,499
Net investment income (loss)	(48,039)	384,886	585,099	654,578	2,524,514
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,856,245	8,719,687	5,263,492	2,767,642	808,830
Investments (affiliated)	—	—	—	—	—
Futures contracts	(28,396)	(146,540)	(6,570)	(97,527)	(1,476,225)
Forward contracts	14,942	51,449	58,798	42,482	(103,196)
Swap contracts	(40,909)	(105,190)	(114,095)	(117,862)	69,875
Written options contracts	—	—	—	—	7,327
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,039)	(3,970)	(3,711)	(2,418)	(8,677)
Net realized gain (loss) on investments and foreign currencies	6,799,843	8,515,436	5,197,914	2,592,317	(702,066)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(8,673,694)	(10,467,995)	(3,919,193)	(1,273,704)	(18,887,057)
Investments (affiliated)	—	—	—	—	—
Futures contracts	1,735	(159,589)	(131,044)	(112,998)	99,456
Forward contracts	13,255	31,469	35,774	35,400	(63,883)
Swap contracts	(63,572)	(167,369)	(200,188)	(169,526)	(468,593)
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(217)	(538)	(399)	(611)	(1,807)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	3,962
Net unrealized gain (loss) on investments and foreign currencies	(8,722,493)	(10,764,022)	(4,215,050)	(1,521,439)	(19,317,922)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1,922,650)	(2,248,586)	982,864	1,070,878	(20,019,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,970,689)	$(1,863,700)	$1,567,963	$1,725,456	$(17,495,474)
* Net of foreign withholding taxes on interest and dividends of	$2,197	$4,218	$3,914	$3,408	$90,536
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2020

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$2,811,338	$4,808,493	$18,733,711	$1,665,643	$4,887,411
Dividends (affiliated)	—	—	23,358	—	—
Interest (unaffiliated)	47,369	98,180	60,145	56,409	123,317
Total investment income*	2,858,707	4,906,673	18,817,214	1,722,052	5,010,728
Expenses:
Investment advisory and management fees	3,341,070	3,850,009	5,454,631	1,915,359	1,928,322
Service Fees:
Class 2	59,688	47,667	35,179	33,383	31,980
Class 3	81,479	42,579	31,159	36,126	33,897
Transfer agent fees and expenses	2,548	1,622	1,487	2,027	2,027
Custodian and accounting fees	67,072	81,049	113,036	53,480	69,550
Reports to shareholders	50,599	68,793	88,574	28,298	27,803
Audit and tax fees	52,144	56,230	55,392	56,509	57,773
Legal fees	13,498	38,937	18,023	13,551	14,298
Trustees' fees and expenses	9,970	12,363	18,170	5,626	5,637
Interest expense	—	2,025	3,362	60	476
Other expenses	22,667	36,870	38,880	71,361	73,890
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	3,700,735	4,238,144	5,857,893	2,215,780	2,245,653
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(366,840)	—	—	—
Fees paid indirectly (Note 5)	—	(515)	(1,336)	(590)	—
Net expenses	3,700,735	3,870,789	5,856,557	2,215,190	2,245,653
Net investment income (loss)	(842,028)	1,035,884	12,960,657	(493,138)	2,765,075
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	41,947,389	66,020,492	41,768,604	28,290,771	7,670,313
Investments (affiliated)	—	—	(4,566)	—	—
Futures contracts	—	133,048	22,731	(128,611)	(978,759)
Forward contracts	—	—	834,182	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	5,717	(7,780)	(3,626)	(781)	2,475
Net realized gain (loss) on investments and foreign currencies	41,953,106	66,145,760	42,617,325	28,161,379	6,694,029
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(53,191,646)	(73,470,184)	(140,869,304)	(45,128,250)	(59,271,503)
Investments (affiliated)	—	—	(310,741)	—	—
Futures contracts	—	(10,409)	36,412	36,234	72,468
Forward contracts	—	—	(385,277)	—	—
Swap contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(911)	349	489	78	62
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(53,192,557)	(73,480,244)	(141,528,421)	(45,091,938)	(59,198,973)
Net realized and unrealized gain (loss) on investments and foreign currencies	(11,239,451)	(7,334,484)	(98,911,096)	(16,930,559)	(52,504,944)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,081,479)	$(6,298,600)	$(85,950,439)	$(17,423,697)	$(49,739,869)
* Net of foreign withholding taxes on interest and dividends of	$18,206	$10,114	$178,289	$2,367	$25,020
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2020

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$2,876,608	$10,660,465	$16,237	$78,025	$7,036,571
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	44,583	24,446	30,428,414	18,038,742	10,660
Total investment income*	2,921,191	10,684,911	30,444,651	18,116,767	7,047,231
Expenses:
Investment advisory and management fees	2,070,332	3,424,201	6,051,855	4,047,108	2,800,559
Service Fees:
Class 2	22,106	26,217	29,666	—	19,928
Class 3	24,878	32,324	30,651	951,839	22,337
Transfer agent fees and expenses	1,487	1,892	1,757	2,138	922
Custodian and accounting fees	89,715	317,451	258,369	138,292	52,857
Reports to shareholders	32,456	41,154	116,627	81,640	33,071
Audit and tax fees	57,957	93,717	72,172	70,446	47,678
Legal fees	29,735	16,815	22,557	22,312	13,942
Trustees' fees and expenses	6,309	9,378	24,385	17,492	7,170
Interest expense	260	2,099	478	12,407	188
Other expenses	47,731	59,679	25,231	21,356	19,580
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	2,382,966	4,024,927	6,633,748	5,365,030	3,018,232
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(146,632)	—	(345,192)	(912,376)
Fees paid indirectly (Note 5)	(6,869)	—	—	—	(9,268)
Net expenses	2,376,097	3,878,295	6,633,748	5,019,838	2,096,588
Net investment income (loss)	545,094	6,806,616	23,810,903	13,096,929	4,950,643
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	29,625,751	6,707,002	21,464,918	4,384,658	21,682,806
Investments (affiliated)	—	—	—	—	—
Futures contracts	(724,232)	(232,972)	(5,692,564)	(2,859,018)	—
Forward contracts	—	—	410,667	23,016,141	—
Swap contracts	—	—	(329,705)	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(35,560)	36,231	(24,599)	(152,710)	—
Net realized gain (loss) on investments and foreign currencies	28,865,959	6,510,261	15,828,717	24,389,071	21,682,806
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(80,565,758)	(59,550,244)	23,226,791	(12,556,684)	(68,359,936)
Investments (affiliated)	—	—	—	—	—
Futures contracts	101,732	120,362	(644,249)	1,515,092	—
Forward contracts	—	—	730,903	(9,964,468)	—
Swap contracts	—	—	(5,054,693)	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	25,494	(1,543)	(18,805)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(80,464,026)	(59,404,388)	18,257,209	(21,024,865)	(68,359,936)
Net realized and unrealized gain (loss) on investments and foreign currencies	(51,598,067)	(52,894,127)	34,085,926	3,364,206	(46,677,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,052,973)	$(46,087,511)	$57,896,829	$16,461,135	$(41,726,487)
* Net of foreign withholding taxes on interest and dividends of	$4,704	$1,108,166	$34,044	$(174)	$13,283
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2020

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	2,876,180	7,503,562	5,060,313	4,241,197
Interest (unaffiliated)	—	—	—	—
Total investment income*	2,876,180	7,503,562	5,060,313	4,241,197
Expenses:
Investment advisory and management fees	193,771	462,174	294,744	222,008
Service Fees:
Class 2	—	—	—	—
Class 3	484,041	1,154,125	736,388	554,658
Transfer agent fees and expenses	934	1,048	1,143	1,092
Custodian and accounting fees	16,500	16,500	16,500	16,500
Reports to shareholders	26,732	56,959	35,976	27,568
Audit and tax fees	37,434	37,434	37,434	37,435
Legal fees	11,729	13,673	12,243	11,734
Trustees' fees and expenses	4,768	11,554	7,423	5,573
Interest expense	—	—	—	—
Other expenses	16,023	16,699	15,923	15,700
Total expenses before fee waivers, expense reimbursements and fees paid indirectly	791,932	1,770,166	1,157,774	892,268
Fees waived and expenses reimbursed by investment advisor (Note 3)	(19,377)	(46,218)	(29,474)	(22,201)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	772,555	1,723,948	1,128,300	870,067
Net investment income (loss)	2,103,625	5,779,614	3,932,013	3,371,130
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	1,507,727	3,850,240	2,279,443	1,981,302
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Written options contracts	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	9,204,066	17,109,660	9,441,758	5,027,833
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,711,793	20,959,900	11,721,201	7,009,135
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	(30,680,047)	(48,199,887)	(24,566,625)	(12,345,135)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(30,680,047)	(48,199,887)	(24,566,625)	(12,345,135)
Net realized and unrealized gain (loss) on investments and foreign currencies	(19,968,254)	(27,239,987)	(12,845,424)	(5,336,000)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,864,629)	$(21,460,373)	$(8,913,411)	$(1,964,870)
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(48,039)	$192,130	$384,886	$725,316	$585,099	$892,091
Net realized gain (loss) on investments and foreign currencies	6,799,843	4,588,014	8,515,436	6,198,517	5,197,914	2,444,572
Net unrealized gain (loss) on investments and foreign currencies	(8,722,493)	(1,263,314)	(10,764,022)	(1,807,332)	(4,215,050)	151,728
Net increase (decrease) in net assets resulting from operations	(1,970,689)	3,516,830	(1,863,700)	5,116,501	1,567,963	3,488,391
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(941,075)	(956,510)	(800,262)	(754,889)	(493,642)	(546,115)
Distributable earnings — Class 2	(1,716,598)	(1,799,882)	(3,436,786)	(3,243,043)	(1,801,863)	(1,976,441)
Distributable earnings — Class 3	(2,096,118)	(2,159,048)	(2,698,542)	(2,588,998)	(1,057,524)	(1,102,882)
Total distributions to shareholders	(4,753,791)	(4,915,440)	(6,935,590)	(6,586,930)	(3,353,029)	(3,625,438)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,255,925)	(2,446,803)	(5,163,160)	(5,727,302)	(6,683,359)	(5,072,504)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,980,405)	(3,845,413)	(13,962,450)	(7,197,731)	(8,468,425)	(5,209,551)
NET ASSETS:
Beginning of period	49,137,092	52,982,505	80,748,133	87,945,864	55,427,556	60,637,107
End of period	$39,156,687	$49,137,092	$66,785,683	$80,748,133	$46,959,131	$55,427,556

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$654,578	$893,261	$2,524,514	$2,033,716	$(842,028)	$(32,850)
Net realized gain (loss) on investments and foreign currencies	2,592,317	987,103	(702,066)	5,448,107	41,953,106	33,908,545
Net unrealized gain (loss) on investments and foreign currencies	(1,521,439)	377,200	(19,317,922)	(3,668,025)	(53,192,557)	6,819,112
Net increase (decrease) in net assets resulting from operations	1,725,456	2,257,564	(17,495,474)	3,813,798	(12,081,479)	40,694,807
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(231,673)	(262,717)	(680,663)	(837,278)	(27,469,508)	(77,540,085)
Distributable earnings — Class 2	(1,068,592)	(1,232,788)	(2,239,459)	(2,792,694)	(3,467,546)	(9,974,040)
Distributable earnings — Class 3	(644,346)	(747,492)	(4,972,393)	(5,032,322)	(2,913,320)	(8,275,256)
Total distributions to shareholders	(1,944,611)	(2,242,997)	(7,892,515)	(8,662,294)	(33,850,374)	(95,789,381)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,353,820)	(4,412,546)	11,068,218	22,205,678	8,199,813	44,373,973
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,572,975)	(4,397,979)	(14,319,771)	17,357,182	(37,732,040)	(10,720,601)
NET ASSETS:
Beginning of period	45,107,884	49,505,863	166,130,606	148,773,424	401,744,432	412,465,033
End of period	$37,534,909	$45,107,884	$151,810,835	$166,130,606	$364,012,392	$401,744,432

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,035,884	$2,048,377	$12,960,657	$14,736,928	$(493,138)	$(222,044)
Net realized gain (loss) on investments and foreign currencies	66,145,760	58,618,768	42,617,325	41,235,361	28,161,379	22,769,887
Net unrealized gain (loss) on investments and foreign currencies	(73,480,244)	(9,268,564)	(141,528,421)	(24,087,555)	(45,091,938)	4,371,468
Net increase (decrease) in net assets resulting from operations	(6,298,600)	51,398,581	(85,950,439)	31,884,734	(17,423,697)	26,919,311
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(55,344,237)	(69,755,898)	(55,152,980)	(97,896,896)	(18,858,906)	(19,737,962)
Distributable earnings — Class 2	(3,972,860)	(5,057,440)	(1,852,910)	(3,390,043)	(2,366,970)	(2,500,958)
Distributable earnings — Class 3	(2,098,250)	(2,832,651)	(967,364)	(1,848,688)	(1,562,239)	(1,721,940)
Total distributions to shareholders	(61,415,347)	(77,645,989)	(57,973,254)	(103,135,627)	(22,788,115)	(23,960,860)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	348,962	9,843,766	(12,565,146)	(56,978,057)	(2,668,059)	(8,066,139)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,364,985)	(16,403,642)	(156,488,839)	(128,228,950)	(42,879,871)	(5,107,688)
NET ASSETS:
Beginning of period	495,511,303	511,914,945	739,573,405	867,802,355	224,817,010	229,924,698
End of period	$428,146,318	$495,511,303	$583,084,566	$739,573,405	$181,937,139	$224,817,010

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,765,075	$2,553,273	$545,094	$488,665	$6,806,616	$11,039,560
Net realized gain (loss) on investments and foreign currencies	6,694,029	11,783,994	28,865,959	18,890,499	6,510,261	30,511,662
Net unrealized gain (loss) on investments and foreign currencies	(59,198,973)	(10,386,673)	(80,464,026)	(21,064,947)	(59,404,388)	(62,377,985)
Net increase (decrease) in net assets resulting from operations	(49,739,869)	3,950,594	(51,052,973)	(1,685,783)	(46,087,511)	(20,826,763)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(12,680,991)	(15,528,212)	(17,252,340)	(18,466,090)	(37,640,580)	(11,751,350)
Distributable earnings — Class 2	(1,407,763)	(1,750,242)	(1,256,806)	(1,197,875)	(1,987,847)	(485,644)
Distributable earnings — Class 3	(868,334)	(1,110,901)	(833,291)	(847,374)	(1,447,692)	(358,050)
Total distributions to shareholders	(14,957,088)	(18,389,355)	(19,342,437)	(20,511,339)	(41,076,119)	(12,595,044)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,218,171	(5,757,996)	(31,654,484)	(739,834)	(66,057,309)	(140,720,843)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,496,989)	(20,196,757)	(102,049,894)	(22,936,956)	(153,220,939)	(174,142,650)
NET ASSETS:
Beginning of period	232,364,031	252,560,788	262,403,925	285,340,881	441,968,028	616,110,678
End of period	$168,885,245	$232,364,031	$160,354,031	$262,403,925	$288,747,089	$441,968,028

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,810,903	$26,650,817	$13,096,929	$8,315,489	$4,950,643	$9,112,204
Net realized gain (loss) on investments and foreign currencies	15,828,717	(5,071,831)	24,389,071	25,931,418	21,682,806	10,460,732
Net unrealized gain (loss) on investments and foreign currencies	18,257,209	15,739,856	(21,024,865)	(18,344,152)	(68,359,936)	(14,059,997)
Net increase (decrease) in net assets resulting from operations	57,896,829	37,318,842	16,461,135	15,902,755	(41,726,487)	5,512,939
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(28,191,817)	(28,725,661)	(1,148,589)	(12,751,810)	(5,277,270)	(38,558,899)
Distributable earnings — Class 2	(566,207)	(557,493)	—	—	(276,938)	(1,793,836)
Distributable earnings — Class 3	(335,514)	(363,804)	(1,223,857)	(13,319,152)	(180,767)	(1,208,476)
Total distributions to shareholders	(29,093,538)	(29,646,958)	(2,372,446)	(26,070,962)	(5,734,975)	(41,561,211)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(92,918,543)	(108,871,000)	(144,194,793)	(42,515,857)	(43,923,503)	19,615,435
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,115,252)	(101,199,116)	(130,106,104)	(52,684,064)	(91,384,965)	(16,432,837)
NET ASSETS:
Beginning of period	961,346,507	1,062,545,623	724,761,402	777,445,466	296,460,438	312,893,275
End of period	$897,231,255	$961,346,507	$594,655,298	$724,761,402	$205,075,473	$296,460,438

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,103,625	$2,165,801	$5,779,614	$7,976,007
Net realized gain (loss) on investments and foreign currencies	10,711,793	8,829,590	20,959,900	25,810,861
Net unrealized gain (loss) on investments and foreign currencies	(30,680,047)	(5,312,230)	(48,199,887)	(15,211,589)
Net increase (decrease) in net assets resulting from operations	(17,864,629)	5,683,161	(21,460,373)	18,575,279
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(4,689)	(28,926)	(30,712)	(24,207)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(6,021,253)	(15,620,036)	(23,246,723)	(74,578,805)
Total distributions to shareholders	(6,025,942)	(15,648,962)	(23,277,435)	(74,603,012)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	55,094,028	49,657,673	(14,705,043)	11,134,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	31,203,457	39,691,872	(59,442,851)	(44,893,516)
NET ASSETS:
Beginning of period	161,130,288	121,438,416	462,866,905	507,760,421
End of period	$192,333,745	$161,130,288	$403,424,054	$462,866,905

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2020	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,932,013	$5,377,236	$3,371,130	$4,393,021
Net realized gain (loss) on investments and foreign currencies	11,721,201	13,334,070	7,009,135	6,625,673
Net unrealized gain (loss) on investments and foreign currencies	(24,566,625)	(6,253,407)	(12,345,135)	(2,507,575)
Net increase (decrease) in net assets resulting from operations	(8,913,411)	12,457,899	(1,964,870)	8,511,119
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,832)	(17,134)	(5,475)	(15,311)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(13,454,633)	(42,807,399)	(7,899,310)	(28,786,501)
Total distributions to shareholders	(13,465,465)	(42,824,533)	(7,904,785)	(28,801,812)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,885,236)	11,028,703	342,203	10,239,339
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,264,112)	(19,337,931)	(9,527,452)	(10,051,354)
NET ASSETS:
Beginning of period	295,069,366	314,407,297	215,806,965	225,858,319
End of period	$256,805,254	$295,069,366	$206,279,513	$215,806,965

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The SA Multi-Managed Income Portfolio seeks capital preservation.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-indexed bonds issued by the United States and foreign governments and their agencies and instrumentalities, as well as inflation-indexed securities issued by U.S. and foreign corporations.

Seasons Focused Portfolios

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the

Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2020, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Diversified Fixed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2020, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2020, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$891	$—	$207	$—	$9,969	$65,911	$—	$—
SA Multi-Managed Moderate Growth	17,812	—	524	—	4,359	172,585	—	—
SA Multi-Managed Income/ Equity	11,124	—	580	—	10,656	205,643	—	—
SA Multi-Managed Income	11,796	—	580	—	3,906	161,093	—	—
SA Putnam Asset Allocation Diversified Growth	141	—	—	—	219	—	—	—
SA Multi-Managed Diversified Fixed Income	64,160	—	7,673	—	14,594	5,116,502	—	—
SA Wellington Real Return	165,500	—	—	—	84,078	—	—	—
	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$340	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	340	—	—	—
SA Putnam Asset Allocation Diversified Growth	128,650	1,348,288	—	—	38,420	1,815,958	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	4,150	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	8,300	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	3,120	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	6,240	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	7,140	—	—	—
SA Multi-Managed International Equity	—	—	—	—	9,360	—	—	—
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$—	$—	$—	$—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Foreign Exchange Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$39,730	$20,347	$—	$—	$—	$4,686
SA Multi-Managed Moderate Growth	—	—	50,032	53,381	—	—	—	12,478
SA Multi-Managed Income/ Equity	—	—	26,983	61,367	—	—	—	14,082
SA Multi-Managed Income	—	—	11,016	59,631	—	—	—	13,662
SA Putnam Asset Allocation Diversified Growth	—	—	—	68,617	—	—	—	153,031
SA Multi-Managed Large Cap Growth	—	—	245,384	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	21,598	—	—	—	259,797
SA Multi-Managed Diversified Fixed Income	—	—	—	771,070	—	—	—	13,511
SA Wellington Real Return	—	—	—	62,151	—	—	—	7,673,154

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
SA Multi-Managed Growth	$11,368
SA Multi-Managed Moderate Growth	(124,106)
SA Multi-Managed Income/Equity	(74,068)
SA Multi-Managed Income	(95,923)
SA Putnam Asset Allocation Diversified Growth	(113,152)
SA Multi-Managed Large Cap Growth	16,871
SA Multi-Managed Large Cap Value	33,742
SA Multi-Managed Mid Cap Growth	37,930
SA Multi-Managed Mid Cap Value	75,860
SA Multi-Managed Small Cap	106,139
SA Multi-Managed International Equity	134,706
SA Multi-Managed Diversified Fixed Income	(1,352,999)
SA Wellington Real Return	238,903

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$(9,481)	$(40,909)	$—	$(7,930)	$—
SA Multi-Managed Moderate Growth	(68,808)	(105,190)	—	(20,890)	—
SA Multi-Managed Income/Equity	(6,570)	(114,095)	—	(23,307)	—
SA Multi-Managed Income	(97,527)	(117,862)	—	(23,611)	—
SA Putnam Asset Allocation Diversified Growth	(638,642)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(5,692,564)	(324,108)	—	(301,414)	—
SA Wellington Real Return	(2,859,018)	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$(18,915)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(77,732)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(837,583)	69,875	7,327	(12,803)	—
SA Multi-Managed Large Cap Growth	133,048	—	—	—	—
SA Multi-Managed Large Cap Value	22,731	—	—	—	—
SA Multi-Managed Mid Cap Growth	(128,611)	—	—	—	—
SA Multi-Managed Mid Cap Value	(978,759)	—	—	—	—
SA Multi-Managed Small Cap	(724,232)	—	—	—	—
SA Multi-Managed International Equity	(232,972)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(5,597)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$—	$14,942
SA Multi-Managed Moderate Growth	—	—	—	—	51,449
SA Multi-Managed Income/Equity	—	—	—	—	58,798
SA Multi-Managed Income	—	—	—	—	42,482
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(103,196)
SA Multi-Managed Large Cap Growth	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	834,182
SA Multi-Managed Diversified Fixed Income	—	—	—	—	410,667
SA Wellington Real Return	—	—	—	—	23,016,141
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$(1,505)	$(63,572)	$—	$5,697	$—
SA Multi-Managed Moderate Growth	(164,327)	(167,369)	—	15,175	—
SA Multi-Managed Income/Equity	(131,044)	(200,188)	—	16,967	—
SA Multi-Managed Income	(112,998)	(169,526)	—	17,247	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Putnam Asset Allocation Diversified Growth	$198,539	$—	$—	$—	$—
SA Multi-Managed Diversified Fixed Income	(644,249)	(5,054,693)	—	217,668	—
SA Wellington Real Return	1,515,092	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$3,240	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	4,738	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(99,083)	(468,593)	—	—	—
SA Multi-Managed Large Cap Growth	(10,409)	—	—	—	—
SA Multi-Managed Large Cap Value	36,412	—	—	—	—
SA Multi-Managed Mid Cap Growth	36,234	—	—	—	—
SA Multi-Managed Mid Cap Value	72,468	—	—	—	—
SA Multi-Managed Small Cap	101,732	—	—	—	—
SA Multi-Managed International Equity	120,362	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$13,310	$13,255
SA Multi-Managed Moderate Growth	—	—	—	16,761	31,469
SA Multi-Managed Income/Equity	—	—	—	9,041	35,774
SA Multi-Managed Income	—	—	—	3,691	35,400
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(63,883)
SA Multi-Managed Large Cap Growth	—	—	—	82,206	—
SA Multi-Managed Large Cap Value	—	—	—	—	(385,277)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	730,903
SA Wellington Real Return	—	—	—	—	(9,964,468)

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth	$3,230,318	$398,223	$8,009	$351,250	$—	$—
SA Multi-Managed Moderate Growth	7,832,877	1,356,651	11,001	920,000	—	—
SA Multi-Managed Income/Equity	8,226,301	1,458,833	6,962	1,069,167	—	—
SA Multi-Managed Income	7,339,098	1,196,227	4,035	1,073,333	—	—
SA Putnam Asset Allocation Diversified Growth	30,970,539	7,068,287	10,547	—	—	15,995,225
SA Multi-Managed Large Cap Growth	1,453,290	—	45,129	—	—	—
SA Multi-Managed Large Cap Value	948,856	19,486,264	—	—	—	—
SA Multi-Managed Mid Cap Growth	380,132	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1,266,745	—	—	—	—	—
SA Multi-Managed Small Cap	3,373,224	—	—	—	—	—
SA Multi-Managed International Equity	6,094,314	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	90,679,579	11,500,183	26,505	38,111,667	453,150	—
SA Wellington Real Return	86,062,315	257,588,821	—	—	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2020. The repurchase agreements held by the Portfolios as of March 31, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$207	$207	$—	$—	$—	$—	$207	$—	$207
Goldman Sachs International	2,585	—	—	2,585	—	—	—	—	2,585	—	2,585
HSBC Bank USA	5,486	—	—	5,486	—	—	—	—	5,486	—	5,486
JPMorgan Chase Bank	263	—	—	263	4	—	—	4	259	—	259
Morgan Stanley & Co., Inc.	5,820	—	—	5,820	4,682	—	—	4,682	1,138	—	1,138
NatWest Markets PLC	6,193	—	39,730	45,923	—	—	—	—	45,923	—	45,923
Total	$20,347	$—	$39,937	$60,284	$4,686	$—	$—	$4,686	$55,598	$—	$55,598

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$524	$524	$—	$—	$—	$—	$524	$—	$524
Goldman Sachs International	6,843	—	—	6,843	101	—	—	101	6,742	—	6,742
HSBC Bank USA	13,885	—	—	13,885	—	—	—	—	13,885	—	13,885
JPMorgan Chase Bank	1,204	—	—	1,204	—	—	—	—	1,204	—	1,204
Morgan Stanley & Co., Inc	15,039	—	—	15,039	12,377	—	—	12,377	2,662	—	2,662
NatWest Markets PLC	16,410	—	50,032	66,442	—	—	—	—	66,442	—	66,442
Total	$53,381	$—	$50,556	$103,937	$12,478	$—	$—	$12,478	$91,459	$—	$91,459

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$580	$580	$—	$—	$—	$—	$580	$—	$580
Goldman Sachs International	7,656	—	—	7,656	131	—	—	131	7,525	—	7,525
HSBC Bank USA	15,995	—	—	15,995	—	—	—	—	15,995	—	15,995
JPMorgan Chase Bank	1,419	—	—	1,419	—	—	—	—	1,419	—	1,419
Morgan Stanley & Co., Inc.	17,762	—	—	17,762	13,951	—	—	13,951	3,811	—	3,811
NatWest Markets PLC	18,535	—	26,983	45,518	—	—	—	—	45,518	—	45,518
Total	$61,367	$—	$27,563	$88,930	$14,082	$—	$—	$14,082	$74,848	$—	$74,848

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$580	$580	$—	$—	$—	$—	$580	$—	$580
Goldman Sachs International	7,465	—	—	7,465	78	—	—	78	7,387	—	7,387
HSBC Bank USA	15,573	—	—	15,573	—	—	—	—	15,573	—	15,573
JPMorgan Chase Bank	1,382	—	—	1,382	—	—	—	—	1,382	—	1,382
Morgan Stanley & Co., Inc.	17,128	—	—	17,128	13,584			13,584	3,544	—	3,544
NatWest Markets PLC	18,083	—	11,016	29,099	—			—	29,099	—	29,099
Total	$59,631	$—	$11,596	$71,227	$13,662	$—	$—	$13,662	$57,565	$—	$57,565

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$1,006	$—	$—	$1,006	$(1,006)	$—	$(1,006)
Citibank N.A.	753	1,348,288	—	1,349,041	3,203	1,815,958	—	1,819,161	(470,120)	418,000	(52,120)
Goldman Sachs International	3,010	—	—	3,010	—	—	—	—	3,010	—	3,010
HSBC Bank USA	333	—	—	333	20,746	—	—	20,746	(20,413)	—	(20,413)
JPMorgan Chase Bank	21,968	—	—	21,968	74,687	—	—	74,687	(52,719)	—	(52,719)
NatWest Markets PLC	10,153	—	—	10,153	—	—	—	—	10,153	—	10,153
State Street Bank and Trust Co.	625	—	—	625	293	—	—	293	332	—	332
UBS AG	31,775	—	—	31,775	51,594	—	—	51,594	(19,819)	—	(19,819)
Westpac Banking Corp.	—	—	—	—	1,502	—	—	1,502	(1,502)	—	(1,502)
Total	$68,617	$1,348,288	$—	$1,416,905	$153,031	$1,815,958	$—	$1,968,989	$(552,084)	$418,000	$(134,084)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
NatWest Markets PLC	$—	$—	$245,384	$245,384	$—	$—	$—	$—	$245,384	$—	$245,384

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$828	$—	$—	$828	$9,587	$—	$—	$9,587	$(8,759)	$—	$(8,759)
Credit Suisse AG	10,717	—	—	10,717	172,230	—	—	172,230	(161,513)	—	(161,513)
JPMorgan Chase Bank	10,053	—	—	10,053	77,980	—	—	77,980	(67,927)	—	(67,927)
Total	$21,598	$—	$—	$21,598	$259,797	$—	$—	$259,797	$(238,199)	$—	$(238,199)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$7,673	$7,673	$—	$—	$—	$—	$7,673	$—	$7,673
Bank of Montreal	4,380	—	—	4,380	—	—	—	—	4,380	—	4,380
Goldman Sachs International	—	—	—	—	1,099	—	—	1,099	(1,099)	—	(1,099)
HSBC Bank USA	207,598	—	—	207,598	—	—	—	—	207,598	—	207,598
JPMorgan Chase Bank	31,908	—	—	31,908	—	—	—	—	31,908	—	31,908
Morgan Stanley & Co., Inc.	221,475	—	—	221,475	9,730	—	—	9,730	211,745	—	211,745
NatWest Markets PLC	305,709	—	—	305,709	—	—	—	—	305,709	—	305,709
UBS AG	—	—	—	—	2,682	—	—	2,682	(2,682)	—	(2,682)
Total	$771,070	$—	$7,673	$778,743	$13,511	$—	$—	$13,511	$765,232	$—	$765,232

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$56,315	$—	$—	$56,315	$600,125	$—	$—	$600,125	$(543,810)	$—	$(543,810)
BNP Paribas SA	2,757	—	—	2,757	582,468	—	—	582,468	(579,711)	—	(579,711)
Goldman Sachs International	—	—	—	—	81,846	—	—	81,846	(81,846)	—	(81,846)
JPMorgan Chase Bank N.A.	—	—	—	—	164,978	—	—	164,978	(164,978)	—	(164,978)
Morgan Stanley & Co., Inc.	3,079	—	—	3,079	6,235,432	—	—	6,235,432	(6,232,353)	—	(6,232,353)
Toronto Dominion Bank	—	—	—	—	8,305	—	—	8,305	(8,305)	—	(8,305)
Total	$62,151	$—	$—	$62,151	$7,673,154	$—	$—	$7,673,154	$(7,611,003)	$—	$(7,611,003)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.37%	$120,000
SA Multi-Managed Moderate Growth	0.43	140,000
SA Multi-Managed Income/Equity	0.99	325,000
SA Multi-Managed Income	0.91	300,000
SA Multi-Managed Large Cap Value	1.55	510,000
SA Multi-Managed Mid Cap Growth	0.62	205,000
SA Multi-Managed Diversified Fixed Income	10.47	3,440,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $32,850,000, a repurchase price of $32,850,009, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2045	$24,215,000	$33,830,214

As of March 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.38%	$150,000
SA Multi-Managed Moderate Growth	0.43	170,000
SA Multi-Managed Income/Equity	1.00	400,000
SA Multi-Managed Income	0.91	365,000
SA Multi-Managed Large Cap Value	1.55	620,000
SA Multi-Managed Mid Cap Growth	0.63	250,000
SA Multi-Managed Diversified Fixed Income	10.48	4,190,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,011, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2047	$29,066,000	$40,993,466

As of March 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.39%	$175,000
SA Multi-Managed Moderate Growth	0.47	210,000
SA Multi-Managed Income/Equity	1.02	460,000
SA Multi-Managed Income	0.94	425,000

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Large Cap Value	1.57	$705,000
SA Multi-Managed Mid Cap Growth	0.64	290,000
SA Multi-Managed Diversified Fixed Income	10.51	4,730,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $45,000,000, a repurchase price of $45,000,013, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$43,649,400	$47,294,032

As of March 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.38%	$150,000
SA Multi-Managed Moderate Growth	0.43	170,000
SA Multi-Managed Income/Equity	1.00	400,000
SA Multi-Managed Income	0.91	365,000
SA Multi-Managed Large Cap Value	1.55	620,000
SA Multi-Managed Mid Cap Growth	0.63	250,000
SA Multi-Managed Diversified Fixed Income	10.48	4,190,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,006, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	01/31/2022	$39,506,000	$40,829,203

As of March 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.37%	$140,000
SA Multi-Managed Moderate Growth	0.42	160,000
SA Multi-Managed Income/Equity	1.00	380,000
SA Multi-Managed Income	0.91	345,000
SA Multi-Managed Large Cap Value	1.55	590,000
SA Multi-Managed Mid Cap Growth	0.62	235,000
SA Multi-Managed Diversified Fixed Income	10.47	3,980,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2020, bearing interest at a rate of 0.01% per annum, with a principal amount of $38,000,000, a repurchase price of $38,000,005, and a maturity date of April 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	04/30/2024	$36,075,000	$38,797,829

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 or expected to be taken in each Portfolio's 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

LIBOR Risk: A Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio's performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018–13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective April 1, 2019, the Portfolios are subject to ASU 2017-08, "Premium Amortization on Purchased Callable Debt Securities", which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Portfolio.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%

Portfolio	Assets	Management Fees
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.85% on the first $250 million, 0.80% on the next $250 million, and 0.75% above $500 million. For the year ended March 31, 2020, the amount of advisory fees waived was $32,065.

(2)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million. For the year ended March 31, 2020, the amount of advisory fees waived was $38,328.

(3)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.78% on the first $250 million, 0.73% on the next $250 million, and 0.68% above $500 million. For the year ended March 31, 2020, the amount of advisory fees waived was $21,564.

(4)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million. For the year ended March 31, 2020, the amount of advisory fees waived was $12,711.

(5)  Effective November 1, 2018, the Adviser contractually agreed, until further notice, to waive 0.15% of advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio. For the year ended March 31, 2020, the amount of advisory fees waived was $256,320.

(6)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.69% on the next $250 million, and 0.60% above $500 million. For the year ended March 31, 2020, the amount of advisory fees waived was $366,840.

(7)  The Adviser contractually agreed to waive 0.04% of advisory fees for the SA Multi-Managed International Equity Portfolio. For the year ended March 31, 2020, the amount of advisory fees waived was $146,632.

(8)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the year ended March 31, 2020, the amount of advisory fees waived was $345,192.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2020, the amount of advisory fees waived was $912,376.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2020, the amount of advisory fees waived was $19,377, $46,218, $29,474 and $22,201, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley(1) J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley(1) J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley(1) WMC
SA Multi-Managed Income	Morgan Stanley(1) WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley(1) SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	Schroder Investment Management(2) J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo

Portfolio	Subadviser/Adviser
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

(1)  Effective May 1, 2019, Morgan Stanley Investment Management, Inc. replaced Janus as a sub-adviser to a portion of the Portfolio.

(2)  Effective November 7, 2019 Schroder Investment Management North America, Inc. replaced PNC Capital Advisors, LLC as a sub-adviser to a portion of the Portfolio.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2020
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$887,684	$6,038,834	$(1,975,191)	$219,400	$4,534,391
SA Multi-Managed Moderate Growth	1,919,677	7,544,374	(2,013,665)	859,572	6,076,018
SA Multi-Managed Income/Equity	2,223,705	3,925,498	(251,956)	1,016,806	2,336,223
SA Multi-Managed Income	1,830,327	1,777,905	342,461	1,041,462	903,149
SA Putnam Asset Allocation Diversified Growth	2,316,441	(598,357)	(8,724,214)	2,047,258	5,845,257
SA T. Rowe Price Growth Stock	99,818	43,346,315	55,649,018	—	33,850,374
SA Multi-Managed Large Cap Growth	6,553,237	60,868,671	43,504,250	2,151,774	59,263,573
SA Multi-Managed Large Cap Value	29,782,745	23,924,699	(93,607,586)	21,597,978	36,375,276
SA Multi-Managed Mid Cap Growth	1,601,164	26,185,163	10,401,138	282,502	22,505,613
SA Multi-Managed Mid Cap Value	2,524,022	7,953,193	(44,426,820)	4,440,112	10,516,976
SA Multi-Managed Small Cap	523,853	29,447,354	(43,353,395)	537,990	18,804,447
SA Multi-Managed International Equity	6,177,960	5,616,955	(38,536,379)	14,777,222	26,298,897
SA Multi-Managed Diversified Fixed Income	41,647,846	1,137,027	26,439,614	29,093,538	—
SA Wellington Real Return	21,414,633	—	(24,041,997)	2,372,446	—
SA Columbia Focused Value.	4,824,787	18,805,786	(13,321,562)	1,384,415	4,350,560
SA Allocation Growth	2,367,103	11,177,038	(33,473,146)	20,885	6,005,057
SA Allocation Moderate Growth	173,002	19,697,228	(46,784,551)	6,509,526	16,767,909
SA Allocation Moderate	84,004	11,743,275	(26,063,201)	4,319,449	9,146,016
SA Allocation Balanced	63,820	6,543,224	(14,263,599)	3,496,321	4,408,464

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2019
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$684,520	$4,230,919
SA Multi-Managed Moderate Growth	1,309,889	5,277,041
SA Multi-Managed Income/Equity	1,096,652	2,528,786
SA Multi-Managed Income	1,069,552	1,173,445
SA Putnam Asset Allocation Diversified Growth	4,314,411	4,347,882
SA T. Rowe Price Growth Stock	4,586,404	91,202,977
SA Multi-Managed Large Cap Growth	6,483,392	71,162,597
SA Multi-Managed Large Cap Value	28,590,066	74,545,561
SA Multi-Managed Mid Cap Growth	6,085,192	17,875,668
SA Multi-Managed Mid Cap Value	6,810,993	11,578,361
SA Multi-Managed Small Cap	2,650,034	17,861,305
SA Multi-Managed International Equity	12,595,044	—
SA Multi-Managed Diversified Fixed Income	28,570,835	1,076,122
SA Wellington Real Return	26,070,962	—
SA Columbia Focused Value.	12,784,517	28,776,694
SA Allocation Growth	5,690,119	9,958,843
SA Allocation Moderate Growth	22,476,266	52,126,746
SA Allocation Moderate	14,187,854	28,636,679
SA Allocation Balanced	10,608,543	18,193,269

As of March 31, 2020, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	598,357	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	—	—
SA Wellington Real Return	—	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2020.

Portfolio	Capital Loss Carryforward Utilized
SA Multi-Managed Growth.	$—
SA Multi-Managed Moderate Growth	—
SA Multi-Managed Income/Equity	—

Portfolio	Capital Loss Carryforward Utilized
SA Multi-Managed Income	$—
SA Putnam Asset Allocation Diversified Growth	—
SA T. Rowe Price Growth Stock	—
SA Multi-Managed Large Cap Growth	—
SA Multi-Managed Large Cap Value	—
SA Multi-Managed Mid Cap Growth	—
SA Multi-Managed Mid Cap Value	—
SA Multi-Managed Small Cap	—
SA Multi-Managed International Equity	—
SA Multi-Managed Diversified Fixed Income	4,039,541
SA Wellington Real Return	7,643,532
SA Columbia Focused Value	—
SA Allocation Growth	—
SA Allocation Moderate Growth	—
SA Allocation Moderate	—
SA Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2020, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock		—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	419,843	—	—
SA Allocation Moderate	272,570	—	—
SA Allocation Balanced	214,073	—	—

For the period ended March 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Multi-Managed Growth	$30,334	$(30,334)	$—
SA Multi-Managed Moderate Growth	66,228	(66,228)	—

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Multi-Managed Income/Equity	$97,208	$(97,208)	$—
SA Multi-Managed Income	69,198	(69,198)	—
SA Putnam Asset Allocation Diversified Growth	479,502	(479,502)	—
SA T. Rowe Price Growth Stock	974,533	(974,533)	—
SA Multi-Managed Large Cap Growth	38,490	(38,490)	—
SA Multi-Managed Large Cap Value	859,661	(859,661)	—
SA Multi-Managed Mid Cap Growth	489,970	(489,970)	—
SA Multi-Managed Mid Cap Value	(15,959)	15,959	—
SA Multi-Managed Small Cap	27,668	(27,668)	—
SA Multi-Managed International Equity	265,197	(265,197)	—
SA Multi-Managed Diversified Fixed Income	1,271,048	(1,271,048)	—
SA Wellington Real Return	20,718,070	(20,718,070)	—
SA Columbia Focused Value.	—	—	—
SA Allocation Growth	347,003	(347,003)	—
SA Allocation Moderate Growth	594,100	(594,100)	—
SA Allocation Moderate	348,971	(348,971)	—
SA Allocation Balanced	182,686	(182,686)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$2,173,063	$(4,147,923)	$(1,974,860)	$43,877,090
SA Multi-Managed Moderate Growth	4,201,314	(6,214,050)	(2,012,736)	77,076,618
SA Multi-Managed Income/Equity	2,483,688	(2,734,618)	(250,930)	57,797,239
SA Multi-Managed Income	2,153,507	(1,810,005)	343,502	49,519,800
SA Putnam Asset Allocation Diversified Growth	12,919,477	(21,639,917)	(8,720,440)	150,575,707
SA T. Rowe Price Growth Stock	76,050,363	(20,400,425)	55,649,938	313,838,988
SA Multi-Managed Large Cap Growth	71,431,275	(27,927,362)	43,503,913	386,637,236
SA Multi-Managed Large Cap Value	21,524,525	(115,131,531)	(93,607,006)	674,124,746
SA Multi-Managed Mid Cap Growth	33,901,047	(23,499,920)	10,401,127	172,412,367
SA Multi-Managed Mid Cap Value	9,269,069	(53,695,558)	(44,426,489)	215,107,016
SA Multi-Managed Small Cap	12,403,278	(55,756,673)	(43,353,395)	202,112,680
SA Multi-Managed International Equity	25,097,285	(63,632,778)	(38,535,493)	325,235,307
SA Multi-Managed Diversified Fixed Income	56,530,882	(30,084,078)	26,446,804	1,056,380,302
SA Wellington Real Return	16,425,311	(40,443,011)	(24,017,700)	714,543,369
SA Columbia Focused Value.	32,541,575	(45,863,137)	(13,321,562)	219,354,901
SA Allocation Growth	844,795	(34,317,941)	(33,473,146)	225,940,189
SA Allocation Moderate Growth	4,874,197	(51,658,748)	(46,784,551)	450,427,675
SA Allocation Moderate	3,782,556	(29,845,757)	(26,063,201)	283,027,679
SA Allocation Balanced	3,692,288	(17,955,887)	(14,263,599)	220,679,127

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2020 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$45,154,313	$50,621,578	$2,652,453	$5,190,667
SA Multi-Managed Moderate Growth	64,767,120	72,299,181	7,441,796	11,916,100
SA Multi-Managed Income/ Equity	39,365,027	44,877,722	9,540,962	14,254,806
SA Multi-Managed Income	23,892,072	29,672,425	9,878,807	13,896,459
SA Putnam Asset Allocation Diversified Growth	89,720,155	83,210,843	19,040,848	20,883,015
SA T. Rowe Price Growth Stock	172,626,868	201,273,764	—	—
SA Multi-Managed Large Cap Growth	333,714,058	395,526,522	—	—
SA Multi-Managed Large Cap Value	442,355,186	492,804,055	—	—
SA Multi-Managed Mid Cap Growth	104,564,229	124,617,839	—	—
SA Multi-Managed Mid Cap Value	79,306,628	85,333,651	—	—
SA Multi-Managed Small Cap	152,645,720	199,749,764	—	—
SA Multi-Managed International Equity	70,397,115	167,640,394	—	—
SA Multi-Managed Diversified Fixed Income	341,449,583	373,398,054	156,175,395	226,162,851
SA Wellington Real Return	19,307,208	80,790,010	212,231,821	221,311,341
SA Columbia Focused Value Portfolio	31,821,946	85,405,006	—	—
SA Allocation Growth	98,336,332	49,994,483	—	—
SA Allocation Moderate Growth	99,377,345	139,063,238	—	—
SA Allocation Moderate	75,102,061	105,558,993	—	—
SA Allocation Balanced	67,946,985	76,351,319	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,942	$274,077	6,228	$101,305	31,916	$498,171	25,941	$432,808
Reinvested dividends	60,597	941,075	62,151	956,510	110,534	1,716,598	116,951	1,799,882
Shares redeemed	(90,537)	(1,433,931)	(83,372)	(1,403,935)	(237,883)	(3,815,903)	(179,739)	(3,048,048)
Net increase (decrease)	(12,998)	$(218,779)	(14,993)	$(346,120)	(95,433)	$(1,601,134)	(36,847)	$(815,358)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	50,371	$810,057	32,945	$547,417
Reinvested dividends	135,233	2,096,118	140,471	2,159,048
Shares redeemed	(271,314)	(4,342,187)	(233,530)	(3,991,790)
Net increase (decrease)	(85,710)	$(1,436,012)	(60,114)	$(1,285,325)

	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,361	$230,152	21,759	$280,877	89,919	$1,101,669	51,092	$664,261
Reinvested dividends	65,919	800,262	63,489	754,889	283,329	3,436,786	272,983	3,243,043
Shares redeemed	(139,621)	(1,720,433)	(87,355)	(1,100,991)	(470,433)	(5,655,124)	(508,596)	(6,467,864)
Net increase (decrease)	(55,341)	$(690,019)	(2,107)	$(65,225)	(97,185)	$(1,116,669)	(184,521)	$(2,560,560)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	126,151	$1,593,406	144,139	$1,876,855
Reinvested dividends	222,652	2,698,542	218,113	2,588,998
Shares redeemed	(622,187)	(7,648,420)	(589,230)	(7,567,370)
Net increase (decrease)	(273,384)	$(3,356,472)	(226,978)	$(3,101,517)
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	35,049	$392,104	33,216	$370,878	179,749	$2,006,944	187,985	$2,093,734
Reinvested dividends	44,715	493,642	51,863	546,115	163,360	1,801,863	187,875	1,976,441
Shares redeemed	(187,302)	(2,079,716)	(129,993)	(1,406,747)	(725,524)	(8,058,968)	(619,583)	(6,821,283)
Net increase (decrease)	(107,538)	$(1,193,970)	(44,914)	$(489,754)	(382,415)	$(4,250,161)	(243,723)	$(2,751,108)
	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	130,931	$1,467,074	73,189	$824,460
Reinvested dividends	95,790	1,057,524	104,737	1,102,882
Shares redeemed	(344,021)	(3,763,826)	(341,313)	(3,758,984)
Net increase (decrease)	(117,300)	$(1,239,228)	(163,387)	$(1,831,642)

	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,125	$303,426	21,061	$233,708	99,547	$1,114,529	151,254	$1,670,173
Reinvested dividends	20,815	231,673	24,973	262,717	96,096	1,068,592	117,297	1,232,788
Shares redeemed	(122,934)	(1,378,865)	(84,120)	(915,524)	(517,356)	(5,753,667)	(478,139)	(5,196,698)
Net increase (decrease)	(74,994)	$(843,766)	(38,086)	$(419,099)	(321,713)	$(3,570,546)	(209,588)	$(2,293,737)
	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	131,976	$1,503,803	113,045	$1,252,941
Reinvested dividends	57,893	644,346	71,122	747,492
Shares redeemed	(461,894)	(5,087,657)	(339,986)	(3,700,143)
Net increase (decrease)	(272,025)	$(2,939,508)	(155,819)	$(1,699,710)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	120,619	$1,219,584	60,835	$693,406	482,921	$4,853,916	236,858	$2,695,080
Reinvested dividends	57,587	680,663	75,025	837,278	189,303	2,239,459	250,017	2,792,694
Shares redeemed	(211,975)	(2,523,662)	(164,936)	(1,964,824)	(727,331)	(8,596,659)	(728,564)	(8,790,378)
Net increase (decrease)	(33,769)	$(623,415)	(29,076)	$(434,140)	(55,107)	$(1,503,284)	(241,689)	$(3,302,604)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	1,794,220	$20,214,599	2,513,467	$30,082,273
Reinvested dividends	421,747	4,972,393	451,734	5,032,322
Shares redeemed	(1,033,130)	(11,992,075)	(762,335)	(9,172,173)
Net increase (decrease)	1,182,837	$13,194,917	2,202,866	$25,942,422

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,580,714	$32,969,777	67,530	$1,623,284	174,652	$3,212,808	106,900	$2,206,889
Reinvested dividends	1,220,325	27,469,508	3,685,365	77,540,085	160,832	3,467,546	492,545	9,974,040
Shares redeemed	(2,141,667)	(49,594,751)	(1,477,991)	(39,204,305)	(351,420)	(7,814,882)	(386,486)	(9,594,777)
Net increase (decrease)	659,372	$10,844,534	2,274,904	$39,959,064	(15,936)	$(1,134,528)	212,959	$2,586,152
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	148,670	$2,773,194	96,150	$2,056,397
Reinvested dividends	138,795	2,913,320	418,365	8,275,256
Shares redeemed	(334,942)	(7,196,707)	(343,951)	(8,502,896)
Net increase (decrease)	(47,477)	$(1,510,193)	170,564	$1,828,757
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,166,543	$14,876,582	3,826,931	$63,606,138	34,964	$491,323	48,861	$745,961
Reinvested dividends	4,042,676	55,344,237	5,248,751	69,755,898	298,039	3,972,860	389,333	5,057,440
Shares redeemed	(4,553,493)	(66,551,173)	(7,964,084)	(122,106,830)	(443,345)	(6,060,127)	(485,244)	(7,340,987)
Net increase (decrease)	655,726	$3,669,646	1,111,598	$11,255,206	(110,342)	$(1,595,944)	(47,050)	$(1,537,586)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	7,057	$101,984	47,960	$737,223
Reinvested dividends	159,442	2,098,250	220,611	2,832,651
Shares redeemed	(276,815)	(3,924,974)	(231,974)	(3,443,728)
Net increase (decrease)	(110,316)	$(1,724,740)	36,597	$126,146

	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,881,586	$44,933,781	498,863	$7,961,570	23,556	$332,800	27,647	$456,167
Reinvested dividends	3,618,962	55,152,980	6,803,120	97,896,896	121,662	1,852,910	235,747	3,390,043
Shares redeemed	(7,241,389)	(109,452,059)	(9,810,830)	(161,893,601)	(270,710)	(4,020,345)	(273,429)	(4,448,967)
Net increase (decrease)	259,159	$(9,365,298)	(2,508,847)	$(56,035,135)	(125,492)	$(1,834,635)	(10,035)	$(602,757)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	20,125	$280,158	47,316	$796,818
Reinvested dividends	63,517	967,364	128,560	1,848,688
Shares redeemed	(169,706)	(2,612,735)	(183,684)	(2,985,671)
Net increase (decrease)	(86,064)	$(1,365,213)	(7,808)	$(340,165)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	311,955	$4,933,898	499,470	$9,839,476	11,738	$193,687	36,680	$688,041
Reinvested dividends	1,001,004	18,858,906	1,163,109	19,737,962	133,275	2,366,970	155,146	2,500,958
Shares redeemed	(1,254,001)	(24,223,025)	(1,859,927)	(36,130,090)	(198,062)	(3,500,452)	(235,919)	(4,293,891)
Net increase (decrease)	58,958	$(430,221)	(197,348)	$(6,552,652)	(53,049)	$(939,795)	(44,093)	$(1,104,892)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	11,804	$213,508	38,865	$702,564
Reinvested dividends	91,040	1,562,239	110,028	1,721,940
Shares redeemed	(172,271)	(3,073,790)	(160,575)	(2,833,099)
Net increase (decrease)	(69,427)	$(1,298,043)	(11,682)	$(408,595)

	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,260,878	$17,494,458	109,769	$1,761,192	35,139	$478,010	22,732	$342,457
Reinvested dividends	812,363	12,680,991	1,029,722	15,528,212	90,415	1,407,763	116,295	1,750,242
Shares redeemed	(1,730,198)	(26,618,191)	(1,241,435)	(20,464,284)	(220,253)	(3,336,791)	(210,065)	(3,444,934)
Net increase (decrease)	343,043	$3,557,258	(101,944)	$(3,174,880)	(94,699)	$(1,451,018)	(71,038)	$(1,352,235)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	32,774	$414,172	49,321	$794,876
Reinvested dividends	55,877	868,334	73,961	1,110,901
Shares redeemed	(137,058)	(2,170,575)	(191,066)	(3,136,658)
Net increase (decrease)	(48,407)	$(888,069)	(67,784)	$(1,230,881)
	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	320,251	$3,139,589	1,106,310	$16,659,926	36,505	$363,779	50,342	$645,222
Reinvested dividends	1,352,064	17,252,340	1,465,563	18,466,090	101,437	1,256,806	97,706	1,197,875
Shares redeemed	(3,861,770)	(50,775,900)	(2,343,519)	(33,956,134)	(175,344)	(2,162,481)	(208,679)	(2,963,214)
Net increase (decrease)	(2,189,455)	$(30,383,971)	228,354	$1,169,882	(37,402)	$(541,896)	(60,631)	$(1,120,117)
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	38,327	$356,698	67,604	$892,123
Reinvested dividends	68,640	833,291	70,380	847,374
Shares redeemed	(153,976)	(1,918,606)	(182,843)	(2,529,096)
Net increase (decrease)	(47,009)	$(728,617)	(44,859)	$(789,599)

	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020)		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,950,560	$14,295,904	1,688,091	$14,845,106	31,401	$278,743	111,832	$1,030,164
Reinvested dividends	4,407,562	37,640,580	1,407,347	11,751,350	231,954	1,987,847	58,022	485,644
Shares redeemed	(13,294,999)	(117,157,952)	(16,986,040)	(163,000,447)	(306,481)	(2,558,306)	(424,419)	(3,942,664)
Net increase (decrease)	(6,936,877)	$(65,221,468)	(13,890,602)	$(136,403,991)	(43,126)	$(291,716)	(254,565)	$(2,426,856)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	52,228	$396,731	91,543	$839,706
Reinvested dividends	169,519	1,447,692	42,880	358,050
Shares redeemed	(270,808)	(2,388,548)	(336,401)	(3,087,752)
Net increase (decrease)	(49,061)	$(544,125)	(201,978)	$(1,889,996)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,770,796	$82,666,124	3,139,890	$36,016,159	141,006	$1,700,346	63,785	$729,517
Reinvested dividends	2,365,085	28,191,817	2,578,605	28,725,661	47,501	566,207	50,044	557,493
Shares redeemed	(16,782,964)	(201,382,252)	(14,649,145)	(166,779,276)	(276,467)	(3,317,192)	(505,431)	(5,768,231)
Net increase (decrease)	(7,647,083)	$(90,524,311)	(8,930,650)	$(102,037,456)	(87,960)	$(1,050,639)	(391,602)	$(4,481,221)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	86,661	$1,040,472	41,075	$469,692
Reinvested dividends	28,266	335,514	32,805	363,804
Shares redeemed	(227,394)	(2,719,579)	(281,047)	(3,185,819)
Net increase (decrease)	(112,467)	$(1,343,593)	(207,167)	$(2,352,323)

	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	819,569	$8,049,747	1,157,894	$11,125,252	2,611,258	$25,317,408	5,372,170	$51,083,592
Reinvested dividends	117,443	1,148,589	1,371,162	12,751,810	126,041	1,223,857	1,439,908	13,319,152
Shares redeemed	(9,738,439)	(94,811,043)	(4,842,227)	(46,449,162)	(8,839,111)	(85,123,351)	(8,947,434)	(84,346,501)
Net increase (decrease)	(8,801,427)	$(85,612,707)	(2,313,171)	$(22,572,100)	(6,101,812)	$(58,582,086)	(2,135,356)	$(19,943,757)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	552,423	$7,981,167	427,897	$8,858,772	19,621	$309,359	25,474	$453,231
Reinvested dividends	281,605	5,277,270	2,378,715	38,558,899	14,731	276,938	110,495	1,793,836
Shares redeemed	(3,013,767)	(54,595,364)	(1,408,948)	(27,780,511)	(129,218)	(2,185,741)	(101,495)	(2,023,959)
Net increase (decrease)	(2,179,739)	$(41,336,927)	1,397,664	$19,637,160	(94,866)	$(1,599,444)	34,474	$223,108
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	15,743	$239,556	19,564	$348,238
Reinvested dividends	9,610	180,767	74,480	1,208,476
Shares redeemed	(77,336)	(1,407,455)	(90,299)	(1,801,547)
Net increase (decrease)	(51,983)	$(987,132)	3,745	$(244,833)
	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	126	$1,484	7,841	$116,733	4,649,896	$62,961,962	3,667,506	$51,769,854
Reinvested dividends	337	4,689	2,458	28,926	434,748	6,021,253	1,328,234	15,620,036
Shares redeemed	(324)	(4,454)	(9,574)	(113,209)	(1,016,333)	(13,890,906)	(1,252,717)	(17,764,667)
Net increase (decrease)	139	$1,719	725	$32,450	4,068,311	$55,092,309	3,743,023	$49,625,223
	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,505	$180,309	24,275	$233,304	2,280,260	$23,696,971	2,174,989	$24,310,642
Reinvested dividends	2,933	30,712	2,666	24,207	2,218,199	23,246,723	8,204,489	74,578,805
Shares redeemed	(36,597)	(331,087)	(2,362)	(27,847)	(5,983,582)	(61,528,671)	(7,793,728)	(87,984,894)
Net increase (decrease)	(16,159)	$(120,066)	24,579	$229,664	(1,485,123)	$(14,584,977)	2,585,750	$10,904,553

	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,307	$90,000	1,615,973	$16,990,903	1,674,533	$18,516,223
Reinvested dividends	1,023	10,832	1,846	17,134	1,270,504	13,454,633	4,612,866	42,807,399
Shares redeemed	(12,296)	(130,823)	(7)	(72)	(4,476,914)	(46,210,781)	(4,518,169)	(50,401,981)
Net increase (decrease)	(11,273)	$(119,991)	11,146	$107,062	(1,590,437)	$(15,765,245)	1,769,230	$10,921,641
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2020		For the year ended March 31, 2019		For the year ended March 31, 2020		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,429	$33,803	—	$—	2,292,151	$22,738,269	2,056,722	$21,522,039
Reinvested dividends	545	5,475	1,715	15,311	786,001	7,899,310	3,223,572	28,786,501
Shares redeemed	(10)	(102)	—	—	(3,065,508)	(30,334,552)	(3,852,341)	(40,084,512)
Net increase (decrease)	3,964	$39,176	1,715	$15,311	12,644	$303,027	1,427,953	$10,224,028

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended March 31, 2020:

Portfolio	Goldman Sachs & Co.	Morgan Stanley
SA Multi-Managed Growth	$—	$96
SA Multi-Managed Moderate Growth	—	147
SA Multi-Managed Income/Equity	—	62
SA Multi-Managed Income	—	32
SA Multi-Managed Large Cap Growth	100	626

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the year ended March 31, 2020, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
American International Group, Inc.	$23,358	$—	$841,091	$34,777	$118,192	$(4,566)	$(310,741)	$442,369

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$166,473	$—	$2,510,367	$5,397,215	$1,650,547	$45,805	$190,811	$6,493,651
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	184,461	—	4,856,754	6,762,168	278,889	8,977	86,281	11,435,291
SA Multi-Managed International Equity Portfolio, Class 1	444,543	1,154,729	14,047,295	5,597,951	3,630,904	304,899	(3,942,879)	12,376,362

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$67,143	$1,770,981	$12,848,864	$5,860,913	$2,891,019	$175,159	$(2,443,293)	$13,550,624
SA Multi-Managed Large Cap Value Portfolio, Class 1	386,574	880,933	16,823,145	5,998,798	6,967,864	(774,760)	(2,615,592)	12,463,727
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	283,364	2,201,914	976,100	260,473	51,152	(584,903)	2,383,790
SA Multi-Managed Mid Cap Value Portfolio, Class 1	43,797	174,896	2,593,604	1,061,566	286,386	(6,992)	(928,410)	2,433,382
SA Multi-Managed Small Cap Portfolio, Class 1	7,113	226,924	2,222,977	966,707	75,277	12,892	(961,798)	2,165,501
SA Wellington Real Return Portfolio, Class 1	19,938	—	4,090,617	1,769,511	2,388,125	(28,011)	82,473	3,526,465
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	3,499,597	11,109	(1,263)	(674,898)	2,812,327
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	49	390,497	5,220,935	4,777,386	1,102,742	90,277	(759,538)	8,226,318
SA DFA Ultra Short Bond Portfolio, Class 1	4,749	—	333,130	409,074	164,940	3,437	(1,990)	578,711
SA Emerging Market Equity Index, Class 1	—	—	1,995,871	1,023,956	68,119	(6,286)	(459,879)	2,485,543
SA Federated Corporate Bond Portfolio, Class 1	173,149	—	3,085,128	1,275,077	1,939,107	(12,565)	(49,687)	2,358,846
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	35,784	4,219	—	1,988,515	25,733	(586)	(385,154)	1,577,042
SA Fidelity Institutional International Growth Portfolio, Class 1	20,723	5,837	—	6,033,605	121,567	5,963	(401,690)	5,516,311
SA Fixed Income Index Portfolio, Class 1	16,256	—	8,099,838	2,899,860	6,180,103	411,861	272,280	5,503,736
SA Fixed Income Intermediate Index Portfolio, Class 1	2,634	—	1,252,033	3,965,851	1,359,558	83,919	96,318	4,038,563
SA Franklin Small Company Value Portfolio, Class 1	15,442	231,694	1,239,000	834,333	445,134	(129,678)	(381,017)	1,117,504
SA Franklin US Equity Small Beta Portfolio, Class 1	7,825	—	—	2,148,059	28,823	885	(302,707)	1,817,414
SA International Index Portfolio, Class 1	5,916	—	4,772,328	1,885,155	963,153	(60,861)	(751,062)	4,882,407
SA Invesco Growth Opportunities Portfolio, Class 1	—	164,000	1,577,992	622,785	746,217	61,015	(415,363)	1,100,212
SA Janus Focused Growth Portfolio, Class 1	611	128,676	2,206,946	2,773,882	438,164	80,860	(516,402)	4,107,122
SA JPMorgan Emerging Markets Portfolio, Class 1	73,831	—	2,477,701	1,043,774	495,647	48,957	(569,678)	2,505,107
SA JPMorgan Equity-Income Portfolio, Class 1	251,807	690,263	8,148,347	3,960,362	862,573	22,928	(2,432,494)	8,836,570

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA JPMorgan MFS Core Bond Portfolio, Class 1	$187,010	$—	$2,984,967	$5,585,756	$830,849	$18,731	$62,214	$7,820,819
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	225,583	2,543,479	1,063,319	859,375	84,393	(374,870)	2,456,946
SA Large Cap Growth Index Portfolio, Class 1	1,990	1,697	4,333,150	2,192,974	3,086,486	680,309	(475,909)	3,644,038
SA Large Cap Index Portfolio, Class 1	6,157	38,144	11,349,168	4,557,108	612,784	93,355	(1,445,248)	13,941,599
SA Large Cap Value Index Portfolio, Class 1	2,486	3,020	4,405,692	1,362,891	976,910	35,212	(671,320)	4,155,565
SA Legg Mason BW Large Cap Value Portfolio, Class 1	154,063	629,970	3,212,530	6,184,097	143,662	(10,197)	(2,405,784)	6,836,984
SA MFS Blue Chip Growth, Class 1	49,531	862,420	6,454,450	2,904,034	4,396,130	553,198	(861,789)	4,653,763
SA Mid Cap Index Portfolio, Class 1	—	4,524	2,451,027	940,120	1,167,077	21,024	(543,266)	1,701,828
SA Morgan Stanley International Equities Portfolio, Class 1	189,232	286,058	4,825,527	4,696,891	177,971	(10,314)	(1,538,198)	7,795,935
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	93,798	830,190	6,002,665	2,929,626	403,615	5,547	(1,626,713)	6,907,510
SA PineBridge High-Yield Bond Portfolio, Class 1	137,067	—	1,776,228	988,236	368,844	(12,010)	(237,411)	2,146,199
SA Putnam International Growth and Income Portfolio, Class 1	126,028	215,447	3,609,309	2,232,462	477,787	(189,408)	(1,109,188)	4,065,388
SA Small Cap Index Portfolio, Class 1	—	—	4,664,290	1,246,864	3,110,820	(150,097)	(602,294)	2,047,943
	$2,876,180	$9,204,066	$161,217,268	$110,416,578	$49,994,483	$1,507,727	$(30,680,047)	$192,467,043

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$558,403	$—	$12,057,200	$12,150,931	$2,095,643	$36,896	$891,604	$23,040,988
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,250,141	—	47,780,997	3,447,698	13,168,090	465,038	1,118,589	39,644,232
SA Multi-Managed International Equity Portfolio, Class 1	763,619	1,983,550	30,197,392	4,209,969	9,039,908	93,424	(5,860,025)	19,600,852
SA Multi-Managed Large Cap Growth Portfolio, Class 1	124,651	3,287,795	30,600,596	4,279,365	7,835,116	925,195	(4,486,011)	23,484,029
SA Multi-Managed Large Cap Value Portfolio, Class 1	772,930	1,761,369	39,037,694	3,306,419	15,321,970	(430,436)	(5,012,522)	21,579,185

SA Allocation Moderate Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$475,483	$4,624,815	$815,406	$486,782	$23,640	$(882,834)	$4,094,245
SA Multi-Managed Mid Cap Value Portfolio, Class 1	73,818	294,781	6,213,614	892,600	1,631,096	154,047	(1,724,443)	3,904,722
SA Multi-Managed Small Cap Portfolio, Class 1	12,562	400,780	5,012,417	515,643	548,176	(31,673)	(1,520,975)	3,427,236
SA Wellington Real Return Portfolio, Class 1	75,987	—	19,808,004	1,887,394	9,927,017	(163,891)	422,770	12,027,260
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	6,427,125	100,607	(19,698)	(1,175,744)	5,131,076
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	93	739,700	12,051,142	5,582,302	2,472,442	256,260	(1,243,335)	14,173,927
SA DFA Ultra Short Bond Portfolio, Class 1	42,817	—	2,303,928	257,779	743,391	7,167	(10,169)	1,815,314
SA Emerging Market Equity Index, Class 1	—	—	4,587,495	619,870	485,277	(44,769)	(789,248)	3,888,071
SA Federated Corporate Bond Portfolio, Class 1	501,148	—	16,340,022	994,787	8,718,068	(423,152)	201,098	8,394,687
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	71,614	8,443	—	3,859,327	186,911	(12,260)	(690,376)	2,969,780
SA Fidelity Institutional International Growth Portfolio, Class 1	37,309	10,510	—	11,288,843	1,100,518	60,464	(810,300)	9,438,489
SA Fixed Income Index Portfolio, Class 1	48,032	—	24,177,551	468,352	8,774,854	435,244	1,578,483	17,884,776
SA Fixed Income Intermediate Index Portfolio, Class 1	10,998	—	6,593,704	7,587,177	1,433,202	81,818	573,660	13,403,157
SA Franklin Small Company Value Portfolio, Class 1	32,517	487,896	3,806,645	937,356	1,865,162	(449,805)	(430,108)	1,998,926
SA Franklin US Equity Small Beta Portfolio, Class 1	15,414	—	—	4,036,971	180,487	37	(539,426)	3,317,095
SA International Index Portfolio, Class 1	10,206	—	10,371,690	511,538	1,575,225	(84,450)	(1,250,965)	7,972,588
SA Invesco Growth Opportunities Portfolio, Class 1	—	311,335	3,979,587	470,033	1,889,080	139,125	(735,665)	1,964,000
SA Janus Focused Growth Portfolio, Class 1	1,196	252,003	4,696,483	4,056,397	947,147	166,553	(841,926)	7,130,360
SA JPMorgan Emerging Markets Portfolio, Class 1	141,377	—	5,716,643	581,723	1,572,097	187,984	(1,038,166)	3,876,087
SA JPMorgan Equity-Income Portfolio, Class 1	469,208	1,286,212	18,496,520	3,401,408	2,473,377	12,648	(4,047,237)	15,389,962
SA JPMorgan MFS Core Bond Portfolio, Class 1	806,652	—	18,603,391	11,747,392	3,014,558	26,145	547,854	27,910,224

SA Allocation Moderate Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA JPMorgan Mid Cap Growth Portfolio, Class 1	$—	$397,753	$5,502,701	$491,192	$1,389,227	$105,346	$(588,987)	$4,121,025
SA Large Cap Growth Index Portfolio, Class 1	3,226	2,751	8,759,261	1,813,292	4,351,011	947,431	(694,740)	6,474,233
SA Large Cap Index Portfolio, Class 1	12,018	74,461	29,568,504	1,152,997	4,914,266	652,300	(2,433,832)	24,025,703
SA Large Cap Value Index Portfolio, Class 1	4,540	5,514	8,523,073	1,148,611	1,496,336	88,201	(1,166,909)	7,096,640
SA Legg Mason BW Large Cap Value Portfolio, Class 1	286,201	1,170,290	8,068,038	9,307,206	1,082,888	(105,300)	(4,172,767)	12,014,289
SA MFS Blue Chip Growth, Class 1	98,026	1,706,822	16,486,888	2,343,030	10,483,009	1,274,452	(1,543,801)	8,077,560
SA Mid Cap Index Portfolio, Class 1	—	8,263	4,746,958	1,076,585	1,967,627	82,246	(1,033,331)	2,904,831
SA Morgan Stanley International Equities Portfolio, Class 1	362,244	547,598	13,166,497	3,849,224	1,422,982	(97,578)	(2,829,646)	12,665,515
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	169,901	1,503,774	14,083,596	2,893,445	2,310,347	14,592	(2,553,010)	12,128,276
SA PineBridge High-Yield Bond Portfolio, Class 1	517,074	—	9,264,773	1,552,909	3,065,865	2,179	(835,385)	6,918,611
SA Putnam International Growth and Income Portfolio, Class 1	229,640	392,577	6,626,786	3,873,241	2,370,773	(262,266)	(1,632,724)	6,234,264
SA Small Cap Index Portfolio, Class 1	—	—	11,210,837	155,030	6,622,706	(262,914)	(959,338)	3,520,909
	$7,503,562	$17,109,660	$463,065,442	$123,990,567	$139,063,238	$3,850,240	$(48,199,887)	$403,643,124

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$427,414	$—	$9,601,795	$10,096,554	$2,069,341	$38,039	$727,559	$18,394,606
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,068,019	—	39,202,919	3,167,535	11,523,075	305,493	1,016,037	32,168,909
SA Multi-Managed International Equity Portfolio, Class 1	401,886	1,043,925	16,680,179	2,233,529	6,944,139	61,780	(3,014,326)	9,017,023
SA Multi-Managed Large Cap Growth Portfolio, Class 1	70,988	1,872,385	19,625,652	3,331,982	8,352,335	1,093,267	(2,743,072)	12,955,494
SA Multi-Managed Large Cap Value Portfolio, Class 1	413,632	942,592	22,209,571	2,778,186	9,718,800	(381,944)	(2,488,310)	12,398,703

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$309,491	$3,007,393	$399,501	$554,625	$50,571	$(576,842)	$2,325,998
SA Multi-Managed Mid Cap Value Portfolio, Class 1	39,880	159,254	3,698,986	301,342	1,107,921	(195,247)	(635,430)	2,061,730
SA Multi-Managed Small Cap Portfolio, Class 1	6,986	222,869	2,787,002	321,402	383,693	23,453	(882,447)	1,865,717
SA Wellington Real Return Portfolio, Class 1	60,778	—	15,844,966	2,066,295	8,360,891	(168,965)	374,126	9,755,531
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	3,648,557	96,546	(22,957)	(632,390)	2,896,664
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	54	428,421	6,758,747	3,205,353	1,540,243	154,598	(653,864)	7,924,591
SA DFA Ultra Short Bond Portfolio, Class 1	29,144	—	1,568,532	582,557	626,673	5,967	(7,641)	1,522,742
SA Emerging Market Equity Index, Class 1	—	—	2,619,136	283,657	351,955	(37,762)	(407,445)	2,105,631
SA Federated Corporate Bond Portfolio, Class 1	404,635	—	13,384,418	984,370	7,423,697	(352,147)	180,541	6,773,485
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	42,365	4,995	—	2,190,427	164,729	(16,241)	(404,049)	1,605,408
SA Fidelity Institutional International Growth Portfolio, Class 1	22,239	6,265	—	6,455,147	1,316,157	64,019	(381,780)	4,821,229
SA Fixed Income Index Portfolio, Class 1	39,791	—	19,995,320	609,279	7,980,048	422,859	1,251,803	14,299,213
SA Fixed Income Intermediate Index Portfolio, Class 1	12,763	—	7,648,643	5,900,439	3,300,098	203,274	438,183	10,890,441
SA Franklin Small Company Value Portfolio, Class 1	16,610	249,282	1,134,293	908,206	677,448	(210,069)	(334,939)	820,043
SA Franklin US Equity Small Beta Portfolio, Class 1	8,676	—	—	2,399,484	210,707	494	(286,728)	1,902,543
SA International Index Portfolio, Class 1	4,331	—	1,745,323	2,791,165	880,111	(60,340)	(649,037)	2,947,000
SA Invesco Growth Opportunities Portfolio, Class 1	—	160,793	1,539,339	203,822	482,677	26,961	(351,041)	936,404
SA Janus Focused Growth Portfolio, Class 1	617	130,035	2,318,431	2,479,141	524,223	21,367	(417,259)	3,877,457
SA JPMorgan Emerging Markets Portfolio, Class 1	68,052	—	2,935,661	339,333	860,357	85,603	(532,479)	1,967,761
SA JPMorgan Equity-Income Portfolio, Class 1	258,106	707,531	10,305,944	2,684,888	2,084,175	(18,399)	(2,128,513)	8,759,745

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA JPMorgan MFS Core Bond Portfolio, Class 1	$625,875	$—	$14,817,491	$9,993,859	$3,039,537	$22,168	$399,867	$22,193,848
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	230,752	3,005,434	367,461	876,974	73,322	(320,885)	2,248,358
SA Large Cap Growth Index Portfolio, Class 1	1,713	1,461	4,639,454	1,160,163	2,367,607	496,166	(395,702)	3,532,474
SA Large Cap Index Portfolio, Class 1	6,262	38,799	14,879,266	1,947,077	2,448,253	295,137	(1,423,197)	13,250,030
SA Large Cap Value Index Portfolio, Class 1	2,454	2,981	4,540,048	1,219,410	1,112,099	55,634	(686,563)	4,016,430
SA Legg Mason BW Large Cap Value Portfolio, Class 1	152,137	622,093	5,941,928	3,656,073	898,511	(111,159)	(2,040,643)	6,547,688
SA MFS Blue Chip Growth, Class 1	54,077	941,582	9,045,524	1,497,480	6,029,269	705,935	(838,706)	4,380,964
SA Mid Cap Index Portfolio, Class 1	—	4,479	2,199,474	1,096,591	946,661	37,211	(634,167)	1,752,448
SA Morgan Stanley International Equities Portfolio, Class 1	185,896	281,015	6,061,150	2,205,888	871,565	(79,143)	(1,357,522)	5,958,808
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	99,527	880,906	8,147,687	1,833,578	2,060,757	152	(1,344,311)	6,576,349
SA PineBridge High-Yield Bond Portfolio, Class 1	418,501	—	7,378,355	1,649,968	2,543,465	(31,387)	(686,065)	5,767,406
SA Putnam International Growth and Income Portfolio, Class 1	116,905	199,852	2,829,550	2,467,164	492,606	(87,353)	(1,121,574)	3,595,181
SA Small Cap Index Portfolio, Class 1	—	—	7,108,910	147,269	4,337,025	(190,914)	(577,814)	2,150,426
	$5,060,313	$9,441,758	$295,206,521	$89,604,132	$105,558,993	$2,279,443	$(24,566,625)	$256,964,478

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$402,257	$—	$9,288,277	$10,614,447	$1,565,101	$32,335	$746,854	$19,116,812
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,187,374	—	40,650,734	4,652,172	13,225,280	522,250	901,746	33,501,622
SA Multi-Managed International Equity Portfolio, Class 1	179,724	466,846	8,426,223	1,088,523	3,768,660	288,092	(1,645,201)	4,388,977
SA Multi-Managed Large Cap Growth Portfolio, Class 1	36,374	959,393	9,421,725	2,391,542	3,239,742	368,372	(1,337,208)	7,604,689

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA Multi-Managed Large Cap Value Portfolio, Class 1	$228,690	$521,143	$11,426,639	$2,072,624	$4,906,661	$(248,665)	$(1,438,274)	$6,905,663
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	178,145	1,673,164	413,692	312,799	30,796	(329,034)	1,475,819
SA Multi-Managed Mid Cap Value Portfolio, Class 1	22,208	88,685	1,918,944	779,693	885,836	(135,659)	(356,375)	1,320,767
SA Multi-Managed Small Cap Portfolio, Class 1	3,507	111,897	1,520,330	220,018	327,409	(25,904)	(413,567)	973,468
SA Wellington Real Return Portfolio, Class 1	61,894	—	15,575,099	2,394,719	7,850,509	(137,537)	356,553	10,338,325
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	2,098,028	42,384	(8,311)	(363,622)	1,683,711
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	31	247,357	3,925,454	1,828,403	891,242	92,986	(348,451)	4,607,150
SA DFA Ultra Short Bond Portfolio, Class 1	31,570	—	1,639,425	473,479	180,800	2,269	(4,547)	1,929,826
SA Emerging Market Equity Index, Class 1	—		1,490,964	154,801	161,605	(16,709)	(251,530)	1,215,921
SA Federated Corporate Bond Portfolio, Class 1	457,600	—	13,040,730	1,101,379	6,655,676	(272,424)	112,552	7,326,561
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	22,362	2,636	—	1,212,285	67,183	(5,263)	(216,135)	923,704
SA Fidelity Institutional International Growth Portfolio, Class 1	15,892	4,477	—	4,331,119	542,742	34,799	(257,202)	3,565,974
SA Fixed Income Index Portfolio, Class 1	39,174	—	19,053,580	2,510,172	8,290,513	389,056	1,223,627	14,885,922
SA Fixed Income Intermediate Index Portfolio, Class 1	10,201	—	5,914,071	7,599,009	2,663,344	147,467	448,545	11,445,748
SA Franklin Small Company Value Portfolio, Class 1	9,329	139,972	657,479	539,802	377,190	(113,614)	(183,992)	522,485
SA Franklin US Equity Small Beta Portfolio, Class 1	5,747	—	—	1,601,651	77,884	(925)	(198,922)	1,323,920
SA International Index Portfolio, Class 1	1,494	—	1,467,404	100,648	354,222	(21,387)	(160,206)	1,032,237
SA Invesco Growth Opportunities Portfolio, Class 1	—	89,752	1,164,437	151,402	595,929	50,937	(226,769)	544,078
SA Janus Focused Growth Portfolio, Class 1	300	63,107	1,137,289	1,536,817	152,003	22,222	(259,903)	2,284,422
SA JPMorgan Emerging Markets Portfolio, Class 1	34,361	—	1,483,957	213,381	541,017	(9,428)	(196,779)	950,114
SA JPMorgan Equity-Income Portfolio, Class 1	143,402	393,098	5,693,995	1,850,981	1,195,277	12,733	(1,236,174)	5,126,258

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2020
SA JPMorgan MFS Core Bond Portfolio, Class 1	$610,934	$—	$14,404,600	$10,553,901	$2,173,961	$18,796	$356,811	$23,160,147
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	127,264	1,796,149	358,326	674,210	59,608	(186,209)	1,353,664
SA Large Cap Growth Index Portfolio, Class 1	1,302	1,110	3,418,495	759,819	2,328,496	508,464	(275,702)	2,082,580
SA Large Cap Index Portfolio, Class 1	3,323	20,591	7,500,093	2,073,378	1,137,688	150,390	(881,837)	7,704,336
SA Large Cap Value Index Portfolio, Class 1	1,414	1,718	3,341,261	209,072	1,043,798	92,466	(353,117)	2,245,884
SA Legg Mason BW Large Cap Value Portfolio, Class 1	86,909	355,374	2,757,279	2,796,690	361,581	(41,673)	(1,219,181)	3,931,534
SA MFS Blue Chip Growth, Class 1	28,229	491,519	4,864,824	1,065,909	3,252,400	389,657	(460,486)	2,607,504
SA Mid Cap Index Portfolio, Class 1	—	2,384	1,125,432	792,442	571,536	14,875	(344,860)	1,016,353
SA Morgan Stanley International Equities Portfolio, Class 1	111,958	169,245	3,504,404	1,613,006	418,331	(33,862)	(829,317)	3,835,900
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	54,152	479,298	4,456,227	1,182,588	900,428	3,135	(809,088)	3,932,434
SA PineBridge High-Yield Bond Portfolio, Class 1	383,490	—	6,473,533	2,306,182	2,079,516	(26,249)	(699,925)	5,974,025
SA Putnam International Growth and Income Portfolio, Class 1	65,995	112,822	1,752,846	1,369,567	230,040	(36,881)	(634,559)	2,220,933
SA Small Cap Index Portfolio, Class 1	—	—	3,949,602	204,348	2,308,326	(115,912)	(373,651)	1,356,061
	$4,241,197	$5,027,833	$215,914,665	$77,216,015	$76,351,319	$1,981,302	$(12,345,135)	$206,415,528

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolios' net assets.

At March 31, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.77%	98.23%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.56	99.44	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.59	99.41	—	—	—	—	—	—
SA Multi-Managed Income	0.96	99.04	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	3.11	96.89	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.21	20.66	0.46	0.76	1.39	0.79	75.73	—
SA Multi-Managed Large Cap Growth	0.15	10.22	1.77	3.16	5.47	3.02	43.16	33.05
SA Multi-Managed Large Cap Value	0.04	5.05	1.18	2.14	3.70	2.13	49.11	36.65

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Mid Cap Growth	0.31%	17.49%	0.80%	1.29%	2.22%	1.26%	43.86%	32.77%
SA Multi-Managed Mid Cap Value	0.21	15.47	0.78	1.44	2.31	1.22	55.05	23.52
SA Multi-Managed Small Cap	0.22	11.48	0.60	1.34	2.13	1.16	36.67	46.40
SA Multi-Managed International Equity	0.18	8.27	1.52	4.29	6.79	3.12	50.97	24.86
SA Multi-Managed Diversified Fixed Income	0.07	3.63	3.73	1.27	4.42	3.59	64.80	18.49
SA Wellington Real Return	3.08	53.55	1.73	0.59	2.01	1.63	27.52	9.89
SA Columbia Focused Value	0.11	7.79	—	—	—	—	65.13	26.97
SA Allocation Growth	6.42	93.58	—	—	—	—	—	—
SA Allocation Moderate Growth	6.38	93.62	—	—	—	—	—	—
SA Allocation Moderate	7.14	92.86	—	—	—	—	—	—
SA Allocation Balanced	8.87	91.13	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2020, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	11	$442	$418,182	3.13%
SA Multi-Managed Moderate Growth	12	571	512,500	2.37
SA Multi-Managed Income/Equity	5	236	565,000	3.36
SA Multi-Managed Income	5	122	325,000	3.36
SA Putnam Asset Allocation Diversified Growth	2	1,401	8,575,000	2.94
SA Multi-Managed Large Cap Growth	51	2,025	441,667	3.03
SA Multi-Managed Large Cap Value	72	3,362	554,514	2.95
SA Multi-Managed Mid Cap Growth	5	60	14,000	3.11
SA Multi-Managed Mid Cap Value	30	476	180,000	3.08
SA Multi-Managed Small Cap	1	260	3,175,000	2.95
SA Multi-Managed International Equity	38	2,099	646,711	2.62
SA Multi-Managed Diversified Fixed Income	5	478	1,465,000	2.35

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Wellington Real Return	10	$12,407	$14,252,500	2.69%
SA Columbia Focused Value	3	188	691,667	3.46

As of March 31, 2020, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$467,600	$—	$—
SA Multi-Managed Large Cap Value	1,999,877	1,284,070	93,528
SA Multi-Managed Mid Cap Growth	—	47,561	331
SA Multi-Managed Mid Cap Value	126,333	119,053	58,995

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2020, none of the Portfolios participated in this program.

Note 13.  Other Matter:  An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/16	$19.31	$0.10	$(0.64)	$(0.54)	$(0.12)	$(2.76)	$(2.88)	$15.89	(2.79)%	$10,696	1.19%		0.56%		51%
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	(2)	0.06	(2)	97
SA Multi-Managed Growth Portfolio Class 2
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(2)	(0.09	)(2)	97
SA Multi-Managed Growth Portfolio Class 3
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(2)	(0.19	)(2)	97

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/16	$15.05	$0.14	$(0.46)	$(0.32)	$(0.20)	$(2.10)	$(2.30)	$12.43	(2.00)%	$10,538	1.04%		1.01%		48%
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	(2)	0.66	(2)	84
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	(2)	0.50	(2)	84
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	(2)	0.41	(2)	84

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/16	$12.61	$0.19	$(0.22)	$(0.03)	$(0.27)	$(1.30)	$(1.57)	$11.01	(0.11)%	$9,748	1.02%		1.60%		45%
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08		1.40		62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(2)	1.71	(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(2)	1.22	(2)	77
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23		1.25		62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(2)	1.56	(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(2)	1.07	(2)	77
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33		1.15		62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(2)	1.46	(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(2)	0.97	(2)	77

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/16	$12.10	$0.24	$(0.22)	$0.02	$(0.28)	$(0.82)	$(1.10)	$11.02	0.29%	$6,841	1.01%		2.01%		46%
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09		1.74		62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(2)	2.07	(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(2)	1.67	(2)	63
SA Multi-Managed Income Portfolio Class 2
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24		1.59		62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(2)	1.92	(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(2)	1.52	(2)	63
SA Multi-Managed Income Portfolio Class 3
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34		1.49		62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(2)	1.82	(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(2)	1.41	(2)	63

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20
Multi-Managed Income Portfolio Class 1	0.02%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/16	$13.99	$0.19	$(0.85)	$(0.66)	$(0.43)	$(1.42)	$(1.85)	$11.48	(4.69)%	$17,363	0.98%	1.46%	94%
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04	1.41	106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96	1.49	69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	1.47	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91	1.68	66
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13	1.31	94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19	1.26	106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	1.33	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	1.32	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06	1.54	66
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23	1.21	94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29	1.16	106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	1.24	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	1.23	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16	1.42	66

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.12%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.12	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.12	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/16	$25.28	$(0.05)	$(0.22)	$(0.27)	$—	$(1.80)	$(1.80)	$23.21	(1.32)%	$387,062	0.87	%(1)	(0.19	)%(1)	43%
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(1)	(0.04	)(1)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(1)	(0.34	)(1)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(1)	(0.44	)(1)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/16	$13.80	$0.07	$(0.07)	$(0.00)	$(0.07)	$(1.28)	$(1.35)	$12.45	(0.04)%	$244,613	0.83%		0.53%		46%
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81		0.49		36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(2)	0.44	(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(2)	0.23	(2)	69
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96		0.34		36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(2)	0.28	(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(2)	0.08	(2)	69
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06		0.24		36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(2)	0.19	(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(2)	(0.02	)(2)	69

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/16	$17.04	$0.30	$(0.87)	$(0.57)	$(0.23)	$(0.87)	$(1.10)	$15.37	(3.19)%	$771,124	0.78%	1.87%	62%
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78	1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78	1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79	1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	1.80	62
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93	1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	1.64	62
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02	1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.54	62
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94	(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	(0.19)	47
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09	(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	(0.34)	47
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18	(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	(0.44)	47

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/16	$20.42	$0.19	$(1.53)	$(1.34)	$(0.11)	$(3.15)	$(3.26)	$15.82	(5.94)%	$233,605	0.91%		1.05%		67%
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
SA Multi-Managed Small Cap Portfolio Class 1
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(2)	0.19	(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96		0.24		65
SA Multi-Managed Small Cap Portfolio Class 2
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(2)	0.03	(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11		0.10		65
SA Multi-Managed Small Cap Portfolio Class 3
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(2)	(0.07	)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21		(0.01)		65

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed Mid Cap Value Class 1	0.01%	0.00%	0.00%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.01	0.00	0.00	—	—
SA Multi-Managed Mid Cap Value Class 3	0.01	0.01	0.00	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/16	$8.81	$0.13	$(1.00)	$(0.87)	$(0.11)	$—	$(0.11)	$7.83	(9.94)%	$500,027	0.92	%(1)(2)	1.63	%(1)(2)	28%
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.04	(2)	1.88	(2)	20
SA Multi-Managed International Equity Portfolio Class 2
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.19	(2)	1.61	(2)	20
SA Multi-Managed International Equity Portfolio Class 3
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.29	(2)	1.53	(2)	20
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69		2.49		45
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84		2.34		45
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94		2.24		45

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/16	$9.94	$0.01	$0.01	$0.02	$(0.41)	$—	$(0.41)	$9.55	0.24%	$156,274	0.63%		0.09%		32%
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96	(1)	23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	(1)	1.24	(1)	22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	(1)	2.09	(1)	31
SA Wellington Real Return Portfolio Class 3
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72	(1)	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	(1)	1.02	(1)	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	(1)	1.74	(1)	31

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/17	03/31/18	03/31/19	03/31/20
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/16	$18.01	$0.25	$(1.12)	$(0.87)	$(0.17)	$(0.16)	$(0.33)	$16.81	(4.81)%	$285,988	0.81%	1.45%	110%
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71	1.35	13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71	1.51	4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72	2.95	16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73	1.77	12
SA Columbia Focused Value Portfolio Class 2
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	1.28	110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	1.20	13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88	1.62	12
SA Columbia Focused Value Portfolio Class 3
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	1.19	110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	1.11	13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98	1.52	12

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Columbia Focused Value Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17	03/31/18	03/31/19	03/31/20
SA Columbia Focused Value Portfolio Class 1	0.23%	0.31%	0.32%	0.32%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.22	0.31	0.32	0.32	0.32
SA Columbia Focused Value Portfolio Class 3	0.22	0.31	0.32	0.32	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15	(2)	1.27	(2)	68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15	(2)	2.32	(2)	20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15	(2)	1.29	(2)	26
SA Allocation Growth Portfolio Class 3
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	(2)	1.14	(2)	68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	(2)	1.55	(2)	20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40	(2)	1.09	(2)	26
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	(2)	1.51	(2)	57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	(2)	1.42	(2)	18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12	(2)	1.67	(2)	22
SA Allocation Moderate Growth Portfolio Class 3
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	(2)	1.29	(2)	57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	(2)	1.67	(2)	18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37	(2)	1.25	(2)	22
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12	(2)	1.61	(2)	60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13	(2)	1.77	(2)	19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13	(2)	1.90	(2)	26
SA Allocation Moderate Portfolio Class 3
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	(2)	1.35	(2)	60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	(2)	1.79	(2)	19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38	(2)	1.33	(2)	26
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	(2)	1.77	(2)	60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	(2)	2.29	(2)	22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14	(2)	1.76	(2)	31
SA Allocation Balanced Portfolio Class 3
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	(2)	1.53	(2)	60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	(2)	2.01	(2)	22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39	(2)	1.52	(2)	31

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/16	03/31/17		03/31/18	03/31/19	03/31/20
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01	0.01	0.01
SA Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Moderate Portfolio Class 3	0.01	0.01		0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the nineteen funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (constituting Seasons Series Trust, hereafter collectively referred to as the "Portfolios") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio (1)

SA Allocation Growth Portfolio (1)

SA Allocation Moderate Growth Portfolio (1)

SA Allocation Moderate Portfolio (1)

SA Columbia Focused Value Portfolio (2)

SA Multi-Managed Diversified Fixed Income Portfolio (2)

SA Multi-Managed Growth Portfolio (2)

SA Multi-Managed Income/Equity Portfolio (2)

SA Multi-Managed Income Portfolio (2)

SA Multi-Managed International Equity Portfolio (2)

SA Multi-Managed Large Cap Growth Portfolio (2)

SA Multi-Managed Large Cap Value Portfolio (2)

SA Multi-Managed Mid Cap Growth Portfolio (2)

SA Multi-Managed Mid Cap Value Portfolio (2)

SA Multi-Managed Moderate Growth Portfolio (2)

SA Multi-Managed Small Cap Portfolio (2)

SA Putnam Asset Allocation Diversified Growth Portfolio (2)

SA T. Rowe Price Growth Stock Portfolio (2)

SA Wellington Real Return Portfolio (2)

(1)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein

(2)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 28, 2020

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited)

At a meeting held on October 3, 2019, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), J.P. Morgan Investment Management Inc. ("JPMorgan"), Massachusetts Financial Services Company ("MFS"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), Schroder Investment Management North America Inc. ("SIMNA"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2019 from Broadridge and performance information as of June 30, 2019 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio's overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

•  SA Allocation Balanced Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three- and ten-year periods and below that index for the five-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the medians for the five- and ten-year periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and slightly below that index for the five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Allocation Moderate Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo has contractually agreed to waive 1 basis point of the advisory fee.

  The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for one-year period but below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SAAMCo assumed full control of the Portfolio in July 2015.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management's discussion of the Portfolio's fees and noted that the SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.67% of average daily net assets.

  The Board also considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but below that index for the one- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the three- and five-year periods but below the medians for the one- and ten-year periods. The Board took account of management's discussion of the Portfolio's performance.

•  SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board also considered that the Portfolio performed above its benchmark index for the one- and five-year periods but below that index for the three- and ten-year periods. The Board noted that the Portfolio performed above the median of

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Adviser reallocated the directly-managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio.

•  SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, Morgan Stanley Investment Management Inc. ("MSIM"), and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the three-, five- and ten-year periods but below the median for the one-year period. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 3 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that performance was at or above the medians of its Performance Group for the one-, three- and five-year periods and near the median for the ten-year period. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Universe for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed International Equity Portfolio (advised/subadvised by SAAMCo, SIMNA and T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period. The Board considered that the Portfolio is managed by multiple Subadvisers and noted that management replaced one of the Subadvisers in 2014 and another in 2017.

•  SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and MSIM). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Portfolio is managed by multiple Subadvisers and that SAAMCo replaced one Subadviser in May 2019.

•  SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also considered that performance was above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in October 2015.

•  SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods.

•  SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and MFS). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods but below that index for the three-year period. The Board also considered that performance was at or above the medians of the Portfolio's Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•  SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SAAMCo is currently waiving 5 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and PNC Capital Advisors, LLC ("PNC")). The Board considered that the Portfolio's actual management fees and total expenses were slightly

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that at the Meeting management had recommended, and the Board had approved, SIMNA to replace PNC as a Subadviser to the Portfolio.

•  SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SAAMCo is currently waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods but below the index for the one-year period. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the three-, five- and ten-year periods and performed below the median for the one-year period. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but performed below that index for the one-year period. The Board also considered that the Portfolio's performance was at or near the medians of its Performance Group for the three- and ten-year periods but below the medians for the one- and five-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA Wellington Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SAAMCo was voluntarily waiving 5 basis points of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of the Portfolio's Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company's ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("U.S. Life") wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios' Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo's profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2020 (unaudited) (continued)

noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2020 (unaudited)

At a meeting held on October 3, 2019 (the "Meeting"), the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved a subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and Schroder Investment Management North America Inc. ("SIMNA") with respect to the SA Multi-Managed Small Cap Portfolio, a series of the Trust (the "Portfolio"). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SAAMCo and PNC Capital Advisors, LLC ("PNC") with respect to the Portfolio.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreement. Those factors included:

(1) the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services expected to be provided by SIMNA;

(3) the size and structure of the subadvisory fee and any other material payments to SIMNA;

(4) the organizational capability and financial condition of SIMNA and its affiliates;

(5) the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6) the fees to be paid by the Adviser to SIMNA for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of SIMNA and the amounts retained by SAAMCo; and (c) information regarding SIMNA's compliance and regulatory history. The Board also took into account extensive information from SIMNA regarding its services provided to the Trust, which materials the Board reviewed at the Meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust and SunAmerica Series Trust.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and SIMNA in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of SIMNA with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by SIMNA.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by SIMNA. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's assets, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser's style adheres to the prospectus and statement of additional information as well as other

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2020 (unaudited) (continued)

administrative, compliance and legal services or requirements. It was further noted that SAAMCo manages a portion of the Portfolio's assets.

With respect to SIMNA, the Board noted that SIMNA would be responsible for providing investment management services on a day-to-day basis. In such role, SIMNA would (i) manage the investment and reinvestment of the assets of a portion of the Portfolio; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SAAMCo with records concerning its activities; and (iv) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed SIMNA's history, structure and size, and investment experience. The Board considered the personnel of SIMNA that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management's judgment, SIMNA has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of SIMNA that would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered SIMNA's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered SIMNA's risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SIMNA's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by SIMNA and that there was a reasonable basis on which to conclude that SIMNA would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SAAMCo, and determined that these amounts were reasonable in light of the services performed by SAAMCo and SIMNA, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge"), as well as information provided by management. The Board also considered advisory fees received by SIMNA with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and SIMNA with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by SIMNA with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and five other small-cap core funds underlying variable insurance products ("VIPs"), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other small-cap core funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of August 31, 2019, from management and SIMNA. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio's overall performance, performance relative to the Portfolio's benchmark and Morningstar and Broadridge peer

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2020 (unaudited) (continued)

groups, and a subadviser's performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that management was recommending a subadviser change because of an organizational development at PNC that will result in the termination of the Portfolio's investment team. The Board also considered the performance of the SIMNA US Small Cap Equity Composite (the "SIMNA Composite") relative to the Russell 2000 Index. The Board noted that the SIMNA Composite had outperformed the benchmark for the one-, three- and five-year periods ended August 31, 2019 and for four of the previous five calendar years. The Board also noted that the SIMNA Composite had ranked in the top quintile in Morningstar over the one-. three- and five-year trailing periods. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether SIMNA is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board determined that the profitability to SIMNA in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered other potential indirect benefits to SIMNA as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio's assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to SIMNA's profitability, the Board concluded that the potential for economies of scale and other indirect benefits to SIMNA in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and SIMNA as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and PNC with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SIMNA possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 75	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	79	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 81	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	79	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 71	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	79	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).
Gilbert T. Ray Age: 75	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	79

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2018).

Allan L. Sher Age: 88	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	79	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 71	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	79

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee
Sharon French(4) Age: 55	Trustee	2019-	Present	President, Director and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	79	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 51	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2004-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 54	Treasurer	2014-	Present	Senior Vice President, SAAMCo (2014-Present); Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 51	Chief Compliance Officer	2017-	Present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

					N/A	N/A
Kathleen D. Fuentes Age: 51	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 53	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 47	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 59	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 48	Anti-Money Laundering Compliance Officer	2006-	Present	Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present).	N/A	N/A
Timothy Pettee Age: 61	Vice President	2018-	Present	Lead Portfolio Manager, Rules Based Funds (2013-Present); Chief Investment Strategist (2013-Present); Chief Investment Officer, SunAmerica (2003-2013).	N/A	N/A

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (19 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (60 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (4 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Growth Portfolio Class 1	$1.80	$0.11	$—	$1.69	100.00%
SA Multi-Managed Growth Portfolio Class 2	1.77	0.08	—	1.69	100.00
SA Multi-Managed Growth Portfolio Class 3	1.76	0.07	—	1.69	100.00
SA Multi-Managed Moderate Growth Portfolio Class 1	1.20	0.17	—	1.03	57.38
SA Multi-Managed Moderate Growth Portfolio Class 2	1.18	0.15	—	1.03	57.38
SA Multi-Managed Moderate Growth Portfolio Class 3	1.16	0.13	—	1.03	57.38
SA Multi-Managed Income/Equity Portfolio Class 1	0.75	0.24	—	0.51	19.18
SA Multi-Managed Income/Equity Portfolio Class 2	0.73	0.22	—	0.51	19.18
SA Multi-Managed Income/Equity Portfolio Class 3	0.72	0.21	—	0.51	19.18
SA Multi-Managed Income Portfolio Class 1	0.56	0.31	—	0.25	7.95
SA Multi-Managed Income Portfolio Class 2	0.54	0.29	—	0.25	7.95
SA Multi-Managed Income Portfolio Class 3	0.52	0.27	—	0.25	7.95
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.58	0.17	—	0.41	84.79
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.56	0.15	—	0.41	84.79
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.55	0.14	—	0.41	84.79
SA T. Rowe Price Growth Stock Portfolio Class 1	2.04	—	—	2.04	—
SA T. Rowe Price Growth Stock Portfolio Class 2	2.04	—	—	2.04	—
SA T. Rowe Price Growth Stock Portfolio Class 3	2.04	—	—	2.04	—
SA Multi-Managed Large Cap Growth - Class 1	1.95	0.07	—	1.88	98.33
SA Multi-Managed Large Cap Growth - Class 2	1.93	0.05	—	1.88	98.33
SA Multi-Managed Large Cap Growth - Class 3	1.91	0.03	—	1.88	98.33
SA Multi-Managed Large Cap Value - Class 1	1.30	0.40	0.09	0.81	76.36
SA Multi-Managed Large Cap Value - Class 2	1.27	0.37	0.09	0.81	76.36
SA Multi-Managed Large Cap Value - Class 3	1.25	0.35	0.09	0.81	76.36
SA Multi-Managed Mid Cap Growth Portfolio Class 1	2.07	—	0.03	2.04	100.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	2.07	—	0.03	2.04	100.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	2.07	—	0.03	2.04	100.00

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Mid Cap Value Portfolio Class 1	$1.10	$0.22	$0.11	$0.77	86.61%
SA Multi-Managed Mid Cap Value Portfolio Class 2	1.07	0.19	0.11	0.77	86.61
SA Multi-Managed Mid Cap Value Portfolio Class 3	1.06	0.18	0.11	0.77	86.61
SA Multi-Managed Small Cap Portfolio Class 1	1.14	0.03	—	1.11	100.00
SA Multi-Managed Small Cap Portfolio Class 2	1.12	0.01	—	1.11	100.00
SA Multi-Managed Small Cap Portfolio Class 3	1.11	—	—	1.11	100.00
SA Multi-Managed International Equity Portfolio Class 1	1.08	0.30	0.09	0.69	0.92
SA Multi-Managed International Equity Portfolio Class 2	1.06	0.28	0.09	0.69	0.92
SA Multi-Managed International Equity Portfolio Class 3	1.05	0.27	0.09	0.69	0.92
SA Multi-Managed Diversified Fixed Income Portfolio Class 1	0.38	0.38	—	—	0.01
SA Multi-Managed Diversified Fixed Income Portfolio Class 2	0.36	0.36	—	—	0.01
SA Multi-Managed Diversified Fixed Income Portfolio Class 3	0.34	0.34	—	—	0.01
SA Wellington Real Return Portfolio Class 1	0.04	0.04	—	—	0.10
SA Wellington Real Return Portfolio Class 3	0.03	0.03	—	—	0.10
SA Columbia Focused Value Portfolio Class 1	0.40	0.10	—	0.30	81.17
SA Columbia Focused Value Portfolio Class 2	0.39	0.09	—	0.30	81.17
SA Columbia Focused Value Portfolio Class 3	0.38	0.08	—	0.30	81.17
SA Allocation Growth Portfolio Class 1	0.42	0.01	0.00	0.41	45.87
SA Allocation Growth Portfolio Class 3	0.41	0.00	0.00	0.41	45.87
SA Allocation Moderate Growth Portfolio Class 1	0.57	0.18	0.00	0.39	32.02
SA Allocation Moderate Growth Portfolio Class 3	0.54	0.15	0.00	0.39	32.02
SA Allocation Moderate Portfolio Class 1	0.52	0.18	0.00	0.34	26.80
SA Allocation Moderate Portfolio Class 3	0.50	0.16	0.00	0.34	26.80
SA Allocation Balanced Portfolio Class 1	0.38	0.18	0.00	0.20	18.47
SA Allocation Balanced Portfolio Class 3	0.36	0.16	0.00	0.20	18.47

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2020 were $860,115, $134,179, $242,332, $122,195 and $61,290 respectively. The foreign source income information reporting is $7,560,984, $803,509, $1,437,276, $746,686 and $377,349 respectively.

(This page has been left blank intentionally)

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.  SA Multi-Managed Growth Portfolio

2.  SA Multi-Managed Moderate Growth Portfolio

3.  SA Multi-Managed Income/Equity Portfolio

4.  SA Multi-Managed Income Portfolio

5.  SA Putnam Asset Allocation Diversified Growth Portfolio

6.  SA T. Rowe Price Growth Stock Portfolio

Seasons Select Portfolios

7.  SA Multi-Managed Large Cap Growth Portfolio

8.  SA Multi-Managed Large Cap Value Portfolio

9.  SA Multi-Managed Mid Cap Growth Portfolio

10.  SA Multi-Managed Mid Cap Value Portfolio

11.  SA Multi-Managed Small Cap Portfolio

12.  SA Multi-Managed International Equity Portfolio

13.  SA Multi-Managed Diversified Fixed Income Portfolio

14.  SA Wellington Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.  SA Allocation Growth Portfolio

17.  SA Allocation Moderate Growth Portfolio

18.  SA Allocation Moderate Portfolio

19.  SA Allocation Balanced Portfolio

Asset allocations for each Portfolio, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except SA Wellington Real Return Portfolio) have portions that are actively managed and a portion that is passively managed. The passively managed portion of each Portfolio seeks to track an index or a subset of an index. Each of the remaining portions is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2020. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–4.91%	–5.08%	–5.19%
5-Year	4.32%	4.17%	4.06%
10-Year	7.38%	7.21%	7.11%
Since Inception	7.49%	3.93%	7.44%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 month Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of –4.91% for the 12-month period ending March 31, 2020, compared to a –6.98% return for the S&P 500® Index, a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a –6.50% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The management of the growth component managed by Janus Capital Management LLC transitioned on May 1, 2019 to Morgan Stanley Investment Management. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Underperformance during the period was driven by allocations to securitized sectors, Treasury Inflation Protected Securities (TIPS), and higher-yielding credit. Allocations to non-agency residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), as well as selection within asset-backed securities (ABS) detracted from results, and in aggregate represented the largest negative impact during the period. Security selection within agency mortgage backed securities pass-throughs also detracted from relative results. Positioning in investment grade credit, particularly selection within industrials and financials, contributed favorably to performance over the period, although an allocation to and selection within high yield credit offset a portion of these gains. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on relative performance overall. During the period, the Portfolio used interest rate swaps, which had a negative impact on relative results over the period.

For the period, April 1, 2019 through April 30, 2019 the Portfolio component managed by Janus Capital Management LLC outperformed its benchmark. Stock selection in the information technology and industrial sectors were large drivers of relative outperformance. Stock selection in the materials and consumer discretionary sectors also contributed modestly to relative results. Individual stocks that were large contributors to performance included Microsoft Corp., Amazon.com, Walt Disney Co. and Facebook, Inc., Class A. Stock selection in the communication services sector detracted from relative performance, as did a modest underweight to the financials sector. A small cash position also detracted from relative performance. Individual stocks that were large detractors from performance included Neurocrine Biosciences, Inc., UnitedHealth Group, Inc., Altria Group, Inc. and Merck & Co., Inc.

For the period, May 1, 2019 through March 31, 2020, the Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark. The Portfolio underperformed the benchmark this period due to unfavorable stock selection and sector allocations. The communication services sector was the largest detractor from the Portfolio's relative performance. Both stock selection and an overweight in the sector were disadvantageous, with Twitter, Inc. being the largest detractor both in the sector and across the whole Portfolio. Stock selection and an underweight in information technology were also unfavorable. Workday, Inc., Class A was the biggest detractor in the information technology sector and the second largest detractor in the Portfolio. An overweight to the materials sector was detrimental to relative underperformance as well. Offsetting some of the relative underperformance was a positive contribution from stock selection in industrials, aided by the positive performance of Copart, Inc. along with having no exposure to the poor performance of Boeing Co. Stock selection in consumer discretionary was relatively helpful, mainly through a lack of exposure to the negative performance of specialty retail stocks. The Portfolio did not own any energy stocks, which was beneficial given the sector's significant decline in the period.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the health services and systems, industrial cyclical and pharmaceutical sectors detracted from performance. At the individual stock level, an underweight position in Teladoc Health, Inc. and overweight positions in Abercrombie & Fitch Co., Class A and Wabash National Corp. weighed on results. On the positive side, stock selection in the media, software and services and telecommunications sectors contributed to performance. Overweight positions in Stamps.com, Inc., Forty Seven, Inc. and Generac Holdings, Inc. contributed to performance. As of March 31, 2020, the Portfolio's largest overweight exposures are in the software and services, energy and basic materials sectors. The largest underweight exposures are in the health services and systems, utilities and retail sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–2.64%	–2.81%	–2.92%
5-Year	4.16%	3.99%	3.89%
10-Year	6.64%	6.49%	6.38%
Since Inception	6.99%	4.10%	6.68%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 months Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of –2.64% for the 12-month period ending March 31, 2020, compared to a –6.98% return for the S&P 500® Index, a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a –3.59% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The management of the growth component managed by Janus Capital Management LLC transitioned on May 1, 2019 to Morgan Stanley Investment Management. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Underperformance during the period was driven by allocations to securitized sectors, Treasury Inflation Protected Securities (TIPS), and higher-yielding credit. Allocations to non-agency residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), as well as selection within asset-backed securities (ABS) detracted from results, and in aggregate represented the largest negative impact during the period. Security selection within agency mortgage backed securities pass-throughs also detracted from relative results. Positioning in investment grade credit, particularly selection within industrials and financials, contributed favorably to performance over the period, although an allocation to and selection within high yield credit offset a portion of these gains. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on relative performance overall. During the period, the Portfolio used interest rate swaps and interest rate futures both of which had a negative impact on relative results over the period.

For the period, April 1, 2019 through April 30, 2019 the Portfolio component managed by Janus Capital Management LLC outperformed its benchmark. Stock selection in the information technology and industrial sectors were large drivers of relative outperformance. Stock selection in the materials and consumer discretionary sectors also contributed modestly to relative results. Individual stocks that were large contributors to performance included Microsoft Corp., Amazon.com, Inc., Walt Disney Co. and Facebook, Inc. Stock selection in the communication services sector detracted from relative performance, as did a modest underweight to the financials sector. A small cash position also detracted from relative performance. Individual stocks that were large detractors from performance included Neurocrine Biosciences, Inc. UnitedHealth Group, Inc., Altria Group, Inc. and Merck & Co., Inc.

For the period, May 1, 2019 through March 31, 2020, the Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark. The Portfolio underperformed the benchmark this period due to unfavorable stock selection and sector allocations. The communication services sector was the largest detractor from the Portfolio's relative performance. Both stock selection and an overweight in the sector were disadvantageous, with Twitter being the largest detractor both in the sector and across the whole Portfolio. Stock selection and an underweight in information technology were also unfavorable. Workday, Inc., Class A was the biggest detractor in the information technology sector and the second largest detractor in the Portfolio. An overweight to the materials sector was detrimental to relative underperformance as well. Offsetting some of the relative underperformance was a positive contribution from stock selection in industrials, aided by the positive performance of Copart, Inc. along with having no exposure to the poor performance of Boeing Co. Stock selection in consumer discretionary was relatively helpful, mainly through a lack of exposure to the negative performance of specialty retail stocks. The Portfolio did not own any energy stocks, which was beneficial given the sector's significant decline in the period.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the health services and systems, industrial cyclical and pharmaceutical sectors detracted from performance. At the individual stock level, an underweight position in Teladoc Health, Inc. and overweight positions in Abercrombie & Fitch Co., Class A and Wabash National Corp. weighed on results. On the positive side, stock selection in the media, software and services and telecommunications sectors contributed to performance. Overweight positions in Stamps.com, Inc., Forty Seven, Inc. and Generac Holdings, Inc. contributed to performance. As of March 31, 2020, the Portfolio's largest overweight exposures are in the software and services, energy and basic materials sectors. The largest underweight exposures are in the health services and systems, utilities and retail sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	3.13%	2.96%	2.86%
5-Year	4.49%	4.32%	4.21%
10-Year	5.80%	5.64%	5.54%
Since Inception	6.36%	4.69%	5.88%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 3.13% for the 12-month period ending March 31, 2020, compared to a –6.98% return for the S&P 500® Index and a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 3.28%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The management of the growth component managed by Janus Capital Management LLC transitioned on May 1, 2019 to Morgan Stanley Investment Management.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Underperformance during the period was driven by allocations to securitized sectors, Treasury Inflation Protected Securities (TIPS), and higher-yielding credit. Allocations to non-agency residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), as well as selection within asset-backed securities (ABS) detracted from results, and in aggregate represented the largest negative impact during the period. Security selection within agency mortgage backed securities pass-throughs also detracted from relative results. Positioning in investment grade credit, particularly selection within industrials and financials, contributed favorably to performance over the period, although an allocation to and selection within high yield credit offset a portion of these gains. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on relative performance overall. During the period, the Portfolio used currency and interest rate derivatives. Currency forwards had a positive impact on relative results, although this was offset by negative impact from interest rate swaps and interest rate futures over the period.

For the period, April 1, 2019 through April 30, 2019 the Portfolio component managed by Janus Capital Management LLC outperformed its benchmark. Stock selection in the information technology and industrial sectors were large drivers of relative outperformance. Stock selection in the materials and consumer discretionary sectors also contributed modestly to relative results. Individual stocks that were large contributors to performance included Microsoft Corp., Amazon.com, Inc., Walt Disney Co. and Facebook, Inc. Stock selection in the communication services sector detracted from relative performance, as did a modest underweight to the financials sector. A small cash position also detracted from relative performance. Individual stocks that were the largest detractors from performance included Neurocrine Biosciences, Inc., UnitedHealth Group, Inc., Altria Group, Inc. and Merck & Co., Inc.

For the period, May 1, 2019 through March 31, 2020, the Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark. The Portfolio underperformed the benchmark this period due to unfavorable stock selection and sector allocations. The communication services sector was the largest detractor from the Portfolio's relative performance. Both stock selection and an overweight in the sector were disadvantageous, with Twitter, Inc. being the largest detractor both in the sector and across the whole Portfolio. Stock selection and an underweight in information technology were also unfavorable. Workday, Inc., Class A was the biggest detractor in the information technology sector and the second largest detractor in the Portfolio. An overweight to the materials sector was detrimental to relative underperformance as well. Offsetting some of the relative underperformance was a positive contribution from stock selection in industrials, aided by the positive performance of Copart, Inc. along with having no exposure to the poor performance of Boeing Co. Stock selection in consumer discretionary was relatively helpful, mainly through a lack of exposure to the negative performance of specialty retail stocks. The Portfolio did not own any energy stocks, which was beneficial given the sector's significant decline in the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	4.50%	4.33%	4.21%
5-Year	3.72%	3.56%	3.46%
10-Year	4.69%	4.53%	4.42%
Since Inception	5.68%	4.63%	5.00%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of 4.50% for the 12-month period ending March 31, 2020, compared to a –6.98% return for the S&P 500® Index and a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 6.01%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The management of the growth component managed by Janus Capital Management LLC transitioned on May 1, 2019 to Morgan Stanley Investment Management.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Underperformance during the period was driven by allocations to securitized sectors, Treasury Inflation Protected Securities (TIPS), and higher-yielding credit. Allocations to non-agency residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), as well as selection within asset-backed securities (ABS) detracted from results, and in aggregate represented the largest negative impact during the period. Security selection within agency mortgage backed securities pass-throughs also detracted from relative results. Positioning in investment grade credit, particularly selection within industrials and financials, contributed favorably to performance over the period, although an allocation to and selection within high yield credit offset a portion of these gains. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on relative performance overall. During the period, the Portfolio used interest rate derivatives. Interest rate swaps and interest rate futures had a negative impact on relative results over the period.

For the period, April 1, 2019 through April 30, 2019 the Portfolio component managed by Janus Capital Management LLC outperformed its benchmark. Stock selection in the information technology and industrial sectors were large drivers of relative outperformance. Stock selection in the materials and consumer discretionary sectors also contributed modestly to relative results. Individual stocks that were large contributors to performance included Microsoft Corp., Amazon.com., Inc., Walt Disney Co. and Facebook, Inc.. Stock selection in the communication services sector detracted from relative performance, as did a modest underweight to the financials sector. A small cash position also detracted from relative performance. Individual stocks that were large detractors from performance included Neurocrine Biosciences, UnitedHealth Group, Altria Group and Merck & Co.

For the period, May 1, 2019 through March 31, 2020, the Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark. The Portfolio underperformed the benchmark this period due to unfavorable stock selection and sector allocations. The communication services sector was the largest detractor from the Portfolio's relative performance. Both stock selection and an overweight in the sector were disadvantageous, with Twitter being the largest detractor both in the sector and across the whole Portfolio. Stock selection and an underweight in information technology were also unfavorable. Workday, Inc., Class A was the biggest detractor in the information technology sector and the second largest detractor in the Portfolio. An overweight to the materials sector was detrimental to relative underperformance as well. Offsetting some of the relative underperformance was a positive contribution from stock selection in industrials, aided by the positive performance of Copart, Inc. along with having no exposure to the poor performance of Boeing Co. Stock selection in consumer discretionary was relatively helpful, mainly through a lack of exposure to the negative performance of specialty retail stocks. The Portfolio did not own any energy stocks, which was beneficial given the sector's significant decline in the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–10.95%	–11.09%	–11.16%
5-Year	2.19%	2.03%	1.93%
10-Year	6.80%	6.63%	6.53%
Since Inception	5.23%	4.05%	6.24%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

5 The Blended Index consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net) captures large and mid cap representation across 26 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of –10.95% for the 12-month period ending March 31, 2020, compared to an –9.13% return for the Russell 3000 Index and a –7.54% return for the Blended Index of 60% Russell 3000 Index, 15% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio produced negative returns on an absolute basis and underperformed the Blended Index for the period. Most asset classes realized losses over the reporting period. U.S. large- and small-cap, international developed, and emerging market equities all experienced weakness. High yield bonds also ended negative. Core fixed income delivered positive returns. Dynamic allocation was a small positive while security selection and active implementation decisions detracted from Portfolio performance for the period.

Overall asset allocation decisions were positive over the past 12 months. The Portfolio's underweight to interest rate-sensitive fixed income detracted, while the Portfolio benefitted from an underweight position in U.S. large-cap equities.

Security selection and active implementation detracted over the past year. The Portfolio's U.S. large-cap equity and international developed equity holdings were the two primary drivers of negative performance. Selection within emerging market equities and high yield bonds helped offset some of this weakness.

The Portfolio uses equity futures as part of the equity strategies. Overall, the Portfolio's use of equity futures detracted from absolute performance for the year.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–4.34%	–4.47%	–4.53%
5-Year	9.06%	8.89%	8.77%
10-Year	12.34%	12.18%	12.06%
Since Inception	8.98%	6.53%	9.62%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Growth Stock Portfolio — Class 1

The SA T. Rowe Growth Stock Portfolio — Class 1 shares returned –4.34% for the 12-month period ending March 31, 2020, compared to a return of 0.91% for the Russell 1000 Growth Index.

The Portfolio underperformed the Russell 1000 Growth Index for the fiscal year. The Portfolio generated negative absolute returns, while the Index produced slightly positive results.

Stock selection drove relative underperformance during the period. Of the securities held in the Portfolio during the period, Apple, Inc. (underweight), Boeing Co., Microsoft Corp. (underweight), and Wynn Resorts, Ltd. were the most significant detractors from relative performance. On the positive side, ASML Holding NV, Tesla, Inc., Netflix, Inc., and Worldpay, Inc., Class A contributed the most to relative results.

Sector allocation also detracted from relative performance during the period. Most notably, an underweight to the information technology sector and an overweight to the consumer discretionary sector detracted from relative results. On the positive side, underweights to the industrials and business services and consumer staples sectors contributed to relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Morgan Stanley & Co., Inc SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–2.43%	–2.65%	–2.73%
5-Year	8.16%	7.98%	7.87%
10-Year	11.08%	10.89%	10.79%
Since Inception	5.66%	4.60%	8.73%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned –2.43% for the 12-month period ending March 31, 2020, compared to a –2.47% return for the S&P® 500 Growth Index.

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by Janus Capital Management LLC transitioned on May 1, 2019 to Morgan Stanley Investment Management.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) (continued)

For the period, April 1, 2019 through April 30, 2019 the Portfolio component managed by Janus Capital Management LLC outperformed its benchmark. Stock selection in the information technology and industrial sectors were large drivers of relative outperformance. Stock selection in the materials and consumer discretionary sectors also contributed modestly to relative results. Individual stocks that were large contributors to performance included Microsoft Corp., Amazon, Inc., Walt Disney Co. and Facebook, Inc., Class A. Stock selection in the communication services sector detracted from relative performance, as did a modest underweight to the financials sector. A small cash position also detracted from relative performance. Individual stocks that were large detractors from performance included Neurocrine Biosciences, Inc., UnitedHealth Group, Inc., Altria Group, Inc. and Merck & Co, Inc.

For the period, May 1, 2019 through March 31, 2020, the Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark. The Portfolio underperformed the benchmark this period due to unfavorable stock selection and sector allocations. The communication services sector was the largest detractor from the Portfolio's relative performance. Both stock selection and an overweight in the sector were disadvantageous, with Twitter, Inc. being the largest detractor both in the sector and across the whole Portfolio. Stock selection and an underweight in information technology were also unfavorable. Workday, Inc., Class A was the biggest detractor in the information technology sector and the second largest detractor in the Portfolio. An overweight to the materials sector was detrimental to relative underperformance as well. Offsetting some of the relative underperformance was a positive contribution from stock selection in industrials, aided by the positive performance of Copart, Inc. along with having no exposure to the poor performance of Boeing Co. Stock selection in consumer discretionary was relatively helpful, mainly through a lack of exposure to the negative performance of specialty retail stocks. The Portfolio did not own any energy stocks, which was beneficial given the sector's significant decline in the period.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. outperformed its benchmark for the period. In the Portfolio, the security selection in information technology and energy sectors contributed to returns, while the security selection in industrials and materials sectors detracted from performance. Key contributors to performance in the information technology sector included Apple, Inc. and NVIDIA Corp., while the top contributor to performance within the energy sector was Marathon Petroleum Corp. Key detractors from performance in the industrials sector included Boeing Co. and Lyft, Inc., Class A and key detractors in the materials sector included DuPont de Nemours, Inc. and Ecolab, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–14.52%	–14.61%	–14.71%
5-Year	1.73%	1.58%	1.48%
10-Year	6.69%	6.53%	6.43%
Since Inception	5.40%	5.08%	6.59%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned –14.52% for the 12-month period ending March 31, 2020, compared to a –12.20% return for the S&P® 500 Value Index.

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by American Century Investment Management, Inc. outperformed its benchmark for the period. Sector selection contributed positively to the Portfolio's relative performance. More specifically, overweights in the consumer staples and health care sectors contributed to returns. An underweight in the information technology sector was also beneficial. On the other hand, an underweight in communication services detracted from performance.

Security selection also contributed positively to the Portfolio's relative performance, particularly in the energy, consumer staples and financials sectors. In energy, lack of exposure to Exxon Mobil was beneficial. Exxon underperformed as it struggled with execution and embarked on a large capital spending program. However, energy holding Schlumberger was a top individual detractor. Lower oil and gas prices caused Schlumberger's customers to aggressively reduce spending, leading investors to question the sustainability of the company's dividend. Security selection in the health care sector was negative overall, but Medtronic was a top contributor. Security selection in the real estate and materials sectors detracted from performance. Welltower, a REIT that primarily invests in senior housing, was a top detractor. The stock underperformed due to the potential impact that COVID-19 could have on current senior housing tenants as well as future demand.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Security selection drove relative underperformance during the period. Weak selection in information technology, consumer staples and communication services detracted from relative results, while positive selection in industrials, financials and health care contributed to relative performance. Sector allocation, which is a result of the bottom-up stock selection process, also detracted from relative performance during the period. The Portfolio's underweight to consumer staples and utilities weighed on relative results, while an overweight to health care contributed to relative performance. Top detractors from relative performance included not owning Apple, Inc. and the Portfolio's overweight positions in Tapestry, Inc. and EOG Resources, Inc. Top relative contributors during the period were not holding Exxon Mobil Corp. and the Portfolio's overweight positions in QUALCOMM, Inc. and Roche Holding AG ADR.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–9.65%	–9.72%	–9.84%
5-Year	5.83%	5.67%	5.55%
10-Year	10.36%	10.20%	10.08%
Since Inception	8.35%	6.32%	9.92%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned –9.65% for the 12-month period ending March 31, 2020, compared to an –9.45% return for the Russell Midcap Growth Index.

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by T. Rowe Price Associates, Inc. trailed its benchmark for the period. An underweight allocation to the real estate sector which held up better than several other sectors over the last year detracted from the Portfolio's relative performance. Stock selection in the sector also hurt relative results. Health care stock selection also hindered the Portfolio's performance. Health care equipment and supply companies were the main performance detractors. In addition, stock selection in the financials sector, especially bank stocks, hurt results. Conversely, stock selection in the communication services sector contributed to relative performance as did the Portfolio's underweight to the sector. Media stock selection and an underweight to the industry contributed significantly to relative performance. Stock selection in the consumer discretionary sector also was positive. Stock selection among internet and direct marketing retailers, as well as an underweight to the industry, were additive. Of the securities held during the period, Ulta Beauty, Inc., Xilinx, Inc., United Airlines Holdings, Inc., Fleetcor Technologies, Inc., and Euronet Worldwide, Inc. detracted the most from relative returns. Shopify, Inc., Class A, Dollar General Corp., Dexcom, Inc., Docusign, Inc., and Lam Research Corp. were the most significant contributors to relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. While security selection was the primary driver of relative outperformance, sector allocation contributed as well. Stock selection was strongest within the information technology, health care, and industrials sectors. Weaker selection within the consumer discretionary, communication services, and energy sectors partially offset positive performance. Sector allocation, a fall out of the bottom-up security selection process, contributed to relative returns during the period. The most significant contribution to relative results came from the Portfolios underweight to energy, while overweight allocations to consumer staples and health care also proved favorable. In contrast, the Portfolio's overweight exposure to the consumer discretionary sector detracted from relative returns, as did the Portfolio's lack of exposure to real estate. Top contributors to relative performance included overweight positions in Advanced Micro Devices, Inc., Insulet Corp., and DexCom, Inc. The top relative detractors in the Portfolio during the period were overweight positions in Align Technology, Inc., 2U, Inc., and Norwegian Cruise Line Holdings, Ltd.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–23.20%	–23.34%	–23.41%
5-Year	–1.59%	–1.76%	–1.85%
10-Year	6.01%	5.85%	5.75%
Since Inception	7.36%	6.75%	6.97%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned –23.20% for the 12-month period ending March 31, 2020, compared to a –24.13% return for the Russell Midcap Value Index.

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by Massachusetts Financial Services Company outperformed its benchmark for the period. Stock selection and an overweight position in the information technology sector contributed to performance. Within this sector, the Portfolio's holdings of Leidos Holdings, Inc. and KBR, Inc. benefited returns. Security selection and, to a lesser extent, an underweight position in the real estate sector also supported performance. The Portfolio's position in Life Storage contributed to performance. Stock selection in the financials sector also positively impacted results. Within this sector, the Portfolio's positions in NASDAQ, Assurant, and Apollo Global Management, Inc. aided returns. Elsewhere, holdings of L3Harris Technologies, Inc., The Southern Company, and Eaton Vance Corp. helped performance. The Portfolio's cash position was also a contributor to performance in a period when equity markets fell, as measured by the Portfolio's benchmark.

Conversely, stock selection in the health care sector weighed on relative performance. An underweight position in the utilities sector also weakened results. Not holding Xcel Energy, Inc. dampened returns. An overweight position in the energy sector also detracted. Within the sector, the Portfolio's positions in Plains GP Holdings LP and Marathon Petroleum Corp. hurt results. Positions in WPX Energy, Inc., Pioneer Natural Resources Co. and Patterson-UTI, Inc. energy also held back returns. Stocks in other sectors that hindered performance included not holding both Newmont Corp. and Digital Realty Trust, Inc. Positions in Entertainment Properties Trust and Comerica, Inc. also detracted from performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection was responsible for excess returns, and more than offset the negative effect of sector allocation. Stock selection in consumer discretionary, particularly within specialty retail, contributed the most to relative returns. An underweight in the sector also proved beneficial. Materials holdings also added value, especially names in metals and mining. Stock choices in financials aided performance as well. Conversely, an overweight to energy, the worst performing sector in the benchmark, detracted most from relative returns. An underweight to utilities, and stock selection within the sector, also hampered performance. Of the securities held during the period, Barrick Gold Corp., Franco-Nevada Corp., Tiffany & Co., Select Medical Holdings Corp., and Newmont Corp. were the most significant contributors to relative results. On the negative side, EQT Corp., Imperial Oil, Ltd., Ovintiv, Inc., ViacomCBS, Inc., and Textron, Inc. detracted most from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC Schroder Investment Management North America Inc. J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–24.88%	–24.95%	–25.05%
5-Year	–2.07%	–2.21%	–2.31%
10-Year	5.11%	4.96%	4.86%
Since Inception	3.50%	2.34%	5.46%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned –24.88% for the 12-months ended March 31, 2020, compared to a –23.99% return for the Russell 2000 Index.

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. underperformed its benchmark for the period. Stock selection in the health services and systems, industrial cyclical and pharmaceutical sectors detracted from performance. At the individual stock level, an underweight position in Teladoc Health, Inc. and overweight positions in Abercrombie & Fitch Co., Class A and Wabash National Corp. weighed on results. On the positive side, stock selection in the media, software and services and telecommunications sectors contributed to performance. Overweight positions in Stamps.com, Inc., Forty Seven, Inc. and Generac Holdings, Inc. contributed to performance. As of March 31, 2020, the Portfolio's largest overweight exposures are in the software and services, energy and basic materials sectors. The largest underweight exposures are in the health services and systems, utilities and retail sectors.

The Portfolio component managed by PNC Capital Advisors, LLC changed subadviser to Schroder Investment Management North America Inc., effective November 7, 2019.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) (continued)

From April 1, 2019 to November 6, 2019, the Portfolio component managed by PNC Capital Advisors, LLC, outperformed its benchmark. Sector selection overall contributed positively to performance. The Portfolio's overweight to the industrials sector was materially additive as were underweights to the health care and energy sectors. Performance was hurt by sector underweights in information technology, real estate and utilities. Security selection overall also contributed to performance. Top contributors for the period were Universal Forest Products, Inc., Lithia Motors, Inc., Class A, HEICO Corp., RLI Corp. and Installed Building Products, Inc. Top detractors from performance were Insperity, Inc., iRobot Corp., RE/MAX Holdings, Inc., Class A, ePlus, Inc., and Dorman Products, Inc.

From November 7, 2019 to March 31, 2020, the Portfolio component managed by Schroder Investment Management North America Inc. trailed its benchmark for the period. Sector selection was negative, primarily in the consumer discretionary and health care sectors. The consumer group was particularly hard hit during the period and this underperformance had a negative impact on Portfolio performance. Security selection was also negative, primarily in the consumer discretionary sector, with Red Rock Resorts, Inc., Class A and PlayAGS, Inc. lagging noticeably. Hudson, Ltd., Class A was also a significant detractor. The company operates travel convenience stores with a dominant franchise in airports. The sharp drop in travel volume due to the COVID-19 pandemic affected airport traffic.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management North America Inc. SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–14.19%	–14.30%	–14.34%
5-Year	–1.00%	–1.14%	–1.23%
10-Year	2.01%	1.87%	1.77%
Since Inception	1.41%	0.86%	4.31%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned –14.19% for the 12-month period ending March 31, 2020, compared to a –14.38% return for the MSCI EAFE Index (net).

A portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC who seeks to track an index or a subset of an index.

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. The health care sector detracted the most from relative performance owing to negative stock selection. However, an overweight to health care, the best-performing sector in the benchmark, contributed to relative returns. The financials sector was the next-largest detractor from relative performance chiefly due to an overweight to the sector, which underperformed the benchmark. Stock selection in the sector slightly detracted from relative returns. Conversely, the information technology sector added the most value due to stock selection. An overweight allocation also proved favorable, as the sector significantly outpaced the benchmark. Consumer staples contributed to relative performance due to stock selection. However, an underweight to consumer staples, which outperformed the benchmark, partly offset the benefit from favorable selection.

From a regional perspective, developed Europe detracted the most from relative returns due to unfavorable stock selection, particularly in Norway, the United Kingdom and Sweden. The Pacific ex Japan region added the most value due to stock selection, led by positions in Taiwan and South Korea.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark for the period. Stock selection and sector allocation drove the Portfolio's outperformance, particularly holdings within the communication services, industrials and information technology sectors, as well as an underweight position in energy and an overweight position in health care. Conversely, stock selection in consumer discretionary and materials detracted. Performance was strong across most major regions, led by European and Developed Pacific ex Japan holdings.

At the stock level, pharmaceutical company Roche contributed the most as it received emergency approval from the FDA to develop commercial tests to detect COVID-19. The stock was also supported by strong demand for a number of key drugs, which has more than offset sales decreases in other lines in the face of patent losses and increased competition from generics. ASML Holdings NV also made a positive contribution as revenue beat expectations and demand for the company's lithography systems for semi-conductor production continued to accelerate. Financial stocks, such as Erste Group Bank AG and Banco Bilbao Vizcaya Argentarita SA, detracted over the period as drastic interest rates cuts from central banks around the world put further pressure on margins.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	6.36%	6.27%	6.18%
5-Year	2.84%	2.68%	2.58%
10-Year	3.61%	3.45%	3.36%
Since Inception	4.00%	3.97%	3.54%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg Barclays U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned 6.36% for the 12-month period ending March 31, 2020, compared to a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component passively managed by PineBridge Investments, LLC seeks to track an index or a subset of an index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, underperformed its benchmark for the period. Credit spreads, as measured by the option-adjusted spread (OAS) of the Bloomberg Barclays U.S. Aggregate Bond Index came under pressure in the month of March 2020. For the period, the OAS of the Bloomberg Barclays U.S. Aggregate Bond Index widened 51 basis points. Over the period, the Portfolio underperformed the Bloomberg Barclays U.S. Aggregate Bond Index due to negative contributions from sector selection and security selection. The negative impact of asset allocation was driven by the Portfolio's overweight position in the energy and financials sectors and underweight position in the government sector. Security selection was also negative within the energy and consumer cyclical sectors. The Portfolio's duration was slightly short of the benchmark which detracted performance during the period as yields declined during the quarter.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Underperformance during the period was driven by allocations to securitized sectors and higher yielding credit. Allocations to non-agency residential mortgage backed securities (RMBS) and asset-backed securities (ABS), as well as selection within high-quality commercial mortgage backed securities (CMBS), detracted from results, and in aggregate represented the largest negative impact during the period. Security selection within agency mortgage backed securities pass-throughs also detracted from relative results. Security selection within investment grade credit, particularly selection within industrials and financials, contributed favorably to performance over the period, but was more than offset by allocations to high yield credit and bank loans. Positioning in Treasury Inflation Protected Securities (TIPS) also detracted from relative results. Additionally, the Portfolio held select emerging markets sovereign debt which detracted from relative results. During the period, the Portfolio used interest rate futures and interest rate swaps, detracting from performance over the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Wellington Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

SA Wellington Real Return Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 3*
1-Year	2.40%	2.14%
5-Year	1.71%	1.46%
10-Year	N/A	1.69%
Since Inception	1.22%	2.42%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Wellington Real Return Portfolio — Class 3

The SA Wellington Real Return Portfolio — Class 3 shares returned 2.14% for the 12-month period ending March 31, 2020, compared to a 3.36% return for the Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD,) and a 4.50% return for the Bloomberg Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's allocation to credit was a net detractor to performance, as well as the Portfolio's bank loans and securitized credit allocations, given spread sectors generated negative excess returns over the period. The Portfolio's underweight position to Spanish linkers was additive to relative performance during the year as the inflation outlook deteriorated. However, the Portfolio's positioning in non-USD linkers was generally a detractor from performance overall, while an overweight to intermediate 5-10 year maturity United States Treasury Inflation Protected Securities (TIPS) benefitted relative performance. Overall, the Portfolio's interest rate positioning contributed to benchmark-relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, the Portfolio's currency hedges contributed to total returns. The Portfolio's use of interest rate futures for duration management modestly detracted from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 2*	Class 3*
1-Year	–17.99%	–18.14%	–18.20%
5-Year	2.16%	2.00%	1.90%
10-Year	N/A	5.92%	5.82%
Since Inception	7.18%	6.77%	7.63%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned –18.14% for the 12-month period ending March 31, 2020, compared to a return of –17.17% for the Russell 1000 Value Index.

After rising to a record high a little more than a month before period-end, U.S. large-cap equities, as represented by the S&P 500® Index, plunged to their worst monthly result since October 2008. Volatility, as measured by the VIX (the CBOE Market Volatility Index), spiked to record levels. Most major benchmarks finished down for the period. Energy stocks were hit especially hard, with the S&P 500® Index sector losing more than half its value. Growth stocks (as represented by the Russell 1000 Growth Index) sustained their longstanding leadership relative to value stocks (as represented by the Russell 1000 Value Index) as of period-end.

Sector allocation, which is a byproduct of the Portfolio's bottom-up investment approach, helped relative results over the period. Especially beneficial was an overweight to semiconductor stocks as a result of holding outsized positions in Applied Materials, Inc. and QUALCOMM, Inc. Conversely, the Portfolio's overweight to energy stocks was a significant detractor.

Overall security selection detracted from relative performance, with results in the information technology, financials and consumer sectors more than offsetting stronger selection in health care and materials. Top individual performers included miner Barrick Gold Corp., managed care provider Humana, Inc. and pharmaceutical maker Bristol-Myers Squibb Co., while significant detractors included data analytics provider Teradata Corp., multi-channel retailer Qurate Retail, Inc. and oil equipment and services provider Halliburton Co.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 3*
1-Year	–7.61%	–7.90%
5-Year	N/A	2.51%
10-Year	N/A	5.89%
Since Inception	3.80%	4.62%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of –7.90% for the 12-month period ending March 31, 2020, compared to a –9.13% return for the Russell 3000 Index, a –14.38% return for the MSCI EAFE Index (net), a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a –6.67% return for the Blended Index (57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Aggregate Bond Index).

The fixed income portion of the Portfolio was the primary driver of the Portfolio's underperformance as fixed income underlying portfolios significantly lagged the Bloomberg Barclays U.S. Aggregate Bond Index. Credit-focused fixed income sectors detracted as credit spreads increased significantly due to fears of rising defaults. Inflation-protected securities also underperformed as the slowing economy reduced investors' views of future inflation. Core bond underlying portfolios including the SA Multi-Managed Diversified Fixed Income, SA JPMorgan MFS Core Bond, and SA Wellington Government and Quality Bond Portfolios underperformed their benchmarks significantly.

The equity portion of the Portfolio also underperformed but to a lesser extent as U.S. equity underlying portfolios slightly lagged the Russell 3000 Index. Exposure to U.S. small and mid cap equities was the largest detractor within U.S. equities as these market sectors significantly lagged the Russell 3000 Index. Exposure to U.S. large cap growth underlying portfolios boosted U.S. equity performance but did not fully offset other detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited) (continued)

International equities had little effect on relative performance as the underlying portfolios' performance was close to the MSCI EAFE Index (net). Within international equities strong performance of the SA Fidelity Institutional AM® International Growth Portfolio was offset by exposure to value-oriented and emerging market underlying portfolios.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 3*
1-Year	–4.96%	–5.19%
5-Year	N/A	2.70%
10-Year	N/A	5.45%
Since Inception	3.83%	4.38%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of –5.19% for the 12-month period ending March 31, 2020, compared to a –9.13% return for the Russell 3000 Index, a –14.38% return for the MSCI EAFE Index, a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a –3.67% return for the Blended Index (47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Bloomberg Barclays U.S. Aggregate Bond Index).

The fixed income portion of the Portfolio was the primary driver of the Portfolio's underperformance as fixed income underlying portfolios significantly lagged the Bloomberg Barclays U.S. Aggregate Bond Index. Credit-focused fixed income sectors detracted as credit spreads increased significantly due to fears of rising defaults. Inflation-protected securities also underperformed as the slowing economy reduced investors' views of future inflation. Core bond underlying portfolios including the SA Multi-Managed Diversified Fixed Income, SA JPMorgan MFS Core Bond, and SA Wellington Government and Quality Bond Portfolios underperformed their benchmarks significantly.

The U.S. equity portion of the Portfolio also underperformed but to a lesser extent as U.S. equity underlying portfolios slightly lagged the Russell 3000 Index. Exposure to U.S. small and mid cap equities was the largest detractor within U.S. equities as these market sectors significantly lagged the Russell 3000 Index. Exposure to U.S. large cap growth underlying portfolios boosted U.S. equity performance but did not fully offset other detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited) (continued)

International equities had little effect on relative performance as the underlying portfolios' performance was close to the MSCI EAFE Index (net). Within international equities strong performance of the SA Fidelity Institutional AM® International Growth Portfolio was offset by exposure to value-oriented and emerging market underlying portfolios.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 3*
1-Year	–3.31%	–3.64%
5-Year	N/A	2.81%
10-Year	N/A	5.25%
Since Inception	3.85%	4.46%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of –3.64% for the 12-month period ending March 31, 2020, compared to a –9.13% return for the Russell 3000 Index, a –14.38% return for the MSCI EAFE Index (net), a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a –1.63% return for the Blended Index (41% Russell 3000 Index, 14% MSCI EAFE Index (net), and 45% Bloomberg Barclays U.S. Aggregate Bond Index).

The fixed income portion of the Portfolio was the primary driver of the Portfolio's underperformance as fixed income underlying portfolios significantly lagged the Bloomberg Barclays U.S. Aggregate Bond Index. Weak performance of core bond underlying portfolios was the largest fixed income detractor. SA Multi-Managed Diversified Fixed Income, SA JPMorgan MFS Core Bond, and SA Wellington Government and Quality Bond Portfolios each underperformed their benchmark significantly. Credit-focused fixed income sectors detracted as credit spreads increased significantly due to fears of rising defaults. Inflation-protected securities also underperformed as the slowing economy reduced investors' views of future inflation.

The U.S. equity portion of the Portfolio also underperformed the Russell 3000 Index. Exposure to U.S. small and mid cap equities was the largest detractor within U.S. equities as these market sectors significantly lagged the Russell 3000 Index. Exposure to U.S. large cap growth underlying portfolios boosted U.S. equity performance but did not fully offset other detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited) (continued)

International equities had little effect on relative performance as underlying portfolios' performance was close to the MSCI EAFE Index (net). Within international equities strong performance of the SA Fidelity Institutional AM® International Growth Portfolio was offset by exposure to value-oriented and emerging market underlying portfolios.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/20

	Class 1*	Class 3*
1-Year	–0.78%	–1.02%
5-Year	N/A	2.83%
10-Year	N/A	5.05%
Since Inception	3.62%	4.40%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg Barclays U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of –1.02% for the 12-month period ending March 31, 2020, compared to a –9.13% return for the Russell 3000 Index, a –14.38% return for the MSCI EAFE Index (net), a 8.93% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 1.30% return for the Blended Index (30% Russell 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg Barclays U.S. Aggregate Bond Index).

The fixed income portion of the Portfolio was the primary driver of the Portfolio's underperformance as fixed income underlying portfolios significantly lagged the Bloomberg Barclays U.S. Aggregate Bond Index. Credit-focused fixed income sectors detracted as credit spreads increased significantly due to fears of rising defaults. Inflation-protected securities also underperformed as the slowing economy reduced investors' views of future inflation. Core bond underlying portfolios including the SA Multi-Managed Diversified Fixed Income, SA JPMorgan MFS Core Bond, and SA Wellington Government and Quality Bond Portfolios underperformed their benchmarks significantly.

The U.S. equity portion of the Portfolio also underperformed but to a lesser extent as U.S. equity underlying portfolios slightly lagged the Russell 3000 Index. Exposure to U.S. small and mid cap equities was the largest detractor within U.S. equities as these market sectors significantly lagged the Russell 3000 Index. Exposure to U.S. large cap growth underlying portfolios boosted U.S. equity performance but did not fully offset other detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited) (continued)

International equities had little effect on relative performance as the underlying portfolios' performance was close to the MSCI EAFE Index (net). Within international equities strong performance of the SA Fidelity Institutional AM® International Growth Portfolio was offset by exposure to value-oriented and emerging market underlying portfolios.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Filed under Rules 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

Seasons Series Trust
SA Multi-Managed Growth Portfolio
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Small Cap Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated December 12, 2019
to the Portfolios' Summary Prospectus and Prospectus dated July 26, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled "Investment Adviser" and in the section of the Prospectus entitled "Investment Adviser" under each Portfolio's "Portfolio Summary," in the table under the heading "Portfolio Managers," all references to Dennis Ruhl are deleted and the following portfolio managers are added:

Name and Title	Portfolio Manager of the Portfolios Since
Small-Cap Growth Component — JPMorgan
Lindsey J. Houghton Executive Director and Portfolio Manager	2019
Wonseok Choi Managing Director and Portfolio Manager	2019
Jonathan L. Tse Executive Director and Portfolio Manager	2019
Aksah Gupta Executive Director and Portfolio Manager	2019

In the section of the Prospectus entitled "Management," under the heading "Information about the Subadvisers," the second paragraph under "J.P. Morgan Investment Management Inc. (JPMorgan)" is deleted in its entirety and replaced with the following:

The Small-Cap Growth Component of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth and SA Multi-Managed Small Cap Portfolios are managed by Phillip D. Hart, Lindsey J. Houghton, Wonseok Choi, Jonathan L. Tse and Akash Gupta. Mr. Hart, a Managing Director of JPMorgan and a CFA charterholder, is the lead portfolio manager for the Portfolio and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Equity Group at JPMorgan since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Houghton, Executive Director of JPMorgan, is a research analyst and portfolio manager for the U.S. Behavioral Finance Equity Group. An employee of the firm since 2006, Mr. Houghton is responsible for coverage of the small and mid-cap consumer and financial sectors. He has been also a portfolio manager since November 2018 on the J.P. Morgan Intrepid Mid Cap Strategy. Previously, he worked as a senior analyst on Bear Stearns' Quantitative Equity team. Prior to joining Bear Stearns, Mr. Houghton was a research analyst at BKF Asset Management and a portfolio manager assistant at ING Investment Management. Mr. Choi, Managing Director of JPMorgan and head of quantitative research for the U.S. Behavioral Finance Equity Group since 2006, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director of JPMorgan and a member of the quantitative research team for U.S. Equity Behavioral Finance Strategies since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Portfolio's positioning.

Mr. Gupta, Executive Director of JPMorgan, is a research analyst and portfolio manager for the U.S. Behavioral Finance Small and Mid Cap Equity Group. An employee of the firm since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

PRSRT STD
U.S. POSTAGE
PAID
TOPPAN MERRILL
ZIP CODE 01950

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.16 (5/20)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended March 31, 2020, however, the Code has beeen amended to reflect changes to the titles of the Covered Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(a) Audit Fees	$743,089	$765,380
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$201,246	$171,530
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$336,238	$275,927

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2020 were $603,654 and $447,457, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2020